GARTMORE VARIABLE INSURANCE TRUST

                                  ANNUAL REPORT
                                DECEMBER 31, 2002

---------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                                  ANNUAL REPORT
                                DECEMBER 31, 2002

                                TABLE OF CONTENTS


Statement of Investments:
Gartmore GVIT Total Return Fund. . . . . . . . . . . . . . . . .    2
Gartmore GVIT Growth Fund. . . . . . . . . . . . . . . . . . . .    5
Gartmore GVIT Government Bond Fund . . . . . . . . . . . . . . .    7
GVIT Small Company Fund. . . . . . . . . . . . . . . . . . . . .    9
Gartmore GVIT Money Market Fund. . . . . . . . . . . . . . . . .   18
Gartmore GVIT Money Market Fund II . . . . . . . . . . . . . . .   21
J.P. Morgan GVIT Balanced Fund . . . . . . . . . . . . . . . . .   22
Strong GVIT Mid Cap Growth Fund. . . . . . . . . . . . . . . . .   29
Nationwide GVIT Strategic Value Fund . . . . . . . . . . . . . .   31
Comstock GVIT Value Fund . . . . . . . . . . . . . . . . . . . .   33
Federated GVIT High Income Bond Fund . . . . . . . . . . . . . .   35
MAS GVIT Multi Sector Bond Fund. . . . . . . . . . . . . . . . .   41
GVIT Small Cap Value Fund. . . . . . . . . . . . . . . . . . . .   48
GVIT Small Cap Growth Fund . . . . . . . . . . . . . . . . . . .   53
Gartmore GVIT Worldwide Leaders Fund . . . . . . . . . . . . . .   56
Dreyfus GVIT Mid Cap Index Fund. . . . . . . . . . . . . . . . .   58
Turner GVIT Growth Focus Fund. . . . . . . . . . . . . . . . . .   63
Gartmore GVIT Global Technology and Communications Fund. . . . .   64
Gartmore GVIT Global Health Sciences Fund. . . . . . . . . . . .   66
Gartmore GVIT Nationwide Leaders Fund. . . . . . . . . . . . . .   67
Gartmore GVIT Emerging Markets Fund. . . . . . . . . . . . . . .   68
Gartmore GVIT International Growth Fund. . . . . . . . . . . . .   71
Gartmore GVIT Investor Destinations Aggressive Fund. . . . . . .   74
Gartmore GVIT Investor Destinations Moderately Aggressive Fund .   75
Gartmore GVIT Investor Destinations Moderate Fund. . . . . . . .   76
Gartmore GVIT Investor Destinations Moderately Conservative Fund   77
Gartmore GVIT Investor Destinations Conservative Fund. . . . . .   78
Gartmore GVIT U.S. Growth Leaders Fund . . . . . . . . . . . . .   79
Gartmore GVIT Global Utilities Fund. . . . . . . . . . . . . . .   80
Gartmore GVIT Global Financial Services Fund . . . . . . . . . .   82
Statements of Assets and Liabilities . . . . . . . . . . . . . .   83
Statements of Operations . . . . . . . . . . . . . . . . . . . .   90
Statements of Changes in Net Assets. . . . . . . . . . . . . . .   96
Financial Highlights . . . . . . . . . . . . . . . . . . . . . .  109
Notes to Financial Statements. . . . . . . . . . . . . . . . . .  136

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

                        GARTMORE VARIABLE INSURANCE TRUST
                         GARTMORE GVIT TOTAL RETURN FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------
SECURITY DESCRIPTION                        SHARES       VALUE
--------------------------------------------------------------

COMMON STOCKS (98.4%)

ADVERTISING (0.4%)

Clear Channel Communications, Inc. (b). .    135,500    $5,052,795
                                                        ----------

AEROSPACE / DEFENSE (0.8%)
Boeing Co. (The). . . . . . . . . . . . .    307,870    10,156,631
                                                        ----------

BANKS (3.4%)
Bank of America Corp. . . . . . . . . . .    142,800     9,934,596
J.P. Morgan Chase & Co. . . . . . . . . .    321,023     7,704,552
U.S. Bancorp. . . . . . . . . . . . . . .    826,170    17,531,327
Wachovia Corp.. . . . . . . . . . . . . .    198,200     7,222,408
                                                        ----------
                                                        42,392,883
                                                        ----------

BIOTECHNOLOGY (0.7%)
Amgen, Inc. (b) . . . . . . . . . . . . .    190,462     9,206,933
                                                        ----------

BROADCAST MEDIA / CABLE TELEVISION (0.9%)
AOL Time Warner, Inc. (b) . . . . . . . .    700,900     9,181,790
Viacom, Inc. Class B (b). . . . . . . . .     60,400     2,461,904
                                                        ----------
                                                        11,643,694
                                                        ----------

CAPITAL GOODS (6.7%)
Cummins Engine, Inc.. . . . . . . . . . .    185,536     5,219,128
Deere & Co. . . . . . . . . . . . . . . .     40,102     1,838,677
Dover Corp. . . . . . . . . . . . . . . .    216,900     6,324,804
Eaton Corp. . . . . . . . . . . . . . . .    194,832    15,218,327
General Electric Co.. . . . . . . . . . .  1,133,751    27,606,836
Genuine Parts Co. . . . . . . . . . . . .    115,700     3,563,560
PACCAR, Inc.. . . . . . . . . . . . . . .    266,450    12,291,339
Pall Corp.. . . . . . . . . . . . . . . .    464,413     7,746,409
Parker Hannifin Corp. . . . . . . . . . .     77,963     3,596,433
                                                        ----------
                                                        83,405,513
                                                        ----------

CHEMICALS (2.8%)
Avery Dennison Corp.. . . . . . . . . . .    148,300     9,058,164
Dow Chemical Co.. . . . . . . . . . . . .     62,000     1,841,400
E.I. du Pont de Nemours & Co. . . . . . .    131,445     5,573,268
Eastman Chemical Co.. . . . . . . . . . .    184,800     6,795,096
Ecolab, Inc.. . . . . . . . . . . . . . .    182,300     9,023,850
Rohm & Haas Co. . . . . . . . . . . . . .     87,400     2,838,752
                                                        ----------
                                                        35,130,530
                                                        ----------

COMMUNICATION EQUIPMENT (0.2%)
Motorola, Inc.. . . . . . . . . . . . . .    281,884     2,438,297
                                                        ----------

COMMUNICATIONS (0.6%)
Comcast Corp. Class A . . . . . . . . . .    143,429     3,380,622
Comcast Corp. Special Class A . . . . . .     69,500     1,570,005
Qualcomm, Inc. (b). . . . . . . . . . . .     75,390     2,743,442
                                                        ----------
                                                         7,694,069
                                                        ----------

COMPUTER EQUIPMENT (4.3%)
Dell Computer Corp. (b) . . . . . . . . .    247,710     6,623,765
Hewlett-Packard Co. . . . . . . . . . . .  1,239,063    21,510,134
International Business Machines Corp. . .    266,642    20,664,755
Symbol Technologies, Inc. . . . . . . . .    690,992     5,679,954
                                                        ----------
                                                        54,478,608
                                                        ----------

COMPUTER NETWORKS (1.0%)
Cisco Systems, Inc. (b) . . . . . . . . .    996,327    13,051,884
                                                        ----------

COMPUTER SOFTWARE & SERVICES (6.7%)
Automatic Data Processing, Inc. . . . . .    101,040     3,965,820
BMC Software, Inc. (b). . . . . . . . . .    186,262     3,186,943
Computer Sciences Corp. . . . . . . . . .     16,940       583,583
Microsoft Corp. (b) . . . . . . . . . . .    812,446    42,003,457
Oracle Corp. (b). . . . . . . . . . . . .    675,500     7,295,400
SAP AG ADR (b). . . . . . . . . . . . . .     72,600     1,415,700
Sun Microsystems, Inc. (b). . . . . . . .  2,989,596     9,297,644
SunGard Data Systems, Inc.. . . . . . . .     91,420     2,153,855
Symantec Corp. (b). . . . . . . . . . . .     80,445     3,258,827
Unisys Corp. (b). . . . . . . . . . . . .  1,082,094    10,712,731
                                                        ----------
                                                        83,873,960
                                                        ----------

CONGLOMERATES (2.1%)
3M Co.. . . . . . . . . . . . . . . . . .    111,353    13,729,825
Ingersoll-Rand Co.. . . . . . . . . . . .    296,711    12,776,376
                                                        ----------
                                                        26,506,201
                                                        ----------

CONSTRUCTION & BUILDING MATERIALS (2.6%)
Centex Corp.. . . . . . . . . . . . . . .    251,850    12,642,870
Masco Corp. . . . . . . . . . . . . . . .    494,376    10,406,615
Vulcan Materials Co.. . . . . . . . . . .    259,168     9,718,800
                                                        ----------
                                                        32,768,285
                                                        ----------

CONSUMER DURABLE (3.3%)
Black & Decker Corp.. . . . . . . . . . .    450,300    19,313,367
Fortune Brands, Inc.. . . . . . . . . . .    148,000     6,883,480
Maytag Corp.. . . . . . . . . . . . . . .    550,500    15,689,250
                                                        ----------
                                                        41,886,097
                                                        ----------

CONSUMER PRODUCTS (1.9%)
Analog Devices, Inc. (b). . . . . . . . .     39,030       931,646
Colgate-Palmolive Co. . . . . . . . . . .     63,500     3,329,305
The Gillette Co.. . . . . . . . . . . . .    118,400     3,594,624
The Procter & Gamble Co.. . . . . . . . .    185,600    15,950,464
                                                        ----------
                                                        23,806,039
                                                        ----------

DRUGS & HEALTHCARE (10.5%)
Abbott Laboratories . . . . . . . . . . .     78,900     3,156,000
Johnson & Johnson . . . . . . . . . . . .    691,340    37,131,871
Merck & Co., Inc. . . . . . . . . . . . .    383,900    21,732,579
Pfizer, Inc.. . . . . . . . . . . . . . .  1,589,750    48,598,657
Wellpoint Health Networks, Inc. (b) . . .    105,900     7,535,844
Wyeth . . . . . . . . . . . . . . . . . .    402,500    15,053,500
                                                        ----------
                                                       133,208,451
                                                        ----------

ELECTRONICS (1.1%)
Altera Corp. (b). . . . . . . . . . . . .    163,280     2,013,242
Cooper Industries, Inc. . . . . . . . . .    189,600     6,910,921
Emerson Electric Co.. . . . . . . . . . .     45,258     2,301,369
Johnson Controls, Inc.. . . . . . . . . .     26,800     2,148,556
                                                        ----------
                                                        13,374,088
                                                        ----------

ENTERTAINMENT (0.2%)
The Walt Disney Co. . . . . . . . . . . .    121,200     1,976,772
                                                        ----------

FINANCIAL / BANKS (1.5%)
Mellon Financial Corp.. . . . . . . . . .    455,738    11,899,319
The Bank of New York Co., Inc.. . . . . .    283,000     6,780,680
                                                        ----------
                                                        18,679,999
                                                        ----------

FINANCIAL SERVICES (8.6%)
American Express Co.. . . . . . . . . . .    137,000     4,842,950
Citigroup, Inc. . . . . . . . . . . . . .    674,727    23,743,643
Fannie Mae. . . . . . . . . . . . . . . .    314,280    20,217,632

                                        2
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

                        GARTMORE VARIABLE INSURANCE TRUST
                         GARTMORE GVIT TOTAL RETURN FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)



------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES        VALUE
------------------------------------------------------------

COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED )

FleetBoston Financial Corp.. . . . . .    355,400      $8,636,220
John Hancock Financial Services, Inc..    111,700       3,116,430
MBNA Corp. . . . . . . . . . . . . . .    789,002      15,006,818
Washington Mutual, Inc.. . . . . . . .    159,600       5,510,988
Wells Fargo & Co.. . . . . . . . . . .    571,003      26,762,911
                                                    -------------
                                                      107,837,592
                                                    -------------

FOOD & BEVERAGE (3.6%)
Adolph Coors Co. Class B . . . . . . .     96,600       5,916,750
Anheuser-Busch Companies, Inc. . . . .    263,500      12,753,400
Coca-Cola Co.. . . . . . . . . . . . .     71,400       3,128,748
General Mills, Inc.. . . . . . . . . .     75,900       3,563,505
Kraft Foods, Inc. Class A. . . . . . .     83,500       3,250,655
PepsiCo, Inc.. . . . . . . . . . . . .    232,260       9,806,017
Wrigley WM JR Co.. . . . . . . . . . .    121,100       6,645,968
                                                    -------------
                                                       45,065,043
                                                    -------------

FURNITURE (0.9%)
Leggett & Platt, Inc.. . . . . . . . .    480,900      10,791,396
                                                    -------------

HEALTHCARE (4.6%)
Boston Scientific Corp. (b). . . . . .    279,000      11,863,080
Guidant Corp. (b). . . . . . . . . . .     39,900       1,230,915
HCA, Inc.. . . . . . . . . . . . . . .    121,342       5,035,693
Manor Care, Inc. (b) . . . . . . . . .    470,770       8,761,030
Medtronic, Inc.. . . . . . . . . . . .    208,300       9,498,480
St. Jude Medical, Inc. (b) . . . . . .    537,400      21,345,528
                                                    -------------
                                                       57,734,726
                                                    -------------

HOTELS & CASINOS (0.2%)
Harrah's Entertainment, Inc. (b) . . .     50,100       1,983,960
                                                    -------------

INSTRUMENTS - SCIENTIFIC (0.4%)
PerkinElmer, Inc.. . . . . . . . . . .    574,645       4,740,821
                                                    -------------

INSURANCE (3.1%)
American International Group, Inc. . .    333,000      19,264,050
Chubb Corp.. . . . . . . . . . . . . .    147,500       7,699,500
MBIA, Inc. . . . . . . . . . . . . . .    107,700       4,723,722
MetLife, Inc.. . . . . . . . . . . . .    248,441       6,717,845
Travelers Property Casualty Corp.
Class A (b). . . . . . . . . . . . . .     22,436         328,687
Travelers Property Casualty Corp.
Class B (b). . . . . . . . . . . . . .     46,135         675,878
                                                    -------------
                                                       39,409,682
                                                    -------------

LEISURE PRODUCTS (1.3%)
Brunswick Corp.. . . . . . . . . . . .    820,495      16,295,031
                                                    -------------

MANUFACTURING (1.6%)
Illinois Tool Works, Inc.. . . . . . .    299,886      19,450,606
                                                    -------------

METALS & MINING (0.8%)
Alcoa, Inc.. . . . . . . . . . . . . .    328,255       7,477,649
Barrick Gold Corp. . . . . . . . . . .    154,400       2,379,304
                                                    -------------
                                                        9,856,953
                                                    -------------

OIL & GAS (4.0%)
ChevronTexaco Corp.. . . . . . . . . .    148,798       9,892,091
ConocoPhillips . . . . . . . . . . . .    107,650       5,209,184
El Paso Corp.. . . . . . . . . . . . .     34,400         239,424
Exxon Mobil Corp.. . . . . . . . . . .    695,700      24,307,758
Nabors Industries Ltd. (b) . . . . . .     61,900       2,183,213
Noble Corp. (b). . . . . . . . . . . .     91,800       3,226,770
Royal Dutch Petroleum Co.. . . . . . .    107,966       4,752,663
                                                    -------------
                                                       49,811,103
                                                    -------------

PAPER & FOREST PRODUCTS (1.2%)
International Paper Co.. . . . . . . .    219,561      $7,678,048
Weyerhaeuser Co. . . . . . . . . . . .    158,437       7,796,685
                                                    -------------
                                                       15,474,733
                                                    -------------

PRINTING & PUBLISHING (0.5%)
Gannett Co., Inc.. . . . . . . . . . .     84,400       6,059,920
                                                    -------------

RAILROADS (2.4%)
CSX Corp.. . . . . . . . . . . . . . .    394,000      11,154,140
Norfolk Southern Corp. . . . . . . . .    925,000      18,490,750
                                                    -------------
                                                       29,644,890
                                                    -------------

RESTAURANTS (0.3%)
McDonald's Corp. . . . . . . . . . . .    231,500       3,722,520
                                                    -------------

RETAIL (4.1%)
Bed, Bath & Beyond, Inc. (b) . . . . .     74,200       2,562,126
Costco Wholesale Corp. (b) . . . . . .    115,900       3,252,154
Federated Department Stores, Inc. (b).    102,022       2,934,153
Home Depot, Inc. . . . . . . . . . . .    375,900       9,006,564
Kohl's Corp. (b) . . . . . . . . . . .     40,600       2,271,570
Lowe's Companies, Inc. . . . . . . . .     52,400       1,965,000
SYSCO Corp.. . . . . . . . . . . . . .    242,400       7,221,096
Target Corp. . . . . . . . . . . . . .    293,200       8,796,000
Tiffany & Co.. . . . . . . . . . . . .    249,200       5,958,372
Wal-Mart Stores, Inc.. . . . . . . . .    139,500       7,046,145
                                                    -------------
                                                       51,013,180
                                                    -------------

SEMICONDUCTORS (2.9%)
Applied Materials, Inc. (b). . . . . .    162,130       2,112,554
Intel Corp.. . . . . . . . . . . . . .  1,352,300      21,055,311
Maxim Integrated Products, Inc. (b). .     39,660       1,310,366
Micron Technology, Inc. (b). . . . . .     97,064         945,403
NVIDIA Corp. (b) . . . . . . . . . . .    296,600       3,413,866
STMicroelectronics N.V. ADR. . . . . .    155,650       3,036,732
Texas Instruments, Inc.. . . . . . . .    295,301       4,432,468
                                                    -------------
                                                       36,306,700
                                                    -------------

SERVICES (0.2%)
IMS Health, Inc. . . . . . . . . . . .    122,100       1,953,600
                                                    -------------

STEEL (0.2%)
Nucor Corp.. . . . . . . . . . . . . .     69,923       2,887,820
                                                    -------------

TECHNOLOGY (0.2%)
United Technologies Corp.. . . . . . .     40,797       2,526,966
                                                    -------------

TELECOMMUNICATIONS (2.2%)
AT&T Corp. . . . . . . . . . . . . . .    183,737       4,797,373
AT&T Wireless Services, Inc. (b) . . .    726,642       4,105,527
Verizon Communications, Inc. . . . . .    490,163      18,993,817
                                                    -------------
                                                       27,896,717
                                                    -------------

TOBACCO (1.0%)
Philip Morris Cos., Inc. . . . . . . .    312,400      12,661,572
                                                    -------------

UTILITIES (2.4%)
Cinergy Corp.. . . . . . . . . . . . .     78,200       2,636,904
Dominion Resources, Inc. . . . . . . .    369,100      20,263,590
Duke Energy Corp.. . . . . . . . . . .     78,276       1,529,513
Southern Co. . . . . . . . . . . . . .    105,900       3,006,501
TXU Corp.. . . . . . . . . . . . . . .    143,010       2,671,427
                                                    -------------
                                                       30,107,935
                                                    -------------

TOTAL COMMON STOCKS                                 1,233,965,195
                                                    -------------

                                        3
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

                        GARTMORE VARIABLE INSURANCE TRUST
                         GARTMORE GVIT TOTAL RETURN FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)



---------------------------------------------------------
SECURITY DESCRIPTION                PRINCIPAL       VALUE
---------------------------------------------------------

COMMERCIAL PAPER (1.1%)

National Australia Funding (DE),
1.25%, 01/02/03 . . . . . . . . .  $ 3,100,000  $    3,099,892
                                                --------------

State Street Corp.,
1.20%, 01/02/03 . . . . . . . . .   10,480,000      10,479,651
                                                --------------

TOTAL COMMERCIAL PAPER                              13,579,543
                                                --------------

TOTAL INVESTMENTS
(COST $1,365,725,845) (A) - 99.5%                1,247,544,738

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.5%                                6,304,917
                                                --------------

NET ASSETS - 100.0%                             $1,253,849,655
                                                --------------
                                                --------------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
See  notes  to  financial  statements.

                                        4
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GARTMORE GVIT GROWTH FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002



--------------------------------------------------------------
SECURITY DESCRIPTION                          SHARES     VALUE
--------------------------------------------------------------

COMMON STOCKS (98.8%)

ADVERTISING (1.5%)
Clear Channel Communications, Inc. (b) . . .    82,00  $3,057,780
                                                       ----------

AEROSPACE/DEFENSE (1.1%)
Lockheed Martin Corp.. . . . . . . . . . . .   15,000     866,250
The Boeing Co. . . . . . . . . . . . . . . .   43,000   1,418,570
                                                       ----------
                                                        2,284,820
                                                       ----------

BANKS (1.6%)
Bank of America Corp.. . . . . . . . . . . .   12,711     884,304
Fifth Third Bancorp. . . . . . . . . . . . .   14,000     819,700
North Fork Bancorp, Inc. . . . . . . . . . .   17,000     573,580
                                                       ----------
Wells Fargo & Co.. . . . . . . . . . . . . .   22,000   1,031,140
                                                       ----------
                                                        3,308,724
                                                       ----------

BIOTECHNOLOGY (2.5%)
Amgen, Inc. (b). . . . . . . . . . . . . . .  102,700   4,964,518
                                                       ----------

BROADCAST MEDIA/CABLE TELEVISION (1.7%)
Fox Entertainment Group, Inc. (b). . . . . .   30,000     777,900
Viacom, Inc. Class B (b) . . . . . . . . . .   65,000   2,649,400
                                                       ----------
                                                        3,427,300
                                                       ----------

BUSINESS SERVICES (3.6%)
3M Co. . . . . . . . . . . . . . . . . . . .   13,300   1,639,890
Aramark Corp. (b). . . . . . . . . . . . . .   57,000   1,339,500
eBay, Inc. (b) . . . . . . . . . . . . . . .   14,300     969,826
First Data Corp. . . . . . . . . . . . . . .   42,300   1,497,843
Fiserv, Inc. (b) . . . . . . . . . . . . . .   31,500   1,069,425
Pitney Bowes, Inc. . . . . . . . . . . . . .   20,400     666,264
                                                       ----------
                                                        7,182,748
                                                       ----------

CAPITAL GOODS (4.5%)
General Electric Co. . . . . . . . . . . . .  371,600   9,048,460
                                                       ----------

CHEMICALS (1.1%)
Ecolab, Inc. . . . . . . . . . . . . . . . .   12,800     633,600
Praxair, Inc.. . . . . . . . . . . . . . . .   27,000   1,559,790
                                                       ----------
                                                        2,193,390
                                                       ----------

COMMERCIAL SERVICES (0.3%)
Deluxe Corp. . . . . . . . . . . . . . . . .   13,500     568,350
                                                       ----------

COMMUNICATIONS EQUIPMENT (1.0%)
Qualcomm, Inc. (b) . . . . . . . . . . . . .   55,000   2,001,450
                                                       ----------

COMPUTER EQUIPMENT (3.5%)
Dell Computer Corp. (b). . . . . . . . . . .  113,615   3,038,065
Hewlett-Packard Co.. . . . . . . . . . . . .  144,100   2,501,576
International Business Machines Corp.. . . .   20,000   1,550,000
                                                       ----------
                                                        7,089,641
                                                       ----------

COMPUTER NETWORKS (3.0%)
Cisco Systems, Inc. (b). . . . . . . . . . .  465,600   6,099,360
                                                       ----------

COMPUTER SOFTWARE & SERVICES (12.4%)
Affiliated Computer Services, Inc.
Class A (b). . . . . . . . . . . . . . . . .   24,000   1,263,600
Automatic Data Processing, Inc.. . . . . . .   30,400   1,193,200
BEA Systems, Inc. (b). . . . . . . . . . . .   89,100   1,021,977
Microsoft Corp. (b). . . . . . . . . . . . .  222,000  11,477,400
Network Associates, Inc. (b) . . . . . . . .   96,800   1,557,512
Oracle Corp. (b) . . . . . . . . . . . . . .  255,600   2,760,480
SAP AG ADR . . . . . . . . . . . . . . . . .  102,000   1,989,000
Symantec Corp. (b) . . . . . . . . . . . . .   90,000   3,645,900
                                                       ----------
                                                       24,909,069
                                                       ----------

CONSUMER PRODUCTS (2.7%)
Colgate-Palmolive Co.. . . . . . . . . . . .   20,000   1,048,600
The Procter & Gamble Co. . . . . . . . . . .   52,110   4,478,333
                                                       ----------
                                                        5,526,933
                                                       ----------

DRUGS (14.6%)
Abbott Laboratories. . . . . . . . . . . . .   42,000   1,680,000
Eli Lilly & Co.. . . . . . . . . . . . . . .   45,000   2,857,500
Forest Laboratories, Inc. Class A (b). . . .    8,000     785,760
Merck & Co., Inc.. . . . . . . . . . . . . .   66,800   3,781,548
NPS Pharmaceuticals, Inc. (b). . . . . . . .   35,000     880,950
Pfizer, Inc. . . . . . . . . . . . . . . . .  368,900  11,277,273
Pharmacia Corp.. . . . . . . . . . . . . . .   62,800   2,625,040
Teva Pharmaceutical Industries Ltd.. . . . .   46,000   1,776,060
Wyeth. . . . . . . . . . . . . . . . . . . .  109,000   4,076,600
                                                       ----------
                                                       29,740,731
                                                       ----------

ELECTRONICS (0.3%)
Microchip Technology, Inc. . . . . . . . . .   25,000     611,250
                                                       ----------

FINANCIAL SERVICES (6.6%)
American Express Co. . . . . . . . . . . . .   39,500   1,396,325
Citigroup, Inc.. . . . . . . . . . . . . . .   56,000   1,970,640
Concord EFS, Inc. (b). . . . . . . . . . . .   23,300     366,742
Fannie Mae . . . . . . . . . . . . . . . . .   45,000   2,894,850
Freddie Mac. . . . . . . . . . . . . . . . .   40,300   2,379,715
Legg Mason, Inc. . . . . . . . . . . . . . .   11,800     572,772
Marsh & McLennan Cos., Inc.. . . . . . . . .   28,500   1,316,985
MBNA Corp. . . . . . . . . . . . . . . . . .   55,000   1,046,100
SLM Corp.. . . . . . . . . . . . . . . . . .    6,400     664,704
T. Rowe Price Group, Inc.. . . . . . . . . .   23,000     627,440
                                                       ----------
                                                       13,236,273
                                                       ----------

FOOD & BEVERAGE (3.8%)
Adolph Coors Co. Class B . . . . . . . . . .    7,400     453,250
Anheuser-Busch Companies, Inc. . . . . . . .   43,500   2,105,400
PepsiCo, Inc.. . . . . . . . . . . . . . . .   70,000   2,955,400
Performance Food Group Co. (b) . . . . . . .   20,000     679,180
Sara Lee Corp. . . . . . . . . . . . . . . .   38,000     855,380
Wrigley WM JR Co.. . . . . . . . . . . . . .   12,800     702,464
                                                       ----------
                                                        7,751,074
                                                       ----------

HEALTHCARE (10.3%)
Allergan, Inc. . . . . . . . . . . . . . . .   39,000   2,247,180
Anthem, Inc. (b) . . . . . . . . . . . . . .   34,500   2,170,050
Biomet, Inc. . . . . . . . . . . . . . . . .   25,000     716,500
Boston Scientific Corp. (b). . . . . . . . .   55,600   2,364,112
HCA, Inc.. . . . . . . . . . . . . . . . . .   25,000   1,037,500
Johnson & Johnson. . . . . . . . . . . . . .  130,900   7,030,639
Medtronic, Inc.. . . . . . . . . . . . . . .   89,000   4,058,400
UnitedHealth Group, Inc. . . . . . . . . . .   13,000   1,085,500
                                                       ----------
                                                       20,709,881
                                                       ----------

INSURANCE (2.5%)
American International Group, Inc. . . . . .   49,087   2,839,683
The Allstate Corp. . . . . . . . . . . . . .   30,000   1,109,700
The Hartford Financial Services Group, Inc..   22,200   1,008,546
                                                       ----------
                                                        4,957,929
                                                       ----------

MANUFACTURING (1.0%)
Danaher Corp.. . . . . . . . . . . . . . . .   17,000   1,116,900
Illinois Tool Works, Inc.. . . . . . . . . .   13,670     886,636
                                                       ----------
                                                        2,003,536
                                                       ----------

                                        5
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GARTMORE GVIT GROWTH FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)



----------------------------------------------------------
SECURITY DESCRIPTION                    SHARES       VALUE
----------------------------------------------------------

COMMON STOCKS (CONTINUED)

OIL & GAS (1.3%)

BJ Services Co. (b). . . . . . . . .      30,000  $    969,300
EOG Resources, Inc.. . . . . . . . .      17,500       698,600
Weatherford International, Inc. (b).      24,000       958,320
                                                  ------------
                                                     2,626,220
                                                  ------------

PACKAGING (0.7%)
Pactiv Corp. (b) . . . . . . . . . .      65,000     1,420,900
                                                  ------------

RESTAURANTS (0.3%)
Brinker International, Inc. (b). . .      17,800       574,050
                                                  ------------

RETAIL (10.5%)
Advance Auto Parts, Inc. (b) . . . .      42,000     2,053,800
Bed, Bath & Beyond, Inc. (b) . . . .      15,000       517,950
Best Buy Co., Inc. (b) . . . . . . .      39,000       941,850
Coach, Inc. (b). . . . . . . . . . .      46,000     1,514,320
Home Depot, Inc. . . . . . . . . . .     112,700     2,700,292
Kohl's Corp. (b) . . . . . . . . . .      11,000       615,450
Lowe's Companies, Inc. . . . . . . .      39,000     1,462,500
Target Corp. . . . . . . . . . . . .      43,000     1,290,000
The Gap, Inc.. . . . . . . . . . . .     223,000     3,460,960
Wal-Mart Stores, Inc.. . . . . . . .      97,180     4,908,562
Williams-Sonoma, Inc. (b). . . . . .      60,000     1,629,000
                                                  ------------
                                                    21,094,684
                                                  ------------

SEMICONDUCTORS (5.0%)
Intel Corp.. . . . . . . . . . . . .     348,000     5,418,360
KLA-Tencor Corp. (b) . . . . . . . .      28,500     1,008,045
Marvel Technology Group Ltd. (b) . .      40,000       754,400
Novellus Systems, Inc. (b) . . . . .      37,000     1,038,960
QLogic Corp. (b) . . . . . . . . . .      35,000     1,207,850
Taiwan Semiconductor Manufacturing
Co. Ltd. ADR (b) . . . . . . . . . .     100,000       705,000
                                                  ------------
                                                    10,132,615
                                                  ------------

TECHNOLOGY (0.5%)
United Technologies Corp.. . . . . .      15,000       929,100
                                                  ------------

TRANSPORTATION SERVICES (0.9%)
FedEx Corp.. . . . . . . . . . . . .      11,000       596,420
United Parcel Service, Inc. Class B.      18,200     1,148,056
                                                  ------------
                                                     1,744,476
                                                  ------------

TOTAL COMMON STOCKS                                199,195,262
                                                  ------------

-------------------------------------------------------
SECURITY DESCRIPTION . . . . . . . .  PRINCIPAL   VALUE
-------------------------------------------------------

COMMERCIAL PAPER (0.5%)

State Street Corp., 1.20%,
01/02/03 . . . . . . . . . . . . . .  $1,001,000  $  1,000,967
                                                  ------------

TOTAL COMMERCIAL PAPER                               1,000,967
                                                  ------------

TOTAL INVESTMENTS
(COST $209,719,351) (A) - 99.3%                    200,196,229

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.7%                                1,492,691
                                                  ------------

NET ASSETS - 100.0%                               $201,688,920
                                                  ------------
                                                  ------------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
See  notes  to  financial  statements.

                                        6
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT GOVERNMENT BOND FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002



--------------------------------------------------------------------------------
SECURITY DESCRIPTION                                     PRINCIPAL        VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (74.4%)

FEDERAL FARM CREDIT BANK (1.7%)
6.30%, 09/23/04. . . . . . . . . . . . . . . . . . . .  $ 10,000,000  $   10,757,050
6.50%, 11/22/05. . . . . . . . . . . . . . . . . . . .    10,000,000      11,182,260
5.55%, 03/26/08. . . . . . . . . . . . . . . . . . . .    10,000,000      11,124,290
                                                                      --------------
                                                                          33,063,600
                                                                      --------------

FEDERAL HOME LOAN BANK (6.7%)
2.30%, 10/15/04. . . . . . . . . . . . . . . . . . . .    13,800,000      13,833,493
5.74%, 02/25/05. . . . . . . . . . . . . . . . . . . .     4,135,000       4,467,946
7.32%, 04/21/05. . . . . . . . . . . . . . . . . . . .     8,500,000       9,534,680
4.58%, 04/22/05. . . . . . . . . . . . . . . . . . . .    15,000,000      15,149,160
5.80%, 08/12/05. . . . . . . . . . . . . . . . . . . .     6,395,000       7,005,799
5.12%, 03/17/06. . . . . . . . . . . . . . . . . . . .     5,000,000       5,118,005
5.70%, 06/07/06. . . . . . . . . . . . . . . . . . . .     5,835,000       6,148,083
4.28%, 11/27/06. . . . . . . . . . . . . . . . . . . .    25,000,000      26,417,950
5.24%, 12/18/08. . . . . . . . . . . . . . . . . . . .    16,375,000      17,927,481
5.91%, 04/07/09. . . . . . . . . . . . . . . . . . . .     6,860,000       7,762,755
6.63%, 06/30/14. . . . . . . . . . . . . . . . . . . .    10,000,000      11,851,370
7.38%, 02/13/15. . . . . . . . . . . . . . . . . . . .     6,900,000       8,691,488
                                                                      --------------
                                                                         133,908,210
                                                                      --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (14.4%)
3.50%, 04/19/04. . . . . . . . . . . . . . . . . . . .    25,000,000      25,600,350
2.35%, 10/08/04. . . . . . . . . . . . . . . . . . . .    15,000,000      15,102,570
7.00%, 07/15/05. . . . . . . . . . . . . . . . . . . .    30,000,000      33,653,940
6.80%, 08/22/05. . . . . . . . . . . . . . . . . . . .     5,000,000       5,624,420
6.79%, 08/26/05. . . . . . . . . . . . . . . . . . . .     5,000,000       5,625,025
5.70%, 07/11/06. . . . . . . . . . . . . . . . . . . .    10,000,000      10,206,330
5.38%, 08/16/06. . . . . . . . . . . . . . . . . . . .    10,000,000      10,564,820
4.78%, 10/02/06. . . . . . . . . . . . . . . . . . . .    14,810,000      15,919,313
5.82%, 12/05/06. . . . . . . . . . . . . . . . . . . .     6,666,000       6,785,855
6.70%, 01/09/07. . . . . . . . . . . . . . . . . . . .     5,000,000       5,771,950
4.88%, 03/15/07. . . . . . . . . . . . . . . . . . . .    10,000,000      10,804,910
5.50%, 04/01/07. . . . . . . . . . . . . . . . . . . .     7,814,573       8,135,459
6.00%, 05/25/12. . . . . . . . . . . . . . . . . . . .    30,000,000      31,329,120
5.50%, 08/15/13. . . . . . . . . . . . . . . . . . . .     8,848,150       9,301,120
6.00%, 06/27/17. . . . . . . . . . . . . . . . . . . .    20,000,000      21,253,420
5.50%, 10/15/17. . . . . . . . . . . . . . . . . . . .    18,750,000      19,444,200
5.50%, 10/15/17. . . . . . . . . . . . . . . . . . . .    15,000,000      15,690,522
5.50%, 01/15/20. . . . . . . . . . . . . . . . . . . .     8,000,000       8,240,679
6.50%, 04/15/30. . . . . . . . . . . . . . . . . . . .    18,335,554      19,367,996
6.50%, 03/15/31. . . . . . . . . . . . . . . . . . . .     9,326,724      10,017,613
                                                                      --------------
                                                                         288,439,612
                                                                      --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (14.3%)
3.75%, 05/12/04. . . . . . . . . . . . . . . . . . . .    25,000,000      25,212,150
3.15%, 07/15/04. . . . . . . . . . . . . . . . . . . .     5,890,000       5,946,479
3.10%, 10/29/04. . . . . . . . . . . . . . . . . . . .    34,950,000      35,303,974
3.80%, 12/20/04. . . . . . . . . . . . . . . . . . . .    32,000,000      32,390,144
2.65%, 03/25/05. . . . . . . . . . . . . . . . . . . .     8,000,000       8,069,928
2.63%, 04/15/05. . . . . . . . . . . . . . . . . . . .    30,000,000      30,262,500
2.75%, 12/16/05. . . . . . . . . . . . . . . . . . . .    25,000,000      25,196,400
5.50%, 05/03/06. . . . . . . . . . . . . . . . . . . .    10,000,000      10,499,070
5.78%, 06/06/06. . . . . . . . . . . . . . . . . . . .     7,000,000       7,125,188
5.15%, 05/03/07. . . . . . . . . . . . . . . . . . . .    10,000,000      10,717,810
6.50%, 07/25/08. . . . . . . . . . . . . . . . . . . .     5,000,000       5,452,568
5.00%, 09/01/09. . . . . . . . . . . . . . . . . . . .    11,046,523      11,380,187
7.41%, 04/01/10. . . . . . . . . . . . . . . . . . . .    14,692,247      16,823,915
6.25%, 07/19/11. . . . . . . . . . . . . . . . . . . .    12,000,000      12,685,272
15.00%, 08/06/13 . . . . . . . . . . . . . . . . . . .     5,010,000       9,451,375
10.35%, 12/10/15 . . . . . . . . . . . . . . . . . . .    12,545,000      19,543,166
6.68%, 05/01/16. . . . . . . . . . . . . . . . . . . .     4,682,310       5,278,678
9.25%, 10/25/18. . . . . . . . . . . . . . . . . . . .       318,779         358,057
6.30%, 10/17/38. . . . . . . . . . . . . . . . . . . .    12,857,482      13,742,221
                                                                      --------------
                                                                         285,439,082
                                                                      --------------

FINANCIAL ASSISTANCE CORPORATION (1.1%)
8.80%, 06/10/05. . . . . . . . . . . . . . . . . . . .    18,825,000      21,841,104
                                                                      --------------

GUARANTEED EXPORT TRUST (1.0%)
7.12%, 04/15/06. . . . . . . . . . . . . . . . . . . .    18,007,268      19,382,843
                                                                      --------------

HOUSING & URBAN DEVELOPMENT (1.6%)
7.08%, 08/01/16. . . . . . . . . . . . . . . . . . . .     9,000,000      10,390,860
6.51%, 08/01/18. . . . . . . . . . . . . . . . . . . .    10,000,000      11,105,950
6.62%, 08/01/20. . . . . . . . . . . . . . . . . . . .    10,000,000      11,205,370
                                                                      --------------
                                                                          32,702,180
                                                                      --------------

PRIVATE EXPORT FUNDING (1.7%)
5.80%, 02/01/04. . . . . . . . . . . . . . . . . . . .     2,400,000       2,478,120
6.86%, 04/30/04. . . . . . . . . . . . . . . . . . . .     7,146,000       7,484,363
6.62%, 10/01/05. . . . . . . . . . . . . . . . . . . .     8,100,000       9,053,435
5.34%, 03/15/06. . . . . . . . . . . . . . . . . . . .    13,000,000      14,170,299
                                                                      --------------
                                                                          33,186,217
                                                                      --------------

RESOLUTION FUNDING STRIPS (5.5%)
0.00%, 01/15/13. . . . . . . . . . . . . . . . . . . .   100,000,000      63,649,400
0.00%, 07/15/13. . . . . . . . . . . . . . . . . . . .    25,000,000      15,372,400
0.00%, 01/15/14. . . . . . . . . . . . . . . . . . . .    25,000,000      14,829,225
0.00%, 01/15/15. . . . . . . . . . . . . . . . . . . .    30,000,000      16,591,980
                                                                      --------------
                                                                         110,443,005
                                                                      --------------

STRIPPED GOVERNMENT RECEIPTS (2.9%)
0.00%, 05/15/11. . . . . . . . . . . . . . . . . . . .    10,000,000       9,138,320
0.00%, 11/15/11. . . . . . . . . . . . . . . . . . . .    45,000,000      40,422,015
0.00%, 11/15/21. . . . . . . . . . . . . . . . . . . .    25,000,000       9,298,325
                                                                      --------------
                                                                          58,858,660
                                                                      --------------

U.S. TREASURY BONDS (19.4%)
10.38%, 11/15/12 . . . . . . . . . . . . . . . . . . .    15,000,000      20,048,430
11.25%, 02/15/15 . . . . . . . . . . . . . . . . . . .    85,000,000     141,554,920
8.75%, 05/15/17. . . . . . . . . . . . . . . . . . . .    35,000,000      50,602,335
9.00%, 11/15/18. . . . . . . . . . . . . . . . . . . .    40,000,000      59,553,120
8.75%, 05/15/20. . . . . . . . . . . . . . . . . . . .    50,000,000      73,738,300
6.75%, 08/15/26. . . . . . . . . . . . . . . . . . . .    36,000,000      45,040,788
                                                                      --------------
                                                                         390,537,893
                                                                      --------------

U.S. TREASURY NOTES (2.5%)
6.75%, 05/15/05. . . . . . . . . . . . . . . . . . . .    23,000,000      25,642,309
10.00%, 05/15/10 . . . . . . . . . . . . . . . . . . .    20,000,000      23,684,380
                                                                      --------------
                                                                          49,326,689
                                                                      --------------

U.S. TREASURY STRIPS (1.6%)
0.00%, 10/15/17. . . . . . . . . . . . . . . . . . . .    70,000,000      32,001,340
                                                                      --------------

TOTAL U.S. GOVERNMENT SPONSORED &
AGENCY OBLIGATIONS                                                     1,489,130,435
                                                                      --------------

                                        7
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT GOVERNMENT BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)

--------------------------------------------------------------------------------
SECURITY DESCRIPTION                              PRINCIPAL       VALUE
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES (22.4%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (10.0%)
Series 107-F, 8.65%, 12/15/04 . . . . . . . . .  $   480,709  $      481,336
Series 1136-H, 6.00%, 09/15/21. . . . . . . . .    2,037,590       2,085,890
Series 13-PL, 7.00%, 08/25/22 . . . . . . . . .   15,000,000      15,830,457
Series 1541-H, 7.00%, 10/15/22. . . . . . . . .    4,750,000       4,957,678
Series 1583-J, 6.50%, 03/15/22. . . . . . . . .    5,000,000       5,143,124
Series 1711-PD, 6.75%, 06/15/23 . . . . . . . .    4,396,000       4,623,023
Series 2043-VH, 6.50%, 05/15/14 . . . . . . . .    3,271,000       3,454,771
Series 2050-PG, 6.00%, 12/15/11 . . . . . . . .   19,370,000      20,153,068
Series 2063-PL, 6.25%, 04/15/12 . . . . . . . .   12,000,000      12,475,637
Series 2072-PM, 6.25%, 07/15/24 . . . . . . . .    7,863,752       7,939,188
Series 2081-PB, 6.25%, 06/15/24 . . . . . . . .   15,000,000      15,243,728
Series 2102-TR, 6.00%, 10/15/11 . . . . . . . .   11,000,000      11,414,840
Series 2114-PR, 6.00%, 01/15/28 . . . . . . . .    3,500,000       3,679,276
Series 2115-PL, 6.00%, 11/15/10 . . . . . . . .   12,000,000      12,339,007
Series 2138-JN, 6.00%, 12/15/11 . . . . . . . .   11,500,000      11,919,610
Series 2149-TG, 6.50%, 09/15/27 . . . . . . . .   10,000,000      10,442,993
Series 2348-JE, 6.50%, 11/15/14 . . . . . . . .   10,000,000      10,811,030
Series 2353-PC, 6.50%, 09/15/15 . . . . . . . .   10,000,000      10,609,416
Series 2362-VD, 7.00%, 07/15/21 . . . . . . . .   10,000,000      10,675,363
Series 2458-TE, 6.00%, 08/15/31 . . . . . . . .   15,000,000      15,678,009
Series 2485-PQ, 6.00%, 12/15/26 . . . . . . . .    8,365,666       8,773,358
                                                              --------------
                                                                 198,730,802
                                                              --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (9.5%)
Pool #323286, 7.13%, 09/01/07 . . . . . . . . .    9,205,109      10,195,441
Pool #375411, 6.97%, 10/01/07 . . . . . . . . .    3,869,247       4,381,294
Pool #375593, 6.68%, 12/01/07 . . . . . . . . .    8,745,407       9,406,820
Pool #380276, 6.36%, 04/01/08 . . . . . . . . .    4,903,984       5,460,474
Pool #380348, 6.28%, 05/01/08 . . . . . . . . .   14,152,236      15,715,190
Pool #380538, 6.24%, 08/01/08 . . . . . . . . .    6,459,159       7,163,412
Pool #381089, 5.70%, 01/01/09 . . . . . . . . .    4,776,511       5,196,081
Pool #383661, 6.62%, 06/01/16 . . . . . . . . .   11,321,304      13,010,999
Pool #73442, 7.08%, 05/01/06. . . . . . . . . .    7,534,295       8,353,376
Pool #M80696, 6.00%, 08/01/08 . . . . . . . . .    6,327,135       6,569,968
Series 1991-73A, 8.00%, 07/25/21. . . . . . . .      360,844         395,137
Series 1992-192J, 6.50%, 08/25/07 . . . . . . .    2,970,687       3,084,089
Series 1992-68Z, 8.00%, 05/25/07. . . . . . . .    7,407,383       7,974,361
Series 1993-149M, 7.00%, 08/25/23 . . . . . . .   10,000,000      10,829,391
Series 1993-164C, 6.50%, 09/25/08 . . . . . . .      318,079         318,790
Series 1993-188PH, 6.25%, 03/25/13. . . . . . .    3,699,128       3,866,530
Series 1993-223C, 6.50%, 05/25/23 . . . . . . .    5,000,000       5,270,357
Series 1994-33H, 6.00%, 03/25/09. . . . . . . .    6,000,376       6,374,969
Series 1994-76H, 5.00%, 02/25/24. . . . . . . .   10,000,000      10,536,127
Series 1997-26B, 7.00%, 05/18/27. . . . . . . .    5,000,000       5,314,403
Series 1998-M2C, 6.43%, 02/17/30. . . . . . . .    4,500,000       4,953,720
Series 1999-64LF, 7.00%, 07/25/26 . . . . . . .    5,000,000       5,126,250
Series 2001-25N, 6.50%, 02/25/15. . . . . . . .    6,924,000       7,438,929
Series 2001-41QN, 6.50%, 01/25/15 . . . . . . .   14,944,800      15,810,375
Series 2001-T11B, 5.50%, 09/25/11 . . . . . . .    6,215,000       6,713,485
Series 2002-49KC, 5.50%, 09/25/11 . . . . . . .   10,000,000      10,487,307
                                                              --------------
                                                                 189,947,275
                                                              --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.3%)
Series 2002-29VC, 6.50%, 02/16/13 . . . . . . .   28,850,896      30,627,150
Series 2002-49VB, 6.50%, 08/20/17 . . . . . . .   10,000,000      10,633,341
Series 96-22VB, 7.00%, 08/16/13 . . . . . . . .    4,640,000       4,892,543
                                                              --------------
                                                                  46,153,034
                                                              --------------

VETERANS ADMINISTRATION (0.6%)
Vendee Mortgage Trust,
Series 1996-2, 6.75%, 06/15/26. . . . . . . . .  $11,306,694  $   12,782,557
                                                              --------------
Total Mortgage-Backed Securities                                 447,613,668
                                                              --------------

SOVEREIGN AGENCY (0.5%)

MOROCCO (0.5%)
Fond's D'Equipment Communication,
7.29%, 05/01/23 . . . . . . . . . . . . . . . .    9,000,000      10,782,900
                                                              --------------

TOTAL SOVEREIGN AGENCY                                            10,782,900
                                                              --------------

REPURCHASE AGREEMENT (1.9%)

Fifth Third Bank, 1.37%,
dated 12/31/02,
due 01/02/03, repurchase
price $37,022,068
(Fully collateralized
by Freddie Mac Securities,
Market Value $38,129,828) . . . . . . . . . . .   37,019,250      37,019,250
                                                              --------------

TOTAL REPURCHASE AGREEMENT                                        37,019,250
                                                              --------------

TOTAL INVESTMENTS
(COST $1,884,693,316) (A) - 99.2%                              1,984,546,253

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.8%                                             15,864,997
                                                              --------------

NET ASSETS - 100.0%                                           $2,000,411,250
                                                              --------------
                                                              --------------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securitities.
STRIPS     Separate  Trading  of  Registered  Interest  and Principal Securities
See  notes  to  financial  statements.

                                        8
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                             SHARES     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (94.9%)

AUSTRALIA (0.1%)

AGRICULTURE (0.0%)
Australian Agricultural Co. Ltd.. . . . . . . .  451,420  $  236,401
                                                          ----------

CLOTHING (0.1%)
Billabong International Ltd.. . . . . . . . . .  100,000     391,354
                                                          ----------
                                                             627,755
                                                          ----------

BELGIUM (0.2%)

MEDICAL-DRUGS (0.1%)
Omega Pharma SA . . . . . . . . . . . . . . . .   27,093     776,746
                                                          ----------

WIRE & CABLE PRODUCTS (0.1%)
Bekaert NV. . . . . . . . . . . . . . . . . . .   13,641     617,686
                                                          ----------
                                                           1,394,432
                                                          ----------

BRAZIL (0.2%)

CELLULAR TELEPHONE (0.2%)
Tele Centro Oeste Celular
Participacoes SA ADR. . . . . . . . . . . . . .  297,093   1,188,372
                                                          ----------

FINLAND (0.2%)

MANUFACTURING - CAPITAL GOODS (0.2%)
Uponor Oyj. . . . . . . . . . . . . . . . . . .   32,291     660,103
                                                          ----------

TELECOMMUNICATIONS (0.0%)
Elisa Communications Oyj (b). . . . . . . . . .   42,433     254,707
                                                          ----------
                                                             914,810
                                                          ----------

FRANCE (1.3%)

ADVERTISING/MARKETING (0.2%)
Trader.Com NV (b) . . . . . . . . . . . . . . .  143,237   1,112,316
                                                          ----------

BUILDING & CONSTRUCTION (0.1%)
Eiffage SA. . . . . . . . . . . . . . . . . . .   16,479   1,232,131
                                                          ----------

COMMERCIAL SERVICES (0.0%)
SR Teleperformance. . . . . . . . . . . . . . .    2,489      47,276
                                                          ----------

CONSULTING SERVICES (0.1%)
High Co. (b). . . . . . . . . . . . . . . . . .   24,412     399,640
                                                          ----------

DIVERSIFIED OPERATIONS (0.1%)
Financiere Marc de Lacharriere SA . . . . . . .   24,952     663,257
                                                          ----------

ELECTRONIC COMPONENTS/INSTRUMENTS (0.0%)
Confidur (b). . . . . . . . . . . . . . . . . .  105,000      27,547
                                                          ----------

LEISURE/ENTERTAINMENT (0.2%)
Club Mediterranee SA (b). . . . . . . . . . . .   36,376     874,161
                                                          ----------

MEDICAL - HOSPITAL MANAGEMENT & SERVICES (0.2%)
Generale de Sante (b) . . . . . . . . . . . . .  104,865   1,204,996
                                                          ----------

MEDICAL PRODUCTS (0.1%)
Stedim SA . . . . . . . . . . . . . . . . . . .    5,269     387,050
                                                          ----------

MISCELLANEOUS MANUFACTURING (0.2%)
Bacou-Dalloz (b). . . . . . . . . . . . . . . .   11,086   1,000,494
                                                          ----------

SEMICONDUCTORS & RELATED SERVICES (0.0%)
Memscap SA (b). . . . . . . . . . . . . . . . .   47,550      24,949
                                                          ----------

TRANSPORTATION (0.1%)
Norbert Dentressangle . . . . . . . . . . . . .   13,998     327,576
                                                          ----------
                                                           7,301,393
                                                          ----------

GERMANY (0.8%)

AIRLINES (0.1%)
Fraport AG                                        16,400    $292,573
                                                          ----------

CABLE TV/PROGRAMMING (0.0%)
Primacom AG (b) . . . . . . . . . . . . . . . .  226,050      90,142
                                                          ----------

CONSULTING SERVICES (0.1%)
GfK AG. . . . . . . . . . . . . . . . . . . . .   40,855     535,915
                                                          ----------

ELECTRONIC COMPONENTS/INSTRUMENTS (0.1%)
Dialog Semiconductor PLC (b). . . . . . . . . .  305,085     291,342
                                                          ----------

FOOD & BEVERAGE (0.1%)
Hawesko Holding AG. . . . . . . . . . . . . . .   27,900     477,236
                                                          ----------

MACHINERY (0.2%)
Boewe Systec AG . . . . . . . . . . . . . . . .   47,800   1,103,549
                                                          ----------

RETAIL (0.1%)
Hugo Boss AG. . . . . . . . . . . . . . . . . .   16,601     167,417
Takkt AG. . . . . . . . . . . . . . . . . . . .  259,437     961,054
                                                          ----------
                                                           1,128,471
                                                          ----------

TEXTILE PRODUCTS (0.1%)
Escada AG . . . . . . . . . . . . . . . . . . .   31,297     321,862
                                                          ----------
                                                           4,241,090
                                                          ----------

GREECE (0.0%)

BUILDING-HEAVY CONSTRUCTION (0.0%)
Aktor SA Technical Co.. . . . . . . . . . . . .   21,063     127,316
                                                          ----------

HONG KONG (0.1%)

ELECTRONICS (0.1%)
VTech Holdings Ltd. . . . . . . . . . . . . . .  900,000     669,368
                                                          ----------

HUNGARY (0.2%)

MEDICAL-DRUGS (0.2%)
Gedeon Richter Rt. GDR. . . . . . . . . . . . .   17,000   1,096,500
                                                          ----------

INDIA (0.2%)

BANKING (0.2%)
ICICI Bank Ltd. ADR . . . . . . . . . . . . . .  150,000     975,000
                                                          ----------

IRELAND (0.2%)

FINANCIAL SERVICES (0.1%)
Depfa Bank PLC. . . . . . . . . . . . . . . . .   11,862     622,399
                                                          ----------

FOOD PRODUCTS (0.1%)
Greencore Group . . . . . . . . . . . . . . . .  229,200     613,332
                                                          ----------
                                                           1,235,731
                                                          ----------

ISRAEL (0.2%)

ELECTRONIC COMPONENTS/INSTRUMENTS (0.2%)
M-SYSTEMS Flash Disk Pioneer (b). . . . . . . .  120,000     877,200
                                                          ----------

ITALY (0.7%)

APPLIANCES (0.0%)
DE' Longhi SPA. . . . . . . . . . . . . . . . .   27,848     124,201
                                                          ----------

BUILDING & CONSTRUCTION (0.1%)
Buzzi Unicem SPA. . . . . . . . . . . . . . . .   91,750     652,795
                                                          ----------

BUILDING-HEAVY CONSTRUCTION (0.1%)
Astaldi SPA (b) . . . . . . . . . . . . . . . .  328,386     654,756
                                                          ----------

                                        9
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)



--------------------------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ITALY (CONTINUED)

CERAMIC PRODUCTS (0.1%)
Granitifiandre SPA . . . . . . . . . . .   61,900     $483,286
                                                    ----------

MACHINERY & EQUIPMENT (0.3%)
Interpump Group SPA. . . . . . . . . . .  334,960    1,423,603
                                                    ----------

PUBLISHING (0.1%)
Mondadori (Arnoldo) Editore SPA. . . . .  103,400      640,197
                                                    ----------
                                                     3,978,838
                                                    ----------

JAPAN (3.1%)

AUDIO/VIDEO PRODUCTS (0.1%)

D & M Holdings, Inc. (b) . . . . . . . .  121,000      285,498
                                                    ----------

BUILDING & CONSTRUCTION (0.1%)
Nishimatsu Construction Co. Ltd. . . . .  219,000      644,063
                                                    ----------

CHEMICALS - DIVERSIFIED (0.1%)
Dainippon Ink & Chemical, Inc. (b) . . .  243,000      389,062
Kaneka Corp. . . . . . . . . . . . . . .   70,000      374,568
                                                    ----------
                                                       763,630
                                                    ----------

COMMERCIAL SERVICES (0.1%)
Nichii Gakkan Co.. . . . . . . . . . . .   13,800      714,014
                                                    ----------

COMPUTERS-INTEGRATED SYSTEMS (0.2%)
Agrex, Inc.. . . . . . . . . . . . . . .   25,700      342,176
Net One Systems Co. Ltd. . . . . . . . .      131      557,470
                                                    ----------
                                                       899,646
                                                    ----------

CONSUMER PRODUCTS (0.1%)
Hitachi Maxell Ltd.. . . . . . . . . . .   44,000      535,401
                                                    ----------

DIVERSIFIED (0.1%)
Amano Corp.. . . . . . . . . . . . . . .   64,000      391,000
                                                    ----------

ELECTRONIC COMPONENTS/INSTRUMENTS (0.3%)
Hosiden Corp.. . . . . . . . . . . . . .   62,700      489,786
Kinseki Ltd. . . . . . . . . . . . . . .  112,000      358,642
MegaChips Corp.. . . . . . . . . . . . .   41,800      543,502
Yamaichi Electronics Co. Ltd.. . . . . .   62,900      636,050
                                                    ----------
                                                     2,027,980
                                                    ----------

ENGINEERING SERVICES (0.2%)
Meitec Corp. . . . . . . . . . . . . . .   34,900      852,869
                                                    ----------

FINANCIAL SERVICES (0.2%)
JACCS Co. Ltd. . . . . . . . . . . . . .  103,000      339,370
Mitsubishi Securities Co., Ltd.. . . . .   83,000      340,617
The Suruga Bank Ltd. . . . . . . . . . .  116,000      456,492
                                                    ----------
                                                     1,136,479
                                                    ----------

FOOD PRODUCTS - DISTRIBUTION (0.1%)
C Two-Network Co. Ltd. . . . . . . . . .   15,400      326,376
                                                    ----------

GAS UTILITY (0.1%)
Shizuokagas Co. Ltd. . . . . . . . . . .  136,000      343,811
                                                    ----------

INSTRUMENTS-SCIENTIFIC (0.1%)
Yen Jeol Ltd.. . . . . . . . . . . . . .  139,000      502,494
                                                    ----------

INTERNET CONTENT (0.0%)
Cybird Co. Ltd. (b). . . . . . . . . . .       95      250,569
                                                    ----------

LEASE/RENTAL (0.1%)
Diamond Lease Co. Ltd.. . . . . . . . . .  30,500      583,425
                                                    ----------

LIGHTING PRODUCTS (0.1%)
Ushio, Inc.. . . . . . . . . . . . . . .   68,000      744,923
                                                    ----------

MACHINERY/MACHINE TOOLS (0.0%)
Tsubaki Nakashima Co. Ltd. . . . . . . .   20,000      108,536
                                                    ----------

MANUFACTURING (0.1%)
Kawasaki Heavy Industries Ltd. (b) . . .  713,000      564,776
                                                    ----------

MEDICAL PRODUCTS (0.1%)
Paramount Bed Co. Ltd. . . . . . . . . .   36,900      652,987
                                                    ----------

METALS (0.1%)
Pacific Metals Co. Ltd. (b). . . . . . .  614,000      429,443
                                                    ----------

PRECISION INSTRUMENTS (0.1%)
Citizen Watch Co. Ltd. . . . . . . . . .  140,000      624,084
                                                    ----------

REAL ESTATE (0.2%)
Heiwa Real Estate Co. Ltd. . . . . . . .  249,000      490,992
Joint Corp.. . . . . . . . . . . . . . .   34,000      195,972
Urban Corp.. . . . . . . . . . . . . . .   93,200      473,579
                                                    ----------
                                                     1,160,543
                                                    ----------

RESTAURANTS (0.0%)
Doutor Coffee. . . . . . . . . . . . . .   13,000      220,190
                                                    ----------

Retail (0.3%)
Culture Convenience Club Co. . . . . . .   27,100      667,966
The Daimura, Inc.. . . . . . . . . . . .  170,000      507,121
Toys "R" Us - Japan Ltd. . . . . . . . .   58,100      714,805
                                                    ----------
                                                     1,889,892
                                                    ----------

SCHOOLS (0.1%)
Tac Co. Ltd. . . . . . . . . . . . . . .   20,000      286,509
                                                    ----------

STORAGE (0.1%)
Shibusawa Warehouse. . . . . . . . . . .  210,000      391,085
                                                    ----------
                                                    17,330,223
                                                    ----------

MEXICO (0.5%)
Financial Services (0.3%)
Grupo Financiero Banorte . . . . . . . .  525,800    1,281,336
                                                    ----------

RETAIL (0.1%)
Grupo Elektra, S.A. de C.V.. . . . . . .   57,477      568,448
                                                    ----------

TELEVISION (0.1%)
TV Azteca SA . . . . . . . . . . . . . .  150,000      718,500
                                                    ----------
                                                     2,568,284
                                                    ----------

NETHERLANDS (0.5%)
Broadcasting & Television (0.1%)
Fox Kids Europe (b). . . . . . . . . . .  146,882      693,620
                                                    ----------

BUILDING & CONSTRUCTION (0.1%)
Volker Wessels Stevin NV . . . . . . . .   20,696      417,210
                                                    ----------

BUSINESS SERVICES (0.1%)
United Services Group NV . . . . . . . .   45,945      513,969
                                                    ----------

                                        10
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

NETHERLANDS (CONTINUED)

ENTERPISE SOFTWARE (0.1%)
Scala Business Solutions (b). . . . . . .  174,470  $  521,803
                                                    ----------

FINANCE (0.0%)
Van Der Moolen Holding NV . . . . . . . .    7,377     158,699
                                                    ----------

SATELLITE TELECOMMUNICATIONS (0.1%)
New Skies Satellites NV (b) . . . . . . .  160,354     647,861
                                                     2,953,162
                                                    ----------

RUSSIA (0.1%)

FOOD & DAIRY PRODUCTS (0.1%)
Wimm-Bill-Dann Foods ADR (b). . . . . . .   25,000     448,750
                                                    ----------

SOUTH AFRICA (0.3%)

DIVERSIFIED (0.1%)
Aveng Ltd.. . . . . . . . . . . . . . . .  700,000     815,803
                                                    ----------

METALS & MINING (0.2%)
Northam Platinum Ltd. . . . . . . . . . .  500,000   1,118,816
                                                    ----------
                                                     1,934,619
                                                    ----------

SOUTH KOREA (0.2%)

ELECTRONICS & ELECTRICAL EQUIPMENT (0.1%)
Samsung Corp. (b) . . . . . . . . . . . .  120,000     647,527
                                                    ----------

RETAIL (0.1%)
Hyundai Department Store Co. Ltd. (b) . .   22,800     367,169
Hyundai Department Store
H&S Co. Ltd. (b). . . . . . . . . . . . .    5,700      47,049
                                                    ----------
                                                       414,218
                                                    ----------
                                                     1,061,745
                                                    ----------

SPAIN (0.1%)

AIRLINES (0.1%)
Iberia Lineas Aereas de Espana SA . . . .  304,848     447,870
                                                    ----------

SWEDEN (0.1%)

FINANCE SERVICES (0.0%)
D. Carnegie & Co. AB. . . . . . . . . . .   11,068      71,134
                                                    ----------

HOME FURNISHING (0.1%)
Nobia AB (b). . . . . . . . . . . . . . .   79,453     588,148
                                                    ----------

INTERNET SERVICES (0.0%)
Orc Software AB . . . . . . . . . . . . .    7,900      61,200
                                                    ----------
                                                       720,482
                                                    ----------

SWITZERLAND (0.5%)

BROKERAGE SERVICES (0.1%)
Cie Financiere Tradition. . . . . . . . .   11,800     588,848
                                                    ----------

BUILDING & CONSTRUCTION (0.1%)
Geberit AG (b). . . . . . . . . . . . . .    1,462     420,826
                                                    ----------

COMPUTERS (0.1%)
Logitech International SA (b) . . . . . .   11,900     355,012
                                                    ----------

MEDICAL PRODUCTS (0.1%)
Centerpulse (b) . . . . . . . . . . . . .    4,389     764,987
                                                    ----------

MEDICAL DRUGS (0.1%)
Actelion Ltd. (b) . . . . . . . . . . . .   15,633    $689,675
                                                    ----------
                                                     2,819,348
                                                    ----------

TAIWAN (0.1%)

NETWORKING (0.1%)
Accton Technology Corp. (b) . . . . . . .  572,500     584,520
                                                    ----------

UNITED KINGDOM (1.4%)

AGRICULTURAL BIOTECHNOLOGY (0.1%)
Sygen International PLC . . . . . . . . .  582,100     406,243
                                                    ----------

AUTO/RELATED PRODUCTS (0.1%)
Vardy PLC . . . . . . . . . . . . . . . .  118,600     604,688
                                                    ----------

BREWERY (0.1%)
Majestic Wine PLC . . . . . . . . . . . .   60,580     490,691
                                                    ----------

BROADCASTING & PUBLISHING (0.1%)
HIT Entertainment PLC . . . . . . . . . .  168,900     581,212
                                                    ----------

BUILDING & CONSTRUCTION (0.2%)
Westbury PLC. . . . . . . . . . . . . . .  234,074   1,031,098
                                                    ----------

HOTELS & LODGING (0.1%)
Thistle Hotels PLC. . . . . . . . . . . .  315,000     557,830
                                                    ----------

INSURANCE (0.1%)
Cox Insurance Holdings PLC (b). . . . . .  511,833     624,180
                                                    ----------

INTERNET SERVICES (0.1%)
NDS Group PLC ADR (b) . . . . . . . . . .   54,500     414,200
                                                    ----------

RETAIL (0.3%)
Electronics Boutique PLC. . . . . . . . .  327,948     190,067
HMV Group PLC (b) . . . . . . . . . . . .  361,472     692,502
Peacock Group PLC . . . . . . . . . . . .  592,185     657,817
Wetherspoon PLC . . . . . . . . . . . . .  231,854     621,481
                                                    ----------
                                                     2,161,867
                                                    ----------

TELEVISION (0.2%)
Chrysalis Group PLC . . . . . . . . . . .  272,500     859,847
SMG PLC . . . . . . . . . . . . . . . . .   58,689      87,870
                                                    ----------
                                                       947,717
                                                    ----------
                                                     7,819,726
                                                    ----------

UNITED STATES (83.6%)

ADVERTISING/MARKETING (1.0%)
Getty Images, Inc. (b). . . . . . . . . .  126,300   3,858,465
MSC Industrial Direct Co. Class A (b) . .   99,300   1,762,575
                                                    ----------
                                                     5,621,040
                                                    ----------

AEROSPACE/DEFENSE (1.7%)
Alliant Techsystems, Inc. (b) . . . . . .   40,175   2,504,911
Armor Holdings, Inc. (b). . . . . . . . .   35,400     487,458
Ducommun, Inc. (b). . . . . . . . . . . .   22,200     351,870
Herley Industries, Inc. (b) . . . . . . .   23,200     403,866
MTC Technologies, Inc. (b). . . . . . . .   46,000   1,163,800
Orbital Sciences Corp. (b). . . . . . . .  111,200     469,264
United Defense Industries, Inc. (b) . . .  171,000   3,984,300
                                                    ----------
                                                     9,365,469
                                                    ----------

                                        11
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

AGRICULTURE (0.1%)
Bunge Ltd.. . . . . . . . . . . . . . . .   17,300     $416,238
                                                    -----------

APPAREL (0.4%)
Coach, Inc. (b) . . . . . . . . . . . . .   67,500    2,222,100
                                                    -----------

AUCTION HOUSE (0.4%)
Ritchie Brothers Auctioneers, Inc. (b). .   63,000    2,038,050
                                                    -----------

AUTO & AUTO PARTS (1.9%)
Advance Auto Parts, Inc. (b). . . . . . .   13,000      635,700
Collins & Aikman Corp. (b). . . . . . . .  108,200      481,490
Donaldson Co., Inc. . . . . . . . . . . .   48,600    1,749,600
Gentex Corp. (b). . . . . . . . . . . . .  132,800    4,201,792
Kroll, Inc. (b) . . . . . . . . . . . . .   57,000    1,087,560
O'Reilly Automotive, Inc. (b) . . . . . .   72,300    1,828,467
Terex Corp. (b) . . . . . . . . . . . . .   87,500      974,750
                                                    -----------
                                                     10,959,359
                                                    -----------

AUTO - RETAIL (0.2%)
Aftermarket Technology Corp. (b). . . . .   63,000      913,500
                                                    -----------

BANKING (0.9%)
Bank United Corp. (b) . . . . . . . . . .   40,000        4,000
BankAtlantic Bancorp, Inc. Class A. . . .  157,200    1,485,540
BOK Financial Corp. (b) . . . . . . . . .   47,862    1,550,250
Boston Private Financial Holdings, Inc. .   60,000    1,191,600
New Century Financial Corp. . . . . . . .   31,200      792,168
                                                    -----------
                                                      5,023,558
                                                    -----------

BUILDING & CONSTRUCTION (0.6%)
Beazer Homes USA, Inc. (b). . . . . . . .    8,800      533,280
Chicago Bridge & Iron Co. . . . . . . . .   30,500      921,100
NVR, Inc. (b) . . . . . . . . . . . . . .    3,000      976,500
York International Corp.. . . . . . . . .   31,200      797,784
                                                    -----------
                                                      3,228,664
                                                    -----------

BUSINESS SERVICES (1.3%)
ABM Industries, Inc.. . . . . . . . . . .   38,600      598,300
Corporate Executive Board Co. (b) . . . .   63,000    2,010,960
Dollar Thrifty Automotive Group, Inc. (b)   40,000      846,000
Maximus, Inc. (b) . . . . . . . . . . . .   66,200    1,727,820
MemberWorks, Inc. (b) . . . . . . . . . .   79,900    1,436,602
Modis Professional Services, Inc. (b) . .  114,292      633,178
                                                    -----------
                                                      7,252,860
                                                    -----------

CHEMICALS (1.0%)
Cabot Microelectronics Corp. (b). . . . .   46,500    2,194,800
IMC Global, Inc.. . . . . . . . . . . . .   50,600      539,902
NOVA Chemicals Corp.. . . . . . . . . . .   65,000    1,189,500
Olin Corp.. . . . . . . . . . . . . . . .   85,500    1,329,525
PolyOne Corp. . . . . . . . . . . . . . .   80,700      316,344
                                                    -----------
                                                      5,570,071
                                                    -----------

COMMERCIAL SERVICES (0.5%)
Macrovision Corp. (b) . . . . . . . . . .   20,000      320,800
Omnicare, Inc.. . . . . . . . . . . . . .  103,300    2,461,639
                                                    -----------
                                                      2,782,439
                                                    -----------

COMMUNICATIONS & MEDIA (1.4%)
Emmis Communications Corp.
Class A (b) . . . . . . . . . . . . . . .  118,600    2,470,438
Harte-Hanks, Inc. . . . . . . . . . . . .  137,900    2,574,593
R.H. Donnelley Corp. (b). . . . . . . . .   93,700    2,746,347
                                                    -----------
                                                      7,791,378
                                                    -----------

COMPUTER SERVICE (1.3%)
Anteon International Corp. (b). . . . . .   90,100    2,162,400
Cerner Corp. (b). . . . . . . . . . . . .   40,400    1,262,904
CIBER, Inc. (b) . . . . . . . . . . . . .  117,200      603,580
Cognizant Technology Solutions Corp. (b).    3,000      216,690
Digital River, Inc. (b) . . . . . . . . .   21,000      250,950
Lexar Media, Inc. (b) . . . . . . . . . .   62,000      388,740
Mercury Computer Systems, Inc. (b). . . .   33,000    1,007,160
MICROS SYSTEMS, INC. (B). . . . . . . . .   31,600      708,472
Syntel, Inc. (b). . . . . . . . . . . . .   26,000      546,260
Unisys Corp. (b). . . . . . . . . . . . .   43,000      425,700
                                                    -----------
                                                      7,572,856
                                                    -----------

COMPUTER SOFTWARE (4.0%)
Activision, Inc. (b). . . . . . . . . . .   31,500      459,585
Autodesk, Inc.. . . . . . . . . . . . . .   97,900    1,399,970
Cognos, Inc. (b). . . . . . . . . . . . .   15,000      351,750
Concerto Software, Inc. (b) . . . . . . .   59,900      404,325
Dendrite International, Inc. (b). . . . .  228,200    1,704,654
EPIQ Systems, Inc. (b). . . . . . . . . .   72,700    1,113,764
Hutchinson Technology, Inc. (b) . . . . .   23,000      476,100
Hyperion Solutions Corp. (b). . . . . . .   17,000      436,390
J.D. Edwards & Co. (b). . . . . . . . . .  112,500    1,269,000
Keane, Inc. (b) . . . . . . . . . . . . .   86,800      780,332
Legato Systems, Inc. (b). . . . . . . . .   41,000      206,230
Mantech International Corp. Class A (b) .   94,200    1,796,394
McData Corp. (b). . . . . . . . . . . . .  209,000    1,469,270
Mercury Interactive Corp. (b) . . . . . .   11,000      326,150
Micromuse, Inc. (b) . . . . . . . . . . .   40,000      152,800
MicroStrategy, Inc. (b) . . . . . . . . .   39,200      591,920
Neoware Systems, Inc. (b) . . . . . . . .   35,000      521,850
Novell, Inc. (b). . . . . . . . . . . . .  205,800      687,372
Parametric Technology Corp. (b) . . . . .  159,300      401,436
Pinnacle Systems, Inc. (b). . . . . . . .   51,000      694,110
SanDisk Corp. (b) . . . . . . . . . . . .   41,000      832,300
Scientific Games Corp. (b). . . . . . . .  143,900    1,044,714
Serena Software, Inc. (b) . . . . . . . .   12,000      189,480
Take-Two Interactive Software, Inc. (b) .  167,200    3,927,528
Verint Systems, Inc. (b). . . . . . . . .   12,000      242,160
Verisity Ltd. (b) . . . . . . . . . . . .   22,000      419,320
Western Digital Corp. (b) . . . . . . . .   99,700      637,083
                                                    -----------
                                                     22,535,987
                                                    -----------

CONSTRUCTION & HOUSING (0.7%)
Emcor Group, Inc. (b) . . . . . . . . . .   27,400    1,452,474
Hovnanian Enterprises, Inc. Class A (b) .   25,000      792,500
Simpson Manufacturing Co., Inc. (b) . . .   51,000    1,677,900
                                                    -----------
                                                      3,922,874
                                                    -----------

CONSULTING SERVICES (0.4%)
FTI Consulting, Inc. (b). . . . . . . . .   57,000    2,288,550
                                                    -----------

CONSUMER GOODS & SERVICES (2.5%)
AptarGroup, Inc.. . . . . . . . . . . . .  143,100    4,470,444
Church & Dwight Co., Inc. . . . . . . . .  105,700    3,216,451
Harman International Industries, Inc. . .   22,000    1,309,000
International Flavors & Fragrances, Inc..   15,000      526,500
Jarden Corp. (b). . . . . . . . . . . . .   23,000      549,010
Lancaster Colony Corp.. . . . . . . . . .   28,500    1,113,780
Matthews International Corp. Class A. . .   89,900    2,007,557
The Dial Corp.. . . . . . . . . . . . . .   50,800    1,034,796
                                                    -----------
                                                     14,227,538
                                                    -----------

                                        12
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                                  SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

CONTAINERS (0.8%)
Ball Corp. . . . . . . . . . . . . . . . . . . . . .   10,100     $517,019
Constar International, Inc. (b). . . . . . . . . . .  110,500    1,298,375
Crown Cork & Seal Co., Inc. (b). . . . . . . . . . .  229,500    1,824,525
Silgan Holdings, Inc. (b). . . . . . . . . . . . . .    8,664      213,828
Temple-Inland, Inc.. . . . . . . . . . . . . . . . .   20,400      914,124
                                                               -----------
                                                                 4,767,871
                                                               -----------

COSMETICS (0.6%)
Alberto-Culver Co. Class A . . . . . . . . . . . . .   65,100    3,163,209
                                                               -----------

DATA PROCESSING & REPRODUCTION (1.1%)
Acxiom Corp. (b) . . . . . . . . . . . . . . . . . .   52,000      799,760
Documentum, Inc. (b) . . . . . . . . . . . . . . . .   34,000      532,440
Factset Research Systems, Inc. . . . . . . . . . . .   67,300    1,902,571
Fair, Issac and Co., Inc.. . . . . . . . . . . . . .   60,750    2,594,025
Probusiness Services, Inc. (b) . . . . . . . . . . .   38,200      382,000
                                                               -----------
                                                                 6,210,796
                                                               -----------

DIAGNOSTIC EQUIPMENT (0.2%)
Biosite Diagnostics, Inc. (b). . . . . . . . . . . .   16,000      544,320
Cholestech Corp. (b) . . . . . . . . . . . . . . . .   77,700      540,792
                                                               -----------
                                                                 1,085,112
                                                               -----------

DIVERSIFIED MANUFACTURING OPERATIONS (0.3%)
A.O. Smith Corp. . . . . . . . . . . . . . . . . . .    5,910      159,629
Pentair, Inc.. . . . . . . . . . . . . . . . . . . .   37,500    1,295,625
                                                               -----------
                                                                 1,455,254
                                                               -----------

DRUGS (0.2%)
American Pharmaceutical Partners, Inc. (b) . . . . .   18,500      329,300
NBTY, Inc. (b) . . . . . . . . . . . . . . . . . . .   40,100      704,958
                                                               -----------
                                                                 1,034,258
                                                               -----------

EDUCATION (0.5%)
Corinthian Colleges, Inc. (b). . . . . . . . . . . .   10,000      378,600
ITT Educational Services, Inc. (b) . . . . . . . . .  102,900    2,423,295
                                                               -----------
                                                                 2,801,895
                                                               -----------

ELECTRIC INTEGRATED (0.2%)
DQE, Inc.. . . . . . . . . . . . . . . . . . . . . .   76,200    1,161,288
                                                               -----------

ELECTRONIC COMPONENTS/INSTRUMENTS (0.1%)
Itron, Inc. (b). . . . . . . . . . . . . . . . . . .   23,200      444,744
                                                               -----------

ELECTRONICS (2.2%)
Actel Corp. (b). . . . . . . . . . . . . . . . . . .   71,700    1,162,974
Advanced Micro Devices, Inc. (b) . . . . . . . . . .   60,200      388,892
Aeroflex, Inc. (b) . . . . . . . . . . . . . . . . .  117,200      808,680
Brady Corp. Class A. . . . . . . . . . . . . . . . .   46,000    1,534,100
Cree Research, Inc. (b). . . . . . . . . . . . . . .   56,300      920,505
Electro Scientific Industries, Inc. (b). . . . . . .   27,100      542,000
Engineered Support Systems, Inc. . . . . . . . . . .   41,850    1,534,221
Hubbell, Inc.. . . . . . . . . . . . . . . . . . . .   31,800    1,117,452
Lam Research Corp. (b) . . . . . . . . . . . . . . .   54,400      587,520
Lattice Semiconductor Corp. (b). . . . . . . . . . .   62,000      543,740
Power Integrations, Inc. (b) . . . . . . . . . . . .   82,500    1,402,500
Varian Semicondutor Equipment
Associates, Inc. (b) . . . . . . . . . . . . . . . .   82,000    1,948,402
                                                               -----------
                                                                12,490,986
                                                               -----------

ENERGY SOURCES (0.3%)
Maverick Tube Corp. (b). . . . . . . . . . . . . . .   72,141  $   939,997
Wilson Greatbatch Technologies, Inc. (b) . . . . . .   26,900      785,480
                                                               -----------
                                                                 1,725,477
                                                               -----------

ENGINEERING SERVICES (0.1%)
Jacobs Engineering Group, Inc. (b) . . . . . . . . .   21,800      776,080
                                                               -----------

ENTERTAINMENT (0.2%)
Vail Resorts, Inc. (b) . . . . . . . . . . . . . . .   84,700    1,284,899
                                                               -----------

FINANCIAL (5.5%)
AmeriCredit Corp. (b). . . . . . . . . . . . . . . .   76,600      592,884
Banknorth Group, Inc.. . . . . . . . . . . . . . . .   87,300    1,972,980
Checkfree Corp. (b). . . . . . . . . . . . . . . . .  192,585    3,081,553
City National Corp.. . . . . . . . . . . . . . . . .   29,700    1,306,503
Colonial Bancgroup, Inc. . . . . . . . . . . . . . .   56,100      669,273
Community First Bankshares, Inc. . . . . . . . . . .   49,200    1,301,832
Cullen/Frost Bankers, Inc. . . . . . . . . . . . . .  101,600    3,322,319
Digital Insight Corp. (b). . . . . . . . . . . . . .  120,200    1,044,538
Doral Financial Corp.. . . . . . . . . . . . . . . .   35,000    1,001,000
Financial Federal Corp. (b). . . . . . . . . . . . .   92,700    2,329,551
First Midwest Bancorp, Inc.. . . . . . . . . . . . .   63,000    1,682,730
Legg Mason, Inc. . . . . . . . . . . . . . . . . . .   26,500    1,286,310
M & T Bank Corp. . . . . . . . . . . . . . . . . . .   23,200    1,840,920
New York Community Bancorp, Inc. . . . . . . . . . .   59,975    1,732,078
Southwest Bancorp of Texas, Inc. (b) . . . . . . . .   45,000    1,296,450
Sterling Bancshares, Inc.. . . . . . . . . . . . . .   90,037    1,100,252
Texas Regional Bancshares, Inc. Class A. . . . . . .   29,700    1,055,568
The Chicago Mercantile Exchange. . . . . . . . . . .    1,797       78,457
Webster Financial Corp.. . . . . . . . . . . . . . .   76,400    2,658,720
Westamerica Bankcorp.. . . . . . . . . . . . . . . .   47,000    1,888,460
                                                               -----------
                                                                31,242,378
                                                               -----------

FINANCIAL SERVICES (1.3%)
Bank of Hawaii Corp. . . . . . . . . . . . . . . . .   30,000      911,700
Downey Financial Corp. . . . . . . . . . . . . . . .   27,900    1,088,100
East-West Bancorp, Inc.. . . . . . . . . . . . . . .   71,500    2,579,720
Mid-State Bancshares . . . . . . . . . . . . . . . .   45,900      753,770
Provident Financial Group, Inc.. . . . . . . . . . .   59,100    1,538,373
R & G Finanical Corp. Class B. . . . . . . . . . . .   20,000      465,000
                                                               -----------
                                                                 7,336,663
                                                               -----------

FOOD & BEVERAGE (2.0%)
AFC Enterprises, Inc. (b). . . . . . . . . . . . . .   58,100    1,220,681
American Italian Pasta Co. (b) . . . . . . . . . . .   94,000    3,382,120
Darden Restaurants, Inc. . . . . . . . . . . . . . .   30,350      620,658
Hormel Foods Corp. . . . . . . . . . . . . . . . . .   38,600      900,538
Krispy Kreme Doughnuts, Inc. (b) . . . . . . . . . .   13,200      445,764
P.F. Chang's China Bistro, Inc. (b). . . . . . . . .   23,000      834,900
Performance Food Group Co. (b) . . . . . . . . . . .   44,000    1,494,196
Ruddick Corp.. . . . . . . . . . . . . . . . . . . .   45,500      622,895
Smithfield Foods, Inc. (b) . . . . . . . . . . . . .   97,500    1,934,400
                                                               -----------
                                                                11,456,152
                                                               -----------

FOOD - RETAIL (0.3%)
The J.M. Smucker Co. . . . . . . . . . . . . . . . .   43,500    1,731,735
                                                               -----------

FOOD DISTRIBUTORS, SUPERMARKETS & WHOLESALERS (0.2%)
SUPERVALU, Inc.. . . . . . . . . . . . . . . . . . .   57,100      942,721
                                                               -----------

                                        13
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)



--------------------------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

GAMING/HOTELS (0.7%)
Alliance Gaming Corp. (b). . . . . . . .   42,000  $   715,260
Global Payment, Inc. . . . . . . . . . .   60,000    1,920,600
Kerzner International Ltd. (b) . . . . .      100        2,008
Penn National Gaming, Inc. (b) . . . . .   28,000      444,080
Shuffle Master, Inc. (b) . . . . . . . .   36,000      687,960
Station Casinos, Inc. (b). . . . . . . .   11,000      194,700
                                                   -----------
                                                     3,964,608
                                                   -----------

HEALTHCARE (6.7%)
American Health Corp., Inc. (b). . . . .  122,300    2,140,250
Apria Healthcare Group, Inc. (b) . . . .  194,500    4,325,679
Coventry Health Care, Inc. (b) . . . . .   11,000      319,330
Datascope Corp.. . . . . . . . . . . . .   19,800      491,060
Davita, Inc. (b) . . . . . . . . . . . .   65,000    1,603,550
Dentsply International, Inc. . . . . . .   42,550    1,582,860
Haemonetics Corp. (b). . . . . . . . . .   77,100    1,654,566
Henry Schein, Inc. (b) . . . . . . . . .   56,900    2,560,500
IDEXX Laboratories, Inc. (b) . . . . . .   68,700    2,256,795
Immucor, Inc. (b). . . . . . . . . . . .   33,000      668,250
K-V Pharmaceutical Co. (b) . . . . . . .   54,800    1,271,360
LifePoint Hospitals, Inc. (b). . . . . .   38,000    1,137,378
Medquist, Inc. (b) . . . . . . . . . . .   24,500      496,370
Mentor Corp. . . . . . . . . . . . . . .   88,500    3,407,249
Mid Atlantic Medical Services, Inc. (b).   63,000    2,041,200
Odyssey Healthcare, Inc. (b) . . . . . .   36,400    1,263,080
Patterson Dental Co. (b) . . . . . . . .   52,800    2,309,472
Protein Design Labs, Inc. (b). . . . . .  105,000      892,500
Province Healthcare Co. (b). . . . . . .   39,900      388,227
Renal Care Group, Inc. (b) . . . . . . .   33,200    1,050,448
Respironics, Inc. (b). . . . . . . . . .   35,000    1,065,085
Serologicals Corp. (b) . . . . . . . . .   50,200      552,200
United Surgical Partners
International, Inc. (b). . . . . . . . .   66,500    1,038,797
VISX, Inc. (b) . . . . . . . . . . . . .  267,200    2,559,776
                                                   -----------
                                                    37,075,982
                                                   -----------

HOUSEHOLD FURNISHING & APPLIANCES (0.4%)
Furniture Brands International, Inc. (b)   58,300    1,390,455
La-Z-Boy, Inc. . . . . . . . . . . . . .   37,700      904,046
                                                   -----------
                                                     2,294,501
                                                   -----------

HUMAN RESOURCES (0.2%)
Amn Healthcare Services, Inc. (b). . . .   59,200    1,001,072
                                                   -----------

INDUSTRIAL/MISCELLANEOUS (0.3%)
Agnico-Eagle Mines Ltd.. . . . . . . . .  115,000    1,708,900
                                                   -----------

INSTRUMENTS-CONTROLS (0.2%)
PerkinElmer, Inc.. . . . . . . . . . . .  167,399    1,381,042
                                                   -----------

INSURANCE (3.8%)
Arch Capital Group Ltd. (b). . . . . . .   58,000    1,807,860
Brown & Brown, Inc.. . . . . . . . . . .  110,100    3,558,431
Clark/Bardes Holdings, Inc. (b). . . . .   29,700      571,725
HCC Insurance Holdings, Inc. . . . . . .  102,600    2,523,960
Hilb, Rogal & Hamilton Co. . . . . . . .   82,800    3,386,520
IPC Holdings Ltd. (b). . . . . . . . . .   35,700    1,125,978
Max Re Capital Ltd.. . . . . . . . . . .  117,000    1,289,340
Montpelier Re Holdings Ltd. (b). . . . .   41,400    1,192,320
Proassurance Corp. (b) . . . . . . . . .   39,700      833,700
Reinsurance Group of America, Inc. . . .   39,900    1,080,492
RenaissanceRe Holdings Ltd.. . . . . . .    9,000      356,400
RLI Corp.. . . . . . . . . . . . . . . .   22,431      625,825
StanCorp Financial Group, Inc. . . . . .   23,600    1,152,860
W. R. Berkley Corp.. . . . . . . . . . .   43,950    1,740,860
                                                   -----------
                                                    21,246,271
                                                   -----------

INTERNET APPLICATIONS SOFTWARE (0.3%)
Avocent Corp. (b). . . . . . . . . . . .   35,000      777,700
eResearch Technology, Inc. (b) . . . . .   24,000      402,000
Webex Communications, Inc. (b) . . . . .   34,000      510,000
                                                   -----------
                                                     1,689,700
                                                   -----------

INTERNET SERVICES (0.1%)
Overture Services, Inc. (b). . . . . . .   27,000      737,370
Riverstone Networks, Inc. (b). . . . . .        1            2
                                                   -----------
                                                       737,372
                                                   -----------

INVESTMENT COMPANY (0.5%)
Labranche & Company, Inc. (b). . . . . .   62,500    1,665,000
MCG Capital Corp.. . . . . . . . . . . .   77,546      832,844
Medallion Financial Corp.. . . . . . . .  112,500      438,750
                                                   -----------
                                                     2,936,594
                                                   -----------

MACHINERY (0.2%)
AGCO Corp. . . . . . . . . . . . . . . .   14,000      309,400
Joy Global, Inc. (b) . . . . . . . . . .   33,800      380,588
Photon Dynamics, Inc. (b). . . . . . . .   11,000      250,800
                                                   -----------
                                                       940,788
                                                   -----------

MACHINERY & CAPITAL GOODS (2.8%)
Circor International, Inc. . . . . . . .  120,000    1,908,000
Cognex Corp. (b) . . . . . . . . . . . .   48,100      886,483
Cummins Engine, Inc. . . . . . . . . . .   25,000      703,250
Dionex Corp. (b) . . . . . . . . . . . .   56,600    1,681,586
Flowserve Corp. (b). . . . . . . . . . .   39,500      584,205
IDEX Corp. . . . . . . . . . . . . . . .   45,800    1,497,660
Kaydon Corp. . . . . . . . . . . . . . .   64,700    1,372,287
Manitowoc Co., Inc.. . . . . . . . . . .   20,400      520,200
Roper Industries, Inc. . . . . . . . . .   87,900    3,217,140
Zebra Technologies Corp. (b) . . . . . .   61,710    3,535,983
                                                   -----------
                                                    15,906,794
                                                   -----------

MATERIALS & COMMODITIES (0.4%)
Crane Co.. . . . . . . . . . . . . . . .   44,500      886,885
Delta & Pine Land Co.. . . . . . . . . .   47,300      965,393
Mueller Industries, Inc. (b) . . . . . .   25,000      681,250
                                                   -----------
                                                     2,533,528
                                                   -----------

MEDICAL - INFORMATION SYSTEMS (0.5%)
IMPAC Medical Systems, Inc. (b). . . . .   18,000      333,360
NDC Health Corp. . . . . . . . . . . . .  118,200    2,352,180
                                                   -----------
                                                     2,685,540
                                                   -----------

MEDICAL EQUIPMENT & SUPPLIES (1.2%)
Advanced Neuromodulation
Systems, Inc. (b). . . . . . . . . . . .   13,000      456,300
American Medical Systems
Holdings, Inc. (b) . . . . . . . . . . .   20,000      324,200
Cyberonics, Inc. (b) . . . . . . . . . .   58,800    1,081,920
                                                   -----------

                                        14
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

MEDICAL EQUIPMENT & SUPPLIES (CONTINUED)
Impath, Inc. (B)                          94,500   $1,863,540
STERIS Corp. (B) . . . . . . . . . . . .   60,000   1,455,000
Urologix, Inc. (b) . . . . . . . . . . .  126,400     418,384
Wright Medical Group, Inc. (b) . . . . .   59,500   1,038,811
                                                   ----------
                                                    6,638,155
                                                   ----------

MEDICAL INSTRUMENTS (0.2%)
Conmed Corp. (b) . . . . . . . . . . . .   66,500   1,302,735
                                                   ----------

MEDICAL PRODUCTS (1.3%)
Affymetrix, Inc. (b) . . . . . . . . . .   67,300   1,540,497
Bio-Rad Laboratories, Inc. Class A (b) .   13,000     503,100
Covance, Inc. (b). . . . . . . . . . . .   27,000     663,930
CtI Molecular Imaginging, Inc. (b) . . .   21,000     517,860
Gene Logic, Inc. (b) . . . . . . . . . .  182,000   1,144,780
ICU Medical, Inc. (b). . . . . . . . . .    5,000     186,500
Inveresk Research Group, Inc. (b). . . .   20,000     431,600
Invitrogen Corp. (b) . . . . . . . . . .   19,700     616,413
Owens & Minor, Inc.. . . . . . . . . . .   90,600   1,487,652
                                                   ----------
                                                    7,092,332
                                                   ----------

MEDICAL PROVIDERS (0.7%)
AMERIGROUP Corp. (b) . . . . . . . . . .   23,100     700,161
Amsurg Corp. (b) . . . . . . . . . . . .   82,000   1,675,260
Community Health Systems, Inc. (b) . . .   42,100     866,839
WellChoice, Inc. (b) . . . . . . . . . .   29,500     706,525
                                                   ----------
                                                    3,948,785
                                                   ----------

MEDICAL-DRUGS (0.6%)
Bradley Pharmaceuticals, Inc. (b). . . .   63,000     820,890
Eon Labs, Inc. (b) . . . . . . . . . . .   26,000     491,660
ICN Pharmaceuticals, Inc.. . . . . . . .   46,900     511,679
Neurocrine Biosciences, Inc. (b) . . . .   15,000     684,900
Scios, Inc. (b). . . . . . . . . . . . .   28,000     912,240
                                                   ----------
                                                    3,421,369
                                                   ----------

METALS (0.1%)
USEC, Inc. . . . . . . . . . . . . . . .  103,800     624,876
                                                   ----------

MULTI-MEDIA (0.6%)
Cumulus Media, Inc. (b). . . . . . . . .   52,665     783,129
Metro-Goldwyn-Mayer, Inc. (b). . . . . .   57,400     746,200
Sinclair Broadcast Group, Inc.
Class A (b). . . . . . . . . . . . . . .  182,600   2,123,638
                                                   ----------
                                                    3,652,967
                                                   ----------

OFFICE EQUIPMENT & SUPPLIES (0.8%)
United Stationers, Inc. (b). . . . . . .   69,900   2,013,190
Wallace Computer Services, Inc.. . . . .  112,100   2,411,271
                                                   ----------
                                                    4,424,461
                                                   ----------

OIL & GAS (6.5%)
Apache Corp. . . . . . . . . . . . . . .   16,390     934,066
Cabot Oil & Gas Corp. Class A. . . . . .  107,500   2,663,850
Cal Dive International, Inc. (b) . . . .   38,800     911,800
Cimarex Energy Co. (b) . . . . . . . . .    8,131     145,545
Ensco International, Inc.. . . . . . . .   38,000   1,119,100
FMC Technologies, Inc. (b) . . . . . . .   79,500   1,624,185
Helmerich & Payne, Inc.. . . . . . . . .   24,300     678,213
Key Energy Services, Inc. (b). . . . . .  178,500   1,601,145
National-Oilwell, Inc. (b) . . . . . . .   92,052   2,010,416
New Jersey Resources Corp. . . . . . . .   42,150   1,331,519
Newfield Exploration Co. (b) . . . . . .  121,100   4,365,654
Oceaneering International, Inc. (b). . .   80,100   1,981,674
Offshore Logistics, Inc. (b) . . . . . .   43,500     953,520
Patterson-UTI Energy, Inc. (b) . . . . .   52,600   1,586,942
PetroQuest Energy, Inc. (b). . . . . . .  270,000   1,120,500
Precision Drilling Corp. (b) . . . . . .    9,000     292,860
Pride Intl, Inc. (b) . . . . . . . . . .  154,700   2,305,030
Questar Corp.. . . . . . . . . . . . . .   63,800   1,774,916
Rowan Cos., Inc. . . . . . . . . . . . .   42,000     953,400
Smith International, Inc. (b). . . . . .   33,000   1,076,460
Swift Energy Co. (b) . . . . . . . . . .   46,400     448,688
Ultra Petroleum Corp. (b). . . . . . . .  108,000   1,069,200
Unit Corp. (b) . . . . . . . . . . . . .   60,000   1,113,000
Valero Energy Corp.. . . . . . . . . . .    9,400     347,236
Varco International, Inc. (b). . . . . .   29,000     504,600
Xto Energy, Inc. . . . . . . . . . . . .  161,700   3,993,989
                                                   ----------
                                                   36,907,508
                                                   ----------

OIL & GAS EXPLORATION SERVICES (0.5%)
Chesapeake Energy Corp.. . . . . . . . .   45,000     348,300
Denbury Resources, Inc. (b). . . . . . .   50,000     565,000
Harvest Natural Resources, Inc. (b). . .   36,000     232,200
Pogo Producing Co. . . . . . . . . . . .   16,000     596,000
Western Gas Resources, Inc.. . . . . . .   25,000     921,250
                                                   ----------
                                                    2,662,750
                                                   ----------

PAINT, VARNISHES, ENAMELS (0.1%)
RPM, Inc.. . . . . . . . . . . . . . . .   51,600     788,448
                                                   ----------

PAPER PRODUCTS (0.8%)
Bowater, Inc.. . . . . . . . . . . . . .   59,500   2,496,025
Pope & Talbot, Inc.. . . . . . . . . . .  123,500   1,761,110
                                                   ----------
                                                    4,257,135
                                                   ----------

PHARMACEUTICALS (1.1%)
Accredo Health, Inc. (b) . . . . . . . .   24,000     846,000
Amylin Pharmaceuticals, Inc. (b) . . . .   20,000     322,800
Cell Therapeutics, Inc. (b). . . . . . .   48,000     348,960
Enzon Pharmaceuticals, Inc. (b). . . . .   41,000     685,520
First Horizon Pharmaceutical Corp. (b) .   93,000     695,454
NPS Pharmaceuticals, Inc. (b). . . . . .   24,000     604,080
SICOR, Inc. (b). . . . . . . . . . . . .   87,500   1,386,875
Taro Pharmaceuticals USA, Inc. (b) . . .   32,000   1,203,200
                                                   ----------
                                                    6,092,889
                                                   ----------

POLLUTION CONTROL (0.1%)
Ionics, Inc. (b) . . . . . . . . . . . .   25,100     572,280
                                                   ----------

PRINTING & PUBLISHING (0.7%)
Lee Enterprises, Inc.. . . . . . . . . .   35,300   1,183,256
Proquest Co. (b) . . . . . . . . . . . .   27,800     544,880
R.R. Donnelley & Sons Co.. . . . . . . .   21,900     476,763
Valassis Communications, Inc. (b). . . .   56,100   1,651,023
                                                   ----------
                                                    3,855,922
                                                   ----------

RADIO (0.0%)
Spanish Broadcasting System, Inc. (b). .   28,000     201,600
                                                   ----------

                                        15
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

REAL ESTATE INVESTMENT TRUST (1.6%)
Anthracite Capital, Inc.. . . . . . . . .  106,219  $ 1,157,787
CBL & Associates Properties, Inc. . . . .   36,200    1,449,810
Developers Diversified Realty Corp. . . .   57,200    1,257,828
FBR Asset Investment Corp.. . . . . . . .   37,200    1,261,080
Host Marriott Corp. (b) . . . . . . . . .  148,000    1,309,800
Jones Lang LaSalle, Inc. (b). . . . . . .   43,500      669,030
Liberty Property Trust. . . . . . . . . .   34,400    1,098,736
Mack-Cali Realty Corp.. . . . . . . . . .   17,900      542,370
                                                    -----------
                                                      8,746,441
                                                    -----------

RESTAURANTS (1.0%)
Applebee's International, Inc.. . . . . .   50,000    1,159,550
Brinker International, Inc. (b) . . . . .   23,750      765,938
CEC Entertainment, Inc. (b) . . . . . . .   70,200    2,155,140
IHOP Corp. (b). . . . . . . . . . . . . .   39,600      950,400
Ruby Tuesday, Inc.. . . . . . . . . . . .   50,000      864,500
                                                    -----------
                                                      5,895,528
                                                    -----------

RETAIL (3.2%)
Action Performance Co., Inc.. . . . . . .   21,100      400,900
Big Lots, Inc. (b). . . . . . . . . . . .   39,400      521,262
Chico's FAS, Inc. (b) . . . . . . . . . .   24,000      453,840
Claire's Stores, Inc. . . . . . . . . . .  117,900    2,602,053
CSK Auto Corp. (b). . . . . . . . . . . .  125,000    1,375,000
Dress Barn, Inc. (b). . . . . . . . . . .   61,600      819,280
Guitar Center, Inc. (b) . . . . . . . . .   15,000      248,400
Hot Topic, Inc. (b) . . . . . . . . . . .   17,000      388,960
Linen 'n Things, Inc. (b) . . . . . . . .   75,000    1,695,000
Men's Wearhouse, Inc. (b) . . . . . . . .   23,600      404,740
Micheal Stores, Inc. (b). . . . . . . . .   36,600    1,145,580
Movie Gallery, Inc. (b) . . . . . . . . .   23,500      305,500
Pacific Sunwear of California, Inc. (b) .  130,500    2,308,545
Panera Bread Co. (b). . . . . . . . . . .   38,000    1,322,780
Payless ShoeSource, Inc. (b). . . . . . .   38,400    1,976,448
PETsMART, Inc. (b). . . . . . . . . . . .   18,000      308,340
Pier 1 Imports, Inc.. . . . . . . . . . .   17,300      327,489
Quiksilver, Inc. (b). . . . . . . . . . .   29,600      789,136
Sharper Image Corp. (b) . . . . . . . . .   36,000      627,480
Tractor Supply Co. (b). . . . . . . . . .    7,000      263,200
                                                    -----------
                                                     18,283,933
                                                    -----------

SCHOOLS (0.1%)
Career Education Corp. (b). . . . . . . .    8,000      320,000
Strayer Education, Inc. . . . . . . . . .    4,000      230,000
                                                    -----------
                                                        550,000
                                                    -----------

SEMICONDUCTOR EQUIPMENT (0.8%)
Atmel Corp. (b) . . . . . . . . . . . . .  329,500      734,785
Atmi, Inc. (b). . . . . . . . . . . . . .   33,000      611,160
EDO Corp. . . . . . . . . . . . . . . . .   21,500      446,770
Entegris, Inc. (b). . . . . . . . . . . .   65,000      669,500
Fairchild Semiconductor
International Corp. Class A (b) . . . . .   36,700      393,057
Novellus Systems (b). . . . . . . . . . .   25,100      704,808
Photronics, Inc. (b). . . . . . . . . . .   24,900      341,130
Tektronix, Inc. (b) . . . . . . . . . . .   25,700      467,483
                                                    -----------
                                                      4,368,693
                                                    -----------

SEMICONDUCTORS (1.5%)
02Micro International Ltd. (b). . . . . .   17,000      165,733
Cymer, Inc. (b) . . . . . . . . . . . . .   24,000      774,000
Emulex Corp. (b). . . . . . . . . . . . .   34,000      630,700
Genesis Microchip, Inc. (b) . . . . . . .  107,500    1,402,875
GlobespanVirata, Inc. (b) . . . . . . . .  265,000    1,168,650
Integrated Circuit Systems, Inc. (b). . .  127,000    2,317,750
PMC-Sierra, Inc. (b). . . . . . . . . . .  225,000    1,251,000
Skyworks Solutions, Inc. (b). . . . . . .  102,600      884,412
                                                    -----------
                                                      8,595,120
                                                    -----------

SOFTWARE & COMPUTER SERVICES (0.2%)
Borland Software Corp. (b). . . . . . . .   97,500    1,199,250
                                                    -----------

STEEL (0.3%)
Carpenter Technology Corp.. . . . . . . .   23,900      297,555
Reliance Steel & Aluminum Co. . . . . . .   60,000    1,250,400
                                                    -----------
                                                      1,547,955
                                                    -----------

SUPERCONDUCTOR PRODUCTS & SYSTEMS (0.3%)
Intermagnetics General Corp. (b). . . . .   92,400    1,814,736
                                                    -----------

TECHNOLOGY (1.1%)
Black Box Corp. . . . . . . . . . . . . .   38,800    1,738,240
CACI International, Inc. Class A (b). . .   35,700    1,272,348
Electronics For Imaging, Inc. (b) . . . .  120,600    1,961,077
Intergraph Corp. (b). . . . . . . . . . .   59,500    1,056,720
                                                    -----------
                                                      6,028,385
                                                    -----------

TELECOMMUNICATION EQUIPMENT (0.9%)
Advanced Fibre Communications, Inc. (b) .   90,000    1,501,200
Harris Corp.. . . . . . . . . . . . . . .   38,700    1,017,810
Tekelec (b) . . . . . . . . . . . . . . .  152,900    1,597,805
UTStarcom, Inc. (b) . . . . . . . . . . .   29,000      575,070
West Corp. (b). . . . . . . . . . . . . .   37,800      627,480
                                                    -----------
                                                      5,319,365
                                                    -----------

TELECOMMUNICATIONS (0.1%)
Comverse Technology, Inc. (b) . . . . . .   33,000      330,660
                                                    -----------

TEXTILE MANUFACTURING (0.1%)
Mohawk Industries Co. (b) . . . . . . . .   14,030      799,009
                                                    -----------

TIRE & RUBBER (0.1%)
Cooper Tire & Rubber Co.. . . . . . . . .   50,600      776,204
                                                    -----------

TOYS (0.1%)
Hasbro, Inc.. . . . . . . . . . . . . . .   70,600      815,430
                                                    -----------

TRANSPORTATION (2.1%)
Forward Air Corp. (b) . . . . . . . . . .   49,000      951,090
Genesee & Wyoming, Inc. Class A (b) . . .   39,600      805,860
Heartland Express, Inc. (b) . . . . . . .   65,000    1,489,215
J.B. Hunt Transport Services, Inc. (b). .   27,400      802,820
Kansas City Southern Industries, Inc. (b)  128,600    1,543,200
SkyWest, Inc. . . . . . . . . . . . . . .   30,954      404,569
Tidewater, Inc. . . . . . . . . . . . . .  102,200    3,178,420
UTI Worldwide, Inc. . . . . . . . . . . .   58,500    1,535,625
Wabtec Corp.. . . . . . . . . . . . . . .   57,700      810,108
Yellow Corp. (b). . . . . . . . . . . . .   21,100      531,530
                                                    -----------
                                                     12,052,437
                                                    -----------

                                        16
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                             GVIT SMALL COMPANY FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                   SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)

UTILITIES (1.3%)
American States Water Co. . . . . .       19,730  $    456,750
Arch Coal, Inc. . . . . . . . . . .       80,000     1,727,200
NSTAR . . . . . . . . . . . . . . .       32,800     1,455,992
UniSource Energy Corp.. . . . . . .       73,500     1,270,815
Waste Connections, Inc. (b) . . . .       20,300       783,783
Wisconsin Energy Corp.. . . . . . .       60,400     1,522,080
                                                   ------------
                                                     7,216,620
                                                   ------------
                                                   471,730,719
                                                   ------------

TOTAL COMMON STOCKS                                535,047,253
                                                   ------------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION. . . . . . . .  PRINCIPAL    VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER (0.7%)

STATE STREET CORP, 1.20%,
01/02/03. . . . . . . . . . . . . .  $ 4,220,000     4,219,859
                                                   ------------

TOTAL COMMERCIAL PAPER                               4,219,859
                                                   ------------

U.S. GOVERNMENT OBLIGATIONS (0.5%)

U.S. TREASURY BILLS (0.5%)
1.21%, 01/02/03 . . . . . . . . . .    1,616,000     1,615,894
1.13%, 02/06/03 . . . . . . . . . .      323,000       322,625
1.18%, 02/20/03 . . . . . . . . . .       16,000        15,975
1.21%, 02/27/03 . . . . . . . . . .      945,000       943,380
                                                   ------------

TOTAL U.S. GOVERNMENT OBLIGATIONS                    2,897,874
                                                   ------------

REPURCHASE AGREEMENT (3.6%)

Fifth Third Bank, 1.37%, dated
12/31/02, due 01/02/03,
repurchase price $20,364,310.
(Fully collateralized by
Freddie Mac, Fannie Mae,
and Freddie Mac Gold
Securities, Market Value
(20,973,644). . . . . . . . . . . .   20,362,760     20,362,760
                                                   ------------

TOTAL REPURCHASE AGREEMENT                          20,362,760
                                                   ------------

TOTAL INVESTMENTS
(COST $562,212,594) (A) - 99.7%                    562,527,746

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.3%                                1,684,486
                                                   ------------

NET ASSETS - 100.0%                               $564,212,232
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

AT DECEMBER 31, 2002, THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:

                                                 UNREALIZED
                 DELIVERY  CONTRACT   MARKET    APPRECIATION
CURRENCY           DATE      VALUE     VALUE   (DEPRECIATION)
--------------------------------------------------------------
SHORT CONTRACT:
Euro. . . . . .  01/03/03  $  15,181  $15,346  $         (165)

See  notes  to  financial  statements.

                                        17
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         GARTMORE GVIT MONEY MARKET FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                                    PRINCIPAL      VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER (46.9%)

AUTO/FINANCE (1.8%)

American Honda Finance Corp. (1.8%)
1.76%, 01/06/03 . . . . . . . . . . . . . . . . . . .  $15,000,000  $ 14,996,333
1.76%, 01/24/03 . . . . . . . . . . . . . . . . . . .   20,000,000    19,977,512
1.27%, 03/13/03 . . . . . . . . . . . . . . . . . . .   14,251,000    14,215,305
                                                                    ------------
                                                                      49,189,150
                                                                    ------------

BANKS - DOMESTIC (1.6%)

National City Credit Corp. (1.6%)
1.74%, 01/14/03 . . . . . . . . . . . . . . . . . . .   25,000,000    24,984,653
1.33%, 03/12/03 . . . . . . . . . . . . . . . . . . .   20,000,000    19,948,278
                                                                    ------------
                                                                      44,932,931
                                                                    ------------

BANKS - FOREIGN (11.2%)

Abbey National North America LLC (0.5%)
1.51%, 01/17/03 . . . . . . . . . . . . . . . . . . .   15,000,000    14,989,933
                                                                    ------------

HBOS Treasury Services (2.8%)
1.75%, 01/13/03 . . . . . . . . . . . . . . . . . . .   18,000,000    17,989,500
1.42%, 01/15/03 . . . . . . . . . . . . . . . . . . .    1,000,000       999,448
1.35%, 02/11/03 . . . . . . . . . . . . . . . . . . .    3,500,000     3,494,619
1.35%, 02/13/03 . . . . . . . . . . . . . . . . . . .    6,600,000     6,589,358
1.35%, 02/19/03 . . . . . . . . . . . . . . . . . . .    2,300,000     2,295,774
1.37%, 02/20/03 . . . . . . . . . . . . . . . . . . .    2,500,000     2,495,243
1.35%, 02/25/03 . . . . . . . . . . . . . . . . . . .    6,400,000     6,386,800
1.37%, 03/05/03 . . . . . . . . . . . . . . . . . . .    9,180,000     9,158,473
1.37%, 03/06/03 . . . . . . . . . . . . . . . . . . .    2,400,000     2,394,155
1.34%, 03/11/03 . . . . . . . . . . . . . . . . . . .    7,300,000     7,280,831
1.35%, 03/27/03 . . . . . . . . . . . . . . . . . . .   19,600,000    19,537,843
                                                                    ------------
                                                                      78,622,044
                                                                    ------------

Northern Rock PLC (3.9%)
1.77%, 01/15/03 . . . . . . . . . . . . . . . . . . .   35,000,000    34,975,927
1.77%, 01/23/03 . . . . . . . . . . . . . . . . . . .   25,000,000    24,973,111
1.35%, 03/03/03 . . . . . . . . . . . . . . . . . . .   20,000,000    19,954,250
1.35%, 03/13/03 . . . . . . . . . . . . . . . . . . .   20,000,000    19,946,750
1.33%, 03/18/03 . . . . . . . . . . . . . . . . . . .    4,000,000     3,988,769
                                                                    ------------
                                                                     103,838,807
                                                                    ------------

Royal Bank of Canada (1.4%)
1.75%, 01/21/03 . . . . . . . . . . . . . . . . . . .   40,000,000    39,961,111
                                                                    ------------

Svenska Handelsbank, Inc. (0.9%)
1.53%, 01/08/03 . . . . . . . . . . . . . . . . . . .   25,000,000    24,992,587
                                                                    ------------

UBS Finance (DE) LLC (0.3%)
1.30%, 02/18/03 . . . . . . . . . . . . . . . . . . .    6,152,000     6,141,337
1.30%, 04/04/03 . . . . . . . . . . . . . . . . . . .    1,300,000     1,295,634
                                                                    ------------
                                                                       7,436,971
                                                                    ------------

Westpac Capital Corp. (1.4%)
1.37%, 05/01/03 . . . . . . . . . . . . . . . . . . .   40,000,000    39,817,333
                                                                    ------------
                                                                     309,658,786
                                                                    ------------

BROKER/DEALERS (8.2%)

Bear Stearns Co. (c) (3.6%)
1.53%, 02/04/03 . . . . . . . . . . . . . . . . . . .   40,000,000    39,942,199
1.34%, 02/06/03 . . . . . . . . . . . . . . . . . . .   25,000,000    24,966,500
1.34%, 02/10/03 . . . . . . . . . . . . . . . . . . .    5,000,000     4,992,556
1.35%, 02/26/03 . . . . . . . . . . . . . . . . . . .   30,000,000    29,937,000
                                                                    ------------
                                                                      99,838,255
                                                                    ------------

Goldman Sachs Group, Inc. (1.4%)
1.41%, 01/03/03 . . . . . . . . . . . . . . . . . . .   20,000,000    19,998,433
1.80%, 01/06/03 . . . . . . . . . . . . . . . . . . .   20,000,000    19,995,000
                                                                    ------------
                                                                      39,993,433
                                                                    ------------

Marsh & McLennan Co. (c) (1.6%)
1.26%, 03/20/03 . . . . . . . . . . . . . . . . . . .   43,000,000    42,882,610
                                                                    ------------

Morgan Stanley Dean Witter & Co. (1.6%)
1.37%, 01/06/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,998,097
1.78%, 01/23/03 . . . . . . . . . . . . . . . . . . .   35,000,000    34,961,928
                                                                    ------------
                                                                      44,960,025
                                                                    ------------
                                                                     227,674,323
                                                                    ------------

BUILDING SOCIETY (7.5%)

Nationwide Building Society (4.0%)
1.53%, 02/05/03 . . . . . . . . . . . . . . . . . . .   60,000,000    59,916,024
1.30%, 05/07/03 . . . . . . . . . . . . . . . . . . .    9,000,000     8,959,050
1.33%, 05/12/03 . . . . . . . . . . . . . . . . . . .   40,000,000    39,806,411
                                                                    ------------
                                                                     108,681,485
                                                                    ------------

Yorkshire Building Society (3.5%)
1.78%, 01/08/03 . . . . . . . . . . . . . . . . . . .   13,100,000    13,095,717
1.72%, 01/21/03 . . . . . . . . . . . . . . . . . . .   56,200,000    56,155,383
1.33%, 02/12/03 . . . . . . . . . . . . . . . . . . .   28,652,000    28,607,542
                                                                    ------------
                                                                      97,858,642
                                                                    ------------
                                                                     206,540,127
                                                                    ------------

CONSUMER SALES FINANCE (2.4%)

American General Finance Corp. (0.7%)
2.10%, 01/03/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,998,833
1.74%, 01/31/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,985,500
                                                                    ------------
                                                                      19,984,333
                                                                    ------------

Harley-Davidson Funding Corp. (c) (1.2%)
1.31%, 02/05/03 . . . . . . . . . . . . . . . . . . .   11,250,000    11,235,672
1.31%, 02/19/03 . . . . . . . . . . . . . . . . . . .   20,500,000    20,463,448
                                                                    ------------
                                                                      31,699,120
                                                                    ------------

Wells Fargo Financial, Inc. (0.5%)
1.76%, 04/01/03 . . . . . . . . . . . . . . . . . . .   15,000,000    14,934,000
                                                                    ------------
                                                                      66,617,453
                                                                    ------------

DIVERSIFIED FINANCE (2.9%)

General Electric Capital Corp. (0.5%)
1.75%, 03/03/03 . . . . . . . . . . . . . . . . . . .    5,000,000     4,985,174
1.31%, 03/12/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,974,527
                                                                    ------------
                                                                      14,959,701
                                                                    ------------

General Electric Financial Assurance Corp. (c) (2.4%)
1.73%, 01/10/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,995,675
1.79%, 01/24/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,988,564
1.37%, 02/20/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,980,972
1.60%, 02/27/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,974,667
1.34%, 02/28/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,978,411
1.35%, 04/09/03 . . . . . . . . . . . . . . . . . . .   15,000,000    14,944,875
                                                                    ------------
                                                                      64,863,164
                                                                    ------------
                                                                      79,822,865
                                                                    ------------

FINANCIAL SERVICES (0.8%)

Private Export Funding Corp. (c) (0.8%)
1.75%, 01/15/03 . . . . . . . . . . . . . . . . . . .   10,000,000     9,993,194
1.36%, 05/01/03 . . . . . . . . . . . . . . . . . . .   11,000,000    10,950,134
                                                                    ------------
                                                                      20,943,328
                                                                    ------------

HEAVY EQUIPMENT FINANCE (0.9%)

Caterpillar Financial Services Ltd. (0.9%)
1.32%, 03/26/03 . . . . . . . . . . . . . . . . . . .   25,000,000    24,923,000
                                                                    ------------

                                        18
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         GARTMORE GVIT MONEY MARKET FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                           PRINCIPAL       VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

INSURANCE (3.4%)

New York Life Capital Corp. (c) (3.4%)
1.72%, 01/10/03. . . . . . . . . . . . . . .  $71,000,000  $   70,969,470
1.78%, 01/27/03. . . . . . . . . . . . . . .    8,285,000       8,274,349
1.53%, 02/10/03. . . . . . . . . . . . . . .   15,000,000      14,974,500
                                                           --------------
                                                               94,218,319
                                                           --------------

MULTIMEDIA (0.2%)

Gannett Co. (c) (0.2%)
1.32%, 01/13/03. . . . . . . . . . . . . . .    5,000,000       4,997,800
                                                           --------------

OIL & GAS (2.2%)

CHEVRON U.K. INVESTMENT PLC (C) (2.2%)
1.71%, 01/10/03. . . . . . . . . . . . . . .   10,000,000       9,995,725
1.76%, 01/15/03. . . . . . . . . . . . . . .   11,000,000      10,992,471
1.34%, 03/07/03. . . . . . . . . . . . . . .   20,000,000      19,951,612
1.33%, 05/02/03. . . . . . . . . . . . . . .   20,000,000      19,910,594
                                                           --------------
                                                               60,850,402
                                                           --------------

TELECOMMUNICATIONS (0.2%)

BELLSOUTH CORP. (C) (0.2%)
1.50%, 01/09/03. . . . . . . . . . . . . . .    6,674,000       6,671,775
                                                           --------------

TOBACCO (3.6%)

Philip Morris Co., Inc. (3.6%)
1.35%, 02/26/03. . . . . . . . . . . . . . .   35,000,000      34,926,500
1.28%, 03/04/03. . . . . . . . . . . . . . .   15,000,000      14,966,933
1.31%, 03/05/03. . . . . . . . . . . . . . .   40,000,000      39,908,300
1.30%, 03/25/03. . . . . . . . . . . . . . .   10,000,000       9,970,028
                                                           --------------
                                                               99,771,761
                                                           --------------

TOTAL COMMERCIAL PAPER                                      1,296,812,020
                                                           --------------

ASSET BACKED COMMERCIAL PAPER (35.5%)

ASSET BACKED (14.2%)

Giro Funding Corp. (c) (3.3%)
1.37%, 01/10/03. . . . . . . . . . . . . . .    1,000,000         999,658
1.79%, 01/27/03. . . . . . . . . . . . . . .   24,383,000      24,351,477
1.34%, 02/07/03. . . . . . . . . . . . . . .   11,453,000      11,437,227
1.33%, 02/10/03. . . . . . . . . . . . . . .   20,000,000      19,970,444
1.40%, 02/11/03. . . . . . . . . . . . . . .    2,000,000       1,996,811
1.35%, 02/12/03. . . . . . . . . . . . . . .   13,373,000      13,351,938
1.35%, 02/25/03. . . . . . . . . . . . . . .   19,477,000      19,436,829
                                                           --------------
                                                               91,544,384
                                                           --------------

Greyhawk Funding LLC (c) (2.4%)
1.75%, 01/15/03. . . . . . . . . . . . . . .   65,000,000      64,955,764
                                                           --------------

Sigma Finance, Inc. (c) (2.7%)
1.72%, 01/13/03. . . . . . . . . . . . . . .   25,000,000      24,985,667
1.79%, 01/23/03. . . . . . . . . . . . . . .   30,000,000      29,967,336
1.35%, 03/03/03. . . . . . . . . . . . . . .   20,000,000      19,954,250
                                                           --------------
                                                               74,907,253
                                                           --------------

Three Pillars Funding (c) (2.6%)
1.40%, 01/06/03. . . . . . . . . . . . . . .   11,141,000      11,138,834
1.40%, 01/13/03. . . . . . . . . . . . . . .   31,354,000      31,339,259
1.42%, 01/14/03. . . . . . . . . . . . . . .    1,318,000       1,317,324
1.78%, 01/17/03. . . . . . . . . . . . . . .    3,272,000       3,269,530
1.38%, 02/03/03. . . . . . . . . . . . . . .   17,000,000      16,978,495
1.39%, 02/27/03. . . . . . . . . . . . . . .    8,000,000       7,982,393
                                                           --------------
                                                               72,025,835
                                                           --------------

Trident Capital Finance (c) (3.2%)
1.35%, 01/07/03. . . . . . . . . . . . . . .   50,000,000      49,988,750
1.36%, 01/14/03. . . . . . . . . . . . . . .   22,643,000      22,631,880
1.40%, 01/15/03. . . . . . . . . . . . . . .   14,780,000      14,771,953
                                                           --------------
                                                               87,392,583
                                                           --------------
                                                              390,825,819
                                                           --------------

AUTO RECEIVABLES (6.7%)

FCAR Owner Trust I (3.1%)
1.35%, 02/20/03. . . . . . . . . . . . . . .   35,000,000      34,934,374
1.35%, 03/04/03. . . . . . . . . . . . . . .    1,920,000       1,915,536
1.34%, 03/20/03. . . . . . . . . . . . . . .   23,500,000      23,431,772
1.32%, 04/24/03. . . . . . . . . . . . . . .   25,000,000      24,896,417
                                                           --------------
                                                               85,178,099
                                                           --------------

NEW CENTER ASSET TRUST (3.6%)
1.34%, 02/10/03. . . . . . . . . . . . . . .   40,000,000      39,940,444
1.34%, 02/11/03. . . . . . . . . . . . . . .   20,000,000      19,969,478
1.35%, 02/13/03. . . . . . . . . . . . . . .   25,000,000      24,959,688
1.37%, 03/04/03. . . . . . . . . . . . . . .   15,000,000      14,964,608
                                                           --------------
                                                               99,834,218
                                                           --------------
                                                              185,012,317
                                                           --------------

TRADE AND TERM RECEIVABLES (14.6%)

Delaware Funding Corp. (c) (2.7%)
1.72%, 01/13/03. . . . . . . . . . . . . . .   30,000,000      29,982,800
1.80%, 01/14/03. . . . . . . . . . . . . . .   19,528,000      19,515,307
1.36%, 01/17/03. . . . . . . . . . . . . . .   25,000,000      24,984,889
                                                           --------------
                                                               74,482,996
                                                           --------------

Falcon Asset Securitization Corp. (c) (1.0%)
1.77%, 01/03/03. . . . . . . . . . . . . . .   22,445,000      22,442,793
1.56%, 01/06/03. . . . . . . . . . . . . . .    2,007,000       2,006,565
1.36%, 01/15/03. . . . . . . . . . . . . . .    4,517,000       4,514,611
                                                           --------------
                                                               28,963,969
                                                           --------------

Golden Funding Corp. (2.5%)
1.82%, 01/24/03. . . . . . . . . . . . . . .   20,000,000      19,976,744
1.36%, 02/13/03. . . . . . . . . . . . . . .   10,000,000       9,983,756
1.70%, 02/26/03. . . . . . . . . . . . . . .   15,444,000      15,403,159
1.57%, 03/17/03. . . . . . . . . . . . . . .   10,609,000      10,574,300
1.35%, 04/22/03. . . . . . . . . . . . . . .   13,536,000      13,479,656
                                                           --------------
                                                               69,417,615
                                                           --------------

Kitty Hawk Funding Corp. (c) (2.0%)
1.36%, 01/14/03. . . . . . . . . . . . . . .   25,037,000      25,024,704
1.36%, 01/15/03. . . . . . . . . . . . . . .    4,486,000       4,483,627
1.35%, 01/31/03. . . . . . . . . . . . . . .   25,000,000      24,971,875
                                                           --------------
                                                               54,480,206
                                                           --------------

Old Line Funding Corp. (c) (1.9%)
1.41%, 01/03/03. . . . . . . . . . . . . . .    6,647,000       6,646,479
1.78%, 02/05/03. . . . . . . . . . . . . . .   15,682,000      15,654,861
1.78%, 02/06/03. . . . . . . . . . . . . . .   10,000,000       9,982,200
1.36%, 02/10/03. . . . . . . . . . . . . . .   19,194,000      19,164,996
                                                           --------------
                                                               51,448,536
                                                           --------------

Preferred Receivables Funding Co. (c) (2.6%)
1.35%, 01/13/03. . . . . . . . . . . . . . .   40,000,000      39,982,000
1.37%, 01/24/03. . . . . . . . . . . . . . .   20,000,000      19,982,494
1.35%, 02/03/03. . . . . . . . . . . . . . .   15,000,000      14,981,438
                                                           --------------
                                                               74,945,932
                                                           --------------

                                        19
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         GARTMORE GVIT MONEY MARKET FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                                      PRINCIPAL        VALUE
--------------------------------------------------------------------------------

ASSET BACKED COMMERCIAL PAPER (CONTINUED)

TRADE AND TERM RECEIVABLES (CONTINUED)

Three Rivers Funding Corp. (c) (1.4%)
1.60%, 01/09/03 . . . . . . . . . . . . . . . . . . . .  $ 2,664,000  $    2,663,053
1.40%, 01/21/03 . . . . . . . . . . . . . . . . . . . .   35,000,000      34,972,778
                                                                      ---------------
                                                                          37,635,831
                                                                      ---------------

Variable Funding Capital Corp. (c) (0.5%)
1.40%, 01/14/03 . . . . . . . . . . . . . . . . . . . .   12,670,000      12,663,595
                                                                      ---------------
                                                                         404,038,680
                                                                      ---------------

TOTAL ASSET BACKED COMMERCIAL PAPER                                      979,876,816
                                                                      ---------------

U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (8.3%)

Federal Home Loan Bank (2.9%)
2.13%, 01/29/03 . . . . . . . . . . . . . . . . . . . .    4,000,000       3,993,373
2.14%, 01/30/03 . . . . . . . . . . . . . . . . . . . .   18,371,000      18,339,404
2.23%, 04/07/03 . . . . . . . . . . . . . . . . . . . .   12,803,000      12,726,865
2.35%, 04/24/03 . . . . . . . . . . . . . . . . . . . .   20,000,000      19,852,472
1.60%, 01/16/04 . . . . . . . . . . . . . . . . . . . .   25,000,000      25,000,001
                                                                      ---------------
                                                                          79,912,115
                                                                      ---------------

Federal Home Loan Mortgage Corporation (2.2%)
2.14%, 01/30/03 . . . . . . . . . . . . . . . . . . . .   30,000,000      29,948,405
2.36%, 04/24/03 . . . . . . . . . . . . . . . . . . . .   12,000,000      11,911,295
1.93%, 05/22/03 . . . . . . . . . . . . . . . . . . . .   20,000,000      19,849,208
                                                                      ---------------
                                                                          61,708,908
                                                                      ---------------

Federal National Mortgage Association (3.2%)
2.27%, 02/07/03 . . . . . . . . . . . . . . . . . . . .   10,000,000       9,976,721
2.10%, 05/30/03 . . . . . . . . . . . . . . . . . . . .   65,500,000      64,943,029
2.03%, 06/27/03 . . . . . . . . . . . . . . . . . . . .   12,000,000      11,880,230
                                                                      ---------------
                                                                          86,799,980
                                                                      ---------------

TOTAL U.S. GOVERNMENT
SPONSORED AND AGENCY OBLIGATIONS                                         228,421,003
                                                                      ---------------

FLOATING RATE NOTES (B) (5.3%)

ASSET BACKED (2.2%)
CC USA INC (c) (1.3%)
1.39%, 11/20/03 . . . . . . . . . . . . . . . . . . . .   35,000,000      35,000,000
                                                                      ---------------

Sigma Finance, Inc. (c) (0.9%)
1.38%, 05/27/03 . . . . . . . . . . . . . . . . . . . .   25,000,000      24,998,983
                                                                      ---------------
                                                                          59,998,983
                                                                      ---------------

BANKS - DOMESTIC (0.5%)

Wells Fargo Financial, Inc. (0.5%)
1.42%, 01/02/08 . . . . . . . . . . . . . . . . . . . .   15,000,000      15,000,000
                                                                      ---------------

BANKS - FOREIGN (0.7%)

HBOS Treasury Services (0.7%)
1.61%, 11/20/03 . . . . . . . . . . . . . . . . . . . .   20,000,000      20,000,000
                                                                      ---------------

BROKER/DEALERS (0.9%)

Morgan Stanley Dean Witter & Co. (0.9%)
1.33%, 05/15/03 . . . . . . . . . . . . . . . . . . . .   25,000,000      25,000,000
                                                                      ---------------

FINANCIAL SERVICES - DIVERSIFIED (1.0%)

General Electric Capital Corp. (1.0%)
1.45%, 12/17/03 . . . . . . . . . . . . . . . . . . . .    7,000,000       7,000,000
1.46%, 07/09/07 . . . . . . . . . . . . . . . . . . . .   20,000,000      20,000,000
                                                                      ---------------
                                                                          27,000,000
                                                                      ---------------

TOTAL FLOATING RATE NOTES                                                146,998,983
                                                                      ---------------

YANKEE CERTIFICATES OF DEPOSIT (3.5%)

BANKS - FOREIGN (3.5%)

Barclays US Funding Corp. (0.9%)
2.10%, 07/14/03 . . . . . . . . . . . . . . . . . . . .   25,000,000      25,000,000
Svenska Handelsbank, Inc. (1.4%)
1.32%, 02/10/03 . . . . . . . . . . . . . . . . . . . .   40,000,000      40,000,000
Westdeutsche Landesbank Giro (c) (1.2%)
2.09%, 03/10/03 . . . . . . . . . . . . . . . . . . . .   10,000,000      10,000,000
2.56%, 05/16/03 . . . . . . . . . . . . . . . . . . . .   10,000,000      10,000,000
2.05%, 07/11/03 . . . . . . . . . . . . . . . . . . . .   12,000,000      12,000,000
                                                                      ---------------
                                                                          32,000,000
                                                                      ---------------

TOTAL YANKEE CERTIFICATES OF DEPOSIT                                      97,000,000
                                                                      ---------------

TAXABLE MUNICIPAL BONDS (0.6%)

ELECTRIC UTILITY (0.6%)

South Carolina Public Service Authority (0.6%)
1.40%, 01/13/03 . . . . . . . . . . . . . . . . . . . .    8,448,000       8,444,058
1.39%, 02/07/03 . . . . . . . . . . . . . . . . . . . .    7,300,000       7,289,571
                                                                      ---------------
                                                                          15,733,629
                                                                      ---------------

TOTAL TAXABLE MUNICIPAL BONDS                                             15,733,629
                                                                      ---------------

TOTAL INVESTMENTS
(COST $2,764,842,451) (A) - 100.1%                                     2,764,842,451

LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.1)%                                                  (3,110,012)
                                                                      ---------------

NET ASSETS - 100.0%                                                   $2,761,732,439
                                                                      ---------------
                                                                      ---------------

--------------------------------------------------------------------------------

(a)  Cost  for federal income tax and financial reporting purposes are the same.
(b) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2002. The maturity date represents the next reset date for the security.
(c) Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
See  notes  to  financial  statements.

                                        20
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT MONEY MARKET FUND II
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                                   PRINCIPAL       VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER (81.2%)

BANKS - DOMESTIC (7.1%)

State Street Corp. (3.9%)
1.22%, 01/02/03 . . . . . . . . . . . . . . . . . . .  $4,300,000  $  4,299,854
Wells Fargo & Co. (3.2%)
1.26%, 01/03/03 . . . . . . . . . . . . . . . . . . .   3,500,000     3,499,755
                                                                   -------------
                                                                      7,799,609
                                                                   -------------

BANKS - FOREIGN (7.8%)

National Australia Funding (DE) (3.9%)
1.25%, 01/03/03 . . . . . . . . . . . . . . . . . . .   1,000,000       999,931
1.20%, 01/07/03 . . . . . . . . . . . . . . . . . . .   3,300,000     3,299,340
                                                                   -------------
                                                                      4,299,271
                                                                   -------------

UBS Finance (DE) LLC (3.9%)
1.20%, 01/02/03 . . . . . . . . . . . . . . . . . . .   4,300,000     4,299,856
                                                                   -------------
                                                                      8,599,127
                                                                   -------------

BREWERY (3.9%)

Anheuser-Busch Companies, Inc. (b) (3.9%)
1.15%, 01/02/03 . . . . . . . . . . . . . . . . . . .   1,900,000     1,899,939
1.27%, 01/10/03 . . . . . . . . . . . . . . . . . . .   2,400,000     2,399,238
                                                                   -------------
                                                                      4,299,177
                                                                   -------------

BROKER/DEALERS (3.2%)

Salomon Smith Barney Holdings, Inc. (3.2%)
1.38%, 01/02/03 . . . . . . . . . . . . . . . . . . .   3,500,000     3,499,866
                                                                   -------------

DATA SERVICES (3.2%)

First Data Corp. (3.2%)
1.27%, 01/07/03 . . . . . . . . . . . . . . . . . . .   3,500,000     3,499,259
                                                                   -------------

FINANCE (3.2%)

Prudential Funding LLC (3.2%)
1.25%, 01/07/03 . . . . . . . . . . . . . . . . . . .   3,500,000     3,499,271
                                                                   -------------

FINANCE - AUTO (3.2%)

Toyota Motor Credit Corp. (b) (3.2%)
1.28%, 01/07/03 . . . . . . . . . . . . . . . . . . .   3,500,000     3,499,253
                                                                   -------------

FINANCE - CONSUMER SALES (10.2%)

American Express Credit Corp. (3.8%)
1.18%, 01/02/03 . . . . . . . . . . . . . . . . . . .   4,300,000     4,299,859
                                                                   -------------

American General Finance Corp. (3.2%)
1.27%, 01/02/03 . . . . . . . . . . . . . . . . . . .   3,500,000     3,499,877
                                                                   -------------

Harley-Davidson Funding Corp. (b) (3.2%)
1.30%, 01/08/03 . . . . . . . . . . . . . . . . . . .   3,500,000     3,499,115
                                                                   -------------
                                                                     11,298,851
                                                                   -------------

FINANCE - DIVERSIFIED (3.9%)

General Electric Capital Corp. (3.9%)
1.18%, 01/02/03 . . . . . . . . . . . . . . . . . . .   4,300,000     4,299,859
                                                                   -------------

HEAVY EQUIPMENT FINANCE (3.9%)

Cargill, Inc. (b) (3.9%)
1.20%, 01/02/03 . . . . . . . . . . . . . . . . . . .   4,300,000     4,299,857
                                                                   -------------

INSURANCE (7.1%)

Allstate Corp. (b) (3.9%)
1.20%, 01/02/03 . . . . . . . . . . . . . . . . . . .   4,300,000     4,299,857
                                                                   -------------

Marsh & McLennan Co. (b) (3.2%)
1.33%, 01/06/03 . . . . . . . . . . . . . . . . . . .   3,500,000     3,499,353
                                                                   -------------
                                                                      7,799,210
                                                                   -------------

PACKAGING/CONTAINERS (3.9%)

Bemis Co., Inc. (b) (3.9%)
1.20%, 01/02/03 . . . . . . . . . . . . . . . . . . .   4,300,000     4,299,857
                                                                   -------------

PHARMACEUTICAL/PERSONAL CARE (10.3%)

Abbott Laboratories (b) (3.9%)
1.17%, 01/02/03 . . . . . . . . . . . . . . . . . . .   2,800,000     2,799,909
1.33%, 01/07/03 . . . . . . . . . . . . . . . . . . .   1,500,000     1,499,668
                                                                   -------------
                                                                      4,299,577
                                                                   -------------

Gillette Co. (The) (b) (3.8%)
1.20%, 01/02/03 . . . . . . . . . . . . . . . . . . .   4,300,000     4,299,856
                                                                   -------------

Pfizer, Inc. (b) (2.6%)
1.20%, 01/02/03 . . . . . . . . . . . . . . . . . . .   2,827,000     2,826,906
                                                                   -------------
                                                                     11,426,339
                                                                   -------------

REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED (3.9%)

Ventures Business Trust (b) (3.9%)
1.27%, 01/02/03 . . . . . . . . . . . . . . . . . . .   4,300,000     4,299,848
                                                                   -------------

TELECOMMUNICATIONS (3.2%)

BellSouth Corp. (b) (3.2%)
1.33%, 01/03/03 . . . . . . . . . . . . . . . . . . .   3,500,000     3,499,741
                                                                   -------------

TOBACCO (3.2%)

Philip Morris Co., Inc. (3.2%)
1.30%, 01/08/03 . . . . . . . . . . . . . . . . . . .   3,500,000     3,499,115
                                                                   -------------

TOTAL COMMERCIAL PAPER                                               89,418,239
                                                                   -------------

ASSET-BACKED SECURITIES (12.5%)

AUTO RECEIVABLES (3.9%)

New Center Asset Trust (3.9%)
1.25%, 01/02/03 . . . . . . . . . . . . . . . . . . .     800,000       799,972
1.38%, 01/02/03 . . . . . . . . . . . . . . . . . . .   3,500,000     3,499,866
                                                                   -------------
                                                                      4,299,838
                                                                   -------------

SECURITIES (2.4%)

Three Pillars Funding Corp. (b) (2.4%)
1.40%, 01/09/03 . . . . . . . . . . . . . . . . . . .   2,677,000     2,676,167
                                                                   -------------

TERM & TRADE RECEIVABLES (6.2%)

Old Line Funding Corp. (b) (3.2%)
1.38%, 01/08/03 . . . . . . . . . . . . . . . . . . .   3,500,000     3,499,062
Preferred Receivables Funding Co. (b) (3.0%)
1.40%, 01/07/03 . . . . . . . . . . . . . . . . . . .   3,268,000     3,267,237
                                                                   -------------
                                                                      6,766,299
                                                                   -------------

TOTAL ASSET-BACKED SECURITIES                                        13,742,304
                                                                   -------------

U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (6.4%)

Federal Home Loan Bank (3.2%)
1.23%, 01/03/03 . . . . . . . . . . . . . . . . . . .   3,500,000     3,499,761
Federal National Mortgage Association (3.2%)
1.25%, 01/07/03 . . . . . . . . . . . . . . . . . . .   3,500,000     3,499,271
                                                                   -------------

TOTAL U.S. GOVERNMENT
SPONSORED & AGENCY OBLIGATIONS                                        6,999,032
                                                                   -------------

TOTAL INVESTMENTS
(COST $110,159,575) (A) - 100.1%                                    110,159,575

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                         (118,377)
                                                                   -------------

NET ASSETS - 100.0%                                                $110,041,198
                                                                   -------------

--------------------------------------------------------------------------------

(a)  Cost  for  federal income tax and financial reporting puposes are the same.
(b) Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
See  notes  to  financial  statements.

                                        21
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                         SHARES    VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (60.3%)

AEROSPACE/DEFENSE (0.8%)
Boeing Co.. . . . . . . . . . . . . . . . .   9,400  $  310,106
General Dynamics Corp.. . . . . . . . . . .     300      23,811
Honeywell International, Inc. . . . . . . .   9,100     218,400
Lockheed Martin Corp. . . . . . . . . . . .   6,300     363,825
Northrop Grumman Corp.. . . . . . . . . . .   2,000     194,000
                                                     ----------
                                                      1,110,142
                                                     ----------

AGRICULTURAL OPERATIONS (0.1%)
Monsanto Co.. . . . . . . . . . . . . . . .  10,200     196,350
                                                     ----------

APPAREL (0.1%)
Nike, Inc. Class B. . . . . . . . . . . . .   4,100     182,327
                                                     ----------

AUTO PARTS & EQUIPMENT (0.1%)
Delphi Automotive Systems Corp. . . . . . .   5,500      44,275
Lear Corp. (b). . . . . . . . . . . . . . .   4,500     149,760
                                                     ----------
                                                        194,035
                                                     ----------

AUTOMOBILES (0.5%)
Ford Motor Co.. . . . . . . . . . . . . . .  23,900     222,270
General Motors Corp.. . . . . . . . . . . .  10,200     375,972
PACCAR, Inc.. . . . . . . . . . . . . . . .   2,300     106,099
                                                     ----------
                                                        704,341
                                                     ----------

BIOTECHNOLOGY (0.0%)
Human Genome Sciences, Inc. (b) . . . . . .   7,900      69,599
                                                     ----------

BROADCAST MEDIA/CABLE TELEVISION (1.7%)
AOL Time Warner, Inc. (b) . . . . . . . . .  43,400     568,540
Clear Channel Communications, Inc. (b). . .   2,100      78,309
Comcast Corp. Class A (b) . . . . . . . . .  12,600     296,982
Comcast Corp. Special Class A (b) . . . . .  13,900     314,001
Cox Communications, Inc. Class A (b). . . .     100       2,840
Fox Entertainment Group, Inc. (b) . . . . .   2,100      54,453
Liberty Media Corp. (b) . . . . . . . . . .  10,000      89,400
Viacom, Inc. Class B (b). . . . . . . . . .  28,300   1,153,508
                                                     ----------
                                                      2,558,033
                                                     ----------

BUSINESS & CONSUMER SERVICES (0.3%)
eBay, Inc. (b). . . . . . . . . . . . . . .   5,800     393,356
FedEx Corp. . . . . . . . . . . . . . . . .   2,100     113,862
                                                     ----------
                                                        507,218
                                                     ----------

BUSINESS SERVICES (0.3%)
Cendant Corp. (b) . . . . . . . . . . . . .  19,200     201,216
Cintas Corp.. . . . . . . . . . . . . . . .   1,800      82,350
Pitney Bowes, Inc.. . . . . . . . . . . . .   2,700      88,182
                                                     ----------
                                                        371,748
                                                     ----------

CHEMICALS/DIVERSIFIED (0.8%)
Air Products & Chemicals, Inc.. . . . . . .   7,000     299,250
Dow Chemical Co.. . . . . . . . . . . . . .   4,500     133,650
Eastman Chemical Co.. . . . . . . . . . . .   5,200     191,204
Lyondell Chemical Co. . . . . . . . . . . .   3,900      49,296
PPG Industries, Inc.. . . . . . . . . . . .   8,100     406,215
Praxair, Inc. . . . . . . . . . . . . . . .   2,200     127,094
Rohm & Haas Co. . . . . . . . . . . . . . .     100       3,248
                                                     ----------
                                                      1,209,957
                                                     ----------

COMMERCIAL SERVICES (0.1%)
Paychex, Inc. . . . . . . . . . . . . . . .   2,700      75,330
                                                     ----------

COMMUNICATION EQUIPMENT (0.4%)
Lucent Technologies, Inc. (b) . . . . . . .  77,000      97,020
Motorola, Inc.. . . . . . . . . . . . . . .  46,900     405,685
QUALCOMM, Inc. (b). . . . . . . . . . . . .   3,600     131,004
                                                     ----------
                                                        633,709
                                                     ----------

COMPUTER EQUIPMENT (2.2%)
Dell Computer Corp. (b) . . . . . . . . . .  29,700     794,178
Hewlett-Packard Co. . . . . . . . . . . . .  51,900     900,984
International Business Machines Corp. . . .  19,300   1,495,750
Lexmark International, Inc. (b) . . . . . .   1,000      60,500
Network Appliance, Inc. (b) . . . . . . . .     600       6,000
                                                     ----------
                                                      3,257,412
                                                     ----------

COMPUTER SOFTWARE & SERVICES (4.3%)
Automatic Data Processing, Inc. . . . . . .  15,300     600,525
Cisco Systems, Inc. (b) . . . . . . . . . .  92,300   1,209,130
Computer Sciences Corp. (b) . . . . . . . .   4,100     141,245
First Data Corp.. . . . . . . . . . . . . .   5,400     191,214
Microsoft Corp. (b) . . . . . . . . . . . .  68,000   3,515,600
NCR Corp. (b) . . . . . . . . . . . . . . .  10,000     237,400
Oracle Corp. (b). . . . . . . . . . . . . .  41,100     443,880
Rational Software Corp. (b) . . . . . . . .   2,000      20,780
Siebel Systems, Inc. (b). . . . . . . . . .   2,600      19,448
Symantec Corp. (b). . . . . . . . . . . . .     300      12,153
                                                     ----------
                                                      6,391,375
                                                     ----------

CONGLOMERATES (1.2%)
Johnson Controls, Inc.. . . . . . . . . . .   1,300     104,221
Tyco International Ltd. . . . . . . . . . .  53,300     910,364
United Technologies Corp. . . . . . . . . .  12,700     786,638
                                                     ----------
                                                      1,801,223
                                                     ----------

CONSTRUCTION & BUILDING MATERIALS (0.2%)
Masco Corp. . . . . . . . . . . . . . . . .  12,400     261,020
                                                     ----------

CONSTRUCTION MACHINERY (0.1%)
Deere & Co. . . . . . . . . . . . . . . . .   1,700      77,945
                                                     ----------

CONSULTING SERVICES (0.0%)
Bearingpoint, Inc. (b). . . . . . . . . . .   2,700      18,630
                                                     ----------

CONSUMER/NON-CYCLICAL (0.7%)
Colgate-Palmolive Co. . . . . . . . . . . .   2,900     152,047
Gillette Co.. . . . . . . . . . . . . . . .  24,400     740,784
Kimberly-Clark Corp.. . . . . . . . . . . .   4,100     194,627
                                                     ----------
                                                      1,087,458
                                                     ----------

CONSUMER DURABLE (0.1%)
Black & Decker Corp.. . . . . . . . . . . .     900      38,601
Danaher Corp. . . . . . . . . . . . . . . .     600      39,420
Fortune Brands, Inc.. . . . . . . . . . . .   1,400      65,114
                                                     ----------
                                                        143,135
                                                     ----------

CONSUMER PRODUCTS (1.3%)
Procter & Gamble Co.. . . . . . . . . . . .  22,900   1,968,026
                                                     ----------

CONTAINERS (0.0%)
Smurfit-Stone Container Corp. (b) . . . . .   1,600      24,626
                                                     ----------

DIVERSIFIED MANUFACTURING OPERATIONS (0.3%)
Cooper Industries Ltd. Class A. . . . . . .     700      25,515
Ingersoll-Rand Co.. . . . . . . . . . . . .   6,500     279,890
SPX Corp. (b) . . . . . . . . . . . . . . .   2,900     108,605
                                                     ----------
                                                        414,010
                                                     ----------

                                        22
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                    SHARES     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

DRUGS (6.4%)
Abbott Laboratories. . . . . . . . . .   26,400  $1,056,000
Amgen, Inc. (b). . . . . . . . . . . .   19,300     932,962
Bristol-Myers Squibb Co. . . . . . . .   30,900     715,335
Eli Lilly & Co.. . . . . . . . . . . .   10,000     635,000
Forest Laboratories, Inc. (b). . . . .    3,600     353,592
Johnson & Johnson, Inc.. . . . . . . .   25,100   1,348,121
Merck & Co., Inc.. . . . . . . . . . .   14,500     820,845
Pfizer, Inc. . . . . . . . . . . . . .   59,100   1,806,686
Pharmacia & Upjohn, Inc. . . . . . . .   29,700   1,241,460
Schering-Plough Corp.. . . . . . . . .   11,400     253,080
Vertex Pharmaceuticals, Inc. (b) . . .    2,700      42,795
                                                 ----------
                                                  9,205,876
                                                 ----------

ELECTRICAL EQUIPMENT (2.0%)
Eaton Corp.. . . . . . . . . . . . . .    1,000      78,110
General Electric Co. . . . . . . . . .  110,800   2,697,980
Grainger (W.W.), Inc.. . . . . . . . .      900      46,395
Rockwell International Corp. . . . . .    6,000     124,260
Teradyne, Inc. (b) . . . . . . . . . .      200       2,602
                                                 ----------
                                                  2,949,347
                                                 ----------

ELECTRICAL SERVICES (1.7%)
Ameren Corp. . . . . . . . . . . . . .    1,900      78,983
American Electric Power Co., Inc.. . .    5,500     150,315
Centerpoint Energy, Inc. . . . . . . .   14,300     121,550
Consolidated Edison, Inc.. . . . . . .    2,300      98,486
Constellation Energy Group, Inc. . . .    7,400     205,868
Dominion Resources, Inc. . . . . . . .    3,400     186,660
DTE Energy Co. . . . . . . . . . . . .    5,800     269,120
Edison International (b) . . . . . . .   10,900     129,165
Pepco Holdings, Inc. . . . . . . . . .    4,700      91,133
PG&E Corp. (b) . . . . . . . . . . . .   20,200     280,780
Pinnacle West Capital Corp.. . . . . .    5,300     180,677
PPL Corp.. . . . . . . . . . . . . . .      400      13,872
Progress Energy, Inc.. . . . . . . . .    5,400     234,090
Public Service Enterprise Group, Inc..    4,700     150,870
Xcel Energy, Inc.. . . . . . . . . . .   22,600     248,600
                                                 ----------
                                                  2,440,169
                                                 ----------

ENTERTAINMENT SOFTWARE (0.1%)
Electronic Arts, Inc. (b). . . . . . .    4,000     199,080
                                                 ----------

FINANCIAL (5.8%)
American Express Co. . . . . . . . . .    6,300     222,705
Cit Group, Inc.. . . . . . . . . . . .   11,700     229,320
Citigroup, Inc.. . . . . . . . . . . .   77,500   2,727,225
Countrywide Credit Industries, Inc.. .   15,200     785,080
E*TRADE Group, Inc. (b). . . . . . . .   22,800     110,808
Fannie Mae . . . . . . . . . . . . . .    9,400     604,702
Freddie Mac. . . . . . . . . . . . . .   15,300     903,465
Golden West Financial Corp.. . . . . .    1,800     129,258
Goldman Sachs Group, Inc.. . . . . . .    4,900     333,690
Household International, Inc.. . . . .    6,800     189,108
John Hancock Financial Services, Inc..      600      16,740
Labranche & Co., Inc. (b). . . . . . .    2,300      61,272
MBNA Corp. . . . . . . . . . . . . . .    5,700     108,414
Mellon Financial Corp. . . . . . . . .   10,700     279,377
Merrill Lynch & Co., Inc.. . . . . . .    2,400      91,080
Morgan Stanley . . . . . . . . . . . .    8,900     355,288
Schwab (Charles) Corp. . . . . . . . .   50,600     549,010
Washington Mutual, Inc.. . . . . . . .   18,400     635,352
                                                 ----------
                                                  8,331,894
                                                 ----------

FINANCIAL/BANKS (3.4%)
Bank of America Corp.. . . . . . . . .    3,000     208,710
Bank One Corp. . . . . . . . . . . . .   25,200     921,060
Capital One Financial Corp.. . . . . .   17,500     520,100
Compass Bancshares, Inc. . . . . . . .    4,000     125,080
FirstMerit Corp. . . . . . . . . . . .    1,200      25,992
FleetBoston Financial Corp.. . . . . .   29,500     716,850
GreenPoint Financial Corp. . . . . . .    4,900     221,382
Hibernia Corp. . . . . . . . . . . . .    4,000      77,040
Marshall & Ilsley Corp.. . . . . . . .    6,000     164,280
North Fork Bancorp, Inc. . . . . . . .      900      30,366
PNC Financial Services Group . . . . .    8,600     360,340
SunTrust Banks, Inc. . . . . . . . . .    8,500     483,820
TCF Financial Corp.. . . . . . . . . .    1,400      61,166
U.S. Bancorp . . . . . . . . . . . . .   52,400   1,111,928
Wells Fargo Co.. . . . . . . . . . . .      700      32,809
                                                 ----------
                                                  5,060,923
                                                 ----------

FOOD & BEVERAGE (2.3%)
Archer-Daniels-Midland Co. . . . . . .    6,200      76,880
Del Monte Foods Co. (b). . . . . . . .    2,902      22,352
Heinz (H.J.) Co. . . . . . . . . . . .    6,100     200,507
Kellogg Co.. . . . . . . . . . . . . .    7,000     239,890
Kraft Foods, Inc.. . . . . . . . . . .    9,600     373,728
PepsiCo, Inc.. . . . . . . . . . . . .    9,200     388,424
SYSCO Corp.. . . . . . . . . . . . . .    7,500     223,425
The Coca-Cola Co.. . . . . . . . . . .   42,100   1,844,822
                                                 ----------
                                                  3,370,028
                                                 ----------

HEALTHCARE (2.5%)
Baxter International, Inc. . . . . . .   10,700     299,600
Becton, Dickinson & Co.. . . . . . . .    9,800     300,762
Biomet, Inc. . . . . . . . . . . . . .    2,200      63,052
Boston Scientific Corp. (b). . . . . .    2,900     123,308
C.R. Bard, Inc.. . . . . . . . . . . .      900      52,200
Cardinal Health, Inc.. . . . . . . . .    4,600     272,274
Gilead Sciences, Inc. (b). . . . . . .      300      10,200
Guidant Corp. (b). . . . . . . . . . .    2,300      70,955
HCA-The Healthcare Co. . . . . . . . .   10,000     415,000
McKesson Corp. . . . . . . . . . . . .    2,100      56,763
MedImmune, Inc. (b). . . . . . . . . .   10,400     282,568
Medtronic, Inc.. . . . . . . . . . . .   10,200     465,120
St. Jude Medical, Inc. (b) . . . . . .    8,100     321,732
Stryker Corp.. . . . . . . . . . . . .    1,500     100,680
Tenet Healthcare Corp. (b) . . . . . .    6,500     106,600
WellPoint Health Networks, Inc. (b). .    3,500     249,060
Wyeth. . . . . . . . . . . . . . . . .   13,000     486,200
                                                 ----------
                                                  3,676,074
                                                 ----------

HOTELS/MOTELS (0.2%)
Harrah's Entertainment, Inc. (b) . . .    4,900     194,040
Marriott International, Inc. Class A .    1,200      39,444
                                                 ----------
                                                    233,484
                                                 ----------

INSURANCE (2.7%)
Aetna, Inc.. . . . . . . . . . . . . .    9,700     398,864
AMBAC Financial Group, Inc.. . . . . .    6,500     365,560
American International Group, Inc. . .   19,300   1,116,505
AON Corp.. . . . . . . . . . . . . . .   12,300     232,347
CIGNA Corp.. . . . . . . . . . . . . .    4,800     197,376
Jefferson-Pilot Corp.. . . . . . . . .    1,100      41,921
MBIA, Inc. . . . . . . . . . . . . . .    6,900     302,634
MetLife, Inc.. . . . . . . . . . . . .   11,200     302,848

                                        23
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                    SHARES    VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Protective Life Corp.. . . . . . . . .   1,500  $   41,280
The Allstate Corp. . . . . . . . . . .  18,100     669,519
Torchmark Corp.. . . . . . . . . . . .   3,700     135,161
UnumProvident Corp.. . . . . . . . . .   9,700     170,138
                                                ----------
                                                 3,974,153
                                                ----------

LEISURE & AMUSEMENTS (0.2%)
The Walt Disney Co.. . . . . . . . . .  17,400     283,794
                                                ----------

LEISURE PRODUCTS (0.4%)
Carnival Corp. . . . . . . . . . . . .  16,100     401,695
Hasbro, Inc. . . . . . . . . . . . . .   7,400      85,470
Mattel, Inc. . . . . . . . . . . . . .   8,100     155,115
                                                ----------
                                                   642,280
                                                ----------

METALS & MINING (0.5%)
Alcoa, Inc.. . . . . . . . . . . . . .  26,800     610,504
United States Steel Corp.. . . . . . .   5,300      69,536
                                                ----------
                                                   680,040
                                                ----------

MOTORCYCLE MANUFACTURERS (0.1%)
Harley-Davidson, Inc.. . . . . . . . .   4,600     212,520
                                                ----------

OFFICE EQUIPMENT & SERVICES (0.3%)
3M Co. . . . . . . . . . . . . . . . .   3,700     456,210
                                                ----------

OIL & GAS (3.7%)
Anadarko Petroleum Corp. . . . . . . .  10,500     502,950
Baker Hughes, Inc. . . . . . . . . . .   6,500     209,235
ChevronTexaco Corp.. . . . . . . . . .  11,000     731,280
ConocoPhillips . . . . . . . . . . . .  16,700     808,113
Cooper Cameron Corp. (b) . . . . . . .   6,400     318,848
Devon Energy Corp. . . . . . . . . . .   3,300     151,470
Diamond Offshore Drilling, Inc.. . . .   1,400      30,590
El Paso Corp.. . . . . . . . . . . . .  11,600      80,736
ENSCO International, Inc.. . . . . . .   3,600     106,020
Exxon Mobil Corp.. . . . . . . . . . .  61,000   2,131,340
Rowan Cos., Inc. . . . . . . . . . . .  12,600     286,020
Transocean Sedco Forex, Inc. . . . . .   4,200      97,440
Valero Energy Corp.. . . . . . . . . .     800      29,552
                                                ----------
                                                 5,483,594
                                                ----------

PAPER & FOREST PRODUCTS (0.2%)
Bowater, Inc.. . . . . . . . . . . . .   1,100      46,145
Temple-Inland, Inc.. . . . . . . . . .   4,900     219,569
Weyerhaeuser Co. . . . . . . . . . . .   1,000      49,210
                                                ----------
                                                   314,924
                                                ----------

PHOTOGRAPHIC (0.1%)
Eastman Kodak Co.. . . . . . . . . . .   2,900     101,616
                                                ----------

POLLUTION CONTROL (0.2%)
Waste Management, Inc. . . . . . . . .  13,900     318,588
                                                ----------

PRINTING & PUBLISHING (0.6%)
Gannett Co., Inc.. . . . . . . . . . .   5,000     359,000
The McGraw-Hill Companies, Inc.. . . .   1,800     108,792
Tribune Co.. . . . . . . . . . . . . .   9,600     436,416
                                                ----------
                                                   904,208
                                                ----------

PROPERTY/CASUALTY INSURANCE (0.5%)
Travelers Property Casualty Corp.
Class A (b). . . . . . . . . . . . . .  49,000     717,850
Travelers Property Casualty Corp.
Class B (b). . . . . . . . . . . . . .   3,100      45,415
                                                ----------
                                                   763,265
                                                ----------

RAILROADS (0.3%)
Burlington Northern Santa Fe Corp. . .   5,500     143,055
CSX Corp.. . . . . . . . . . . . . . .   2,500      70,775
Norfolk Southern Corp. . . . . . . . .   4,200      83,958
Union Pacific Corp.. . . . . . . . . .   2,900     173,623
                                                ----------
                                                   471,411
                                                ----------

REAL ESTATE (0.2%)
Apartment Investment & Management Co..     800      29,984
Archstone-Smith Trust. . . . . . . . .   2,100      49,434
Developers Diversified Realty Corp.. .   1,000      21,990
General Growth Properties, Inc.. . . .   1,200      62,400
Highwood Properties, Inc.. . . . . . .     900      19,890
ProLogis . . . . . . . . . . . . . . .   1,300      32,695
Rouse Co.. . . . . . . . . . . . . . .   2,400      76,080
United Dominion Realty Trust, Inc. . .   1,500      24,540
                                                ----------
                                                   317,013
                                                ----------

RESTAURANTS (0.0%)
Wendy's International, Inc.. . . . . .     900      24,363
                                                ----------

RETAIL (4.6%)
Abercrombie & Fitch Co. (b). . . . . .  12,300     251,658
Bed, Bath & Beyond, Inc. (b) . . . . .   5,100     176,103
CVS Corp.. . . . . . . . . . . . . . .  19,100     476,927
Federated Department Stores, Inc. (b).   8,500     244,460
Gap, Inc.. . . . . . . . . . . . . . .   7,700     119,504
Home Depot, Inc. . . . . . . . . . . .  36,800     881,728
Jones Apparel Group, Inc. (b). . . . .   9,700     343,768
Kohl's Corp. (b) . . . . . . . . . . .   9,100     509,145
Lowe's Companies, Inc. . . . . . . . .  11,600     435,000
Pier 1 Imports, Inc. . . . . . . . . .     800      15,144
Sears, Roebuck & Co. . . . . . . . . .   1,200      28,740
Target Corp. . . . . . . . . . . . . .  17,100     513,000
The TJX Companies, Inc.. . . . . . . .   8,200     160,064
Wal-Mart Stores, Inc.. . . . . . . . .  40,600   2,050,706
Walgreen Co. . . . . . . . . . . . . .   7,000     204,330
Yum! Brands, Inc. (b). . . . . . . . .  16,000     387,520
                                                ----------
                                                 6,797,797
                                                ----------

SEMICONDUCTORS (1.8%)
Altera Corp. (b) . . . . . . . . . . .  26,900     331,677
Analog Devices, Inc. (b) . . . . . . .   4,100      97,867
Applied Materials, Inc. (b). . . . . .  15,000     195,450
Broadcom Corp. Class A (b) . . . . . .     100       1,506
Intel Corp.. . . . . . . . . . . . . .  76,700   1,194,219
Intersil Holding Corp., Class A (b). .   8,500     118,490
Linear Technology Corp.. . . . . . . .   6,100     156,892
Maxim Integrated Products, Inc.. . . .   5,200     171,808
Micron Technology, Inc. (b). . . . . .   6,900      67,206
QLogic Corp. (b) . . . . . . . . . . .   1,900      65,569
Texas Instruments, Inc.. . . . . . . .   4,100      61,541
Xilinx, Inc. (b) . . . . . . . . . . .  10,600     218,360
                                                ----------
                                                 2,680,585
                                                ----------

TELECOMMUNICATIONS (2.5%)
AT&T Corp. . . . . . . . . . . . . . .   8,400     219,324
AT&T Wireless Services, Inc. (b) . . .  59,200     334,480
Bellsouth Corp.. . . . . . . . . . . .  14,600     377,702
Qwest Communications
International, Inc. (b). . . . . . . .  20,200     101,000
SBC Communications, Inc. . . . . . . .  39,400   1,068,134

                                        24
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                        SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)

Sprint Corp. . . . . . . . . . . . . . .       6,000  $    86,880
Sprint Corp. (PCS Group) (b) . . . . . .      24,900      109,062
Verizon Communications, Inc. . . . . . .      36,000    1,395,000
                                                      -----------
                                                        3,691,582
                                                      -----------

TOBACCO (0.9%)
Philip Morris Companies, Inc.. . . . . .      31,000    1,256,430
                                                      -----------

TRANSPORTATION SERVICES (0.5%)
United Parcel Service, Inc. Class B. . .      11,400      719,112
                                                      -----------

TOTAL COMMON STOCKS                                    88,818,009
                                                      -----------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION . . . . . . . . . .  PRINCIPAL   VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER (4.3%)

FINANCIAL SERVICES (4.3%)
Amsterdam FDG Corp.,
1.33%, 01/27/03. . . . . . . . . . . . .  $1,000,000      999,050
Falcon Asset Securitization Corp.,
1.35%, 01/21/03 *. . . . . . . . . . . .     700,000      699,510
Gemini Securitization Corp.,
1.35%, 01/17/03. . . . . . . . . . . . .   1,000,000      999,350
ING America Insurance Holdings
Corp., 1.34%, 01/24/03 . . . . . . . . .   1,050,000    1,049,101
Jupiter Securitization Corp.,
1.35%, 01/22/03 *. . . . . . . . . . . .     700,000      699,482
Special Purpose Accouts Receivable
Corp., 1.36%, 01/17/03 . . . . . . . . .   1,000,000      999,396
Windmill Funding Corp.,
1.35%, 02/07/03. . . . . . . . . . . . .     900,000      898,848
                                                      -----------

TOTAL COMMERCIAL PAPER                                  6,344,737
                                                      -----------

ASSET BACKED SECURITIES (1.7%)

FINANCIAL PRODUCTS/SERVICES (1.7%)
Citibank Credit Card Issuance Trust,
Series 01-A8, Class A8,
4.10%, 12/07/06. . . . . . . . . . . . .   1,770,000    1,842,354
Discover Card Master Trust I,
Series 99-6, Class A, 6.85%, 07/17/07. .     605,000      661,553
                                                      -----------
Total Asset Backed Securities                           2,503,907
                                                      -----------

CORPORATE BONDS (8.8%)

AEROSPACE/DEFENSE (0.1%)
Northrop Grumman Corp.,
7.75%, 02/15/31. . . . . . . . . . . . .      25,000       29,972
Raytheon Co., 6.55%, 03/15/10. . . . . .      60,000       65,035
                                                      -----------
                                                           95,007
                                                      -----------

AUTOMOTIVE PARTS AND SUPPLIES (0.0%)
Breed Technologies, Inc.,
0.00%, 04/15/08 ** . . . . . . . . . . .     125,000            0
                                                      -----------

BANKS (2.0%)
Abbey National PLC,
8.96%, 12/29/49. . . . . . . . . . . . .      55,000       68,189
ABN Amro Holding NA,
6.52%, 12/31/49 *. . . . . . . . . . . .     160,000      164,054
Bank One Corp., 7.88%, 08/01/10. . . . .      25,000       29,963
Bank of America Corp.,
7.40%, 01/15/11. . . . . . . . . . . . .     250,000      294,491
Bank One Capital III, 8.75%, 09/01/30. .      30,000       37,745
Barclays Bank PLC, 6.86%, 06/15/32*. . .      55,000       56,348
Barclays Bank PLC, 8.55%, 09/15/49*. . .      95,000      115,966
BB&T Corp., 6.50%, 08/01/11. . . . . . .     230,000      259,769
BNP Paribas Capital Trust,
9.00%, 12/29/49 *. . . . . . . . . . . .     165,000      201,585
HSBC Capital Funding LP,
9.55%, 12/29/49 *. . . . . . . . . . . .     265,000      325,927
KBC Bank Funding Trust III,
9.86%, 11/29/49 *. . . . . . . . . . . .      80,000       97,197
National City Bank, 6.20%, 12/15/11. . .     130,000      142,723
Royal Bank of Scotland,
7.65%, 08/31/49. . . . . . . . . . . . .      95,000      109,955
Standard Chartered Bank,
8.00%, 05/30/31 *. . . . . . . . . . . .      40,000       46,054
Suntrust Bank, 6.38%, 04/01/11 . . . . .     255,000      284,377
Swedbank, 9.00%, 12/29/49* . . . . . . .      60,000       70,493
U.S. Bank National Association
Minnesota, 6.38%, 08/01/11 . . . . . . .     235,000      263,565
Washington Mutual Bank,
6.88%, 06/15/11. . . . . . . . . . . . .     100,000      112,128
Wells Fargo Co., 5.13%, 09/01/12 . . . .      85,000       87,903
Wells Fargo Co., 5.00%, 11/15/14 . . . .      40,000       40,403
                                                      -----------
                                                        2,808,835
                                                      -----------

BROADCAST MEDIA/CABLE TELEVISION (0.2%)
AOL Time Warner, Inc.,
7.63%, 04/15/31. . . . . . . . . . . . .     205,000      210,695
British Sky Broadcasting,
8.20%, 07/15/09. . . . . . . . . . . . .      25,000       27,000
Comcast Cable Communications, Inc.,
7.13%, 06/15/13. . . . . . . . . . . . .      50,000       53,213
Echostar DBS Corp., 9.38%, 02/01/09. . .      25,000       26,438
                                                      -----------
                                                          317,346
                                                      -----------

BUILDING - RESIDENTIAL/COMMERCIAL (0.0%)
D.R. Horton, Inc., 8.50%, 04/15/12 . . .      20,000       20,100
                                                      -----------

CHEMICALS/DIVERSIFIED (0.0%)
Dow Chemical Co., 7.38%, 11/01/29. . . .      60,000       64,925
                                                      -----------

COMMERCIAL SERVICES (0.0%)
Iron Mountain, Inc., 8.63%, 04/01/13 . .      20,000       20,900
                                                      -----------

CONSTRUCTION MACHINERY (0.0%)
Deere & Co., 6.95%, 04/25/14 . . . . . .      35,000       41,234
                                                      -----------

CONTAINERS (0.0%)
Owens-Brockway Glass Container,
8.88%, 02/15/09. . . . . . . . . . . . .      20,000       20,600
                                                      -----------

                                        25
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)




--------------------------------------------------------------------------------
SECURITY DESCRIPTION                    PRINCIPAL     VALUE
--------------------------------------------------------------------------------

CRUDE PETROLEUM AND NATURAL GAS (0.1%)
Anadarko Finance Co.,
7.50%, 05/01/31. . . . . . . . . . . .  $   45,000  $   53,508
Lasmo (USA), Inc.,
7.30%, 11/15/27. . . . . . . . . . . .      30,000      35,403
Occidental Petroleum Corp.,
7.65%, 02/15/06. . . . . . . . . . . .     105,000     118,826
                                                    ----------
                                                       207,737
                                                    ----------

ELECTRICAL EQUIPMENT (0.0%)
General Electric Capital Corp.,
6.75%, 03/15/32. . . . . . . . . . . .      50,000      55,280
                                                    ----------

ELECTRICAL SERVICES (0.2%)
Constellation Energy Group,
7.00%, 04/01/12. . . . . . . . . . . .      20,000      21,020
Dominion Resources, Inc.,
8.13%, 06/15/10. . . . . . . . . . . .     155,000     180,327
Midamerican Energy Co.,
6.75%, 12/30/31. . . . . . . . . . . .      50,000      52,036
Pepco Holdings, Inc.,
6.45%, 08/15/12 *. . . . . . . . . . .      70,000      74,125
Progress Energy, Inc.,
7.10%, 03/01/11. . . . . . . . . . . .      30,000      33,063
                                                    ----------
                                                       360,571
                                                    ----------

FINANCIAL PRODUCTS/SERVICES (2.2%)
Ahold Finance USA, Inc.,
6.88%, 05/01/29. . . . . . . . . . . .      15,000      13,472
American General Finance Corp.,
4.50%, 11/15/07. . . . . . . . . . . .      30,000      30,886
American General Finance Corp.,
5.38%,10/01/12 . . . . . . . . . . . .      70,000      71,551
CIT Group, Inc., 7.75%, 04/02/12 . . .      70,000      78,621
Citigroup, Inc., 7.25%, 10/01/10 . . .     250,000     290,216
Countrywide Home Loans, Inc.,
5.63%, 05/15/07. . . . . . . . . . . .     110,000     117,659
Credit Suisse First Boston USA, Inc.,
6.13%, 11/15/11. . . . . . . . . . . .      25,000      26,085
Credit Suisse First Boston USA, Inc.,
6.50%, 01/15/12. . . . . . . . . . . .      35,000      37,407
Credit Suisse First Boston USA, Inc.,
7.13%, 07/15/32. . . . . . . . . . . .      25,000      26,557
Ford Motor Credit Co.,
7.38%, 10/28/09. . . . . . . . . . . .     215,000     213,035
Ford Motor Credit Co.,
7.38%, 02/01/11. . . . . . . . . . . .     240,000     233,374
General Elec Cap Corp.,
5.88%, 02/15/12. . . . . . . . . . . .     300,000     320,725
General Motors Acceptance Corp.,
6.88%, 09/15/11. . . . . . . . . . . .      10,000       9,973
General Motors Acceptance Corp.,
8.00%, 11/01/31. . . . . . . . . . . .      50,000      50,272
Goldman Sachs Group, Inc.,
6.60%, 01/15/12. . . . . . . . . . . .      70,000      77,350
Household Finance Corp.,
8.00%, 07/15/10. . . . . . . . . . . .     255,000     288,069
Household Finance Corp.,
6.75%, 05/15/11. . . . . . . . . . . .      20,000      21,324
Household Finance Corp.,
6.38%, 11/27/12. . . . . . . . . . . .      30,000      31,318
ING Cap Funding Trust III,
8.44%, 12/29/49. . . . . . . . . . . .      80,000      93,027
John Hancock Financial Services,
Inc., 6.50%, 03/01/11* . . . . . . . .      60,000      64,919
Lehman Bros Holdings, Inc.,
6.63%, 01/18/12. . . . . . . . . . . .      60,000      66,410
Morgan Stanley Capital I,
6.22%, 06/03/30. . . . . . . . . . . .     487,473     522,119
Morgan Stanley Dean Witter & Co.,
6.75%, 04/15/11. . . . . . . . . . . .     110,000     122,240
Morgan Stanley Dean Witter & Co.,
6.60%, 04/01/12. . . . . . . . . . . .      40,000      44,333
National Rural Utilities,
7.25%, 03/01/12. . . . . . . . . . . .      50,000      57,346
Prudential Holdings, LLC,
8.70%, 12/18/23* . . . . . . . . . . .      55,000      63,641
RH Donnelley Financial Corp. I,
8.88%, 12/15/10* . . . . . . . . . . .      10,000      10,700
UBS Preferred Funding Trust I,
8.62%, 10/29/49. . . . . . . . . . . .     125,000     151,093
Washington Mutual, Inc.,
4.38%, 01/15/08. . . . . . . . . . . .      30,000      30,569
                                                    ----------
                                                     3,164,291
                                                    ----------

FOOD & BEVERAGE (0.3%)
Albertson's, Inc., 7.50%, 02/15/11 . .      40,000      46,021
Archer-Daniels-Midland Co.,
8.13%, 06/01/12. . . . . . . . . . . .      55,000      68,468
Archer-Daniels-Midland Co.,
5.94%, 10/01/32. . . . . . . . . . . .      25,000      24,945
Coca-Cola Enterprises, Inc.,
5.38%, 08/15/06. . . . . . . . . . . .     130,000     140,883
Conagra Foods, Inc., 6.75%, 09/15/11 .      55,000      62,544
Kraft Foods, Inc., 6.25%, 06/01/12 . .      65,000      72,688
                                                    ----------
                                                       415,549
                                                    ----------

HOTELS/MOTELS (0.1%)
Cendant Corp., 7.75%, 12/01/03 . . . .      85,000      87,153
Host Marriott Services Corp.,
9.50%, 01/15/07. . . . . . . . . . . .      20,000      20,300
MGM Mirage, Inc., 8.38%, 02/01/11. . .      20,000      21,550
                                                    ----------
                                                       129,003
                                                    ----------

INDUSTRIALS (0.0%)
Tyco International Group SA,
6.38%, 10/15/11. . . . . . . . . . . .      15,000      14,025
                                                    ----------

INSURANCE (0.2%)
AIG Sunamerica Global Finance,
6.90%, 03/15/32* . . . . . . . . . . .      45,000      52,346
Axa, 8.60%, 12/15/30 . . . . . . . . .      90,000     102,813
Metlife, Inc., 6.13%, 12/01/11 . . . .     105,000     113,332
Unumprovident Corp., 7.38%, 06/15/32 .      30,000      25,280
                                                    ----------
                                                       293,771
                                                    ----------

METALS & MINING (0.0%)
AK Steel Corp., 7.75%, 06/15/12 *. . .      20,000      20,150
                                                    ----------

MOTOR VEHICLES (0.3%)
Daimler Chrysler NA Holding Corp.,
8.50%, 01/18/31. . . . . . . . . . . .      25,000      30,768
Ford Motor Co., 7.45%, 07/16/31. . . .      65,000      56,541
General Motors Corp.,
7.20%, 01/15/11. . . . . . . . . . . .     350,000     351,468
                                                    ----------
                                                       438,777
                                                    ----------

                                        26
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                      PRINCIPAL      VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

NATURAL GAS TRANSMISSION (0.0%)
Kinder Morgan Energy Partners,
7.40%, 03/15/31. . . . . . . . . . . . .  $   25,000  $    27,067
TransCanada Pipelines Ltd.,
8.63%, 05/15/12. . . . . . . . . . . . .      35,000       43,419
                                                      -----------
                                                           70,486
                                                      -----------

OIL & GAS (0.4%)
Alberta Energy Co. Ltd.,
7.38%, 11/01/31. . . . . . . . . . . . .      25,000       29,343
Amerada Hess Corp., 7.88%, 10/01/29. . .      30,000       34,686
Chesapeake Energy Corp.,
8.13%, 04/01/11. . . . . . . . . . . . .      25,000       25,750
Conoco Funding Co., 7.25%, 10/15/31. . .      90,000      105,455
Conoco Phillips Corp., 5.90%, 10/15/32*.      10,000        9,943
Devon Financing Corp. ULC,
7.88%, 09/30/31. . . . . . . . . . . . .      90,000      105,995
Kinder Morgan, Inc., 6.50%, 09/01/12 . .      65,000       67,930
Transocean, Inc., 6.63%, 04/15/11. . . .      40,000       44,044
Valero Energy Corp., 6.88%, 04/15/12 . .     105,000      109,347
                                                      -----------
                                                          532,493
                                                      -----------

PAPER & FOREST PRODUCTS (0.2%)
International Paper Co.,
6.75%, 09/01/11. . . . . . . . . . . . .      50,000       55,635
Meadwestvaco Corp., 6.85%, 04/01/12. . .       5,000        5,548
Westvaco Corp., 8.20%, 01/15/30. . . . .      15,000       17,435
Westvaco Corp., 7.95%, 02/15/31. . . . .      35,000       40,750
Weyerhaeuser Co., 6.75%, 03/15/12. . . .     100,000      109,035
Weyerhaeuser Co., 7.38%, 03/15/32. . . .      45,000       48,804
                                                      -----------
                                                          277,207
                                                      -----------

POLLUTION CONTROL (0.0%)
Allied Waste North America, Inc.,
10.00%, 08/01/09 . . . . . . . . . . . .      25,000       24,813
                                                      -----------

RAILROADS (0.3%)
Burlington Northern Santa Fe Corp.,
6.75%, 07/15/11. . . . . . . . . . . . .      35,000       39,729
Burlington Northern Santa Fe Corp.,
7.95%, 08/15/30. . . . . . . . . . . . .      55,000       69,023
CSX Corp., 6.30%, 03/15/12 . . . . . . .      85,000       93,187
Norfolk Southern Corp.,
7.80%, 05/15/27. . . . . . . . . . . . .     110,000      133,650
Union Pacific Corp., 6.50%, 04/15/12 . .      70,000       78,650
Union Pacific Corp., 6.63%, 02/01/29 . .      40,000       43,890
                                                      -----------
                                                          458,129
                                                      -----------

RETAIL (0.2%)
Federated Department Stores, Inc.,
6.90%, 04/01/29. . . . . . . . . . . . .      20,000       20,818
Kroger Co., 6.80%, 04/01/11. . . . . . .      70,000       76,730
Kroger Co., 7.50%, 04/01/31. . . . . . .      30,000       33,558
May Department Stores Co.,
6.90%, 01/15/32. . . . . . . . . . . . .      15,000       15,598
Safeway, Inc., 6.50%, 03/01/11 . . . . .      65,000       70,762
Sears Roebuck Acceptance Corp.,
7.00%, 06/01/32. . . . . . . . . . . . .      25,000       20,957
                                                      -----------
                                                          238,423
                                                      -----------

SEMICONDUCTORS (0.0%)
Fairchild Semiconductor Corp.,
10.50%, 02/01/09 . . . . . . . . . . . .      20,000       21,600
                                                      -----------

SOVEREIGN (0.3%)
Quebec Province, 7.50%, 09/15/29 . . . .     105,000      130,950
Region of Lombardy, 5.80%, 10/25/32. . .      80,000       83,200
Republic Of Colombia, 9.75%, 04/09/11. .      54,211       55,973
Russian Federation, 10.00%, 06/26/07 . .      15,000       17,081
Russian Federation, 8.25%, 03/31/10. . .      20,000       21,160
Russian Federation, 5.00%, 03/31/30. . .      30,000       23,700
United Mexican States, 8.50%, 02/01/06 .      45,000       50,963
United Mexican States, 7.50%, 01/14/12 .      15,000       16,069
United Mexican States, 8.30%, 08/15/31 .     110,000      116,050
                                                      -----------
                                                          515,146
                                                      -----------

SPECIAL PURPOSE ENTITY (0.4%)
Pemex Project Funding Master Trust,
8.50%, 02/15/08. . . . . . . . . . . . .      90,000      100,350
TRAINS 10-2002, 6.83%, 01/15/12. . . . .     280,600      309,362
TRAINS 5-2002, 5.91%, 01/25/07 . . . . .     144,000      152,938
                                                      -----------
                                                          562,650
                                                      -----------

TELECOMMUNICATIONS (1.3%)
AT&T Broadband Corp.,
8.38%, 03/15/13. . . . . . . . . . . . .       8,000        9,087
AT&T Corp., 6.00%, 03/15/09. . . . . . .       1,000          999
AT&T Corp., 7.80%, 11/15/11. . . . . . .      90,000       98,371
AT&T Corp., 8.50%, 11/15/31. . . . . . .      20,000       22,045
AT&T Wireless Services, Inc.,
7.88%, 03/01/11. . . . . . . . . . . . .      50,000       50,250
AT&T Wireless Services, Inc.,
8.13%, 05/01/12. . . . . . . . . . . . .      15,000       15,075
BellSouth Capital Funding,
7.88%, 02/15/30. . . . . . . . . . . . .     105,000      128,933
British Telecom PLC, 8.38%, 12/15/10 . .     100,000      119,890
British Telecom PLC, 8.88%, 12/15/30 . .      30,000       38,247
Cingular Wireless LLC, 6.50%, 12/15/11 .      95,000      102,470
Citizens Communications,
9.25%, 05/15/11. . . . . . . . . . . . .      60,000       71,461
Cox Communications, Inc.,
7.75%, 08/15/06. . . . . . . . . . . . .      75,000       83,816
Deutsche Telekom, 8.75%, 06/15/30. . . .      55,000       63,533
France Telecom SA, 9.25%, 03/01/11 . . .      65,000       75,158
Koninklijke KPN NV, 8.00%, 10/01/10. . .      30,000       35,132
SBC Communications, Inc.,
5.88%, 08/15/12. . . . . . . . . . . . .      55,000       59,391
Sprint Capital Corp., 7.63%, 01/30/11. .     125,000      118,750
Tele-Communications, Inc.,
7.88%, 08/01/13. . . . . . . . . . . . .     130,000      142,669
Telefonica Europe BV, 7.75%, 09/15/10. .      95,000      109,821
Verizon Global Funding Corp.,
7.38%, 09/01/12. . . . . . . . . . . . .      55,000       63,280
Verizon New Jersey, Inc.,
5.88%, 01/17/12. . . . . . . . . . . . .     105,000      111,249
Verizon New York, Inc.,
6.88%, 04/01/12. . . . . . . . . . . . .     165,000      185,359
Vodafone Group PLC, 7.88%, 02/15/30. . .      45,000       54,232
                                                      -----------
                                                        1,759,218
                                                      -----------

TOTAL CORPORATE BONDS                                  12,948,266
                                                      -----------

                                        27
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         J.P. MORGAN GVIT BALANCED FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                              PRINCIPAL       VALUE
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES (24.5%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.3%)
6.25%, 07/15/32                                  $     55,00   $    62,305
TBA, 6.00%, 01/31/18. . . . . . . . . . . . . .      400,000       418,125
                                                               ------------
                                                                   480,430
                                                               ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (21.2%)
4.38%, 09/15/12 . . . . . . . . . . . . . . . .    1,025,000     1,027,833
7.25%, 05/15/30 . . . . . . . . . . . . . . . .      635,000       798,780
6.63%, 11/15/30 . . . . . . . . . . . . . . . .       30,000        35,195
7.00%, 08/01/31, Pool #590944 . . . . . . . . .      382,853       402,702
TBA, 5.50%, 01/25/18. . . . . . . . . . . . . .      500,000       517,969
TBA, 5.50%, 02/01/33. . . . . . . . . . . . . .   10,000,000    10,196,879
TBA, 6.00%, 01/01/18. . . . . . . . . . . . . .    1,500,000     1,567,500
TBA, 6.00%, 01/01/33. . . . . . . . . . . . . .    7,870,000     8,133,157
TBA, 6.50%, 01/01/33. . . . . . . . . . . . . .    7,000,000     7,286,566
TBA, 7.00%, 01/01/33. . . . . . . . . . . . . .    1,250,000     1,314,453
                                                               ------------
                                                                31,281,034
                                                               ------------

FINANCIAL SERVICES (1.9%)
CS First Boston Mortgage Securities
Corp., Series 02-CKN2,
Class A3, 6.13%, 04/15/37 . . . . . . . . . . .      480,000       531,066
First Union - Lehman Brothers
Commercial Mortgage Trust,
Series 97-C2, Class A3,
6.65%, 11/18/29, Cmo. . . . . . . . . . . . . .    1,000,000     1,119,396
LB Commercial Conduit
Mortgage Trust, Series 99-C2,
Class A2, 7.33%, 10/15/32 . . . . . . . . . . .      630,000       738,728
Morgan Stanley Capital I,
Series 98-WF2, Class A1,
6.34%, 07/15/30 . . . . . . . . . . . . . . . .      340,388       365,480
Morgan Stanley Dean Witter
Capital I, Series 02-HQ,
Class A2, 6.09%, 04/15/34 . . . . . . . . . . .       20,000        22,077
                                                               ------------
                                                                 2,776,747
                                                               ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.1%)
TBA, 6.00%, 01/22/33. . . . . . . . . . . . . .    1,500,000     1,560,000
                                                               ------------

TOTAL MORTGAGE-BACKED SECURITIES                                36,098,211
                                                               ------------

U.S. GOVERNMENT LONG-TERM OBLIGATIONS (2.7%)

U.S. TREASURY BONDS (0.6%)
8.88%, 02/15/19 (c) . . . . . . . . . . . . . .      500,000       738,321
5.38%, 02/15/31 . . . . . . . . . . . . . . . .      110,000       119,917
                                                               ------------
                                                                   858,238
                                                               ------------

U.S. TREASURY NOTES (2.1%)
2.25%, 07/31/04 . . . . . . . . . . . . . . . .       75,000        75,984
3.25%, 08/15/07 . . . . . . . . . . . . . . . .    1,045,000     1,070,880
4.38%, 08/15/12 . . . . . . . . . . . . . . . .    1,840,000     1,923,303
4.00%, 11/15/12 . . . . . . . . . . . . . . . .        5,000         5,071
                                                               ------------
                                                                 3,075,238
                                                               ------------

TOTAL U.S. GOVERNMENT
LONG-TERM OBLIGATIONS                                            3,933,476
                                                               ------------

Repurchase Agreement (17.3%)
Fifth Third Bank, 1.37%,
dated 12/31/02, due 01/02/03,
repurchase price $25,495,951
(Fully collateralized by
Freddie Mac Securities,
Market Value $26,258,859) . . . . . . . . . . .  $25,494,037  $ 25,494,037
                                                              -------------

TOTAL REPURCHASE AGREEMENT                                      25,494,037
                                                              -------------

TOTAL INVESTMENTS
(COST $187,878,825) (A) - 119.6%                               176,140,643

LIABILITIES IN EXCESS
OF OTHER ASSETS - (19.6)%                                      (28,851,658)
                                                              -------------

NET ASSETS - 100.0%                                           $147,288,985
                                                              -------------
                                                              -------------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Pledged  as  collateral  for  futures.
* Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
**   Bond  in  default.
TBA  To  Be  Announced

AT  DECEMBER  31,  2002  THE  FUND'S  OPEN  FUTURES  CONTRACTS  WERE AS FOLLOWS:

                                                            MARKET
                                                             VALUE       UNREALIZED
NUMBER OF                                                 COVERED BY    APPRECIATION
CONTRACTS                    CONTRACTS        EXPIRATION   CONTRACTS   (DEPRECIATION)
-------------------------------------------------------------------------------------

LONG CONTRACTS:
5 . . . . . . . . . .      90day Euro$Future     3/17/03  $ 1,233,500  $       39,723
23. . . . . . . . . .  U.S. Long Bond Future     3/21/03    2,591,812          69,694
5 . . . . . . . . . .      90day Euro$Future     6/16/03    1,232,938          45,285
5 . . . . . . . . . .      90day Euro$Future     9/15/03    1,230,937          47,348
5 . . . . . . . . . .      90day Euro$Future    12/15/03    1,227,812          47,222
5 . . . . . . . . . .      90day Euro$Future     3/15/04    1,223,562          44,972
5 . . . . . . . . . .      90day Euro$Future     6/14/04    1,218,812          28,472
5 . . . . . . . . . .      90day Euro$Future     9/13/04    1,214,750           8,097
5 . . . . . . . . . .      90day Euro$Future    12/20/04    1,211,000           6,009
                                                                       ---------------
TOTAL LONG CONTRACTS                                                   $      336,822
                                                                       ---------------

SHORT CONTRACTS:
36. . . . . . . . . .  U.S. 5yr Note Future      3/21/03  $ 4,077,000  $      (66,682)
28. . . . . . . . . .  U.S. 10yr Note Future     3/21/03    3,221,312         (92,388)
                                                                       ---------------

TOTAL SHORT CONTRACTS                                                  $     (159,070)
                                                                       ---------------

TOTAL CONTRACTS                                                        $      177,752
                                                                       ---------------
                                                                       ---------------

See  notes  to  financial  statements.

                                        28
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         STRONG GVIT MID CAP GROWTH FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (98.4%)

APPAREL (0.4%)

Coach, Inc. (b) . . . . . . . . . . . .   12,200  $   401,624
                                                  -----------

BIOTECHNOLOGY (3.2%)
Affymetrix, Inc. (b). . . . . . . . . .   28,000      640,920
Genzyme Corp. (b) . . . . . . . . . . .   54,600    1,614,522
Human Genome Sciences, Inc. (b) . . . .   35,500      312,755
ImClone Systems, Inc. (b) . . . . . . .   33,900      360,052
                                                  -----------
                                                    2,928,249
                                                  -----------

BROADCAST MEDIA (1.7%)
Univision Communications, Inc. (b). . .   65,600    1,607,200
                                                  -----------

BUSINESS SERVICES (1.4%)
Acxiom Corp. (b). . . . . . . . . . . .   41,500      638,270
Documentum, Inc. (b). . . . . . . . . .   39,300      615,438
                                                  -----------
                                                    1,253,708
                                                  -----------

COMMUNICATION EQUIPMENT (2.2%)
CIENA Corp. (b) . . . . . . . . . . . .   81,000      416,340
Comverse Technology, Inc. (b) . . . . .   44,000      440,880
JDS Uniphase Corp. (b). . . . . . . . .  161,400      398,658
Juniper Networks, Inc. (b). . . . . . .   51,000      346,800
RF Micro Devices, Inc. (b). . . . . . .   55,000      403,150
                                                  -----------
                                                    2,005,828
                                                  -----------

COMPUTER DATA SECURITY (0.3%)
VeriSign, Inc. (b). . . . . . . . . . .   29,800      238,996
                                                  -----------

COMPUTER EQUIPMENT (2.2%)
Lexmark International Group, Inc.
Class A (b) . . . . . . . . . . . . . .   14,200      859,100
Network Appliance, Inc. (b) . . . . . .   73,000      730,000
Veritas Software Corp. (b). . . . . . .   31,000      484,220
                                                  -----------
                                                    2,073,320
                                                  -----------

COMPUTER SOFTWARE & SERVICES (13.8%)
Adobe Systems, Inc. . . . . . . . . . .   39,300      974,679
Autodesk, Inc.. . . . . . . . . . . . .   67,400      963,820
BEA Systems, Inc. (b) . . . . . . . . .   87,000      997,890
BMC Software, Inc. (b). . . . . . . . .   34,300      586,873
Business Objects SA ADR (b) . . . . . .   53,000      795,000
Cadence Design Systems, Inc. (b). . . .   46,200      544,698
Citrix Systems, Inc. (b). . . . . . . .   27,500      338,800
Cognos, Inc. (b). . . . . . . . . . . .   39,000      914,550
Emulex Corp. (b). . . . . . . . . . . .   32,500      602,875
Intuit, Inc. (b). . . . . . . . . . . .   27,400    1,285,608
Mercury Interactive Corp. (b) . . . . .   21,000      622,650
NVIDIA Corp. (b). . . . . . . . . . . .   38,000      437,380
PeopleSoft, Inc. (b). . . . . . . . . .   44,900      821,670
Software HOLDRs Trust . . . . . . . . .   35,500      958,145
Symantec Corp. (b). . . . . . . . . . .   14,100      571,191
Take-Two Interactive Software, Inc. (b)   40,900      960,741
TIBCO Software, Inc. (b). . . . . . . .   71,600      442,488
                                                  -----------
                                                   12,819,058
                                                  -----------

ELECTRONICS (16.9%)
Agilent Technologies, Inc. (b). . . . .   42,500      763,300
Altera Corp. (b). . . . . . . . . . . .   86,900    1,071,477
ASM International NV (b). . . . . . . .   49,900      643,710
Broadcom Corp. Class A (b). . . . . . .   41,000      617,460
Flextronics International Ltd. (b). . .  186,500    1,527,435
Genesis Microchip, Inc. (b) . . . . . .   30,000      391,500
Harman International Industries, Inc. .   16,000      952,000
International Game Technology (b) . . .   19,800  $ 1,503,216
InVision Technologies, Inc. (b) . . . .   17,500      461,300
Jabil Circuit, Inc. (b) . . . . . . . .   19,900      356,608
KLA-Tencor Corp. (b). . . . . . . . . .   33,000    1,167,210
Lam Research Corp. (b). . . . . . . . .   54,000      583,200
Microchip Technology, Inc.. . . . . . .   37,100      907,095
PMC-Sierra, Inc. (b). . . . . . . . . .   53,000      294,680
QLogic Corp. (b). . . . . . . . . . . .   26,000      897,260
Solectron Corp. (b) . . . . . . . . . .  120,000      426,000
Teradyne, Inc. (b). . . . . . . . . . .  126,000    1,639,260
Vishay Intertechnology, Inc. (b). . . .   36,000      402,480
Xilinx, Inc. (b). . . . . . . . . . . .   52,000    1,071,200
                                                  -----------
                                                   15,676,391
                                                  -----------

FINANCIAL (5.3%)
Bear Stearns Cos., Inc. . . . . . . . .   17,200    1,021,680
Capital One Financial Corp. . . . . . .   26,500      787,580
E*TRADE Group, Inc. (b) . . . . . . . .  173,100      841,266
Lehman Brothers Holdings, Inc.. . . . .    8,000      426,320
SLM Corp. . . . . . . . . . . . . . . .   12,400    1,287,864
T. Rowe Price Group, Inc. . . . . . . .   20,000      545,600
                                                  -----------
                                                    4,910,310
                                                  -----------

HEALTHCARE (6.3%)
Anthem, Inc. (b). . . . . . . . . . . .    8,600      540,940
Community Health Systems, Inc. (b). . .   31,000      638,290
First Health Group Corp. (b). . . . . .   23,000      560,050
Gilead Sciences, Inc. (b) . . . . . . .   30,700    1,043,800
Myriad Genetics, Inc. (b) . . . . . . .   40,000      584,000
Oxford Health Plans, Inc. (b) . . . . .   15,000      546,750
Universal Health Services, Inc.
Class B (b) . . . . . . . . . . . . . .   27,000    1,217,700
WellPoint Health Networks, Inc. (b) . .    9,000      640,440
                                                  -----------
                                                    5,771,970
                                                  -----------

HOTELS/MOTELS (0.6%)
MGM MIRAGE (b). . . . . . . . . . . . .   15,500      511,035
                                                  -----------

INSURANCE (0.9%)
Principal Financial Group, Inc. . . . .   16,000      482,080
RenaissanceRe Holdings Ltd. . . . . . .    8,000      316,800
                                                  -----------
                                                      798,880
                                                  -----------

INTERNET SOFTWARE & SERVICES (1.4%)
Amazon.com, Inc. (b). . . . . . . . . .   30,000      566,700
Yahoo!, Inc. (b). . . . . . . . . . . .   43,200      706,320
                                                  -----------
                                                    1,273,020
                                                  -----------

MANUFACTURING (1.9%)
AGCO Corp.. . . . . . . . . . . . . . .   20,700      457,470
Danaher Corp. . . . . . . . . . . . . .   11,500      755,550
Identix, Inc. (b) . . . . . . . . . . .  103,000      530,450
                                                  -----------
                                                    1,743,470
                                                  -----------

METALS (0.5%)
Nucor Corp. . . . . . . . . . . . . . .   12,000      495,600
                                                  -----------

OIL & GAS (13.2%)
BJ Services Co. (b) . . . . . . . . . .   24,300      785,133
Calpine Corp. (b) . . . . . . . . . . .  159,000      518,340
Cooper Cameron Corp. (b). . . . . . . .   18,100      901,742
ENSCO International, Inc. . . . . . . .   65,300    1,923,085

                                        29
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         STRONG GVIT MID CAP GROWTH FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

OIL & GAS (CONTINUED)
Global Santa Fe Corp. . . . . . . . . .      45,000  $ 1,094,400
Halliburton Co. . . . . . . . . . . . .      46,000      860,660
Murphy Oil Corp.. . . . . . . . . . . .      12,000      514,200
Nabors Industries Ltd. (b). . . . . . .      24,000      846,480
Noble Energy, Inc.. . . . . . . . . . .      22,700      852,385
Ocean Energy, Inc.. . . . . . . . . . .      46,600      930,602
Oil Service HOLDRs Trust. . . . . . . .      11,700      670,410
Patterson-UTI Energy, Inc. (b). . . . .      20,000      603,400
Smith International, Inc. (b) . . . . .      53,900    1,758,218
                                                     -----------
                                                      12,259,055
                                                     -----------

PHARMACEUTICALS (6.2%)
Amerisourcebergen Corp. . . . . . . . .      10,000      543,100
Biogen, Inc. (b). . . . . . . . . . . .      23,000      921,380
Biovail Corp. (b) . . . . . . . . . . .      59,100    1,560,831
Caremark Rx, Inc. (b) . . . . . . . . .      26,500      430,625
Celgene Corp. (b) . . . . . . . . . . .      15,000      322,050
MedImmune, Inc. (b) . . . . . . . . . .      38,000    1,032,460
Taro Pharmaceutical Industries Ltd. (b)      10,500      394,800
Watson Pharmaceuticals, Inc. (b). . . .      18,000      508,860
                                                     -----------
                                                       5,714,106
                                                     -----------

RESTAURANTS (1.0%)
P.F. Chang's China Bistro, Inc. (b) . .      14,000      508,200
Panera Bread Co. (b). . . . . . . . . .      12,500      435,125
                                                     -----------
                                                         943,325
                                                     -----------

RETAIL (11.0%)
Bed, Bath & Beyond, Inc. (b). . . . . .      20,500      707,865
CDW Computer Centers, Inc. (b). . . . .      23,600    1,034,860
Chico's FAS, Inc. (b) . . . . . . . . .      46,800      884,988
Family Dollar Stores, Inc.. . . . . . .      42,100    1,313,941
Micheal Stores, Inc. (b). . . . . . . .      53,100    1,662,030
Office Depot, Inc. (b). . . . . . . . .      79,000    1,166,040
Pier 1 Imports, Inc.. . . . . . . . . .      25,600      484,608
Staples, Inc. (b) . . . . . . . . . . .      50,500      924,150
Tiffany & Co. . . . . . . . . . . . . .      25,000      597,750
TJX Cos., Inc.. . . . . . . . . . . . .      37,000      722,240
Too, Inc. (b) . . . . . . . . . . . . .      28,000      658,560
                                                     -----------
                                                      10,157,032
                                                     -----------

SEMICONDUCTORS (4.9%)
Analog Devices, Inc. (b). . . . . . . .      19,000      453,530
Atmel Corp. (b) . . . . . . . . . . . .     103,000      229,690
Fairchild Semiconductor
International, Inc. (b) . . . . . . . .      38,000      406,980
International Rectifier Corp. (b) . . .      40,600      749,476
National Semiconductor Corp. (b). . . .      66,000      990,660
Novellus Systems, Inc. (b). . . . . . .      59,000    1,656,720
                                                     -----------
                                                       4,487,056
                                                     -----------

TELECOMMUNICATIONS (3.1%)
Corning, Inc. (b) . . . . . . . . . . .     124,000      410,440
Nextel Communications, Inc. (b) . . . .     105,500    1,218,525
Qwest Communications
International, Inc. (b) . . . . . . . .     140,000      700,000
Sprint Corp. (PCS Group) (b). . . . . .     112,500      492,750
                                                     -----------
                                                       2,821,715
                                                     -----------

TOTAL COMMON STOCKS                                   90,890,948
                                                     -----------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION. . . . . . . . . .  PRINCIPAL   VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (1.3%)

U.S. TREASURY BILLS (1.3%)
1.18% - 1.19%, 03/06/03 . . . . . . . .  $  500,000  $   498,994
1.18%, 02/13/03 . . . . . . . . . . . .     370,000      369,488
1.19%, 02/06/03 . . . . . . . . . . . .     320,000      319,631
                                                     -----------

TOTAL U.S. GOVERNMENT AGENCIES                         1,188,113
                                                     -----------

TOTAL INVESTMENTS
(COST $92,695,812) (A) - 99.7%                        92,079,061

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.3%                                    244,125
                                                     -----------

NET ASSETS - 100.0%                                  $92,323,186
                                                     -----------
                                                     -----------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
See  notes  to  financial  statements.

                                        30
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      NATIONWIDE GVIT STRATEGIC VALUE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES    VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (94.1%)

AEROSPACE & DEFENSE (1.3%)
General Dynamics Corp. . . . . . . . . .   2,200  $  174,614
                                                  ----------

AGRICULTURE (1.5%)
Monsanto Co. . . . . . . . . . . . . . .  10,600     204,050
                                                  ----------

AIRLINES (0.4%)
AMR Corp. (b). . . . . . . . . . . . . .   7,200      47,520
                                                  ----------

AUTO PARTS & EQUIPMENT (1.3%)
Delphi Corp. . . . . . . . . . . . . . .  21,500     173,075
                                                  ----------

AUTOMOBILES (2.5%)
General Motors Corp. Class H (b) . . . .  13,300     142,310
Nordson Corp.. . . . . . . . . . . . . .   7,700     191,191
                                                  ----------
                                                     333,501
                                                  ----------

BANKS (2.3%)
Bank One Corp. . . . . . . . . . . . . .   3,700     135,235
Wachovia Corp. . . . . . . . . . . . . .   5,000     182,200
                                                  ----------
                                                     317,435
                                                  ----------

BIOTECHNOLOGY (0.8%)
Biotech Holdrs Trust . . . . . . . . . .   1,300     109,928
                                                  ----------

BROADCAST MEDIA/CABLE TELEVISION (5.1%)
Comcast Corp. Class A (b). . . . . . . .  11,400     257,526
Cox Communications, Inc. Class A (b) . .   8,000     227,200
Liberty Media Corp. (b). . . . . . . . .  23,744     212,271
                                                  ----------
                                                     696,997
                                                  ----------

BUSINESS SERVICES (3.8%)
Accenture Ltd. (b) . . . . . . . . . . .   9,600     172,704
Pitney Bowes, Inc. . . . . . . . . . . .   4,300     140,438
Viad Corp. . . . . . . . . . . . . . . .   8,800     196,680
                                                  ----------
                                                     509,822
                                                  ----------

CHEMICALS (1.7%)
Praxair, Inc.. . . . . . . . . . . . . .   4,100     236,857
                                                  ----------

COMMUNICATION EQUIPMENT (1.3%)
CommScope, Inc. (b). . . . . . . . . . .  22,900     180,910
                                                  ----------

COMPUTER SOFTWARE & SERVICES (1.6%)
CNET Networks, Inc. (b). . . . . . . . .  23,200      62,872
VeriSign, Inc. (b) . . . . . . . . . . .  19,600     157,192
                                                  ----------
                                                     220,064
                                                  ----------

CONGLOMERATES (1.3%)
Illinois Tool Works, Inc.. . . . . . . .   2,800     181,608
                                                  ----------

CONSTRUCTION MATERIALS (2.6%)
Dover Corp.. . . . . . . . . . . . . . .   7,300     212,868
Masco Corp.. . . . . . . . . . . . . . .   6,800     143,140
                                                  ----------
                                                     356,008
                                                  ----------

ELECTRICAL EQUIPMENT (2.4%)
Eaton Corp.. . . . . . . . . . . . . . .   2,200     171,842
Molex, Inc. Class A. . . . . . . . . . .   8,000     159,120
                                                  ----------
                                                     330,962
                                                  ----------

ELECTRONICS (1.7%)
Flextronics International Ltd. (b) . . .  13,400     109,746
Sanmina Corp. (b). . . . . . . . . . . .  26,300     118,087
                                                  ----------
                                                     227,833
                                                  ----------

ENTERTAINMENT (1.2%)
AOL Time Warner, Inc. (b). . . . . . . .  12,400  $  162,440
                                                  ----------

FINANCIAL (4.0%)
CIT Group, Inc.. . . . . . . . . . . . .   8,700     170,520
MBIA, Inc. . . . . . . . . . . . . . . .   4,700     206,142
Zions Bancorporation . . . . . . . . . .   4,100     161,331
                                                  ----------
                                                     537,993
                                                  ----------

FOOD & BEVERAGE (2.6%)
General Mills, Inc.. . . . . . . . . . .   4,600     215,970
Robert Mondavi Corp. (b) . . . . . . . .   4,400     136,400
                                                  ----------
                                                     352,370
                                                  ----------

HEALTHCARE (3.0%)
Bausch & Lomb, Inc.. . . . . . . . . . .   6,600     237,600
Boston Scientific Corp. (b). . . . . . .   3,900     165,828
                                                  ----------
                                                     403,428
                                                  ----------

HOTELS & CASINOS (1.4%)
MGM Grand, Inc. (b). . . . . . . . . . .   5,600     184,632
                                                  ----------

INSURANCE (3.4%)
American International Group, Inc. . . .   3,000     173,550
Hartford Financial Services Group, Inc..   3,900     177,177
Platinum Underwriter Hldgs Ltd Com (b) .   4,000     105,400
                                                  ----------
                                                     456,127
                                                  ----------

MANUFACTURING (2.0%)
Integrated Device Technology, Inc. (b) .  15,100     126,387
U.S. Industries, Inc. (b). . . . . . . .  56,700     149,121
                                                  ----------
                                                     275,508
                                                  ----------

MEDICAL (1.3%)
Idexx Laboratories, Inc. (b) . . . . . .   5,500     180,675
                                                  ----------

MEDICAL EQUIPMENT & SUPPLIES (4.2%)
Apogent Technologies, Inc. (b) . . . . .  11,000     228,800
Genentech, Inc. (b). . . . . . . . . . .   5,300     175,748
IDX Systems Corp. (b). . . . . . . . . .   9,800     166,894
                                                  ----------
                                                     571,442
                                                  ----------

MULTIMEDIA (1.3%)
USA Networks, Inc. (b) . . . . . . . . .   7,900     181,068
                                                  ----------

OIL & GAS (11.9%)
BJ Services Co. (b). . . . . . . . . . .   7,000     226,170
Conocophillips . . . . . . . . . . . . .   4,100     198,399
Devon Energy Corp. . . . . . . . . . . .   5,200     238,680
El Paso Corp.. . . . . . . . . . . . . .   6,000      41,760
ENSCO International, Inc.. . . . . . . .   6,800     200,260
Global Santa Fe Corp.. . . . . . . . . .   9,571     232,767
NiSource, Inc. . . . . . . . . . . . . .  11,600     232,000
Weatherford International, Inc. (b). . .   6,300     251,559
                                                  ----------
                                                   1,621,595
                                                  ----------

PAPER & FOREST PRODUCTS (1.3%)
Weyerhaeuser Co. . . . . . . . . . . . .   3,600     177,156
                                                  ----------

PHARMACEUTICALS (4.1%)
Sicor, Inc. (b). . . . . . . . . . . . .  12,100     191,785
Waters Corp. (b) . . . . . . . . . . . .   9,100     198,198
Wyeth. . . . . . . . . . . . . . . . . .   4,400     164,560
                                                  ----------
                                                     554,543
                                                  ----------

                                        31
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      NATIONWIDE GVIT STRATEGIC VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION               SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

PHOTOGRAPHIC (1.5%)
Eastman Kodak Co. . . . . . . .       5,700  $   199,728
                                             -----------

PRINTING & PUBLISHING (3.2%)
E.W. Scripps Co. Class A. . . .       3,200      246,240
Tribune Co. . . . . . . . . . .       4,000      181,840
                                             -----------
                                                 428,080
                                             -----------

RETAIL (8.0%)
Best Buy Co., Inc. (b). . . . .       7,700      185,955
Jones Apparel Group, Inc. (b) .       4,900      173,656
Nordstrom, Inc. . . . . . . . .      10,600      201,082
Sears, Roebuck & Co.. . . . . .       6,200      148,490
Staples, Inc. (b) . . . . . . .      10,900      199,470
Target Corp.. . . . . . . . . .       5,900      177,000
                                             -----------
                                               1,085,653
                                             -----------

SEMICONDUCTORS (2.6%)
Micron Technology, Inc. (b) . .      11,200      109,088
Skyworks Solutions, Inc. (b). .      13,700      118,094
Taiwan Semiconductor ADR (b). .      17,200      121,260
                                             -----------
                                                 348,442
                                             -----------

TECHNOLOGY (1.2%)
Sybase, Inc. (b). . . . . . . .      12,000      160,800
                                             -----------

TELECOMMUNICATIONS (1.9%)
Sprint Corp. (PCS Group) (b). .      29,100      127,458
Telephone & Data Systems, Inc..       2,700      126,954
                                             -----------
                                                 254,412
                                             -----------

TRANSPORTATION (2.4%)
CNF, Inc. . . . . . . . . . . .       6,100      202,764
Uti Worldwide, Inc. . . . . . .       4,500      118,125
                                             -----------
                                                 320,889
                                             -----------

TOTAL COMMON STOCKS                           12,758,165
                                             -----------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION. . . . . .  PRINCIPAL   VALUE
--------------------------------------------------------------------------------

Repurchase Agreement (5.9%)
Fifth Third Bank, 1.37%,
dated 12/31/02, due 01/02/03,
repurchase price $799,613
(Fully collateralized by
Freddie Mac Securities,
Market Value $823,539). . . . .  $  799,552  $   799,552
                                             -----------

TOTAL REPURCHASE AGREEMENT                       799,552
                                             -----------

TOTAL INVESTMENTS
(COST $15,606,652) (A) - 100.0%               13,557,717

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.0%                              2,098
                                             -----------

NET ASSETS - 100.0%                          $13,559,815
                                             -----------
                                             -----------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
See  notes  to  financial  statements.

                                        32
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            COMSTOCK GVIT VALUE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                        SHARES     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (97.8%)

ADVERTISING (0.5%)
Interpublic Group of Companies, Inc. (The)   15,100  $  212,608
                                                     ----------

BANKS (6.7%)
Bank of America Corp.. . . . . . . . . . .   18,300   1,273,131
Citigroup, Inc.. . . . . . . . . . . . . .   13,866     487,945
J.P. Morgan Chase & Co.. . . . . . . . . .    8,500     204,000
PNC Bank Corp. . . . . . . . . . . . . . .    3,100     129,890
Suntrust Banks, Inc. . . . . . . . . . . .    3,600     204,912
Wells Fargo & Co.. . . . . . . . . . . . .    7,400     346,838
                                                     ----------
                                                      2,646,716
                                                     ----------

CABLE (2.1%)
Comcast Corp. Class A (b). . . . . . . . .   35,149     828,462
                                                     ----------

CHEMICALS (2.8%)
Dow Chemical Co. . . . . . . . . . . . . .   36,900   1,095,930
                                                     ----------

COMPUTER HARDWARE (2.7%)
Dell Computer Corp. (b). . . . . . . . . .    1,600      42,784
Hewlett-Packard Co.. . . . . . . . . . . .   33,589     583,105
International Business Machines Corp.. . .    1,100      85,250
Lexmark International Group, Inc.
Class A (b). . . . . . . . . . . . . . . .    5,995     362,698
                                                     ----------
                                                      1,073,837
                                                     ----------

COMPUTER SOFTWARE & SERVICES (1.8%)
Cisco Systems, Inc. (b). . . . . . . . . .   21,500     281,650
Electronics for Imaging, Inc. (b). . . . .   13,500     219,524
Microsoft Corp. (b). . . . . . . . . . . .    3,400     175,780
SanDisk Corp. (b). . . . . . . . . . . . .    2,000      40,600
                                                     ----------
                                                        717,554
                                                     ----------

CONSUMER PRODUCTS (4.7%)
Kimberly-Clark Corp. . . . . . . . . . . .   16,900     802,243
Philip Morris Cos., Inc. . . . . . . . . .   15,400     624,162
Sara Lee Corp. . . . . . . . . . . . . . .   19,700     443,447
                                                     ----------
                                                      1,869,852
                                                     ----------

CONTAINERS & PACKAGING (1.1%)
Sealed Air Corp. (b) . . . . . . . . . . .   11,600     432,680
                                                     ----------

ELECTRONICS (1.7%)
Credence Systems Corp. (b) . . . . . . . .   25,500     237,915
Flextronics International Ltd. (b) . . . .   39,500     323,505
Jabil Circuit, Inc. (b). . . . . . . . . .    6,353     113,846
                                                     ----------
                                                        675,266
                                                     ----------

ENTERTAINMENT (1.9%)
The Walt Disney Co.. . . . . . . . . . . .   44,800     730,688
                                                     ----------

FINANCIAL SERVICES (5.6%)
Ambac Financial Group, Inc.. . . . . . . .    6,100     343,064
Capital One Financial Corp.. . . . . . . .    3,900     115,908
Fannie Mae . . . . . . . . . . . . . . . .    2,300     147,959
Freddie Mac. . . . . . . . . . . . . . . .   17,000   1,003,850
Goldman Sachs Group, Inc.. . . . . . . . .    2,500     170,250
Merrill Lynch & Co., Inc.. . . . . . . . .    8,900     337,755
Stilwell Financial, Inc. . . . . . . . . .    3,600      47,052
Washington Mutual, Inc.. . . . . . . . . .    1,100      37,983
                                                     ----------
                                                      2,203,821
                                                     ----------

HEALTHCARE (1.7%)
Aetna, Inc.. . . . . . . . . . . . . . . .   16,000     657,920
                                                     ----------

INSURANCE (4.1%)
The Allstate Corp. . . . . . . . . . . . .   17,500  $  647,325
The Chubb Corp.. . . . . . . . . . . . . .    9,100     475,020
Torchmark Corp.. . . . . . . . . . . . . .    8,400     306,852
Travelers Property Casualty Corp.
Class B (b). . . . . . . . . . . . . . . .    8,775     128,554
Unum Provident Corp. . . . . . . . . . . .    3,700      64,898
                                                     ----------
                                                      1,622,649
                                                     ----------

MANUFACTURING (0.7%)
Cognex Corp. (b) . . . . . . . . . . . . .   14,400     265,392
                                                     ----------

METALS & MINING (1.8%)
Barrick Gold Corp. . . . . . . . . . . . .    7,400     114,034
Freeport-McMoRan
Copper & Gold, Inc.(b) . . . . . . . . . .   16,400     275,192
Placer Dome, Inc.. . . . . . . . . . . . .   13,100     150,650
United States Steel Corp.. . . . . . . . .   12,800     167,936
                                                     ----------
                                                        707,812
                                                     ----------

OIL & GAS (13.7%)
BP PLC ADR . . . . . . . . . . . . . . . .   23,300     947,145
ChevronTexaco Corp.. . . . . . . . . . . .    3,100     206,088
ConocoPhillips . . . . . . . . . . . . . .   14,426     698,074
Diamond Offshore Drilling, Inc.. . . . . .   24,100     526,585
Halliburton Co.. . . . . . . . . . . . . .   79,476   1,486,996
Schlumberger Ltd.. . . . . . . . . . . . .   36,400   1,532,076
                                                     ----------
                                                      5,396,964
                                                     ----------

PAPER & FOREST PRODUCTS (3.5%)
Boise Cascade Corp.. . . . . . . . . . . .   21,300     537,186
Georgia Pacific Corp.. . . . . . . . . . .   20,000     323,200
International Paper Co.. . . . . . . . . .   14,300     500,071
                                                     ----------
                                                      1,360,457
                                                     ----------

PHARMACEUTICALS (13.9%)
Baxter International, Inc. . . . . . . . .    5,500     154,000
Bristol-Myers Squibb Co. . . . . . . . . .   73,800   1,708,469
GlaxoSmithKline PLC ADR. . . . . . . . . .   15,400     576,884
Guidant Corp. (b). . . . . . . . . . . . .    4,700     144,995
Merck & Co., Inc.. . . . . . . . . . . . .    9,200     520,812
Pharmacia Corp.. . . . . . . . . . . . . .   18,177     759,799
Roche Hldgs Ltd. . . . . . . . . . . . . .    7,100     494,749
Schering-Plough Corp.. . . . . . . . . . .   29,000     643,800
Wyeth. . . . . . . . . . . . . . . . . . .   12,400     463,760
                                                     ----------
                                                      5,467,268
                                                     ----------

RESTAURANTS (1.2%)
McDonald's Corp. . . . . . . . . . . . . .   29,500     474,360
                                                     ----------

RETAIL (9.6%)
CVS Corp.. . . . . . . . . . . . . . . . .   21,900     546,843
Federated Department Stores, Inc. (b). . .   41,900   1,205,044
Gap, Inc.. . . . . . . . . . . . . . . . .   41,400     642,528
Kroger Co. (b) . . . . . . . . . . . . . .   67,300   1,039,785
Limited, Inc. (The). . . . . . . . . . . .   14,300     199,199
Safeway, Inc. (b). . . . . . . . . . . . .    7,300     170,528
                                                     ----------
                                                      3,803,927
                                                     ----------

TELECOMMUNICATIONS (7.0%)
AT&T Corp. . . . . . . . . . . . . . . . .   12,820     334,730
Sprint Corp. . . . . . . . . . . . . . . .  129,270   1,871,830
Verizon Communications, Inc. . . . . . . .   14,559     564,161
                                                     ----------
                                                      2,770,721
                                                     ----------

                                        33
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            COMSTOCK GVIT VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT (1.5%)
Andrew Corp. (b) . . . . . . . . . . .       4,500  $    46,260
Comverse Technology, Inc. (b). . . . .      14,300      143,286
JDS Uniphase Corp. (b) . . . . . . . .      17,200       42,484
Motorola, Inc. . . . . . . . . . . . .      32,000      276,800
Nokia Corp. ADR. . . . . . . . . . . .       5,300       82,150
                                                    -----------
                                                        590,980
                                                    -----------

TRANSPORTATION & SHIPPING (0.7%)
Burlington Northern Santa Fe Corp. . .      10,700      278,307
                                                    -----------

UTILITIES (6.8%)
American Electric Power Co., Inc.. . .       5,200      142,116
Centerpoint Energy, Inc. . . . . . . .      55,600      472,600
Constellation Energy Group, Inc. . . .       7,100      197,522
Exelon Corp. . . . . . . . . . . . . .       5,600      295,512
IDACORP, Inc.. . . . . . . . . . . . .       4,600      114,218
Public Service Enterprise Group, Inc..      11,100      356,310
Reliant Resources, Inc. (b). . . . . .      37,612      120,358
Scottish Power PLC ADR . . . . . . . .       9,900      226,908
TXU Corp.. . . . . . . . . . . . . . .      39,500      737,860
                                                    -----------
                                                      2,663,404
                                                    -----------

TOTAL COMMON STOCKS                                  38,547,575
                                                    -----------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION . . . . . . . . .  PRINCIPAL   VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (1.9%)

Federal Home Loan Bank,
0.75%, 01/02/03. . . . . . . . . . . .  $  741,000  $   740,969
                                                    -----------
Total U.S. Government Agencies                          740,969
                                                    -----------

TOTAL INVESTMENTS
(COST $38,881,342) (A) - 99.7%                       39,288,544

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.3%                                   135,105
                                                    -----------

NET ASSETS - 100.0%                                 $39,423,649
                                                    -----------
                                                    -----------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
See  notes  to  financial  statements.

                                        34
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                     PRINCIPAL     VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (89.6%)

AEROSPACE & DEFENSE (0.5%)

ALLIANT TECHSYSTEMS, INC.,
8.50%, 5/15/11. . . . . . . . . . . . .  $  375,000  $  406,875
Anteon Corp., Sr. Sub. Note,
12.00%, 5/15/09 . . . . . . . . . . . .     419,000     458,805
                                                     ----------
                                                        865,680
                                                     ----------

AUTOMOTIVE (3.0%)
Accuride Corp., Series B,
9.25%, 2/1/08 . . . . . . . . . . . . .     175,000     102,375
American Axle & Manufacturing,
Sr. Sub. Note, 9.75%, 3/1/09. . . . . .     700,000     756,000
Arvin Industries, Inc., 7.13%, 3/15/09.     550,000     537,625
Arvinmeritor, Inc., 8.75%, 3/1/12 . . .     200,000     208,000
Collins and Aikman Products,
11.50%, 4/15/06 . . . . . . . . . . . .     250,000     211,250
Collins and Aikman Products,
10.75%, 12/31/11. . . . . . . . . . . .     550,000     525,250
Lear Corp., 8.11%, 5/15/09. . . . . . .   2,125,000   2,257,812
Lear Corp., Series B, 7.96%, 5/15/05. .     225,000     232,313
                                                     ----------
                                                      4,830,625
                                                     ----------

BEVERAGE & TOBACCO (0.9%)
Constellation Brands, Inc.,
8.00%, 2/15/08. . . . . . . . . . . . .     550,000     583,000
Cott Beverages, Inc., 8.00%, 12/15/11 .     500,000     528,750
Dimon, Inc., 8.88%, 6/1/06. . . . . . .     225,000     229,500
Dimon, Inc., 9.63%, 10/15/11. . . . . .     150,000     160,500
                                                     ----------
                                                      1,501,750
                                                     ----------

BROADCAST RADIO & TV (3.5%)
ACME Television LLC, Series B,
10.88%, 9/30/04 . . . . . . . . . . . .     150,000     153,750
Chancellor Media Corp., Series B,
8.13%, 12/15/07 . . . . . . . . . . . .     600,000     633,000
Chancellor Media Corp.,
Sr. Sub. Note, 8.00%, 11/1/08 . . . . .   1,900,000   2,063,875
Liberty Media Group, 7.75%, 7/15/09 . .     700,000     761,502
Lin Television Corp., 8.00%, 1/15/08. .     200,000     213,000
Panamsat Corp., 6.38%, 1/15/08. . . . .     250,000     245,000
Panamsat Corp., 8.50%, 2/1/12*. . . . .     925,000     901,875
Sinclair Broadcast Group,
8.75%, 12/15/11 . . . . . . . . . . . .     475,000     510,625
XM Satellite Radio, Inc.,
14.00%, 3/15/10 . . . . . . . . . . . .     200,000     137,000
                                                     ----------
                                                      5,619,627
                                                     ----------

BUILDING & DEVELOPMENT (1.9%)
American Builders & Contractors
Supply Co., 10.63%, 5/15/07 . . . . . .     250,000     263,750
Associated Materials, Inc.,
9.75%, 4/15/12. . . . . . . . . . . . .     475,000     501,125
Brand Services, Inc.,
12.00%, 10/15/12* . . . . . . . . . . .     500,000     525,000
Collins & Aikman Floorcove,
9.75%, 2/15/10. . . . . . . . . . . . .     450,000     452,250
NCI Building Systems, Inc.,
Series B, 9.25%, 5/1/09 . . . . . . . .     600,000     618,000
Nortek, Inc., 9.13%, 9/1/07 . . . . . .     450,000     463,500
WCI Communities, Inc.,
10.63%, 2/15/11 . . . . . . . . . . . .     250,000     243,750
                                                     ----------
                                                      3,067,375
                                                     ----------

BUSINESS EQUIPMENT & SERVICES (2.2%)
Buhrmann US, Inc.,
12.25%, 11/1/09                          $  950,000    $878,750
Global Imaging Systems,
10.75%, 2/15/07 . . . . . . . . . . . .     475,000     477,375
MDP Acquisitions, 9.63%, 10/1/12* . . .     550,000     577,500
MDP Acquisitions, 15.50%, 10/1/13*. . .     300,000     319,500
U.S. Office Products Co.,
Sr. Sub. Note, 0.00%, 6/15/08** . . . .     475,000       5,938
Xerox Corp., 9.75%, 1/15/09 * . . . . .   1,300,000   1,254,500
                                                     ----------
                                                      3,513,563
                                                     ----------

CABLE TELEVISION (3.4%)
Charter Communications Holdings,
0.00%, 1/15/11. . . . . . . . . . . . .   1,425,000     349,125
Charter Communications Holdings,
10.00%, 5/15/11 . . . . . . . . . . . .     450,000     200,250
Charter Communications Holdings,
Sr. Disc Note, 0.00%, 4/1/11. . . . . .   2,675,000     949,625
CSC Holdings, Inc., 7.88%, 12/15/07 . .     850,000     824,500
CSC Holdings, Inc., 8.13%, 7/15/09. . .     850,000     824,500
CSC Holdings, Inc., 9.88%, 2/15/13. . .     250,000     248,750
Echostar DBS Corp., 9.38%, 2/1/09 . . .     500,000     532,500
Lenfest Communications, Inc.,
10.50%, 6/15/06 . . . . . . . . . . . .     375,000     406,875
Lenfest Communications, Inc.,
8.25%, 2/15/08. . . . . . . . . . . . .     100,000     104,750
NTL, Inc., 0.00%, 10/1/08** . . . . . .   1,350,000     141,750
NTL, Inc., Series B, 0.00%, 4/1/08**. .   2,550,000     267,750
Quebecor Media, Inc.,
0.00%, 7/15/11. . . . . . . . . . . . .     425,000     240,125
Quebecor Media, Inc.,
11.13%, 7/15/11 . . . . . . . . . . . .     400,000     370,000
UIH Australia/Pacific,
Series B, 0.00%, 5/15/06**. . . . . . .     200,000       1,000
                                                     ----------
                                                      5,461,500
                                                     ----------

CHEMICALS & PLASTICS (2.8%)
Compass Mineral Group,
10.00%, 8/15/11 . . . . . . . . . . . .     400,000     440,000
Equistar Chemical, 10.125%, 9/1/08. . .     600,000     549,000
FMC Corp., 10.25%, 11/1/09* . . . . . .     400,000     434,000
Foamex, 9.88%, 6/15/07. . . . . . . . .     450,000     132,750
Foamex, 10.75%, 4/1/09* . . . . . . . .     275,000     193,875
Foamex, Sr. Sub. Note,
13.50%, 8/15/05 . . . . . . . . . . . .     375,000     114,375
General Chemical Industries,
Sr. Note, 10.63%, 5/1/09. . . . . . . .     400,000     246,000
Huntsman Corp., 10.13%, 7/1/09. . . . .     900,000     751,500
Lyondell Chemical Co.,
9.63%, 5/1/07 . . . . . . . . . . . . .     325,000     312,813
Lyondell Chemical Co.,
9.50%, 12/15/08 . . . . . . . . . . . .     350,000     327,250
Lyondell Chemical Co.,
10.88%, 5/1/09. . . . . . . . . . . . .     950,000     807,500
Texas Petrochem Corp.,
11.13%, 7/1/06. . . . . . . . . . . . .     400,000     246,000
                                                     ----------
                                                      4,555,063
                                                     ----------

                                        35
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                     PRINCIPAL     VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

CLOTHING & TEXTILES (0.7%)
GFSI, Inc., Series B,
9.63%, 3/1/07 . . . . . . . . . . . . .  $  525,000  $  422,625
Glenoit Corp., Sr. Sub. Note,
0.00%, 4/15/07 ** . . . . . . . . . . .     125,000           1
William Carter, 10.88%, 8/15/11 . . . .     650,000     711,750
                                                     ----------
                                                      1,134,376
                                                     ----------

CONGLOMERATES (0.4%)
Eagle-Picher Industries, Inc.,
Sr. Sub. Note, 9.38%, 3/1/08. . . . . .     850,000     599,250
                                                     ----------

CONSUMER PRODUCTS (5.5%)
Albecca, Inc., Sr. Sub. Note,
10.75%, 8/15/08 . . . . . . . . . . . .     500,000     539,375
Amercian Achievement Corp,
11.63%, 1/1/07. . . . . . . . . . . . .     675,000     718,875
American Greetings, 11.75%, 7/15/08 . .     625,000     684,375
Amscan Holdings, Inc.,
9.88%, 12/15/07 . . . . . . . . . . . .     550,000     514,250
Armkel Finance, Inc., 9.50%, 8/15/09. .     625,000     679,688
Chattem, Inc., Sr. Sub. Note,
Series B, 8.88%, 4/1/08 . . . . . . . .     525,000     543,375
Diamond Brands, Inc.,
Sr. Disc. Note, 0.00%, 4/15/09**. . . .      50,000           5
Icon Health & Fitness, 11.25%, 4/1/12 .     275,000     240,625
Josten's, Inc., 12.75%, 5/1/10. . . . .     675,000     769,500
Levi Straus, 11.63%, 1/15/08. . . . . .     750,000     731,250
Levi Straus, 12.25%, 12/15/12 * . . . .     300,000     295,500
PCA International, Inc.,
11.88%, 8/1/09* . . . . . . . . . . . .     575,000     572,125
Playtex Products, Inc., 9.38%, 6/1/11 .     700,000     766,500
Sealy Mattress Co., Sr. Disc.
Note, Series B, 10.88%, 12/15/07. . . .      75,000      73,125
Sealy Mattress Co., Sr. Sub. Note,
Series B, 9.88%, 12/15/07 . . . . . . .     300,000     292,500
Sleepmaster LLC, 0.00%, 5/15/09** . . .     175,000      28,875
True Temper Sports, Inc.,
Series B, 10.88%, 12/1/08 . . . . . . .     350,000     362,250
United Industries, Series B,
9.88%, 4/1/09 . . . . . . . . . . . . .     875,000     888,124
Volume Services America, Inc.,
Sr. Sub. Note, 11.25%, 3/1/09 . . . . .     250,000     238,750
                                                     ----------
                                                      8,939,067
                                                     ----------

CONTAINER & GLASS PRODUCTS (4.1%)
Alltrista Corp., 9.75%, 5/1/12. . . . .     425,000     435,625
Berry Plastics, 10.75%, 7/15/12 . . . .     450,000     477,000
Graham Packaging, 5.55%, 1/15/08. . . .     500,000     422,500
Graham Packaging, 8.75%, 1/15/08 *. . .     450,000     438,750
Greif Bros Corp., 8.88%, 8/1/12 . . . .     350,000     372,750
Huntsman Packaging Corp.,
13.00%, 6/1/10. . . . . . . . . . . . .     725,000     656,125
Owens-Brockway Glass Container,
8.88%, 2/15/09. . . . . . . . . . . . .     300,000     309,000
Owens-Illinois, Inc., 7.85%, 5/15/04. .      75,000      74,250
Owens-Illinois, Inc., 8.10%, 5/15/07. .     325,000     315,250
Owens-Illinois, Inc., 7.35%, 5/15/08. .     300,000     280,500
Owens-Illinois, Inc., Sr. Note,
7.15%, 5/15/05. . . . . . . . . . . . .     850,000     828,750
Plastipak Holdings, Inc.,
10.75%, 9/1/11. . . . . . . . . . . . .     325,000     344,500
Corporate Bonds (continued)
Container & Glass Products (continued)
Pliant Corp., 13.00%, 6/1/10                325,000    $294,125
Russell Stanley Holdings, Inc.,
9.00%, 11/30/08*. . . . . . . . . . . .      29,248      13,381
Smurfit-Stone Container,
8.25%, 10/1/12* . . . . . . . . . . . .     450,000     463,500
Tekni-Plex, Inc., 12.75%, 6/15/10*. . .     275,000     251,625
Tekni-Plex, Inc., Sr. Sub. Note,
12.75%, 6/15/10 . . . . . . . . . . . .     725,000     663,375
                                                     ----------
                                                      6,641,006
                                                     ----------

ECOLOGICAL SERVICES & EQUIPMENT (2.8%)
Allied Waste North America, Inc.,
8.88%, 4/1/08 . . . . . . . . . . . . .     750,000     765,000
Allied Waste North America, Inc.,
7.88%, 1/1/09 . . . . . . . . . . . . .     200,000     200,000
Allied Waste North America, Inc.,
10.00%, 8/1/09. . . . . . . . . . . . .   1,800,000   1,800,000
Allied Waste North America, Inc.,
Sr. Note, Series B, 7.63%, 1/1/06 . . .     950,000     945,250
Allied Waste North America,
Series B, 8.50%, 12/1/08. . . . . . . .     225,000     227,250
Synagro Technologies, Inc.,
9.50%, 4/1/09 . . . . . . . . . . . . .     550,000     576,125
                                                     ----------
                                                      4,513,625
                                                     ----------

ELECTRONICS (1.7%)
Fairchild Corp., Sr. Note,
10.38%, 10/1/07 . . . . . . . . . . . .     700,000     738,500
Ingram Micro, Inc., 9.88%, 8/15/08. . .     725,000     768,500
Seagate Tech, 8.00%, 5/15/09 *. . . . .     575,000     592,250
Stoneridge, INC., 11.50%, 5/1/12. . . .     750,000     716,250
                                                     ----------
                                                      2,815,500
                                                     ----------

FOOD & DRUG RETAIL (0.0%)
Jitney-Jungle Stores of America, Inc.,
Sr. Sub. Note, 0.00%, 9/15/07** . . . .     100,000           0
                                                     ----------

FOOD PRODUCTS (3.2%)
Agrilink Foods, Inc., Sr. Note,
11.88%, 11/1/08 . . . . . . . . . . . .     675,000     729,000
American Seafood Group, Inc.,
10.13%, 4/15/10 . . . . . . . . . . . .     725,000     743,125
B&G Foods, Inc., 9.63%, 8/1/07. . . . .     300,000     310,500
Del Monte Corp., 9.25%, 5/15/11 . . . .     700,000     731,500
Del Monte Corp., 8.63%, 12/15/12* . . .     375,000     382,500
Eagle Family Foods, Inc.,
Series B, 8.75%, 1/15/08. . . . . . . .     250,000     171,250
Land O Lakes, Inc., 8.75%, 11/15/11 . .     400,000     226,000
Michael Foods, 11.75%, 4/1/11 . . . . .     600,000     675,000
New World Pasta Co., 9.25%, 2/15/09 . .     500,000     252,500
Pilgrim's Pride Corp.,
9.63%, 9/15/11. . . . . . . . . . . . .     225,000     210,375
Smithfield Foods, Inc.,
8.00%, 10/15/09 . . . . . . . . . . . .     350,000     358,750
Swift & Co., 10.13%, 10/1/09* . . . . .     375,000     356,250
                                                     ----------
                                                      5,146,750
                                                     ----------

                                        36
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                     PRINCIPAL     VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

FOOD SERVICES (0.8%)
Advantica Restaurant Group, Inc.,
11.25%, 1/15/08                        $   425,000   $  325,125
Buffets, Inc., 11.25%, 7/15/10 *. . . .    425,000      403,750
Carrols Corp., Sr. Sub. Note,
9.50%, 12/1/08. . . . . . . . . . . . .    675,000      590,625
                                                      1,319,500
                                                     ----------

FOREST PRODUCTS (2.5%)
Georgia Pacific Corp., 7.50%, 5/15/06 .    500,000      480,000
Georgia Pacific Corp.,
8.13%, 5/15/11. . . . . . . . . . . . .  2,025,000    1,933,875
Riverwood International Co.,
10.63%, 8/1/07. . . . . . . . . . . . .    400,000      414,000
Riverwood International Co.,
10.88%, 4/1/08. . . . . . . . . . . . .    425,000      431,375
Stone Container Corp.,
9.75%, 2/1/11 . . . . . . . . . . . . .    775,000      837,000
                                                     ----------
                                                      4,096,250
                                                     ----------

GAMING (7.0%)
Boyd Gaming Corp., 8.75%, 4/15/12 . . .    525,000      553,875
Boyd Gaming Corp., 7.75%, 12/15/12* . .    375,000      373,125
Coast Hotels and Casinos, Inc.,
9.50%, 4/1/09 . . . . . . . . . . . . .    500,000      533,750
Hard Rock Hotel, Inc., 9.25%, 4/1/05. .    600,000      612,000
Harrah's Operating Co., Inc.,
7.88%, 12/15/05 . . . . . . . . . . . .    825,000      884,813
Isle of Capri Casinos, 9.00%, 3/15/12 .    425,000      443,063
Mandalay Resort Group,
10.25%, 8/1/07. . . . . . . . . . . . .  1,075,000    1,181,155
Mandalay Resort Group,
9.50%, 8/1/08 . . . . . . . . . . . . .    250,000      278,125
Mandalay Resort Group,
9.38%, 2/15/10. . . . . . . . . . . . .    175,000      188,125
MGM Grand, Inc., 9.75%, 6/1/07. . . . .  1,475,000    1,637,249
MGM Grand, Inc., 8.50%, 9/15/10 . . . .    350,000      385,875
Mohegan Tribal Gaming,
8.00%, 4/1/12 . . . . . . . . . . . . .    400,000      421,000
Park Place Entertainment,
9.38%, 2/15/07. . . . . . . . . . . . .    200,000      214,000
Park Place Entertainment,
7.88%, 3/15/10. . . . . . . . . . . . .    525,000      536,813
Park Place Entertainment,
8.13%, 5/15/11. . . . . . . . . . . . .    925,000      963,156
Penn National Gaming, Inc.,
11.13%, 3/1/08. . . . . . . . . . . . .    525,000      574,875
Sun International Hotels Ltd.,
8.88%, 8/15/11. . . . . . . . . . . . .    500,000      515,000
Venitian Casino/LV Sands,
11.00%, 6/15/10*. . . . . . . . . . . .    700,000      735,000
Wynn Las Vegas LLC Corp.,
12.00%, 11/1/10 . . . . . . . . . . . .    375,000      378,750
                                                    -----------
                                                     11,409,749
                                                    -----------

HEALTHCARE (7.5%)
Advanced Medical Optics,
9.25%, 7/15/10. . . . . . . . . . . . .    600,000      621,000
Alaris Medical Systems,
9.75%, 12/1/06. . . . . . . . . . . . .    125,000      126,875
Alaris Medical Systems,
11.63%, 12/1/06 . . . . . . . . . . . .    450,000      510,750
Alliance Imaging,
10.38%, 4/15/11                            875,000      844,375
Columbia/HCA Healthcare Corp.,
6.91%, 6/15/05. . . . . . . . . . . . .    950,000    1,003,561
CONMED Corp., 9.00%, 3/15/08. . . . . .    600,000      627,000
Extendicare Health Services,
9.50%, 7/1/10*. . . . . . . . . . . . .    350,000      341,250
Fisher Scientific International, Inc.,
9.00%, 2/1/08 . . . . . . . . . . . . .    575,000      603,750
Fisher Scientific International, Inc.,
9.00%, 2/1/08 . . . . . . . . . . . . .    525,000      551,250
Hanger Orthopedic Group, Inc.,
10.38%, 2/15/09 . . . . . . . . . . . .    450,000      470,250
Hanger Orthopedic Group, Inc.,
11.25%, 6/15/09 . . . . . . . . . . . .    575,000      595,125
HCA, Inc., 8.75%, 9/1/10. . . . . . . .    950,000    1,090,923
HCA, Inc., 7.88%, 2/1/11. . . . . . . .    375,000      418,721
Hudson Respiratory Care, Inc.,
9.13%, 4/15/08**. . . . . . . . . . . .    150,000       75,750
Kinetic Concepts, Inc., Sr. Sub. Note,
Series B, 9.63%, 11/1/07. . . . . . . .  1,050,000    1,097,249
Magellan Health Services,
9.00%, 2/15/08. . . . . . . . . . . . .    425,000      108,375
Magellan Health Services,
9.38%, 11/15/07*. . . . . . . . . . . .    450,000      353,250
Manor Care, Inc., 8.00%, 3/1/08 . . . .    575,000      607,344
Sybron Dental Specialties, Inc.,
8.13%, 6/15/12. . . . . . . . . . . . .    475,000      482,125
Tenet Healthcare Corp.,
5.38%, 11/15/06 . . . . . . . . . . . .    300,000      277,875
Tenet Healthcare Corp.,
6.38%, 12/1/11. . . . . . . . . . . . .    175,000      157,500
Triad Hospitals, Inc., 8.75%, 5/1/09. .    250,000      268,750
US Oncology, Inc., 9.63%, 2/1/12. . . .    325,000      333,125
Vanguard Health Systems,
9.75%, 8/1/11 . . . . . . . . . . . . .    750,000      723,750
                                                    -----------
                                                     12,289,923
                                                    -----------

HOTELS, MOTELS & INNS (4.6%)
Courtyard By Marriott, Series B,
10.75%, 2/1/08. . . . . . . . . . . . .    475,000      485,688
Felcor Lodging LP, 9.50%, 9/15/08 . . .    300,000      304,500
Felcor Lodging LP, 8.50%, 6/1/11. . . .    200,000      196,000
Florida Panthers Holdings,
Sr. Sub. Note, 9.88%, 4/15/09 . . . . .    500,000      522,500
Hilton Hotels Corp., 7.63%, 5/15/08 . .    250,000      252,813
Hilton Hotels Corp., 8.25%, 2/15/11 . .    550,000      576,125
Hilton Hotels Corp., 7.63%, 12/1/12 . .    400,000      401,000
HMH Properties, Inc., Series C,
8.45%, 12/1/08. . . . . . . . . . . . .    800,000      796,000
HMH Properties, Inc., Sr. Note,
Series A, 7.88%, 8/1/05 . . . . . . . .    100,000       99,000
HMH Properties, Inc., Sr. Note,
Series B, 7.88%, 8/1/08 . . . . . . . .    750,000      727,500
ITT Corp., 6.75%, 11/15/05. . . . . . .    900,000      892,124
Meristar Hospitality Corp.,
10.50%, 6/15/09 . . . . . . . . . . . .    200,000      185,000
Meristar Hospitality Corp.,
9.13%, 1/15/11. . . . . . . . . . . . .    500,000      437,500
RFS Partnership, L.P., 9.75%, 3/1/12. .    300,000      307,500

                                        37
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                      PRINCIPAL     VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

HOTELS, MOTELS & INNS (CONTINUED)

Starwood Hotels Resorts,
7.38%, 5/1/07* . . . . . . . . . . . . .  $  875,000  $  864,062
Starwood Hotels Resorts,
7.88%, 5/1/12* . . . . . . . . . . . . .     450,000     446,625
                                                      ----------
                                                       7,493,937
                                                      ----------

INDUSTRIAL PRODUCTS & EQUIPMENT (3.7%)
Amphenol Corp., 9.88%, 5/15/07 . . . . .     105,000     109,988
Cabot Safety Corp., Sr. Sub. Note,
12.50%, 7/15/05. . . . . . . . . . . . .     300,000     301,500
Euramax International PLC,
11.25%, 10/1/06. . . . . . . . . . . . .     600,000     618,000
Hexcel Corp., 9.75%, 1/15/09 . . . . . .     650,000     549,250
MMI Products, Inc., Series B,
11.25%, 4/15/07. . . . . . . . . . . . .     700,000     647,500
Neenah Corp., Series B,
11.13%, 5/1/07 . . . . . . . . . . . . .     400,000     128,000
Neenah Corp., Series F,
11.13%, 5/1/07 . . . . . . . . . . . . .     350,000     112,000
Transcont Gas Pipe Corp.,
7.00%, 8/15/11 . . . . . . . . . . . . .     150,000     135,750
Tyco International Group,
5.80%, 8/1/06. . . . . . . . . . . . . .   1,275,000   1,193,718
Unifrax Investment Corp.,
10.50%, 11/1/03. . . . . . . . . . . . .     430,000     432,150
Wesco Distribution, Inc., Sr. Sub.
Note, Series B, 9.13%, 6/1/08, . . . . .     700,000     563,500
Williams Cos., Inc., 6.50%, 8/1/06 . . .     475,000     330,125
Williams Cos., Inc., 7.63%, 7/15/19. . .     325,000     203,125
Williams Cos., Inc., 7.88%, 9/1/21 . . .   1,000,000     625,000
                                                      ----------
                                                       5,949,606
                                                      ----------

LEISURE & ENTERTAINMENT (3.0%)
AMC Entertainment, Inc.,
9.50%, 3/15/09 . . . . . . . . . . . . .     125,000     123,750
AMC Entertainment, Inc.,
9.88%, 2/1/12. . . . . . . . . . . . . .     675,000     668,250
AMF Bowling Worldwide, Inc.,
13.00%, 2/28/08* . . . . . . . . . . . .     525,000     540,750
Intrawest Corp., 10.50%, 2/1/10. . . . .     300,000     313,500
Intrawest Corp., 10.50%, 2/1/10 *. . . .     275,000     287,375
Premier Parks, Inc., 9.75%, 6/15/07. . .     525,000     514,500
Premier Parks, Inc., 0.00%, 4/1/08 . . .   1,825,000   1,761,125
Regal Cinemas, Inc., 9.38%, 2/1/12 . . .     700,000     747,250
                                                      ----------
                                                       4,956,500
                                                      ----------

MACHINERY & EQUIPMENT (2.2%)
Agco Corp., 9.50%, 5/1/08. . . . . . . .     750,000     813,750
Briggs & Stratton Corp.,
8.88%, 3/15/11 . . . . . . . . . . . . .     350,000     379,750
Clark Materials Handling, Inc.,
Sr. Note, Series D, 0.00%, 11/15/06**. .     100,000          10
Columbus Mckinnon Corp.,
Sr. Sub. Note, 8.50%, 4/1/08 . . . . . .     600,000     435,000
Grant Prideco Escrow,
9.00%, 12/15/09* . . . . . . . . . . . .     175,000     182,875
Simonds Industries, Inc.,
0.00%, 7/1/08**. . . . . . . . . . . . .     450,000     137,250
United Rentals, Inc., 10.75%, 4/15/08. .   1,475,000   1,467,625
United Rentals, Inc., Sr. Sub. Note,
Series B, 9.00%, 4/1/09. . . . . . . . .     250,000     202,500
                                                      ----------
                                                       3,618,760
                                                      ----------

OIL & GAS (3.6%)
BRL UNIVERSAL EQUIPMENT,
8.88%, 2/15/08 . . . . . . . . . . . . .     250,000     258,750
Compton Petroleum Corp.,
9.90%, 5/15/09 . . . . . . . . . . . . .     425,000     448,375
Continental Resources, Inc.,
Sr. Sub. Note, 10.25%, 8/1/08. . . . . .     575,000     514,625
Dresser, Inc., 9.38%, 4/15/11. . . . . .     475,000     482,125
Forest Oil Corp., 8.00%, 6/15/08 . . . .     150,000     159,000
Forest Oil Corp., Sr. Sub. Note,
10.50%, 1/15/06. . . . . . . . . . . . .     375,000     399,375
Lone Star Technologies, Inc.,
9.00%, 6/1/11. . . . . . . . . . . . . .     600,000     549,000
Magnum Hunter Resources,
9.60%, 3/15/12 . . . . . . . . . . . . .     250,000     266,250
Petroleum Helicoptors, 9.38%, 5/1/09 . .     475,000     501,125
Pogo Producing Co., Series B,
10.38%, 2/15/09. . . . . . . . . . . . .     475,000     517,750
Rexnord Corp., 10.125%, 12/15/12 * . . .     675,000     702,000
Swift Energy Co., 9.38%, 5/1/12. . . . .     450,000     438,750
Tesoro Petroleum Corp.,
9.63%, 11/1/08 . . . . . . . . . . . . .     875,000     564,375
                                                      ----------
                                                       5,801,500
                                                      ----------

PRINTING & PUBLISHING (4.2%)
Advanstar Communications, Inc.,
12.00%, 2/15/11. . . . . . . . . . . . .     800,000     628,000
Advanstar, Inc., Series B,
0.00%, 10/15/11. . . . . . . . . . . . .     150,000      48,375
American Media Operation,
10.25%, 5/1/09 . . . . . . . . . . . . .     650,000     676,000
Dex Media East LLC/Fin,
12.13%, 11/15/12*. . . . . . . . . . . .   1,075,000   1,195,938
Hollinger International, Inc.,
Sr. Sub. Note, 9.25%, 3/15/07. . . . . .     225,000     235,125
Lamar Media Corp., 7.25%, 1/1/13 * . . .     500,000     510,000
Primedia, Inc., 8.50%, 2/1/06. . . . . .     325,000     305,500
RH Donnelly Fin Corp.,
10.88%, 12/15/12*. . . . . . . . . . . .     575,000     629,625
Vertis, Inc., 10.88%, 6/15/09. . . . . .     625,000     656,250
Vertis, Inc., 10.88%, 6/15/09 *. . . . .     450,000     472,500
Von Hoffmann Corp., 10.25%, 3/15/09. . .     175,000     166,250
Xerox Capital Europe, 5.88%, 5/15/04 . .     325,000     310,375
Yell Finance BV, 0.00%, 8/1/11 . . . . .     825,000     589,875
Yell Finance BV, 10.75%, 8/1/11. . . . .     425,000     465,375
Ziff Davis Media, Inc., 12.00%, 8/12/09.      38,000      12,160
                                                      ----------
                                                       6,901,348
                                                      ----------

RETAILERS (2.1%)
Advance Stores Co., Inc.,
10.25%, 4/15/08. . . . . . . . . . . . .     375,000     397,500
Penney (J.C.) Co., Inc.,
7.60%, 4/1/07. . . . . . . . . . . . . .     650,000     654,062
Penney (J.C.) Co., Inc.,
9.00%, 8/1/12* . . . . . . . . . . . . .     629,000     643,153
Michaels Stores, Inc., 9.25%, 7/1/09 . .     400,000     423,000
Mothers Work, Inc., 11.25%, 8/1/10*. . .     300,000     321,000
Russell Corp., 9.25%, 5/1/10 . . . . . .     525,000     568,313
United Auto Group, Inc.,
9.63%, 3/15/12*. . . . . . . . . . . . .     350,000     341,250
                                                      ----------
                                                       3,348,278
                                                      ----------

                                        38
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                              PRINCIPAL     VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

SERVICES (0.9%)
Coinmach Corp., 9.00%, 2/1/10                  $    300,000      $316,500
Salt Holdings Corp., 0.00%, 12/15/12*. . . . . .    500,000       272,500
Sitel Corp., Sr. Sub. Note,
9.25%, 3/15/06 . . . . . . . . . . . . . . . . .    475,000       434,625
The Brickman Group Ltd.,
11.75%, 12/15/09*. . . . . . . . . . . . . . . .    475,000       498,750
                                                               ----------
                                                                1,522,375
                                                               ----------

STEEL (0.3%)
Republic Technologies International,
0.00%, 7/15/09** . . . . . . . . . . . . . . . .    200,000         8,500
Ryerson Tull, Inc., 9.13%, 7/15/06 . . . . . . .    525,000       464,625
                                                               ----------
                                                                  473,125
                                                               ----------

SURFACE TRANSPORTATION (1.1%)
Allied Holdings, Inc., Sr. Note,
Series B, 8.63%, 10/1/07 . . . . . . . . . . . .    575,000       445,625
Holt Group, 0.00%, 1/15/06 **. . . . . . . . . .     50,000         1,563
Stena AB, 10.50%, 12/15/05 . . . . . . . . . . .    175,000       181,125
Stena AB, 8.75%, 6/15/07 . . . . . . . . . . . .    800,000       804,000
Stena AB, 9.63%, 12/1/12 * . . . . . . . . . . .    300,000       310,500
                                                               ----------
                                                                1,742,813
                                                               ----------

TELECOMMUNICATIONS & CELLULAR (5.7%)
Airgate PCS, Inc., 0.00%, 10/1/09. . . . . . . .    750,000        86,250
Alamosa PCS Holdings, Inc.,
0.00%, 2/15/10 . . . . . . . . . . . . . . . . .  1,200,000       222,000
AT&T Wireless Services, Inc.,
7.88%, 3/1/11. . . . . . . . . . . . . . . . . .    600,000       601,500
Block Communications, Inc.,
9.25%, 4/15/09 . . . . . . . . . . . . . . . . .    425,000       437,750
Echostar Dbs Corp.,
10.38%, 10/1/07. . . . . . . . . . . . . . . . .  1,100,000     1,190,749
Global Crossing Holding Ltd.,
0.00%, 11/15/09**. . . . . . . . . . . . . . . .    950,000        32,063
Horizon PCS, Inc., 13.75%, 6/15/11 . . . . . . .    425,000        82,875
Millicom International Cellular SA,
13.50%, 6/1/06 . . . . . . . . . . . . . . . . .    450,000       220,500
Nextel Communications, Inc.,
10.65%, 9/15/07. . . . . . . . . . . . . . . . .  1,000,000       965,000
Nextel Communications, Inc.,
0.00%, 2/15/08 . . . . . . . . . . . . . . . . .  1,075,000       983,625
Nextel Communications, Inc.,
9.38%, 11/15/09. . . . . . . . . . . . . . . . .  2,175,000     1,984,687
Nextel Partners, Inc., 0.00%, 2/1/09 . . . . . .     81,000        61,155
Nextel Partners, Inc., 11.00%, 3/15/10 . . . . .    450,000       389,250
Rogers Cantel, Inc., 8.80%, 10/1/07. . . . . . .    475,000       406,125
Telecorp PCS, Inc., 0.00%, 4/15/09 . . . . . . .    500,000       466,250
Tritel PCS, Inc., 0.00%, 5/15/09 . . . . . . . .    504,000       472,500
Triton PCS, Inc., Sr. Sub. Note,
0.00%, 5/1/08. . . . . . . . . . . . . . . . . .    300,000       259,500
Voicestream Wireless Corp.,
0.00%, 11/15/09. . . . . . . . . . . . . . . . .    569,000       485,073
                                                               ----------
                                                                9,346,852
                                                               ----------

UTILITIES (3.8%)
Caithness Coso Fund, Sr. Note,
Series B, 9.05%, 12/15/09. . . . . . . . . . . .    955,472       941,140
Calpine Corp., 8.50%, 5/1/08 . . . . . . . . . .  1,125,000       511,875
Calpine Corp., 8.50%, 2/15/11. . . . . . . . . .  2,450,000     1,102,499
CMS Energy Corp., 8.90%, 7/15/08 . . . . . . . .    475,000       425,125
CMS Energy Corp.,
8.50%, 4/15/11 . . . . . . . . . . . . . . . . .    675,000       577,125
CMS Energy Corp., Sr. Note,
7.50%, 1/15/09 . . . . . . . . . . . . . . . . .    525,000       448,875
EL Paso Energy Partners,
8.50%, 6/1/11. . . . . . . . . . . . . . . . . .    275,000       254,375
EL Paso Energy Partners,
10.63%, 12/1/12* . . . . . . . . . . . . . . . .    250,000       253,750
Illinois Power Corp.,
11.50%, 12/15/10*. . . . . . . . . . . . . . . .    500,000       487,400
PSEG Energy Holdings,
8.63%, 2/15/08 . . . . . . . . . . . . . . . . .    850,000       689,563
PSEG Energy Holdings,
10.00%, 10/1/09. . . . . . . . . . . . . . . . .    625,000       517,969
                                                               ----------
                                                                6,209,696
                                                               ----------

TOTAL CORPORATE BONDS                                         145,684,969
                                                              -----------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION . . . . . . . . . . . . . .  SHARES     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (0.0%)

CONTAINER & GLASS PRODUCTS (0.0%)
Russell Stanley Holdings, Inc. . . . . . . . . .      4,000             0
                                                               ----------

LEISURE & ENTERTAINMENT (0.0%)
AMF Bowling Worldwide, Inc.. . . . . . . . . . .        353         6,623
                                                               ----------

PRINTING & PUBLISHING (0.0%)
Ziff Davis Media, Inc. . . . . . . . . . . . . .         12             0
                                                               ----------

TELECOMMUNICATIONS & CELLULAR (0.0%)
Call-Net Enterprises, Inc. Class B . . . . . . .     10,292         6,381
                                                               ----------

TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS (0.0%)
Viatel Holding (Bermuda) Ltd.. . . . . . . . . .      1,922           980
                                                               ----------

TOTAL COMMON STOCKS                                                13,984
                                                               ----------

PREFERRED STOCKS (1.2%)

BROADCAST RADIO & TV (0.7%)
Sinclair Broadcast Group, Inc.,
PIK, HYTOPS, 11.63%. . . . . . . . . . . . . . .     10,175     1,098,900
                                                               ----------

CABLE TELEVISION (0.0%)
Pegasus Communications, 12.75% . . . . . . . . .          0            37
                                                               ----------

HEALTHCARE (0.0%)
River Holdings Corp., Series B,
PIK, 11.50%. . . . . . . . . . . . . . . . . . .        825         4,331
                                                               ----------

PRINTING & PUBLISHING (0.5%)
Primedia, Inc., Series D, 10.00% . . . . . . . .      2,625       164,063
Primedia, Inc., Series E, 9.20%. . . . . . . . .      8,000       500,000
Primedia, Inc., Series H, 8.63%. . . . . . . . .      3,650       228,125
                                                               ----------
                                                                  892,188
                                                               ----------

TELECOMMUNICATIONS & CELLULAR (0.0%)
McLeodUSA, Inc., Series A, 2.50% . . . . . . . .      4,671        19,151
                                                               ----------

TOTAL PREFERRED STOCKS                                          2,014,607
                                                               ----------

                                        39
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      FEDERATED GVIT HIGH INCOME BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------------------------------------

WARRANTS (0.0%)

BROADCAST RADIO & TV (0.0%)
Loral Space & Communications,
expiring 12/26/06                       4,070          $407
XM Satellite Radio,
expiring 03/15/10*                        300           300
                                                 ----------
                                                        707
                                                 ----------

CONSUMER PRODUCTS (0.0%)
Jostens, Inc., expiring 05/01/10*         300        10,275
                                                 ----------

CONTAINER & GLASS PRODUCTS (0.0%)
Pliant Corp., expiring 06/01/10*          275         1,444
                                                 ----------

LEISURE & ENTERTAINMENT (0.0%)
AMF Bowling Worldwide, Inc.
Class A, expiring 03/09/09                830         3,320
AMF Bowling Worldwide, Inc.
Class B, expiring 03/09/09                811         3,041
                                                 ----------
                                                      6,361
                                                 ----------

PRINTING & PUBLISHING (0.0%)
Advanstar Holdings Corp.,
expiring 10/15/11                         150             0
Ziff Davis Media, Inc.,
expiring 08/12/12                       2,200            22
                                                 ----------
                                                         22
                                                 ----------

STEEL (0.0%)
Republic Technologies,
expiring 07/15/09                         200             0
                                                 ----------

TELECOMMUNICATIONS & CELLULAR (0.0%)
McLeodUSA, Inc., expiring 04/16/07     10,348         3,622
                                                 ----------

TOTAL WARRANTS                                       22,431
                                                 ----------

Repurchase Agreement (7.2%)
Fifth Third Bank, 1.37%,
dated 12/31/02, due 01/02/03,
repurchase price $11,742,489
(Fully collateralized by
Freddie Mac Securities,
Market Value $12,093,843)         $11,741,595    $11,741,595
                                                 -----------

TOTAL REPURCHASE AGREEMENT                        11,741,595
                                                 -----------

TOTAL INVESTMENTS
(COST $171,842,930) (A) - 98.0%                  159,477,586

OTHER ASSETS IN
EXCESS OF LIABILITIES - 2.0%                       3,255,659
                                                 -----------

NET ASSETS - 100.0%                             $162,733,245
                                                 -----------
                                                 -----------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
* Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
**   Bond  in  default.
HYTOPS  High  Yield  Trust  Offered  Preferred  Securities
PIK     Paid-In-Kind
See  notes  to  financial  statements.

                                        40
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         MAS GVIT MULTI SECTOR BOND FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                            PRINCIPAL      VALUE
--------------------------------------------------------------------------------

CASH EQUIVALENTS (42.1%)

FEDERAL HOME LOAN BANK DISCOUNT NOTES (15.9%)
0.00%, 01/08/03 . . . . . . . . . . . . . . .  $ 8,000,000  $ 7,998,416
0.00%, 01/22/03 . . . . . . . . . . . . . . .    9,000,000    8,994,052
0.00%, 02/13/03 . . . . . . . . . . . . . . .    8,000,000    7,988,616
0.00%, 02/14/03 . . . . . . . . . . . . . . .    8,000,000    7,988,344
                                                            -----------
                                                             32,969,428
                                                            -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION

DISCOUNT NOTES (10.5%)
0.00%, 01/21/03 . . . . . . . . . . . . . . .    5,000,000    4,996,860
0.00%, 01/28/03 . . . . . . . . . . . . . . .    8,000,000    7,993,128
0.00%, 03/14/03 . . . . . . . . . . . . . . .    9,000,000    8,978,697
                                                            -----------
                                                             21,968,685
                                                            -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION

DISCOUNT NOTES (15.7%)
0.00%, 02/12/03 . . . . . . . . . . . . . . .    8,000,000    7,988,888
0.00%, 03/05/03 . . . . . . . . . . . . . . .    8,000,000    7,983,464
0.00%, 03/12/03 . . . . . . . . . . . . . . .    8,000,000    7,981,600
0.00%, 03/26/03 . . . . . . . . . . . . . . .    9,000,000    8,975,097
                                                            -----------
                                                             32,929,049
                                                            -----------

TOTAL CASH EQUIVALENTS                                       87,867,162
                                                            -----------

CORPORATE BONDS (27.4%)

ADVERTISING (0.1%)
RH Donnelley Financial Corp.,
8.88%, 12/15/10 (c) . . . . . . . . . . . . .       45,000       48,150
RH Donnelley Financial Corp.,
10.88%,12/15/12 (c) . . . . . . . . . . . . .      120,000      130,800
                                                            -----------
                                                                178,950
                                                            -----------

AEROSPACE/DEFENSE (0.4%)
Lockheed Martin, 7.75%, 05/01/26. . . . . . .      125,000      151,896
Raytheon Co., 8.30%, 03/01/10 . . . . . . . .      150,000      178,296
Systems 2001 Asset Trust,
6.66%, 09/15/13 (c) . . . . . . . . . . . . .      434,391      468,144
                                                            -----------
                                                                798,336
                                                            -----------

AGRICULTURAL PRODUCTS (0.1%)
Monsanto Co., 7.38%, 08/15/12 . . . . . . . .      160,000      172,495
                                                            -----------

AIRLINES (0.4%)
Air Canada, 10.25%, 03/15/11. . . . . . . . .      175,000       98,000
Continental Airlines, Inc.,
6.65%, 09/15/17 . . . . . . . . . . . . . . .       79,819       69,735
Continental Airlines, Inc.,
6.90%, 01/02/18 . . . . . . . . . . . . . . .      374,470      327,873
US Airways, Inc., 7.08%, 03/20/21 . . . . . .      246,711      254,760
                                                            -----------
                                                                750,368
                                                            -----------

AUTO PARTS & EQUIPMENT (0.7%)
Arvinmeritor, Inc., 6.63%, 06/15/07 . . . . .       85,000       84,947
Arvinmeritor, Inc., 8.75%, 03/01/12 . . . . .      300,000      316,499
Collins & Aikman Products,
10.75%, 12/31/11. . . . . . . . . . . . . . .      305,000      290,513
Collins & Aikman Products, Inc.,
11.50%, 04/15/06. . . . . . . . . . . . . . .       60,000       50,400
Dana Corp., 9.00%, 08/15/11 . . . . . . . . .      300,000      289,500
Dana Corp., 7.00%, 09/01/29 . . . . . . . . .      155,000      109,275
Dura Operations, 8.63%, 04/15/12. . . . . . .      170,000      170,850
Lear Corp., 8.11%, 05/15/09 . . . . . . . . .      170,000      179,775
                                                            -----------
                                                              1,491,759
                                                            -----------

AUTOMOTIVE (0.4%)
Daimler Chrysler NA Holdings,
8.50%, 01/18/31 . . . . . . . . . . . . . . .      415,000      510,747
Ford Motor Co., 6.63%, 10/01/28 . . . . . . .       75,000       59,800
Ford Motor Co., 7.45%, 07/16/31 . . . . . . .      265,000      230,515
                                                            -----------
                                                                801,062
                                                            -----------

BANKING (1.2%)
Bank One Corp., 6.00%, 02/17/09 . . . . . . .      295,000      321,874
Bank One Corp., 7.63%, 10/15/26 . . . . . . .      225,000      271,356
Bank One Corp., 8.00%, 04/29/27 . . . . . . .       80,000      100,442
Chase Manhattan Corp.,
7.00%, 11/15/09 . . . . . . . . . . . . . . .      240,000      266,002
JP Morgan Chase & Co.,
5.35%, 03/01/07 . . . . . . . . . . . . . . .      295,000      312,051
KFW International Finance,
2.05%, 09/21/09 (JPY) . . . . . . . . . . . .   94,000,000      877,553
Sudwest Landes Bank,
17.50%, 05/05/03. . . . . . . . . . . . . . .      180,000       48,467
Washington Mutual Bank,
5.50%, 01/15/13 . . . . . . . . . . . . . . .      300,000      305,850
                                                            -----------
                                                              2,503,595
                                                            -----------

BROADCAST MEDIA (0.7%)
Clear Channel Communications,
7.65%, 09/15/10 . . . . . . . . . . . . . . .      305,000      345,520
Echostar DBS Corp., 9.13%, 01/15/09 . . . . .      440,000      463,099
Echostar DBS Corp., 9.38%, 02/01/09 . . . . .      200,000      211,500
Salem Communications Holding Corp.,
9.00%, 07/01/11 . . . . . . . . . . . . . . .      350,000      367,063
                                                            -----------
                                                              1,387,182
                                                            -----------

BUSINESS SERVICES (0.0%)
Iron Mountain, Inc., 7.75%, 01/15/15. . . . .      100,000      100,000
                                                            -----------

CABLE (0.9%)
British Sky Broadcasting Group,
6.88%, 02/23/09 . . . . . . . . . . . . . . .      325,000      332,313
British Sky Broadcasting Group,
8.20%, 07/15/09 . . . . . . . . . . . . . . .      520,000      561,600
Callahan Nordrhein-Westf,
14.00%, 07/15/10 (f). . . . . . . . . . . . .      650,000       24,375
Charter Communications, LLC,
Series B, 10.25%, 01/15/10. . . . . . . . . .      140,000       62,300
Comcast Cable Communication, Inc.,
6.75%, 01/30/11 . . . . . . . . . . . . . . .      480,000      499,433
Cox Communications, Inc.,
7.13%, 10/01/12 . . . . . . . . . . . . . . .      240,000      266,576
TCI Communications, Inc.,
7.88%, 02/15/26 . . . . . . . . . . . . . . .      155,000      157,216
                                                            -----------
                                                              1,903,813
                                                            -----------

CHEMICALS/PLASTICS (0.6%)
Equistar Chemical, 10.13%, 09/01/08 . . . . .      255,000      232,050
FMC Corp., 10.25%, 11/01/09 (c) . . . . . . .      105,000      113,400
Huntsman Corp., 10.13%, 07/01/09. . . . . . .      360,000      298,800
ISP, Inc., 10.63%, 12/15/09 . . . . . . . . .      410,000      356,700
Lyondell Chemical Co.,
9.63%, 05/01/07 . . . . . . . . . . . . . . .      110,000      105,600
Millennium America, Inc.,
9.25%, 06/15/08 . . . . . . . . . . . . . . .      110,000      114,675
                                                            -----------
                                                              1,221,225
                                                            -----------

                                        41
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         MAS GVIT MULTI SECTOR BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                      PRINCIPAL     VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

CONSTRUCTION & BUILDING MATERIALS (0.9%)
Centex Corp., 7.50%, 01/15/12. . . . . .  $  160,000  $  177,949
Kennametal, Inc., 7.20%, 06/15/12. . . .     210,000     222,826
Meadwestvaco Corp., 6.85%, 04/01/12. . .     170,000     188,637
Meadwestvaco Corp., 6.50%, 08/15/32. . .      70,000      71,958
Nortek Holdings, Inc., 9.25%, 03/15/07 .      80,000      82,200
Pulte Homes, Inc., 7.88%, 08/01/11 . . .     385,000     427,189
Schuler Homes, Inc., 9.38%, 07/15/09 . .     250,000     255,000
Toll Brothers, Inc., 8.25%, 02/01/11 . .     450,000     452,250
                                                      ----------
                                                       1,878,009
                                                      ----------

DIVERSIFIED (0.0%)
Murrin Murrin Holdings,
9.38%, 08/31/07 (f). . . . . . . . . . .     125,000      30,000
                                                      ----------

ENTERTAINMENT (0.6%)
Horseshoe Gaming Holdings,
8.63%, 05/15/09. . . . . . . . . . . . .     550,000     584,375

International Game Technology,
8.38%, 05/15/09. . . . . . . . . . . . .     370,000     410,700
Six Flags, Inc., 8.88%, 02/01/10 . . . .     330,000     310,200
                                                      ----------
                                                       1,305,275
                                                      ----------

ENVIRONMENTAL CONTROLS (1.0%)
Allied Waste North America, Inc.,
8.88%, 04/01/08. . . . . . . . . . . . .     575,000     583,625
Republic Services, Inc.,
6.75%, 08/15/11. . . . . . . . . . . . .     280,000     306,134
Waste Management, Inc.,
7.13%, 10/01/07. . . . . . . . . . . . .     450,000     491,222
Waste Management, Inc.,
7.38%, 08/01/10. . . . . . . . . . . . .     595,000     651,013
                                                      ----------
                                                       2,031,994
                                                      ----------

FINANCIAL SERVICES (2.7%)
Boeing Capital Corp., 6.10%, 03/01/11. .      95,000      98,507
Boeing Capital Corp., 6.50%, 02/15/12. .     125,000     133,277
Case Credit Corp., 6.13%, 02/15/03 . . .     250,000     248,384
Citigroup, Inc., 6.00%, 02/21/12 . . . .     215,000     235,940
Citigroup, Inc., 5.63%, 08/27/12 . . . .      50,000      52,574
Citigroup, Inc., 6.63%, 06/15/32 . . . .      50,000      54,586
Farmers Exchange Capital,
7.05%, 07/15/28 (c). . . . . . . . . . .     400,000     261,818
Ford Motor Credit Co.,
7.25%, 10/25/11. . . . . . . . . . . . .     185,000     179,760
General Electric Capital Corp.,
6.75%, 03/15/32. . . . . . . . . . . . .     685,000     757,328
General Motors Acceptance Corp.,
6.88%, 09/15/11. . . . . . . . . . . . .     520,000     518,575
General Motors Acceptance Corp.,
8.00%, 11/01/31. . . . . . . . . . . . .     435,000     437,369
Goldman Sachs Group,
6.88%, 01/15/11. . . . . . . . . . . . .     220,000     245,573
Goldman Sachs Group,
6.60%, 01/15/12. . . . . . . . . . . . .     145,000     160,224
Household Finance Corp.,
6.40%, 06/17/08. . . . . . . . . . . . .     150,000     159,951
Household Finance Corp.,
5.88%, 02/01/09. . . . . . . . . . . . .     345,000     354,110
Household Finance Corp.,
8.00%, 07/15/10. . . . . . . . . . . . .     250,000     282,422
John Hancock, 7.38%, 02/15/24 (c). . . .     545,000     568,043
Merrill Lynch & Co.,
6.00%, 11/15/04. . . . . . . . . . . . .      30,000      31,939
Prudential Holdings LLC,
7.25%, 12/18/23 (c). . . . . . . . . . .     360,000     410,774
Prudential Holdings LLC, 8.70%,
12/18/23 (c) . . . . . . . . . . . . . .     520,000     601,692
                                                      ----------
                                                       5,792,846
                                                      ----------

FOOD PRODUCTS/SERVICES (1.1%)
Albertson's, Inc., 7.50%, 02/15/11 . . .     160,000     184,083
Albertson's, Inc., 7.45%, 08/01/29 . . .      45,000      49,699
Kroger Co., 8.00%, 09/15/29. . . . . . .     240,000     283,582
Kroger Co., 7.50%, 04/01/31. . . . . . .     300,000     335,576
Safeway, Inc., 5.80%, 08/15/12 . . . . .     240,000     251,136
Smithfield Foods, Inc., 7.63%, 02/15/08.     800,000     780,000
Smithfield Foods, Inc., 8.00%, 10/15/09.     425,000     433,500
                                                      ----------
                                                       2,317,576
                                                      ----------

FORESTRY (0.4%)
Tembec Industries, Inc.,
8.50%, 02/01/11. . . . . . . . . . . . .     425,000     428,188
Weyerhaeuser Co., 6.75%, 03/15/12. . . .     300,000     327,101
                                                      ----------
                                                         755,289
                                                      ----------

HEALTH CARE/HEALTH CARE SERVICES (1.4%)
Aetna, Inc., 7.88%, 03/01/11 . . . . . .     220,000     247,197
HCA, Inc., 6.91%, 06/15/05 . . . . . . .     200,000     210,151
HCA, Inc., 8.75%, 09/01/10 . . . . . . .     500,000     575,449
HCA, Inc., 6.30%, 10/01/12 . . . . . . .      60,000      60,512
Health Net, Inc., 8.38%, 04/15/11. . . .     710,000     818,622
Manor Care, Inc., 8.00%, 03/01/08. . . .     490,000     516,950
Tenet Healthcare Corp.,
6.88%, 11/15/31. . . . . . . . . . . . .     480,000     410,400
                                                      ----------
                                                       2,839,281
                                                      ----------

HOTELS/CASINOS (2.2%)
Harrahs Entertainment,
8.00%, 02/01/11. . . . . . . . . . . . .     625,000     720,844
Hilton Hotels Corp, 7.63%, 12/01/12. . .     165,000     166,626
HMH Properties, Inc., Series A,
7.88%, 08/01/05. . . . . . . . . . . . .     250,000     246,250
HMH Properties, Inc., Series B,
7.88%, 08/01/08. . . . . . . . . . . . .     300,000     291,000
HMH Properties, Inc., Series C,
8.45%, 12/01/08. . . . . . . . . . . . .     125,000     123,438
Hyatt Equities, LLC,
6.88%, 06/15/07 (c). . . . . . . . . . .     130,000     129,478
MGM Mirage, Inc., 8.50%, 09/15/10. . . .     245,000     270,725
Park Place Entertainment,
7.88%, 12/15/05. . . . . . . . . . . . .     350,000     356,125
Park Place Entertainment,
7.50%, 09/01/09. . . . . . . . . . . . .   1,250,000   1,285,559
Starwood Hotels & Resorts,
7.38%, 05/01/07 (c). . . . . . . . . . .     150,000     147,375
Starwood Hotels & Resorts,
7.88%, 05/01/12 (c). . . . . . . . . . .     340,000     336,600
Station Casinos, Inc., 8.88%, 12/01/08 .     375,000     390,000
Station Casinos, Inc., 9.88%, 07/01/10 .     200,000     217,000
Venetian Casino/LV Sands,
11.00%, 06/15/10 (c) . . . . . . . . . .     150,000     156,750
                                                      ----------
                                                       4,837,770
                                                      ----------

                                        42
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         MAS GVIT MULTI SECTOR BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)

--------------------------------------------------------------------------------
SECURITY DESCRIPTION                          PRINCIPAL     VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

INSURANCE (1.5%)
AIG Sunamerica Global Finance,
6.90%, 03/15/32 (c)                            $605,000   $703,760
Anthem Insurance, 9.13%,
04/01/10 (c)                                   240,000     288,072
Anthem Insurance, 9.00%,
04/01/27 (c)                                   170,000     205,082
AXA Financial, Inc., 7.75%, 08/01/10           460,000     520,511
Cigna Corp., 6.38%, 10/15/11                   175,000     175,496
Farmers Insurance Exchange,
8.63%, 05/01/24 (c)                            250,000     187,311
Hartford Financial Services Group,
7.90%, 06/15/10                                350,000     397,900
Hartford Life, Inc., 7.38%, 03/01/31           110,000     122,502
Metropolitan Life Insurance Co.,
7.80%, 11/01/25 (c)                            515,000     574,965
                                                        ----------
                                                         3,175,599
                                                        ----------

INTERNET (0.0%)
Exodus Communications, Inc.,
11.63%, 07/15/10 (f)                           180,968      10,859
PSINet, Inc., Series B, 10.00%,
02/15/05 (f)                                   137,981       4,139
PSINet, Inc., Series B, 11.00%,
08/01/09 (f)                                   321,748       9,652
Rhythms Netconnections,
14.00%, 02/15/10 (f)                           374,587           0
                                                        ----------
                                                            24,650
                                                        ----------

MACHINERY - CONSTRUCTION/MINING (0.3%)
Case Corp., 6.25%, 12/01/03                    250,000     242,500
Flowserve Corp., 12.25%, 08/15/10              129,000     140,610
Manitowoc Co., Inc.,
10.50%, 08/01/12 (c)                           175,000     181,563
                                                        ----------
                                                           564,673
                                                        ----------

MANUFACTURING (0.6%)
Honeywell International, Inc.,
6.13%, 11/01/11                                410,000     445,278
Louisiana Pacific Corp.,
10.88%, 11/15/08                               265,000     284,875
Louisiana Pacific Corp.,
8.88%, 08/15/10                                120,000     128,730
Pacifica Papers, Inc.,
10.00%, 03/15/09                               400,000     423,000
                                                        ----------
                                                         1,281,883
                                                        ----------

MEDICAL - WHOLESALE DRUG DISTRIBUTORS (0.3%)
Amerisourcebergen Corp.,
8.13%, 09/01/08                                520,000     553,800
                                                        ----------

METALS (0.2%)
Inco Ltd., 7.75%, 05/15/12                      30,000      33,419
Inco Ltd., 7.20%, 09/15/32                     215,000     212,634
Phelps Dodge Corp., 8.75%, 06/01/11            120,000     124,156
                                                        ----------
                                                           370,209
                                                        ----------

MULTIMEDIA (0.3%)
News America Holdings,
8.88%, 04/26/23                                460,000     510,402
Time Warner, Inc., 6.63%, 05/15/29             240,000     220,662
                                                        ----------
                                                           731,064
                                                        ----------

OIL & GAS (2.0%)
Chesapeake Energy Corp.,
8.13%, 04/01/11                                555,000     571,649
Conoco, Inc., 6.95%, 04/15/29                  380,000     430,686
Consolidated Natural Gas,
6.25%, 11/01/11                                165,000     178,571
Emp Nacional Del Petrole,
6.75%, 11/15/12 (c)                            190,000     199,174
Husky Oil Ltd., 8.90%, 08/15/28                525,000     579,899
Magnum Hunter Resources,
9.60%, 03/15/12                                 45,000      47,813
Pemex Project Funding Master Trust,
8.63%, 02/01/22 (c)                            190,000     200,450
Pemex Project Funding Master Trust,
9.13%, 10/13/10                                450,000     515,250
Petroleos Mexicanos, 9.50%, 09/15/27           300,000     345,000
RAS Laffan Liquid Natural Gas,
8.29%, 03/15/14 (c)                            265,000     287,340
Stone Energy Corp., 8.25%, 12/15/11            260,000     270,400
Tesoro Petroleum Corp.,
9.63%, 04/01/12                                540,000     351,000
Vintage Petroleum, Inc.,
7.88%, 05/15/11                                345,000     336,375
                                                        ----------
                                                         4,313,607
                                                        ----------

PACKAGING/CONTAINERS (0.5%)
Norampac, Inc., 9.50%, 02/01/08                270,000     283,500
Owens-Illinois, Inc., 7.35%, 05/15/08          175,000     162,313
Owens-Illinois, Inc., 7.50%, 05/15/10          620,000     570,400
Riverwood International Co.,
10.88%, 04/01/08                               105,000     105,525
                                                        ----------
                                                         1,121,738
                                                        ----------

PAPER & FOREST PRODUCTS (0.6%)
Abitibi-Consolidated, Inc.,
8.55%, 08/01/10                                 80,000      88,789
Abitibi-Consolidated, Inc.,
8.85%, 08/01/30                                160,000     172,058
Bowater, Inc., 7.95%, 11/15/11                 235,000     248,316
International Paper Co.,
5.85%, 10/30/12 (c)                            160,000     167,527
Pindo Deli Financial Mauritius,
10.75%, 10/01/07 (f)                           570,000     131,100
Sappi Papier Holding AG,
6.75%, 06/15/12 (c)                            240,000     263,040
Tjiwi Kimia Finance Mauritius,
10.00%, 08/01/04 (f)                           195,000      47,775
Tjiwi Kimia International BV,
13.25%, 08/01/49 (f)                           420,000     105,000
                                                        ----------
                                                         1,223,605
                                                        ----------

PIPELINES (0.1%)
El Paso Energy Partners LP,
10.63%, 12/01/12 (c)                           155,000     158,488
                                                        ----------

PRINTING & PUBLISHING (0.7%)
Belo Corp., 8.00%, 11/01/08                    370,000     423,613
Mail-Well I Corp., 9.63%, 03/15/12 (c)         325,000     289,250
Primedia, Inc., 8.88%, 05/15/11                575,000     520,375
Quebecor Media, Inc., 0.00%, 07/15/11          225,000     127,406
Quebecor Media, Inc., 11.13%, 07/15/11          90,000      82,913
                                                        ----------
                                                         1,443,557
                                                        ----------

                                        43
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         MAS GVIT MULTI SECTOR BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)

--------------------------------------------------------------------------------
SECURITY DESCRIPTION                    PRINCIPAL      VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (CONTINUED)

REAL ESTATE (0.9%)
EOP Operating LP,
7.25%, 06/15/28                          $275,000    $278,508
EOP Operating LP,
7.50%, 04/19/29                          200,000      208,457
Istar Financial, Inc., 8.75%,
08/15/08 (c)                             330,000      351,195
Simon Debartolo Property,
6.38%, 11/15/07                          345,000      373,179
Vornado Realty, 5.63%, 06/15/07          155,000      157,935
World Financial, 6.91%, 09/01/13 (c)     465,998      496,997
                                                   ----------
                                                    1,866,271
                                                   ----------

RENTAL AUTO/EQUIPMENT (0.2%)
Hertz Corp., 7.63%, 08/15/07             265,000      264,917
Hertz Corp., 7.40%, 03/01/11              90,000       85,103
                                                   ----------
                                                      350,020
                                                   ----------

RETAIL (0.4%)
Federated Department Stores, Inc.,
6.90%, 04/01/29                          260,000      270,628
Lowe's Company, Inc.,
6.50%, 03/15/29                          400,000      427,858
Penney (JC) Co., Inc.,
7.60%, 04/01/07                           55,000       55,688
Penney (JC) Co., Inc.,
9.00%, 08/01/12 (c)                      105,000      107,100
                                                   ----------
                                                      861,274
                                                   ----------

STEEL MANUFACTURING/PRODUCTS (0.1%)
National Steel Corp., Series D,
9.87%, 03/01/09 (f)                      394,059      153,190
                                                   ----------

TELECOMMUNICATIONS (1.8%)
Alltel Corp, 7.00%, 07/01/12              85,000       97,959
American Cellular Corp.,
9.50%, 10/15/09                          675,000      128,250
AT&T Corp., 8.50%, 11/15/31              400,000      440,893
AT&T Wireless Services, Inc.,
8.75%, 03/01/31                          495,000      485,100
British Telecom PLC, 8.88%, 12/15/30      90,000      114,741
Centennial Cellular Corp.,
10.75%, 12/15/08                         525,000      283,500
Deutsche Telekom, 8.75%, 06/15/30        225,000      259,909
Focal Communications Corp.,
11.88%, 01/15/10 (f)                     487,000        9,740
GTE Corp., 6.94%, 04/15/28               435,000      456,425
Metromedia Fiber Network, Inc.,
10.00%, 12/15/09 (f)                     550,000        6,875
Nextel Communications, Inc.,
10.65%, 09/15/07                         225,000      214,875
Nextel Communications, Inc.,
9.75%, 10/31/07                          325,000      300,625
Nextlink Communications, Inc.,
10.75%, 11/15/08 (f)                     500,000          625
Nextlink Communications, Inc.,
12.25%, 06/01/09 (f)                     350,000          438
Primus Telecommunications Group,
12.75%, 10/15/09                         285,000      168,150
PTC International Finance BV,
10.75%, 07/01/07                         157,000      163,280
RCN Corp., 11.13%, 10/15/07              385,000       84,700
Sprint Capital Corp.,
8.38%, 03/15/12                          210,000      208,950
Telewest Communications PLC,
11.00%, 10/01/07 (f)                     150,000       27,000
Telewest Communications PLC,
0.00%, 04/15/09                          775,000      108,500
Verizon New England,
6.50%, 09/15/11                          190,000      209,790
Worldcom, Inc., 6.95%, 08/15/28 (f)      215,000       50,525
Worldcom, Inc., 8.25%, 05/15/31 (f)      395,000       92,825
                                                   ----------
                                                    3,913,675
                                                   ----------

TEXTILE - HOME FURNISHINGS (0.1%)
Mohawk Industries, Inc.,
Series D, 7.20%, 04/15/12                110,000      123,602
                                                   ----------

UTILITIES/POWER PRODUCERS (0.9%)
BRL Universal Equipment,
8.88%, 02/15/08                          325,000      338,000
Calpine Corp., 8.50%, 02/15/11           165,000       71,775
Cincinnati Gas & Electric Corp.,
5.70%, 09/15/12                          130,000      133,256
Constellation Energy Group,
7.60%, 04/01/32                          205,000      209,532
Detroit Edison Co., 6.13%, 10/01/10      230,000      253,335
Exelon Corp., 6.75%, 05/01/11            115,000      125,880
Florida Power & Light Co.,
4.85%, 02/01/13                           50,000       51,077
Korea Electric Power, 7.75%, 04/01/13    200,000      240,760
Monongahela Power Co.,
5.00%, 10/01/06                          170,000      164,145
PSEG Energy Holdings,
9.13%, 02/10/04                          240,000      237,600
                                                   ----------
                                                    1,825,360
                                                   ----------

VENTURE CAPITAL (0.1%)
MDP Acquisitions PLC,
10.13%, 10/01/12 (EUR)                   200,000      214,078
                                                   ----------

TOTAL CORPORATE BONDS                              57,367,168
                                                   ----------

SOVEREIGN BONDS (18.7%)

ALGERIA (0.1%)
Algeria Tranche 1, 2.88%, 09/04/06 (e)   169,697      157,818
                                                   ----------

ARGENTINA (0.3%)
Republic of Argentina,
11.75%, 04/07/09                         490,000      110,250
Republic of Argentina,
11.38%, 03/15/10                         490,000      108,690
Republic of Argentina,
11.75%, 06/15/15                         220,000       50,380
Republic of Argentina,
6.00%, 03/31/23                          770,000      363,523
                                                   ----------
                                                      632,843
                                                   ----------

BRAZIL (1.9%)
Brazil NMB, 3.13%, 04/15/09 (e)          489,413      324,114
Federal Republic of Brazil,
12.00%, 04/15/10                         310,000      225,525
Federal Republic of Brazil,
3.13%, 04/15/12 (e)                     1,360,000     734,354

                                        44
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         MAS GVIT MULTI SECTOR BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                   PRINCIPAL     VALUE
--------------------------------------------------------------------------------

SOVEREIGN BONDS (CONTINUED)

BRAZIL (CONTINUED)
Federal Republic of Brazil,
3.06%, 04/15/12 (e)                    $330,000    $178,189
Federal Republic of Brazil,
12.75%, 01/15/20                        210,000     147,000
Federal Republic of Brazil,
2.56%, 04/15/24 (e)                     750,000     451,875
Federal Republic of Brazil,
8.88%, 04/15/24                       1,400,000     756,094
Federal Republic of Brazil,
12.25%, 03/06/30                        110,000      76,450
Federal Republic of Brazil C-Bond,
8.00%, 04/15/14                       1,600,834   1,048,688
                                                 ----------
                                                  3,942,289
                                                 ----------

BULGARIA (0.2%)
Republic of Bulgaria,
8.25%, 01/15/15 (c)                      99,000     108,158
Republic of Bulgaria,
8.25%, 01/15/15                         170,000     185,512
Republic of Bulgaria, Series A,
2.69%, 07/28/12 (e)                     142,857     134,643
                                                 ----------
                                                    428,313
                                                 ----------

COLUMBIA (0.6%)
Republic of Columbia,
9.75%, 04/23/09                         110,000     113,300
Republic of Columbia,
10.50%, 07/09/10                        330,000     346,500
Republic of Columbia,
9.75%, 04/09/11                         813,161     839,589
                                                 ----------
                                                  1,299,389
                                                 ----------

CROATIA (0.0%)
Croatia, 2.69%, 07/31/10 (e)             72,727      72,182
                                                 ----------

DOMINICAN REPUBLIC (0.1%)
Dominican Republic,
9.50%, 09/27/06 (c)                      40,000      42,400
Dominican Republic,
9.50%, 09/27/06                          80,000      86,429
                                                 ----------
                                                    128,829
                                                 ----------

EL SALVADOR (0.1%)
Republic of El Salvador,
7.75%, 01/24/23 (c)                     200,000     199,000
                                                 ----------

GERMANY (3.4%)
Bundes Republic of Deutschland,
5.63%, 01/04/28 (EUR)                 3,620,000   4,230,998
Treuhananstalt,
7.50%, 09/09/04 (EUR)                 2,650,000   2,992,612
                                                 ----------
                                                  7,223,610
                                                 ----------

ITALY (0.1%)
Buoni Poliennali Del Tesson,
5.25%, 11/01/29 (EUR)                   120,000     132,318
                                                 ----------

IVORY COAST (0.1%)
Ivory Coast, 2.00%, 03/29/18            745,000      93,125
Ivory Coast, 2.00%, 03/29/18            365,750      51,205
                                                 ----------
                                                    144,330
                                                 ----------

KOREA (0.2%)
Republic of Korea,
8.88%, 04/15/08                        $300,000    $372,390
                                                 ----------

MALAYSIA (0.4%)
Malaysia, 7.50%, 07/15/11               670,000     768,825
                                                 ----------

MEXICO (2.4%)
United Mexican States,
9.88%, 02/01/10                        1,100,000  1,350,360
United Mexican States,
8.38%, 01/14/11                         840,000     949,200
United Mexican States,
11.38%, 09/15/16                        930,000   1,246,200
United Mexican States,
8.00%, 09/24/22                         280,000     289,800
United Mexican States,
8.30%, 08/15/31                        1,260,000  1,329,300
                                                 ----------
                                                  5,164,860
                                                 ----------

MOROCCO (0.3%)
Kingdom of Morocco, R & C A,
2.75%, 01/05/09 (e)                     583,692     528,241
                                                 ----------

NIGERIA (0.2%)
Central Bank of Nigeria,
6.25%, 11/15/20                         500,000     339,750
                                                 ----------

PANAMA (0.3%)
Republic of Panama, 9.63%, 02/08/11     140,000     152,566
Republic of Panama,
2.75%, 07/17/16 (e)                     125,997     100,388
Republic of Panama, 9.38%, 04/01/29     370,000     396,825
                                                 ----------
                                                    649,779
                                                 ----------

PERU (0.5%)
Republic of Peru, 9.13%, 02/21/12       460,000     450,799
Republic of Peru, 4.00%, 03/07/17       470,000     333,716
Republic of Peru, 4.50%, 03/07/17 (e)   401,800     312,366
                                                 ----------
                                                  1,096,881
                                                 ----------

PHILIPPINES (0.2%)
Republic of Philippines,
9.38%, 01/18/17                         330,000     339,075
                                                 ----------

POLAND (0.1%)
Republic of Poland, 3.75%, 10/27/24     230,000     193,775
                                                 ----------

QATAR (0.1%)
State of Qatar, 9.75%, 06/15/30         140,000     178,080
                                                 ----------

RUSSIA (1.9%)
Russian Federation, 8.75%, 07/24/05     350,000     379,750
Russian Federation, 8.25%, 03/31/10     120,841     127,850
Russian Federation, 12.75%, 06/24/28    950,000   1,258,750
Russian Federation, 5.00%, 03/31/30    2,801,948  2,213,539
                                                 ----------
                                                  3,979,889
                                                 ----------

SOUTH AFRICA (0.2%)
Republic of South Africa,
7.38%, 04/25/12                         370,000     400,525
                                                 ----------

                                        45
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         MAS GVIT MULTI SECTOR BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)

--------------------------------------------------------------------------------
SECURITY DESCRIPTION                             PRINCIPAL      VALUE
--------------------------------------------------------------------------------

SOVEREIGN BONDS (CONTINUED)

SPAIN (4.0%)
Bonos Y Oblig Del Estado,
5.15%, 07/30/09 (EUR)                          $7,250,000    $8,180,694
Bonos Y Oblig Del Estado,
6.15%, 01/31/13 (EUR)                             330,000       397,052
                                                             ----------
                                                              8,577,746
                                                             ----------

SWEDEN (0.1%)
Sweden Government,
10.25%, 05/05/03 (SEK)                             900,000      105,465
                                                             ----------

TUNISIA (0.0%)
Banque Cent De Tunisie,
7.38%, 04/25/12                                     80,000       84,400
                                                             ----------

TURKEY (0.1%)
Republic of Turkey, 12.38%, 06/15/09               170,000      184,025
                                                             ----------

UKRAINE (0.0%)
Ukraine Government, 11.00%, 03/15/07                76,440       79,115
                                                             ----------

VENEZUELA (0.8%)
Republic of Venezuela,
9.25%, 09/15/27                                  1,230,000      836,400
Venezuela Government,
6.75%, 03/31/20                                    230,000      184,000
Venezuela Government,
Series A, 2.88%, 12/18/07 (e)                      952,362      733,518
                                                             ----------
                                                              1,753,918
                                                             ----------

TOTAL SOVEREIGN BONDS                                        39,157,660
                                                             ----------

U.S. GOVERNMENT AGENCIES (12.7%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.4%)
7.50%, 01/01/33 TBA (d)                            750,000      797,109
IOETTE, Series 1103, Class N,
1156.50%, 06/15/21                                      68          915
                                                             ----------
                                                                798,024
                                                             ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (8.9%)
6.00%, 01/01/33 TBA (d)                          1,100,000    1,136,782
7.00%, 01/01/33 TBA (d)                          4,000,000    4,206,248
6.00%, 02/01/33 TBA (d)                          3,500,000    3,603,908
6.50%, 02/01/33 TBA (d)                          9,500,000    9,871,089
                                                             ----------
                                                             18,818,027
                                                             ----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.4%)
6.50%, 01/01/33 TBA (d)                          1,900,000    1,992,625
7.00%, 01/01/33 TBA (d)                          4,750,000    5,032,031
                                                             ----------
                                                              7,024,656
                                                             ----------

TOTAL U.S. GOVERNMENT AGENCIES                               26,640,707
                                                             ----------

MORTGAGE-BACKED OBLIGATIONS (4.4%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.5%)
Gold, Pool # C41333, 7.50%, 08/01/30              242,009      257,448
Gold, Pool # C44964, 7.50%, 11/01/30              651,057      692,593
Gold, Pool # C29979, 7.50%, 08/01/29               67,014       71,328
Gold, Pool # C60019, 7.50%, 11/01/31               55,380       58,894
                                                            ----------
                                                             1,080,263
                                                            ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.9%)
Pool # 253113, 7.50%, 03/01/30                    195,723      207,991
Pool # 253673, 7.50%, 03/01/31                    278,915      296,222
Pool # 511954, 7.50%, 10/01/29                    304,761      323,819
Pool # 517874, 7.50%, 02/01/30                    430,343      457,047
Pool # 519145, 7.50%, 10/01/29                    219,878      233,628
Pool # 523284, 7.50%, 11/01/29                    123,738      131,476
Pool # 527589, 7.50%, 01/01/30                    151,287      160,748
Pool # 535533, 8.00%, 10/01/30                  1,279,278    1,379,117
Pool # 540091, 7.50%, 06/01/30                    204,977      217,696
Pool # 545551, 8.00%, 04/01/32                    269,807      290,864
Pool # 545604, 8.00%, 09/01/31                    152,891      164,960
Pool # 562158, 7.50%, 12/01/30                    261,013      277,209
Pool # 564363, 8.00%, 01/01/31                     31,494       33,952
Pool # 564993, 7.50%, 03/01/31                    207,948      220,852
Pool # 577304, 7.50%, 04/01/31                    113,123      120,107
Pool # 577407, 7.50%, 07/01/31                    225,796      239,737
Pool # 606566, 7.50%, 10/01/31                    460,938      489,396
Pool # 624139, 7.00%, 01/01/32                  2,732,064    2,873,706
                                                            ----------
                                                             8,118,527
                                                            ----------

TOTAL MORTGAGE-BACKED OBLIGATIONS                            9,198,790
                                                            ----------

REPURCHASE AGREEMENT (3.3%)

Fifth Third Bank, 1.37%
dated 12/31/02, due 01/02/03,
repurchase price $6,885,343
(Fully Collateralized by
FannieMae Securities,
Market Value $7,091,364)                         6,884,819    6,884,819
                                                             ----------

TOTAL REPURCHASE AGREEMENT                                    6,884,819
                                                             ----------

U.S. GOVERNMENT OBLIGATIONS (3.3%)

U.S. TREASURY BONDS (1.1%)
8.13%, 08/15/21                                  1,700,000    2,392,352
                                                             ----------

U.S. TREASURY NOTES (2.2%)
7.88%, 11/15/04                                  4,000,000    4,466,720
                                                             ----------

TOTAL U.S. GOVERNMENT OBLIGATIONS                             6,859,072
                                                             ----------

CONVERTIBLE BONDS (0.1%)

ELECTRONIC EQUIPMENT (0.1%)
Solectron Corp., 0.00%, 11/20/20                   255,000      129,413
                                                             ----------

MULTIMEDIA (0.0%)
Nextmedia Operating, Inc.,
10.75%, 07/01/11                                   175,000      183,968
                                                             ----------

TOTAL CONVERTIBLE BONDS                                         313,381
                                                             ----------
                                                             ----------

                                        46
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         MAS GVIT MULTI SECTOR BOND FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)

--------------------------------------------------------------------------------
SECURITY DESCRIPTION                   SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (0.0%)

TELECOMMUNICATIONS (0.0%)

Focal Communications Corp. (b). . . . .          1  $          0
McleodUSA, Inc. (b) . . . . . . . . . .      2,454        10,061
McleodUSA, Inc. (b) . . . . . . . . . .      5,437         1,903
                                                    -------------

TOTAL COMMON STOCKS                                       11,964
                                                    -------------

RIGHTS (0.0%)

FOREIGN GOVERNMENT (0.0%)
Mexican United States
Value Recovery Rights . . . . . . . . .  1,853,000         5,559
                                                    -------------

TOTAL RIGHTS                                               5,559
                                                    -------------

WARRANTS (0.0%)

BANKING (0.0%)
Central Bank of Nigeria . . . . . . . .        500             0
                                                    -------------

FOREIGN GOVERNMENT (0.0%)
Republic of Venezuela, 0.00%, 04/15/20.      1,150             0
                                                    -------------

TOTAL WARRANTS                                                 0
                                                    -------------

TOTAL INVESTMENTS
(COST $232,434,292) (A) - 112.0%                     234,306,282

LIABILITIES IN EXCESS
OF OTHER ASSETS - (12.0)%                            (25,026,628)
                                                    -------------

NET ASSETS - 100.0%                                 $209,279,654
                                                    -------------
                                                    -------------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c) Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
(d)  Mortgage  Dollar  Rolls
(e) Variable Rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on December 31, 2002.
(f)  Security  in  default.
C-Bond  Capitalization  Bond
(EUR)   Principal  amount  denominated  in  Euro.
FNMB    Federal  National  Mortgage  Bank
(JPY)   Principal  amount  denominated  in  Japanese  Yen.
(SEK)   Principal  amount  denominated  in  Swedish  Krone.
TBA     To  Be  Announced

AT  DECEMBER 31, 2002 THE FUND'S OPEN FORWARD FOREIGN CURRENCY CONTRACTS WERE AS
FOLLOWS:


                                                        UNREALIZED
                  DELIVERY   CONTRACT      MARKET      APPRECIATION/
CURRENCY            DATE       VALUE        VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
LONG CONTRACTS:
Australia Dollar  02/20/03  $ 1,462,622  $ 1,465,177  $        2,555
British Pound. .  01/21/03    1,260,381    1,309,968          49,587
Canadian Dollar.  02/21/03    5,774,892    5,799,554          24,662
Euro . . . . . .  02/18/03    7,141,785    7,476,576         334,791
Japanese Yen . .  03/10/03    2,248,996    2,366,047         117,051
--------------------------------------------------------------------------------

TOTAL LONG
CONTRACTS                   $17,888,676  $18,417,322  $      528,646
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

AT  DECEMBER  31,  2002  THE  FUND'S  OPEN  FUTURES  CONTRACTS  WERE AS FOLLOWS:


                                             MARKET VALUE     UNREALIZED
NUMBER OF                                     COVERED BY     APPRECIATION/
CONTRACTS  SHORT CONTRACTS*      EXPIRATION    CONTRACTS    (DEPRECIATION)
--------------------------------------------------------------------------------
      20  U.S. 5yr Note Future     3/21/03  $   2,265,000  $      (36,642)


*Cash  pledged  as  collateral.
See  notes  to  financial  statements.

                                        47
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                             SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (94.5%)

ADVERTISING AGENCIES (0.5%)
R. H. Donnelley Corp. (b). . . . . . . . . . .     77,900  $ 2,283,249
                                                           -----------

AEROSPACE (0.8%)
Alliant Techsystems, Inc. (b). . . . . . . . .     38,250    2,384,888
Orbital Sciences Corp. (b) . . . . . . . . . .    276,600    1,167,252
                                                           -----------
                                                             3,552,140
                                                           -----------

AEROSPACE & DEFENCE (0.3%)
BE Aerospace, Inc. (b) . . . . . . . . . . . .    236,800      861,952
Goodrich Corp. . . . . . . . . . . . . . . . .     35,200      644,864
                                                           -----------
                                                             1,506,816
                                                           -----------

AGRICULTURE FISHING & RANCHING (0.2%)
Bunge Ltd. . . . . . . . . . . . . . . . . . .     43,300    1,041,798
                                                           -----------

AIR FREIGHT/COURIERS (0.3%)
Atlas Air, Inc. (b). . . . . . . . . . . . . .    479,500      724,045
Egl, Inc. (b). . . . . . . . . . . . . . . . .     54,700      779,475
                                                           -----------
                                                             1,503,520
                                                           -----------

AIR TRANSPORT (0.3%)
Continental Airlines, Inc. Class B (b) . . . .     55,800      404,550
SkyWest, Inc.. . . . . . . . . . . . . . . . .     75,076      981,243
                                                           -----------
                                                             1,385,793
                                                           -----------

ALTERNATIVE POWER GENERATION (0.6%)
Calpine Corp. (b). . . . . . . . . . . . . . .    889,700    2,900,422
                                                           -----------

AUTO PARTS: AFTER MARKET (0.5%)
Aftermarket Technology Corp. (b) . . . . . . .    156,200    2,264,900
                                                           -----------

AUTO PARTS: ORIGINAL EQUIP (1.3%)
Collins & Aikman Corp. (b) . . . . . . . . . .    677,700    3,015,765
Dana Corp. . . . . . . . . . . . . . . . . . .     88,100    1,036,056
Navistar International Corp. (b) . . . . . . .     31,700      770,627
Visteon Corp.. . . . . . . . . . . . . . . . .    157,000    1,092,720
                                                           -----------
                                                             5,915,168
                                                           -----------

BANKS: OUTSIDE NEW YORK CITY (3.4%)
BOK Financial Corp. (b). . . . . . . . . . . .    106,570    3,451,802
City National Corp.. . . . . . . . . . . . . .     67,800    2,982,522
Community First Bankshares, Inc. . . . . . . .    122,700    3,246,642
East West Bancorp, Inc.. . . . . . . . . . . .     60,000    2,164,800
Provident Financial Group, Inc.. . . . . . . .    142,400    3,706,672
                                                           -----------
                                                            15,552,438
                                                           -----------

BIOTECHNOLOGY (0.2%)
Bio-Technology General Corp. (b) . . . . . . .    326,000    1,043,526
                                                           -----------

BIOTECHNOLOGY RESEARCH & PRODUCTION (1.6%)
Enzon, Inc. (b). . . . . . . . . . . . . . . .     99,600    1,665,312
Invitrogen Corp. (b) . . . . . . . . . . . . .    143,600    4,493,244
Serologicals Corp. (b) . . . . . . . . . . . .    123,200    1,355,200
                                                           -----------
                                                             7,513,756
                                                           -----------

BROADCASTING (0.2%)
Young Broadcasting, Inc. (b) . . . . . . . . .     67,500      888,975
                                                           -----------

BUILDING: AIR CONDITIONING (0.7%)
York International Corp. . . . . . . . . . . .    124,200    3,175,794
                                                           -----------

CASINOS & GAMBLING (0.6%)
Scientific Games Corp. (b) . . . . . . . . . .    357,700    2,596,902
                                                           -----------

CHEMICALS (0.4%)
PolyOne Corp.. . . . . . . . . . . . . . . . .    433,400    1,698,928
                                                           -----------

CHEMICALS - AGRICULTURAL (0.3%)
Agrium, Inc. . . . . . . . . . . . . . . . . .    119,790    1,354,825
                                                           -----------

CHEMICALS - SPECIALTY (0.1%)
FMC Corp. (b). . . . . . . . . . . . . . . . .     20,700      565,524
                                                           -----------

COAL (0.9%)
Arch Coal, Inc.. . . . . . . . . . . . . . . .     60,800    1,312,672
Massey Energy Co.. . . . . . . . . . . . . . .    304,600    2,960,712
                                                           -----------
                                                             4,273,384
                                                           -----------

COMMUNICATIONS TECHNOLOGY (0.5%)
Harris Corp. . . . . . . . . . . . . . . . . .     93,200    2,451,160
                                                           -----------

COMPUTER COMMUNICATIONS (0.6%)
3COM Corp. (b) . . . . . . . . . . . . . . . .    310,700    1,438,541
Avaya, Inc. (b). . . . . . . . . . . . . . . .    539,700    1,322,265
                                                           -----------
                                                             2,760,806
                                                           -----------

COMPUTER PERIPHERALS (0.5%)
Avid Technology, Inc. (b). . . . . . . . . . .     47,485    1,089,781
Infocus Corp. (b). . . . . . . . . . . . . . .    208,300    1,283,128
                                                           -----------
                                                             2,372,909
                                                           -----------

COMPUTER SERVICES SOFTWARE & SYSTEMS (2.2%)
Autodesk, Inc. . . . . . . . . . . . . . . . .     96,900    1,385,670
GlobespanVirata, Inc. (b). . . . . . . . . . .    126,800      559,188
MicroStrategy, Inc. (b). . . . . . . . . . . .     68,000    1,026,800
Novell, Inc. (b) . . . . . . . . . . . . . . .    515,900    1,723,106
Parametric Technology Corp. (b). . . . . . . .  1,325,600    3,340,512
THQ, Inc. (b). . . . . . . . . . . . . . . . .    175,200    2,321,400
                                                           -----------
                                                            10,356,676
                                                           -----------

COMPUTER TECHNOLOGY (1.4%)
Hutchinson Technology, Inc. (b). . . . . . . .     57,600    1,192,320
Intergraph Corp. (b) . . . . . . . . . . . . .    149,200    2,649,792
Unisys Corp. (b) . . . . . . . . . . . . . . .    113,900    1,127,610
Western Digital Corp. (b). . . . . . . . . . .    252,200    1,611,558
                                                           -----------
                                                             6,581,280
                                                           -----------

CONSTRUCTION (0.5%)
Chicago Bridge & Iron Co.. . . . . . . . . . .     74,200    2,240,840
                                                           -----------

CONSUMER ELECTRONICS (0.3%)
Activision, Inc. (b) . . . . . . . . . . . . .     89,500    1,305,805
                                                           -----------

CONSUMER PRODUCTS (0.3%)
International Flavors & Fragrances, Inc. . . .     37,600    1,319,760
                                                           -----------

CONTAINERS & PACKAGING: METALS & GLASS (0.1%)
Silgan Holdings, Inc. (b). . . . . . . . . . .     22,304      550,463
                                                           -----------

CONTAINERS & PACKAGING: PAPER & PLASTIC (0.6%)
Intertape Polymer Group, Inc. (b). . . . . . .    127,370      524,764
Temple-Inland, Inc.. . . . . . . . . . . . . .     50,200    2,249,462
                                                           -----------
                                                             2,774,226
                                                           -----------

CONTRACT DRILLING (0.7%)
Parker Drilling Co. (b). . . . . . . . . . . .    786,700    1,746,474
Patterson-UTI Energy, Inc. (b) . . . . . . . .     54,600    1,647,282
                                                           -----------
                                                             3,393,756
                                                           -----------

                                        48
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                                  SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

DIVERSIFIED MATERIALS & PROCESSING (0.5%)
Armor Holdings, Inc. (b). . . . . . . . . . . . . .     71,300  $   981,801
Ball Corp.. . . . . . . . . . . . . . . . . . . . .     25,200    1,289,988
                                                                -----------
                                                                  2,271,789
                                                                -----------

DRUG & GROCERY STORE CHAINS (0.5%)
Supervalu, Inc. . . . . . . . . . . . . . . . . . .    143,800    2,374,138
                                                                -----------

DRUGS & PHARMACEUTICALS (0.4%)
American Pharmaceutical Partners (b). . . . . . . .     46,300      824,140
ICN Pharmaceuticals, Inc. . . . . . . . . . . . . .    115,300    1,257,923
                                                                -----------
                                                                  2,082,063
                                                                -----------

DRUGSTORE CHAINS (0.6%)
Rite Aid Corp. (b). . . . . . . . . . . . . . . . .  1,084,100    2,656,045
                                                                -----------

ELECTRICAL EQUIPMENT & COMPONENTS (0.1%)
A.O. Smith Corp.. . . . . . . . . . . . . . . . . .     14,730      397,857
                                                                -----------

ELECTRONIC COMPONENTS (2.4%)
Artesyn Technologies, Inc. (b). . . . . . . . . . .    212,380      815,539
CTS Corp. . . . . . . . . . . . . . . . . . . . . .    142,600    1,105,150
Flextronics International Ltd. (b). . . . . . . . .    309,700    2,536,443
Sanmina Corp. (b) . . . . . . . . . . . . . . . . .    768,900    3,452,361
Solectron Corp. (b) . . . . . . . . . . . . . . . .    916,900    3,254,995
                                                                -----------
                                                                 11,164,488
                                                                -----------

ELECTRONIC EQUIPMENT/INSTRUMENTS (0.6%)
Gemstar-TV Guide International, Inc. (b). . . . . .    254,400      826,800
Molecular Devices Corp. (b) . . . . . . . . . . . .     45,900      755,973
PerkinElmer, Inc. . . . . . . . . . . . . . . . . .    155,300    1,281,225
                                                                -----------
                                                                  2,863,998
                                                                -----------

ELECTRONIC PRODUCTION EQUIPMENT (0.6%)
DuPont Photomasks, Inc. (b) . . . . . . . . . . . .     63,700    1,481,025
Mattson Technology, Inc. (b). . . . . . . . . . . .    435,300    1,244,958
                                                                -----------
                                                                  2,725,983
                                                                -----------

ELECTRONICS (0.3%)
Aeroflex, Inc. (b). . . . . . . . . . . . . . . . .    180,000    1,242,000
Riverstone Networks, Inc. (b) . . . . . . . . . . .          2            4
                                                                -----------
                                                                  1,242,004
                                                                -----------

ELECTRONICS/APPLIANCES (0.0%)
SONICblue, Inc. (b) . . . . . . . . . . . . . . . .    135,250       60,863
                                                                -----------

ELECTRONICS: INSTRUMENTS GAUGES & METERS (0.5%)
Itron, Inc. (b) . . . . . . . . . . . . . . . . . .     57,900    1,109,943
Tektronix, Inc. (b) . . . . . . . . . . . . . . . .     64,500    1,173,255
                                                                -----------
                                                                  2,283,198
                                                                -----------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS (3.7%)
Advanced Micro Devices, Inc. (b). . . . . . . . . .    369,900    2,389,554
Atmel Corp. (b) . . . . . . . . . . . . . . . . . .    824,400    1,838,412
Axcelis Technologies, Inc. (b). . . . . . . . . . .    343,100    1,924,448
Brooks-PRI Automation, Inc. (b) . . . . . . . . . .     66,600      763,236
Credence Systems Corp. (b). . . . . . . . . . . . .      4,590       42,825
Cypress Semiconductor Corp. (b) . . . . . . . . . .    401,100    2,294,292
Fairchild Semiconductor Corp. (b) . . . . . . . . .    323,700    3,466,826
Integrated Device Technology, Inc. (b). . . . . . .     35,800      299,646
LTX Corp. (b) . . . . . . . . . . . . . . . . . . .    313,200    1,888,596
Skyworks Solutions, Inc. (b). . . . . . . . . . . .    251,600    2,168,792
                                                                -----------
                                                                 17,076,627
                                                                -----------

ELECTRONICS: TECHNOLOGY (0.5%)
Edo Corp. . . . . . . . . . . . . . . . . . . . . .         53   $1,117,964
Herley Industries, Inc. (b) . . . . . . . . . . . .     58,500    1,018,368
                                                                -----------
                                                                  2,136,332
                                                                -----------

ENERGY MISCELLANEOUS (0.2%)
Valero Energy Corp. . . . . . . . . . . . . . . . .     23,300      860,702
                                                                -----------

ENGINEERING & CONSTRUCTION (0.3%)
MasTec, Inc. (b). . . . . . . . . . . . . . . . . .    459,600    1,355,820
                                                                -----------

ENGINEERING & CONTRACTING SERVICES (0.4%)
Jacobs Engineering Group, Inc. (b). . . . . . . . .     53,600    1,908,160
                                                                -----------

ENTERTAINMENT (0.5%)
Metro-Goldwyn-Mayer, Inc. (b) . . . . . . . . . . .    139,100    1,808,300
Movie Gallery, Inc. (b) . . . . . . . . . . . . . .     56,600      735,800
                                                                -----------
                                                                  2,544,100
                                                                -----------

ENVIRONMENTAL SERVICES (0.2%)
Tetra Technology, Inc. (b). . . . . . . . . . . . .     82,450    1,005,890
                                                                -----------

FERTILIZERS (0.7%)
IMC Global, Inc.. . . . . . . . . . . . . . . . . .    317,800    3,390,926
                                                                -----------

FINANCE: SMALL LOAN (0.3%)
AmeriCredit Corp. (b) . . . . . . . . . . . . . . .    191,600    1,482,984
                                                                -----------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (0.9%)
NDCHealth Corp. . . . . . . . . . . . . . . . . . .    210,260    4,184,174
                                                                -----------

FINANCIAL MISCELLANEOUS (0.4%)
New Century Financial Corp. . . . . . . . . . . . .     79,400    2,015,966
                                                                -----------

FOOD DISTRIBUTORS (0.3%)
Fleming Cos., Inc.. . . . . . . . . . . . . . . . .    222,300    1,460,511
                                                                -----------

FOODS (1.0%)
Hormel Foods Corp.. . . . . . . . . . . . . . . . .     98,500    2,298,005
Interstate Bakeries Corp. . . . . . . . . . . . . .     53,500      815,875
NBTY, Inc. (b). . . . . . . . . . . . . . . . . . .     99,900    1,756,242
                                                                -----------
                                                                  4,870,122
                                                                -----------

HEALTH CARE MANAGEMENT SERVICES (1.5%)
Amerigroup Corp. (b). . . . . . . . . . . . . . . .     58,200    1,764,042
Community Health Systems, Inc. (b). . . . . . . . .    106,100    2,184,599
MedQuist, Inc. (b). . . . . . . . . . . . . . . . .     61,600    1,248,016
WellChoice Inc. (b) . . . . . . . . . . . . . . . .     73,800    1,767,510
                                                                -----------
                                                                  6,964,167
                                                                -----------

HEALTH CARE SERVICES (0.9%)
Apria Healthcare Group, Inc. (b). . . . . . . . . .    107,700    2,395,248
Kindred Healthcare, Inc. (b). . . . . . . . . . . .     38,800      704,259
RehabCare Group, Inc. (b) . . . . . . . . . . . . .     65,900    1,257,372
                                                                -----------
                                                                  4,356,879
                                                                -----------

HOMEBUILDING (0.5%)
Beazer Homes USA, Inc. (b). . . . . . . . . . . . .     21,700    1,315,020
Champion Enterprises (b). . . . . . . . . . . . . .    355,900    1,014,315
                                                                -----------
                                                                  2,329,335
                                                                -----------

HOSPITAL/NURSING MANAGEMENT (0.1%)
Beverly Enterprises, Inc. (b) . . . . . . . . . . .    133,700      381,045
                                                                -----------

HOUSEHOLD FURNISHINGS (0.5%)
La-Z-Boy, Inc.. . . . . . . . . . . . . . . . . . .     91,800    2,201,364
                                                                -----------

                                        49
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                             SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

IDENTIFICATION CONTROL & FILTER DEVICES (1.3%)
Flowserve Corp. (b) . . . . . . . . . . . . . .  236,000  $ 3,490,440
Hubbell, Inc. Class B . . . . . . . . . . . . .   79,700    2,800,658
                                                          -----------
                                                            6,291,098
                                                          -----------

INDUSTRIAL SPECIALTIES (0.4%)
Graftech International Ltd. (b) . . . . . . . .  290,300    1,730,188
                                                          -----------

INFORMATION TECHNOLOGY SERVICES (0.3%)
RSA Security, Inc. (b). . . . . . . . . . . . .  273,400    1,637,666
                                                          -----------

INSURANCE: MULTI-LINE (1.1%)
Reinsurance Group of America, Inc.. . . . . . .   96,200    2,605,096
StanCorp Financial Group, Inc.. . . . . . . . .   56,900    2,779,565
                                                          -----------
                                                            5,384,661
                                                          -----------

INSURANCE: PROPERTY-CASUALTY (1.9%)
Everest Re Group Ltd. . . . . . . . . . . . . .   58,600    3,240,580
IPC Holdings Ltd. (b) . . . . . . . . . . . . .   86,600    2,731,364
ProAssurance Corp. (b). . . . . . . . . . . . .   64,300    1,350,300
RLI Corp. . . . . . . . . . . . . . . . . . . .   56,211    1,568,287
                                                          -----------
                                                            8,890,531
                                                          -----------

INTERNET SOFTWARE/SERVICES (0.4%)
Art Technology Group, Inc. (b). . . . . . . . .  534,400      662,656
EarthLink, Inc. (b) . . . . . . . . . . . . . .  186,000    1,013,700
                                                          -----------
                                                            1,676,356
                                                          -----------

INVESTMENT BANKS/BROKERS (1.7%)
Ameritrade Holdings Corp. Class A (b) . . . . .  329,800    1,866,668
E*TRADE Group, Inc. (b) . . . . . . . . . . . .  754,400    3,666,384
Knight Trading Group, Inc. (b). . . . . . . . .  466,500    2,234,535
                                                          -----------
                                                            7,767,587
                                                          -----------

INVESTMENT MANAGEMENT COMPANIES (0.4%)
MCG Capital Corp. . . . . . . . . . . . . . . .  190,402    2,044,917
                                                          -----------

LEISURE TIME (0.3%)
Action Performance Companies, Inc.. . . . . . .   54,800    1,041,200
Six Flags, Inc. (b) . . . . . . . . . . . . . .   98,000      559,580
                                                          -----------
                                                            1,600,780
                                                          -----------

MACHINERY: CONSTRUCTION & HANDLING (0.3%)
Manitowoc Company, Inc. (The) . . . . . . . . .   50,200    1,280,100
                                                          -----------

MACHINERY: ENGINES (0.5%)
Cummins, Inc. . . . . . . . . . . . . . . . . .   79,700    2,241,961
                                                          -----------

MACHINERY: INDUSTRIAL/SPECIALTY (0.2%)
Joy Global, Inc. (b). . . . . . . . . . . . . .   83,300      937,958
                                                          -----------

MACHINERY: OIL WELL EQUIPMENT & SERVICES (1.6%)
Key Energy Services, Inc. (b) . . . . . . . . .  544,955    4,888,246
Rowan Companies, Inc. . . . . . . . . . . . . .  106,100    2,408,470
                                                          -----------
                                                            7,296,716
                                                          -----------

MANUFACTURING (0.1%)
Pittston Brink's Group. . . . . . . . . . . . .   19,900      367,752
                                                          -----------

MARINE SHIPPING (0.3%)
Stolt-Nielsen-ADR . . . . . . . . . . . . . . .  234,140    1,463,375
                                                          -----------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (2.3%)
Beckman Coulter, Inc. . . . . . . . . . . . . .   56,700    1,673,784
CONMED Corp. (b). . . . . . . . . . . . . . . .  163,200    3,197,088
Cyberonics, Inc. (b). . . . . . . . . . . . . .   69,500    1,278,800
Ocular Sciences, Inc. (b) . . . . . . . . . . .   67,700    1,050,704
Owens & Minor, Inc. . . . . . . . . . . . . . .  222,500    3,653,450
                                                          -----------
                                                           10,853,826
                                                          -----------

MEDICAL INFORMATION SYSTEMS (0.1%)
Cerner Corp. (b). . . . . . . . . . . . . . . .   19,500      609,570
                                                          -----------

MEDICAL SPECIALTIES (0.7%)
Bausch & Lomb, Inc. . . . . . . . . . . . . . .   47,680    1,716,480
Cytyc Corp. (b) . . . . . . . . . . . . . . . .  156,900    1,600,380
                                                          -----------
                                                            3,316,860
                                                          -----------

MEDICAL/NURSING SERVICES (0.1%)
HealthSouth Corp. (b) . . . . . . . . . . . . .  164,000      688,800
                                                          -----------

METAL FABRICATING (0.6%)
Maverick Tube Corp. (b) . . . . . . . . . . . .  173,990    2,267,090
Wolverine Tube, Inc. (b). . . . . . . . . . . .   93,600      534,456
                                                          -----------
                                                            2,801,546
                                                          -----------

MISCELLANEOUS COMMERCIAL SERVICES (0.3%)
DiamondCluster International, Inc. (b). . . . .  437,900    1,375,006
                                                          -----------

MISCELLANEOUS MATERIALS & PROCESSING (0.3%)
USEC, Inc.. . . . . . . . . . . . . . . . . . .  260,500    1,568,210
                                                          -----------

OIL & GAS (0.4%)
Chesapeake Energy Corp. . . . . . . . . . . . .  222,800    1,724,472
                                                          -----------

OIL REFINING/MARKETING (0.7%)
Tesoro Petroleum Corp. (b). . . . . . . . . . .  728,000    3,290,560
                                                          -----------

OIL: CRUDE PRODUCERS (0.7%)
Newfield Exploration Co. (b). . . . . . . . . .   95,100    3,428,355
                                                          -----------

OILFIELD SERVICES/EQUIPMENT (1.2%)
Global Industries Ltd. (b). . . . . . . . . . .  355,400    1,482,018
Grant Prideco, Inc. (b) . . . . . . . . . . . .  126,700    1,474,788
Horizon Offshore, Inc. (b). . . . . . . . . . .   38,700      192,726
Trico Marine Services, Inc. (b) . . . . . . . .  519,000    1,728,270
Veritas DGC, Inc. (b) . . . . . . . . . . . . .  118,500      936,150
                                                          -----------
                                                            5,813,952
                                                          -----------

OTHER CONSUMER SERVICES (0.3%)
Service Corp. International (b) . . . . . . . .  362,530    1,203,600
                                                          -----------

PACKAGED SOFTWARE (1.0%)
IONA Technologies PLC- ADR (b). . . . . . . . .  469,500    1,338,075
Legato Systems, Inc. (b). . . . . . . . . . . .  119,830      602,745
Manugistics Group, Inc. (b) . . . . . . . . . .  476,300    1,143,120
MRO Software, Inc. (b). . . . . . . . . . . . .   70,400      855,008
Skillsoft PLC (b) . . . . . . . . . . . . . . .  244,600      672,650
                                                          -----------
                                                            4,611,598
                                                          -----------

PAINTS & COATINGS (0.4%)
RPM, Inc. . . . . . . . . . . . . . . . . . . .  129,100    1,972,648
                                                          -----------

PAPER (0.5%)
Bowater, Inc. . . . . . . . . . . . . . . . . .   60,500    2,537,975
                                                          -----------

                                        50
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                               SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

PERSONNEL SERVICES (0.3%)
Kforce.com, Inc. (b). . . . . . . . . . . . . . .  116,700  $   492,474
Spherion Corp. (b). . . . . . . . . . . . . . . .  104,700      701,490
                                                            -----------
                                                              1,193,964
                                                            -----------

PHARMACEUTICALS: GENERIC (0.6%)
Alpharma, Inc. Class A. . . . . . . . . . . . . .  142,275    1,694,495
IVAX Corp. (b). . . . . . . . . . . . . . . . . .   77,100      935,223
                                                            -----------
                                                              2,629,718
                                                            -----------

PHARMACEUTICALS: OTHER (0.8%)
Andrx Group (b) . . . . . . . . . . . . . . . . .  114,500    1,679,715
Shire Pharmaceuticals Group PLC (b) . . . . . . .  100,700    1,902,223
                                                            -----------
                                                              3,581,938
                                                            -----------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES (0.3%)
Ionics, Inc. (b). . . . . . . . . . . . . . . . .   63,900    1,456,920
                                                            -----------

PRODUCTION TECHNOLOGY EQUIPMENT (0.9%)
Lam Research Corp. (b). . . . . . . . . . . . . .  133,500    1,441,800
Photronics, Inc. (b). . . . . . . . . . . . . . .  201,700    2,763,290
                                                            -----------
                                                              4,205,090
                                                            -----------

PUBLISHING: BOOKS/MAGAZINES (0.3%)
Readers Digest Association, Inc.. . . . . . . . .   81,100    1,224,610
Scholastic Corp. (b). . . . . . . . . . . . . . .    6,600      237,270
                                                            -----------
                                                              1,461,880
                                                            -----------

PUBLISHING: MISCELLANEOUS (0.5%)
Donnelley (R.R.) & Sons Co. . . . . . . . . . . .   44,400      966,588
Proquest Co. (b). . . . . . . . . . . . . . . . .   66,700    1,307,320
                                                            -----------
                                                              2,273,908
                                                            -----------

PUBLISHING: NEWSPAPERS (0.6%)
Lee Enterprises, Inc. . . . . . . . . . . . . . .   79,200    2,654,784
                                                            -----------

RADIO & TV BROADCASTERS (1.2%)
Cumulus Media, Inc. (b) . . . . . . . . . . . . .  126,987    1,888,297
Emmis Communications Corp. (b). . . . . . . . . .   94,500    1,968,435
Sinclair Broadcast Group, Inc. (b). . . . . . . .  157,500    1,831,725
                                                            -----------
                                                              5,688,457
                                                            -----------

RAILROAD EQUIPMENT (0.4%)
Wabtec Corp.. . . . . . . . . . . . . . . . . . .  149,700    2,101,788
                                                            -----------

RAILROADS (0.4%)
Genesee & Wyoming, Inc. (b) . . . . . . . . . . .  102,750    2,090,963
                                                            -----------

REAL ESTATE (0.3%)
Jones Lang Lasalle, Inc. (b). . . . . . . . . . .   89,200    1,371,896
                                                            -----------

REAL ESTATE INVESTMENT TRUSTS (4.4%)
Anthracite Capital, Inc.. . . . . . . . . . . . .  270,615    2,949,704
CBL & Associates Properties, Inc. . . . . . . . .   80,100    3,208,004
Developers Diversified Realty Corp. . . . . . . .  140,400    3,087,396
FBR Asset Investment Corp.. . . . . . . . . . . .   89,700    3,040,830
Host Marriott Corp. (b) . . . . . . . . . . . . .  356,200    3,152,370
La Quinta Corp. (b) . . . . . . . . . . . . . . .  162,700      715,880
Liberty Property Trust. . . . . . . . . . . . . .   87,600    2,797,944
Mack-Cali Realty Corp.. . . . . . . . . . . . . .   44,900    1,360,470
                                                            -----------
                                                             20,312,598
                                                            -----------

RECREATIONAL PRODUCTS (0.4%)
Acclaim Entertainment, Inc. (b) . . . . . . . . .  711,222      469,407
Midway Games, Inc. (b). . . . . . . . . . . . . .  332,525    1,386,629
                                                            -----------
                                                              1,856,036
                                                            -----------

REINSURANCE (0.3%)
Platinum Underwriter Holdings Ltd. (b). . . . . .   50,200    1,322,770
                                                            -----------

RENTAL & LEASING SERVICES: CONSUMER (0.4%)
Dollar Thrifty Automotive Group, Inc. (b) . . . .   98,100    2,074,815
                                                            -----------

RESTAURANTS (0.3%)
Darden Restaurants, Inc.. . . . . . . . . . . . .   76,000    1,554,200
                                                            -----------

RETAIL (2.8%)
Abercrombie & Fitch Co. (b) . . . . . . . . . . .   11,900      243,474
Barnes & Noble, Inc. (b). . . . . . . . . . . . .   82,200    1,485,354
Big Lots, Inc. (b). . . . . . . . . . . . . . . .   98,600    1,304,478
Claire's Stores, Inc. . . . . . . . . . . . . . .   63,600    1,403,652
Furniture Brands International, Inc. (b). . . . .   53,600    1,278,360
Linen 'n Things, Inc. (b) . . . . . . . . . . . .  107,600    2,431,760
Men's Wearhouse (b) . . . . . . . . . . . . . . .  121,500    2,083,725
Nautilus Group, Inc. (b). . . . . . . . . . . . .   14,100      188,376
Pier 1 Imports, Inc.. . . . . . . . . . . . . . .   43,200      817,776
Wet Seal, Inc. (b). . . . . . . . . . . . . . . .   64,000      688,704
Zale Corp. (b). . . . . . . . . . . . . . . . . .   31,500    1,004,850
                                                            -----------
                                                             12,930,509
                                                            -----------

SAVINGS & LOAN (2.1%)
Bankatlantic Bancorp, Inc.. . . . . . . . . . . .  393,100    3,714,795
Downey Financial Corp.. . . . . . . . . . . . . .   67,300    2,624,700
Webster Financial Corp. . . . . . . . . . . . . .  107,300    3,734,040
                                                            -----------
                                                             10,073,535
                                                            -----------

SECURITIES BROKERAGE & SERVICES (0.7%)
Legg Mason, Inc.. . . . . . . . . . . . . . . . .   65,000    3,155,100
                                                            -----------

SEMICONDUCTORS (0.5%)
ANADIGICS, Inc. (b) . . . . . . . . . . . . . . .  402,250    1,037,805
TriQuint Semiconductor, Inc. (b). . . . . . . . .  310,600    1,316,944
                                                            -----------
                                                              2,354,749
                                                            -----------

SERVICES TO THE HEALTH INDUSTRY (2.4%)
AdvancePCS (b). . . . . . . . . . . . . . . . . .  145,600    3,233,776
IDX Systems Corp. (b) . . . . . . . . . . . . . .    7,400      126,022
PAREXEL International Corp. (b) . . . . . . . . .    1,700       18,683
PDI, Inc. (b) . . . . . . . . . . . . . . . . . .  101,300    1,093,128
Province Healthcare Co. (b) . . . . . . . . . . .  275,400    2,679,642
Quovadx, Inc. (b) . . . . . . . . . . . . . . . .  186,500      451,330
Ventiv Health, Inc. (b) . . . . . . . . . . . . .  273,100      543,469
WebMD Corp. (b) . . . . . . . . . . . . . . . . .  337,800    2,888,190
                                                            -----------
                                                             11,034,240
                                                            -----------

SERVICES: COMMERCIAL (1.3%)
AMN Healthcare Services, Inc (b). . . . . . . . .  148,000    2,502,680
MPS Group, Inc. (b) . . . . . . . . . . . . . . .  283,541    1,570,817
Waste Connections, Inc. (b) . . . . . . . . . . .   50,900    1,965,249
                                                            -----------
                                                              6,038,746
                                                            -----------

SOAPS & HOUSEHOLD CHEMICALS (0.5%)
Dial Corp. (The). . . . . . . . . . . . . . . . .  125,700    2,560,509
                                                            -----------

SPECIALTY STORES (1.4%)
CSK Auto Corp. (b). . . . . . . . . . . . . . . .   94,100    1,035,100
Electronics Boutique Holdings Corp. (b) . . . . .   56,800      898,008
Finlay Enterprises, Inc. (b). . . . . . . . . . .   43,700      527,022
Gamestop Corp. Class A (b). . . . . . . . . . . .   70,200      687,960
Officemax, Inc. (b) . . . . . . . . . . . . . . .  223,300    1,116,500
Radioshack Corp.. . . . . . . . . . . . . . . . .  133,500    2,501,790
                                                            -----------
                                                              6,766,380
                                                            -----------

                                        51
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            GVIT SMALL CAP VALUE FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                          SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

STEEL (0.5%)
Carpenter Technology Corp. . . . . . . . .       59,800  $    744,510
United States Steel Corp.. . . . . . . . .      115,300     1,512,736
                                                         ------------
                                                            2,257,246
                                                         ------------

TELECOMMUNICATIONS EQUIPMENT (1.0%)
Arris Group, Inc. (b). . . . . . . . . . .      374,900     1,338,393
Comverse Technology, Inc. (b). . . . . . .      162,400     1,627,248
Intervoice, Inc. (b) . . . . . . . . . . .      164,100       354,456
Trimble Navigation Ltd. (b). . . . . . . .      111,265     1,389,700
                                                         ------------
                                                            4,709,797
                                                         ------------

TEXTILE APPAREL MFRS (0.4%)
Quiksilver, Inc. (b) . . . . . . . . . . .       74,100     1,975,506
                                                         ------------

TIRES & RUBBER (0.4%)
Cooper Tire & Rubber Co. . . . . . . . . .      127,800     1,960,452
                                                         ------------

TOYS (0.4%)
Hasbro, Inc. . . . . . . . . . . . . . . .      177,100     2,045,505
                                                         ------------

TRANSPORTATION MISC. (1.2%)
Tidewater, Inc.. . . . . . . . . . . . . .      178,800     5,560,680
                                                         ------------

TRUCKERS (0.7%)
J.B. Hunt Transport Services, Inc. (b) . .       62,700     1,837,110
Yellow Corp. (b) . . . . . . . . . . . . .       52,800     1,330,085
                                                         ------------
                                                            3,167,195
                                                         ------------

TRUCKS/CONSTRUCTION/FARM MACHINERY (0.3%)
Terex Corp. (b). . . . . . . . . . . . . .      137,100     1,527,294
                                                         ------------

UTILITIES: ELECTRICAL (2.2%)
DQE, Inc.. . . . . . . . . . . . . . . . .      190,500     2,903,220
NSTAR. . . . . . . . . . . . . . . . . . .       83,300     3,697,687
Wisconsin Energy Corp. . . . . . . . . . .      141,100     3,555,720
                                                         ------------
                                                           10,156,627
                                                         ------------

UTILITIES: GAS DISTRIBUTORS (2.0%)
New Jersey Resources Corp. . . . . . . . .       96,100     3,035,799
Questar Corp.. . . . . . . . . . . . . . .      144,900     4,031,118
Western Gas Resources, Inc.. . . . . . . .       62,800     2,314,180
                                                         ------------
                                                            9,381,097
                                                         ------------

UTILITIES: WATER (0.2%)
American States Water Co.. . . . . . . . .       47,852     1,107,774
                                                         ------------

WIRELESS TELECOMMUNICATIONS (0.4%)
AirGate PCS, Inc. (b). . . . . . . . . . .       74,700        46,314
Alamosa Holdings, Inc. (b) . . . . . . . .      675,900       351,468
Western Wireless Corp. (b) . . . . . . . .      299,300     1,586,290
                                                         ------------
                                                            1,984,072
                                                         ------------

TOTAL COMMON STOCKS                                       442,760,431
                                                         ------------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION . . . . . . . . . . .  PRINCIPAL    VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (5.4%)

REPURCHASE AGREEMENT (5.4%)
Fifth Third Bank 1.37%, dated 12/31/02,
due 01/02/03, repurchase price
25,405,423, (Fully collateralized
by Freddie Mac Hybrid Adjustable Rate,
Freddie Mac, and Fannie Mae Securities,
Market Value $26,165,595). . . . . . . . .  $25,403,490  $ 25,403,490
                                                         ------------

TOTAL REPURCHASE AGREEMENT                                 25,403,490
                                                         ------------

TOTAL INVESTMENTS
(COST $577,422,281) (A) - 99.9%                           468,163,921

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.1%                                         535,812
                                                         ------------

NET ASSETS - 100.0%                                      $468,699,733
                                                         ------------
                                                         ------------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing security.
ADR  American  Depositary  Receipt
     See  notes  to  financial  statements.

                                        52
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT SMALL CAP GROWTH FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (83.0%)

ADVERTISING SERVICES (2.4%)

Getty Images, Inc. (b) . . . . . . . . .   81,000 $2,474,550
                                                  ----------

AUDIO/VIDEO PRODUCTS (0.6%)
Harman International Industries, Inc.. .   10,000    595,000
                                                  ----------

AUTO PARTS & EQUIPMENT (1.9%)
CSK Auto Corp. (b) . . . . . . . . . . .   41,400    455,400
O'Reilly Automotive, Inc. (b). . . . . .   46,400  1,173,456
Oshkosh Truck Corp.. . . . . . . . . . .    5,400    332,100
                                                  ----------
                                                   1,960,956
                                                  ----------

BIOTECHNOLOGY (1.1%)
Affymetrix, Inc. (b) . . . . . . . . . .   48,460  1,109,249
                                                  ----------

BROADCAST MEDIA (0.7%)
Lin TV Corp., Class A (b). . . . . . . .    8,300    202,105
Radio One, Inc. (b). . . . . . . . . . .   25,700    370,851
Salem Communications Corp.,
Class A (b). . . . . . . . . . . . . . .    4,800    119,856
                                                  ----------
                                                     692,812
                                                  ----------

CAPITAL GOODS (1.4%)
Donaldson Co., Inc.. . . . . . . . . . .   15,300    550,800
PerkinElmer, Inc.. . . . . . . . . . . .  109,131    900,331
                                                  ----------
                                                   1,451,131
                                                  ----------

CASINOS & GAMBLING (1.0%)
Alliance Gaming Corp. (b). . . . . . . .   24,000    408,720
Scientific Games Corp. (b) . . . . . . .   88,300    641,058
                                                  ----------
                                                   1,049,778
                                                  ----------

CHEMICALS (1.7%)
Cabot Microelectronics Corp. (b) . . . .   30,500  1,439,600
RPM International, Inc.. . . . . . . . .   21,400    326,992
                                                  ----------
                                                   1,766,592
                                                  ----------

COMMERCIAL SERVICES (3.9%)
Anteon International Corp. (b) . . . . .   47,800  1,147,200
Coinstar, Inc. (b) . . . . . . . . . . .   29,900    677,235
Education Management Corp. (b) . . . . .   15,700    590,320
Kroll, Inc. (b). . . . . . . . . . . . .   17,700    337,716
MemberWorks, Inc. (b). . . . . . . . . .   61,400  1,103,972
PRG-Schultz International, Inc. (b). . .   12,400    110,360
                                                  ----------
                                                   3,966,803
                                                  ----------

COMPUTER EQUIPMENT (0.7%)
Imation Corp. (b). . . . . . . . . . . .   11,000    385,880
Maxtor Corp. (b) . . . . . . . . . . . .   44,600    225,676
Virage Logic Corp. (b) . . . . . . . . .    9,800     98,294
                                                  ----------
                                                     709,850
                                                  ----------

COMPUTER SOFTWARE & SERVICES (6.0%)
Avid Technology, Inc. (b). . . . . . . .   17,900    410,805
Cerner Corp. (b) . . . . . . . . . . . .   26,300    822,138
Cognizant Technology Solutions Corp. (b)    6,000    433,380
Digital Insight Corp. (b). . . . . . . .   77,100    669,999
EPIQ Systems, Inc. (b) . . . . . . . . .   52,750    808,130
FactSet Research Systems, Inc. . . . . .   43,900  1,241,053
Fidelity National Information
Solutions, Inc. (b). . . . . . . . . . .   10,600    182,850
Mercury Interactive Corp. (b). . . . . .   12,800    379,520
MICROS Systems, Inc. (b) . . . . . . . .    3,000     67,260
National Instruments Corp. (b) . . . . .   11,000    357,390
NetScreen Technologies, Inc. (b) . . . .   16,500    277,860
Safenet, Inc. (b). . . . . . . . . . . .    3,800     96,330
Viewpoint Corp. (b). . . . . . . . . . .   61,400    114,818
Websense, Inc. (b) . . . . . . . . . . .    6,600    140,983
                                                  ----------
                                                   6,002,516
                                                  ----------

CONSTRUCTION & HOUSING (0.2%)
Standard Pacific Corp. . . . . . . . . .    7,200    178,200
                                                  ----------

CONSULTING SERVICES (2.7%)
FTI Consulting, Inc. (b) . . . . . . . .   10,000    401,500
The Advisory Board Co. (b) . . . . . . .   16,000    478,400
The Corporate Executive Board Co. (b). .   58,500  1,867,320
                                                  ----------
                                                   2,747,220
                                                  ----------

CONSUMER SERVICES (1.2%)
MAXIMUS, Inc. (b). . . . . . . . . . . .   45,600  1,190,160
                                                  ----------

DATA PROCESSING SERVICES (1.5%)
Acxiom Corp. (b) . . . . . . . . . . . .   34,200    525,996
Alliance Data Systems Corp. (b). . . . .   42,500    753,100
ProBusiness Services, Inc. (b) . . . . .   24,200    242,000
                                                  ----------
                                                   1,521,096
                                                  ----------

EDUCATION (1.9%)
Career Education Corp. (b) . . . . . . .    8,800    352,000
ITT Educational Services, Inc. (b) . . .   67,100  1,580,205
                                                  ----------
                                                   1,932,205
                                                  ----------

ELECTRONICS (4.1%)
Artisan Components, Inc. (b) . . . . . .   53,900    831,677
Cree, Inc. (b) . . . . . . . . . . . . .   63,000  1,030,050
Flir Systems, Inc. (b) . . . . . . . . .    3,000    146,400
Gentex Corp. (b) . . . . . . . . . . . .   69,600  2,202,144
                                                  ----------
                                                   4,210,271
                                                  ----------

ENGINEERING (0.3%)
Jacobs Engineering Group, Inc. (b) . . .    9,900    352,440
                                                  ----------

ENTERTAINMENT SOFTWARE (2.0%)
Take-Two Interactive Software, Inc. (b).   86,100  2,022,489
                                                  ----------

ENVIRONMENTAL (0.9%)
Stericycle, Inc. (b) . . . . . . . . . .   13,000    420,927
Waste Connections, Inc. (b). . . . . . .   13,000    501,930
                                                  ----------
                                                     922,857
                                                  ----------

FINANCIAL (5.9%)
Affiliated Managers Group, Inc. (b). . .   14,600    734,380
Boston Private Financial Holdings, Inc..   45,900    911,574
Chicago Mercantile Exchange. . . . . . .    1,309     57,151
Commerce Bancorp, Inc. . . . . . . . . .    2,000     86,380
East West Bancorp, Inc.. . . . . . . . .    9,600    346,368
Financial Federal Corp. (b). . . . . . .   59,500  1,495,235
First Community Bancorp. . . . . . . . .   15,000    493,965
Harbor Florida Bancshares, Inc.. . . . .    1,700     38,284
Medallion Financial Corp.. . . . . . . .   72,200    281,580
Seacoast Banking Corp. of Florida. . . .      750     14,130
Southwest Bancorp of Texas, Inc. (b) . .   20,300    584,843
Texas Regional Bancshares, Inc.. . . . .    8,100    287,882
W Holding Co., Inc.. . . . . . . . . . .   34,800    571,068
                                                  ----------
                                                   5,902,840
                                                  ----------

                                        53
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT SMALL CAP GROWTH FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

FOOD & BEVERAGE (2.1%)
American Italian Pasta Co. (b). . . . . .   60,300  $ 2,169,594
                                                    -----------

HEALTHCARE PRODUCTS (1.3%)
Cholestech Corp. (b). . . . . . . . . . .   50,500      351,480
Conceptus, Inc. (b) . . . . . . . . . . .   12,600      150,948
ICU Medical, Inc. (b) . . . . . . . . . .    6,400      238,720
STERIS Corp. (b). . . . . . . . . . . . .   17,000      412,250
Wilson Greatbatch Technologies, Inc. (b).    2,000       58,400
Wright Medical Group, Inc. (b). . . . . .    8,600      150,147
                                                    -----------
                                                      1,361,945
                                                    -----------

HEALTHCARE SERVICES (7.7%)
Accredo Health, Inc. (b). . . . . . . . .   17,900      630,975
American Healthways, Inc. (b) . . . . . .   75,700    1,324,750
AMN Healthcare Services, Inc. (b) . . . .    8,100      136,971
Apria Healthcare Group, Inc. (b). . . . .   56,100    1,247,664
Covance, Inc. (b) . . . . . . . . . . . .   17,000      418,030
Gentiva Health Services, Inc. . . . . . .   11,700      103,077
Odyssey Healthcare, Inc. (b). . . . . . .   42,400    1,471,280
Omnicare, Inc.. . . . . . . . . . . . . .   66,300    1,579,929
Province Healthcare Co. (b) . . . . . . .   26,100      253,953
Select Medical Corp. (b). . . . . . . . .   45,000      607,050
Vistacare, Inc., Class A (b). . . . . . .    1,100       17,611
                                                    -----------
                                                      7,791,290
                                                    -----------

HOSPITALS (1.4%)
AmSurg Corp. (b). . . . . . . . . . . . .   58,300    1,191,069
LifePoint Hospitals, Inc. (b) . . . . . .    6,700      200,538
                                                    -----------
                                                      1,391,607
                                                    -----------

INSURANCE (0.9%)
American Medical Security Group, Inc. (b)   25,100      350,898
Hilb, Rogal & Hamilton Co.. . . . . . . .   15,000      613,500
                                                    -----------
                                                        964,398
                                                    -----------

INTERNET (2.4%)
Checkfree Corp. (b) . . . . . . . . . . .  133,706    2,139,430
Netflix, Inc. (b) . . . . . . . . . . . .    3,000       33,030
United Online, Inc. (b) . . . . . . . . .   20,100      320,414
                                                    -----------
                                                      2,492,874
                                                    -----------

MACHINERY, EQUIPMENT, & SUPPLIES (1.6%)
Intermagnetics General Corp. (b). . . . .   59,300    1,164,652
Zebra Technologies Corp., Class A (b) . .    9,000      515,700
                                                    -----------
                                                      1,680,352
                                                    -----------

MEDIA (0.6%)
Regent Communications, Inc. (b) . . . . .   83,000      490,530
Tivo, Inc. (b). . . . . . . . . . . . . .   17,600       92,048
                                                    -----------
                                                        582,578
                                                    -----------

MEDICAL (4.7%)
Dendrite International, Inc. (b). . . . .  145,400    1,086,138
Gene Logic, Inc. (b). . . . . . . . . . .  111,200      699,448
Impath, Inc. (b). . . . . . . . . . . . .   58,100    1,145,732
Urologix, Inc. (b). . . . . . . . . . . .   81,000      268,110
VISX, Inc. (b). . . . . . . . . . . . . .  171,400    1,642,012
                                                    -----------
                                                      4,841,440
                                                    -----------

OIL & GAS (4.8%)
CAL Dive International, Inc. (b). . . . .   29,000      681,500
Evergreen Resources, Inc. (b) . . . . . .   10,300      461,955
National-Oilwell, Inc. (b). . . . . . . .   33,400      729,456
Newfield Exploration Co. (b). . . . . . .   52,000    1,874,600
Patterson-UTI Energy, Inc. (b). . . . . .   27,200      820,624
Ultra Petroleum Corp. (b) . . . . . . . .   31,500      311,850
                                                    -----------
                                                      4,879,985
                                                    -----------

PHARMACEUTICALS (2.1%)
Biosite, Inc. (b) . . . . . . . . . . . .   12,000      408,240
Intermune, Inc. (b) . . . . . . . . . . .    6,200      158,162
Medicis Pharmaceutical Corp., Class A (b)    4,800      238,416
Neurocrine Biosciences, Inc. (b). . . . .    5,000      228,300
NPS Pharmaceuticals, Inc. (b) . . . . . .    8,300      208,911
Pharmaceutical Resources, Inc. (b). . . .   14,000      417,200
Salix Pharmaceuticals, Inc. (b) . . . . .   15,100      105,549
Scios, Inc. (b) . . . . . . . . . . . . .   11,400      371,412
                                                    -----------
                                                      2,136,190
                                                    -----------

PUBLISHING (0.3%)
Proquest Co. (b). . . . . . . . . . . . .   18,100      354,760
                                                    -----------

RESORTS & THEME PARKS (0.8%)
Vail Resorts, Inc. (b). . . . . . . . . .   53,400      810,078
                                                    -----------

RESTAURANTS (1.6%)
California Pizza Kitchen, Inc. (b). . . .   17,600      443,520
Krispy Kreme Doughnuts, Inc. (b). . . . .    8,700      293,799
Landry's Restaurants, Inc.. . . . . . . .   17,700      375,948
P.F. Chang's China Bistro, Inc. (b) . . .    8,500      308,550
Panera Bread Co., Class A (b) . . . . . .    6,600      229,746
                                                    -----------
                                                      1,651,563
                                                    -----------

RETAIL (4.9%)
Coach, Inc. (b) . . . . . . . . . . . . .   19,000      625,480
Fred's, Inc.. . . . . . . . . . . . . . .   14,000      359,800
Hot Topic, Inc. (b) . . . . . . . . . . .   23,650      541,112
Jo-Ann Stores, Inc., Class A (b). . . . .   17,800      408,866
MSC Industrial Direct Co., Inc. (b) . . .   78,900    1,400,475
PETsMART, Inc. (b). . . . . . . . . . . .   30,700      525,891
Racing Champions Corp. (b). . . . . . . .   22,900      312,585
Too Corp. (b) . . . . . . . . . . . . . .   18,600      437,472
Tractor Supply Co. (b). . . . . . . . . .   11,000      413,600
                                                    -----------
                                                      5,025,281
                                                    -----------

SEMICONDUCTORS (0.3%)
Integrated Circuit Systems, Inc. (b). . .   16,700      304,775
                                                    -----------

TELECOMMUNICATIONS (1.7%)
Nextel Partners, Inc., Class A (b). . . .   52,800      320,496
PTEK Holdings, Inc. (b) . . . . . . . . .   41,500      182,600
Tekelec (b) . . . . . . . . . . . . . . .   98,100    1,025,145
Triton PCS Holdings, Inc. (b) . . . . . .   51,600      202,788
                                                    -----------
                                                      1,731,029
                                                    -----------

TRANSPORTATION (1.7%)
Dollar Thrifty Automotive Group, Inc. (b)    7,800      164,970
Genesee & Wyoming, Inc., Class A (b). . .    6,200      126,170
Kansas City Southern Industries, Inc. (b)   82,500      990,000
Old Dominion Freight Line, Inc. (b) . . .    1,100       31,185
UTI Worldwide, Inc. . . . . . . . . . . .   17,000      446,250
                                                    -----------
                                                      1,758,575
                                                    -----------

TOTAL COMMON STOCKS                                  84,687,329
                                                    -----------

                                        54
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                           GVIT SMALL CAP GROWTH FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                        PRINCIPAL      VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (17.6%)
Fifth Third Bank, 1.37%, dated
12/31/02, due 01/02/03, repurchase
price $17,951,219 (Fully collateralized
by FNMB and U.S. Treasury Securities,
Market Value $18,488,350). . . . . . . .  $17,949,853  $ 17,949,853
                                                       -------------

TOTAL REPURCHASE AGREEMENT                               17,949,853
                                                       -------------

TOTAL INVESTMENTS
(COST $113,777,661) (A) - 100.6%                        102,637,182

LIABILITIES IN EXCESS
OF OTHER ASSETS - (0.6)%                                   (659,884)
                                                       -------------

NET ASSETS - 100.0%                                    $101,977,298
                                                       -------------
                                                       -------------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security. FNMB Federal National Mortgage
     Bank
See  notes  to  financial  statements.

                                        55
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT WORLDWIDE LEADERS FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (98.6%)

FINLAND (2.8%)

OIL & GAS (2.8%)
Fortum Oyj . . . . . . . . . . . . . . .  111,000  $   728,021
                                                   -----------

FRANCE (3.1%)

BANKS (3.1%)
Societe Generale . . . . . . . . . . . .   14,100      821,208
                                                   -----------

GERMANY (2.0%)

AUTOMOTIVE (2.0%)
Bayerische Motoren Werke AG. . . . . . .   17,500      531,652
                                                   -----------

HONG KONG (5.0%)

DIVERSIFIED (5.0%)
Hutchison Whampoa Ltd. . . . . . . . . .  211,000    1,320,373
                                                   -----------

IRELAND (3.2%)

BANKS (3.2%)
Bank of Ireland. . . . . . . . . . . . .   83,000      851,840
                                                   -----------

ISRAEL (2.3%)

PHARMACEUTICALS (2.3%)
Teva Pharmaceutical Industries Ltd. ADR.   15,640      603,860
                                                   -----------

JAPAN (2.6%)

ELECTRONICS (2.6%)
Sony Corp. . . . . . . . . . . . . . . .   16,200      677,105
                                                   -----------

KOREA (6.5%)

BANKS (2.2%)
Kookmin Bank ADR . . . . . . . . . . . .   17,300      611,555
                                                   -----------

ELECTRONICS (2.3%)
Samsung Electronics Co. Ltd. . . . . . .    4,500      599,625
                                                   -----------

INTERNET SERVICES (2.0%)
NCsoft Corp. (b) . . . . . . . . . . . .    6,000      521,057
                                                   -----------
                                                     1,732,237
                                                   -----------

MEXICO (1.6%)

TELECOMMUNICATIONS (1.6%)
America Movil SA de CV ADR . . . . . . .   30,000      430,800
                                                   -----------

NETHERLANDS (5.8%)

ELECTRONICS (2.9%)
Koninklijke (Royal) Philips
Electronics NV . . . . . . . . . . . . .   44,400      778,109
                                                   -----------

OIL & GAS (2.9%)
Royal Dutch Petroleum Co.. . . . . . . .   17,400      765,989
                                                   -----------
                                                     1,544,098
                                                   -----------

SINGAPORE (4.1%)

ELECTRONICS (2.1%)
Flextronics International Ltd. (b) . . .   66,700      546,273
                                                   -----------

TELECOMMUNICATIONS (2.0%)
MobileOne (Asia) Ltd. (b). . . . . . . .  766,000      538,784
                                                   -----------
                                                     1,085,057
                                                   -----------

SPAIN (2.1%)

RETAIL (2.1%)
Industria de Diseno Textil SA. . . . . .   23,200      548,030
                                                   -----------

UNITED KINGDOM (20.4%)

BANKS (2.2%)
Lloyds TSB Group PLC . . . . . . . . . .   79,465      570,571
                                                   -----------

BUILDING & CONSTRUCTION (3.7%)
George Wimpey PLC. . . . . . . . . . . .  230,581      987,425
                                                   -----------

MINING (3.7%)
Anglo American PLC . . . . . . . . . . .   65,100      966,821
                                                   -----------

OIL & GAS (5.3%)
BP PLC . . . . . . . . . . . . . . . . .  203,600    1,399,602
                                                   -----------

RETAIL (5.5%)
Dixons Group PLC . . . . . . . . . . . .  378,900      884,487
GUS PLC. . . . . . . . . . . . . . . . .   64,200      596,362
                                                   -----------
                                                     1,480,849
                                                   -----------
                                                     5,405,268
                                                   -----------

UNITED STATES (37.1%)

AIRLINES (4.5%)
Jetblue Airways Corp. (b). . . . . . . .   43,800    1,182,600
                                                   -----------

COMPUTER SOFTWARE (4.3%)
Microsoft Corp. (b). . . . . . . . . . .   21,800    1,127,060
                                                   -----------

FINANCIAL SERVICES (7.5%)
J.P. Morgan Chase & Co.. . . . . . . . .   52,700    1,264,801
Merrill Lynch & Co., Inc.. . . . . . . .   19,400      736,230
                                                   -----------
                                                     2,001,031
                                                   -----------

HOME FURNISHING (3.2%)
Newell Rubbermaid, Inc.. . . . . . . . .   28,000      849,240
                                                   -----------

INSURANCE (6.6%)
Allstate Corp. . . . . . . . . . . . . .   25,600      946,944
Metlife Inc. . . . . . . . . . . . . . .   29,500      797,680
                                                   -----------
                                                     1,744,624
                                                   -----------

INTERNET SERVICES (1.3%)
Amazon.com, Inc. (b) . . . . . . . . . .   18,700      353,243
                                                   -----------

MANUFACTURING (3.1%)
Tyco International Ltd.. . . . . . . . .   48,600      830,088
                                                   -----------

MEDIA (2.7%)
Comcast Corp. (b). . . . . . . . . . . .   31,500      711,585
                                                   -----------

MEDICAL INSTRUMENTS (3.9%)
St. Jude Medical, Inc. (b) . . . . . . .   25,700    1,020,804
                                                   -----------
                                                     9,820,275
                                                   -----------

TOTAL COMMON STOCKS                                 26,099,824
                                                   -----------

                                        56
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT WORLDWIDE LEADERS FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)



----------------------------------------------------------
SECURITY DESCRIPTION                   PRINCIPAL     VALUE
----------------------------------------------------------
REPURCHASE AGREEMENT (1.3%)
Fifth Third Bank, 1.37%, dated
12/31/02, due 01/02/03 repurchase
price $332,037 (Fully collateralized
by Freddie Mac Gold Securities,
Market Value $341,972)                $   332,012    $332,012
                                                  -----------
TOTAL REPURCHASE AGREEMENT                            332,012
                                                  -----------
TOTAL INVESTMENTS
(COST $26,532,382) (A) - 99.9%                     26,431,836
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.1%                                  34,698
                                                  -----------
NET ASSETS - 100.0%                               $26,466,534
                                                  -----------
                                                  -----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
See  notes  to  financial  statements.

                                        57
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         DREYFUS GVIT MID CAP INDEX FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (98.0%)

AEROSPACE/DEFENSE (0.2%)
Precision Castparts Corp.. . . . . . . .   21,000  $   509,250
Sequa Corp. (b). . . . . . . . . . . . .    4,200      164,262
                                                   -----------
                                                       673,512
                                                   -----------

AGRICULTURAL PRODUCTS (0.1%)
Universal Corp.. . . . . . . . . . . . .   10,300      380,688
                                                   -----------

AIRLINES (0.1%)
Alaska Air Group, Inc. (b) . . . . . . .   10,600      229,490
                                                   -----------

AMUSEMENT & RECREATION (0.5%)
Callaway Golf Co.. . . . . . . . . . . .   30,400      402,800
International Speedway Corp. . . . . . .   21,300      794,277
Six Flags, Inc. (b). . . . . . . . . . .   37,000      211,270
                                                   -----------
                                                     1,408,347
                                                   -----------

AUTO PARTS & EQUIPMENT (1.6%)
Arvinmeritor, Inc. . . . . . . . . . . .   27,225      453,841
Bandag, Inc. . . . . . . . . . . . . . .    7,700      297,836
BorgWarner Automotive, Inc.. . . . . . .   10,800      544,536
Carmax, Inc. (b) . . . . . . . . . . . .   41,200      736,656
Gentex Corp. (b) . . . . . . . . . . . .   30,500      965,020
Lear Corp. (b) . . . . . . . . . . . . .   26,300      875,264
Modine Manufacturing Co. . . . . . . . .   13,500      238,680
Superior Industries International, Inc..   11,100      459,096
                                                   -----------
                                                     4,570,929
                                                   -----------

BANKS (9.1%)
Associated Banc Corp.. . . . . . . . . .   29,910    1,015,145
Astoria Financial Corp.. . . . . . . . .   34,900      947,535
Banknorth Group, Inc.. . . . . . . . . .   59,300    1,340,180
City National Corp.. . . . . . . . . . .   20,000      879,800
Colonial Bancgroup, Inc. . . . . . . . .   49,500      590,535
Compass Bancshares, Inc. . . . . . . . .   51,300    1,604,151
First Virginia Banks, Inc. . . . . . . .   28,700    1,068,501
FirstMerit Corp. . . . . . . . . . . . .   33,900      734,274
Greater Bay Bancorp. . . . . . . . . . .   20,600      356,174
GreenPoint Financial Corp. . . . . . . .   39,100    1,766,538
Hibernia Corp. . . . . . . . . . . . . .   63,100    1,215,306
Independence Community Bank Corp.. . . .   22,900      581,202
IndyMac Bancorp, Inc. (b). . . . . . . .   22,100      408,629
M&T Bank Corp. . . . . . . . . . . . . .   36,800    2,920,079
Mercantile Bankshare Corp. . . . . . . .   27,600    1,065,084
National Commerce Financial Co.. . . . .   82,190    1,960,232
New York Community Bancorp, Inc. . . . .   42,900    1,238,952
Provident Financial Group, Inc.. . . . .   19,500      507,585
Roslyn Bancorp, Inc. . . . . . . . . . .   33,200      598,596
Silicon Valley Bancshares (b). . . . . .   17,200      313,900
Sovereign Bancorp, Inc.. . . . . . . . .  104,600    1,469,630
TCF Financial Corp.. . . . . . . . . . .   29,700    1,297,593
Webster Financial Corp.. . . . . . . . .   18,400      640,320
West America Bancorp . . . . . . . . . .   13,400      538,412
Wilmington Trust Corp. . . . . . . . . .   26,300      833,184
                                                   -----------
                                                    25,891,537
                                                   -----------

BIOTECHNOLOGY (2.3%)
Gilead Sciences, Inc. (b). . . . . . . .   78,800    2,679,200
IDEC Pharmaceuticals Corp. (b) . . . . .   61,300    2,033,321
Incyte Pharmaceuticals, Inc. (b) . . . .   27,000      123,120
Millenium Pharmaceuticals, Inc. (b). . .  115,287      915,379
Protein Design Labs, Inc. (b). . . . . .   35,700      303,450
Vertex Pharmaceuticals, Inc. (b) . . . .   30,600      485,010
                                                   -----------
                                                     6,539,480
                                                   -----------

BROADCASTING (1.3%)
Emmis Communications Corp. (b) . . . . .   21,300      443,679
Entercom Communications Corp. (b). . . .   19,900      933,708
Hispanic Broadcasting Corp. (b). . . . .   43,500      893,925
Westwood One, Inc. (b) . . . . . . . . .   42,500    1,587,800
                                                   -----------
                                                     3,859,112
                                                   -----------

BUSINESS SERVICES (2.9%)
Acxiom Corp. (b) . . . . . . . . . . . .   35,700      549,066
Catalina Marketing Corp. (b) . . . . . .   21,900      405,150
Ceridian Corp. (b) . . . . . . . . . . .   59,400      856,548
Checkfree Corp. (b). . . . . . . . . . .   31,500      504,032
CSG Systems International, Inc. (b). . .   20,700      282,555
DST Systems, Inc. (b). . . . . . . . . .   47,900    1,702,844
Gartner Group, Inc. (b). . . . . . . . .   33,200      313,740
Harte-Hanks, Inc.. . . . . . . . . . . .   36,450      680,522
Kelly Services, Inc. . . . . . . . . . .   14,200      350,882
Korn/Ferry International (b) . . . . . .   15,200      113,696
Manpower, Inc. . . . . . . . . . . . . .   30,700      979,330
MPS Group, Inc. (b). . . . . . . . . . .   41,100      227,694
Overture Services, Inc. (b). . . . . . .   23,400      639,054
The BISYS Group, Inc. (b). . . . . . . .   48,200      766,380
                                                   -----------
                                                     8,371,493
                                                   -----------

CHEMICALS (2.8%)
A. Schulman, Inc.. . . . . . . . . . . .   11,800      219,598
Airgas, Inc. (b) . . . . . . . . . . . .   28,700      495,075
Albemarle Corp.. . . . . . . . . . . . .   16,700      475,115
Cabot Corp.. . . . . . . . . . . . . . .   24,600      652,884
Crompton Corp. . . . . . . . . . . . . .   45,600      271,320
Cytec Industries, Inc. (b) . . . . . . .   15,800      431,024
Ferro Corp.. . . . . . . . . . . . . . .   16,200      395,766
FMC Corp. (b). . . . . . . . . . . . . .   14,100      385,212
Fuller (H. B.) Co. . . . . . . . . . . .   11,400      295,032
IMC Global, Inc. . . . . . . . . . . . .   46,000      490,820
Lubrizol Corp. . . . . . . . . . . . . .   20,600      628,300
Lyondell Chemical Co.. . . . . . . . . .   64,000      808,960
Minerals Technologies, Inc.. . . . . . .    8,100      349,515
Olin Corp. . . . . . . . . . . . . . . .   23,000      357,650
RPM, Inc.. . . . . . . . . . . . . . . .   45,900      701,352
Solutia, Inc.. . . . . . . . . . . . . .   41,900      152,097
Valspar Corp.. . . . . . . . . . . . . .   20,100      888,018
                                                   -----------
                                                     7,997,738
                                                   -----------

COMMUNICATION EQUIPMENT (2.1%)
Adtran, Inc. (b) . . . . . . . . . . . .   14,900      490,210
Advanced Fibre Communications, Inc. (b).   33,700      562,116
Broadwing, Inc. (b). . . . . . . . . . .   87,600      308,352
CommScope, Inc. (b). . . . . . . . . . .   23,700      187,230
Harris Corp. . . . . . . . . . . . . . .   26,600      699,580
L-3 Communications Holdings, Inc. (b). .   37,800    1,697,598
Plantronics, Inc. (b). . . . . . . . . .   18,000      272,340
Polycom, Inc. (b). . . . . . . . . . . .   39,700      377,944
Powerwave Technologies, Inc. (b) . . . .   26,200      141,480
Price Communications Corp. (b) . . . . .   21,700      300,111
Telephone & Data Systems, Inc. . . . . .   23,500    1,104,970
                                                   -----------
                                                     6,141,931
                                                   -----------

                                        58
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         DREYFUS GVIT MID CAP INDEX FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

COMPUTER HARDWARE (0.9%)
Infocus Corp. (b). . . . . . . . . . . .   15,500  $    95,480
Keane, Inc. (b). . . . . . . . . . . . .   28,700      258,013
National Instruments Corp. (b) . . . . .   20,400      662,796
Quantum Corp. (b). . . . . . . . . . . .   63,100      168,477
SanDisk Corp. (b). . . . . . . . . . . .   27,600      560,280
Storage Technology Corp. (b) . . . . . .   42,700      914,634
Sykes Enterprises, Inc. (b). . . . . . .   15,900       52,152
                                                   -----------
                                                     2,711,832
                                                   -----------

COMPUTER SOFTWARE & SERVICES (4.9%)
3COM Corp. (b) . . . . . . . . . . . . .  147,200      681,536
Activision, Inc. (b) . . . . . . . . . .   26,900      392,471
Advent Software, Inc. (b). . . . . . . .   13,100      178,553
Affiliated Computer Services, Inc. (b) .   52,900    2,785,185
Ascential Software Corp. (b) . . . . . .   96,600      231,840
Avocent Corp. (b). . . . . . . . . . . .   18,100      402,182
Cadence Design Systems, Inc. (b) . . . .  107,700    1,269,783
Internet Security, Inc. (b). . . . . . .   19,800      362,934
Investment Technology Group, Inc. (b). .   19,300      431,548
Jack Henry & Associates, Inc.. . . . . .   35,100      422,604
Legato Systems, Inc. (b) . . . . . . . .   46,500      233,895
Macromedia, Inc. (b) . . . . . . . . . .   24,200      257,730
Macrovision Corp. (b). . . . . . . . . .   19,400      311,176
Mentor Graphics Corp. (b). . . . . . . .   26,700      209,862
Network Associates, Inc. (b) . . . . . .   62,700    1,008,843
Retek, Inc. (b). . . . . . . . . . . . .   20,800       56,576
RSA Security, Inc. (b) . . . . . . . . .   22,700      135,973
Sybase, Inc. (b) . . . . . . . . . . . .   37,900      507,860
Symantec Corp. (b) . . . . . . . . . . .   57,900    2,345,529
Synopsys, Inc. (b) . . . . . . . . . . .   30,300    1,398,345
The Titan Corp. (b). . . . . . . . . . .   31,200      324,480
Transaction Systems Architects, Inc. (b)   14,000       91,000
Wind River Systems, Inc. (b) . . . . . .   31,600      129,560
                                                   -----------
                                                    14,169,465
                                                   -----------

COMPUTER STORAGE DEVICES (0.1%)
McDATA Corp. (b) . . . . . . . . . . . .   45,400      322,340
                                                   -----------

CONSTRUCTION (1.7%)
Clayton Homes, Inc.. . . . . . . . . . .   54,400      662,592
Dycom Industries, Inc. (b) . . . . . . .   19,100      253,075
Granite Construction, Inc. . . . . . . .   16,650      258,075
Horton (D.R.), Inc.. . . . . . . . . . .   58,600    1,016,710
Jacobs Engineering Group, Inc. (b) . . .   21,800      776,080
Lennar Corp. . . . . . . . . . . . . . .   26,000    1,341,600
Martin Marietta Materials, Inc.. . . . .   19,600      600,936
                                                   -----------
                                                     4,909,068
                                                   -----------

CONSUMER & COMMERCIAL SERVICES (1.8%)
Career Education Corp. (b) . . . . . . .   18,400      736,000
DeVry, Inc. (b). . . . . . . . . . . . .   28,000      465,080
Dun & Bradstreet Corp. (b) . . . . . . .   29,800    1,027,802
Education Management Corp. (b) . . . . .   14,100      530,160
Pittston Brink's Group . . . . . . . . .   21,600      399,168
Quanta Services, Inc. (b). . . . . . . .   27,400       95,900
Rollins, Inc.. . . . . . . . . . . . . .   12,100      307,945
Sotheby's Holdings, Inc. (b) . . . . . .   24,600      221,400
Sylvan Learning Systems, Inc. (b). . . .   16,100      264,040
United Rentals, Inc. (b) . . . . . . . .   30,600      329,256
Viad Corp. . . . . . . . . . . . . . . .   35,300      788,955
                                                   -----------
                                                     5,165,706
                                                   -----------

CONSUMER NON-DURABLE (0.2%)
Timberland Co. Class A (b) . . . . . . .   14,800      527,028
                                                   -----------

CONSUMER PRODUCTS (2.3%)
Blyth Industries, Inc. . . . . . . . . .   18,600      497,736
Choicepoint, Inc. (b). . . . . . . . . .   33,933    1,340,014
Church & Dwight, Inc.. . . . . . . . . .   16,000      486,880
Dial Corp. . . . . . . . . . . . . . . .   38,000      774,060
Energizer Holdings, Inc. (b) . . . . . .   36,300    1,012,770
Furniture Brands International, Inc. (b)   22,500      536,625
Lancaster Colony Corp. . . . . . . . . .   14,600      570,568
Mohawk Industries Co. (b). . . . . . . .   26,600    1,514,870
                                                   -----------
                                                     6,733,523
                                                   -----------

CONTAINERS/PACKAGING (0.6%)
Packaging Corp. of America (b) . . . . .   41,800      762,432
Sonoco Products Co.. . . . . . . . . . .   38,700      887,391
                                                   -----------
                                                     1,649,823
                                                   -----------

CRUDE PETROLEUM & NATURAL GAS (0.7%)
Noble Energy, Inc. . . . . . . . . . . .   22,900      859,895
Patterson-UTI Energy, Inc. (b) . . . . .   31,700      956,389
Westar Energy, Inc.. . . . . . . . . . .   28,600      283,140
                                                   -----------
                                                     2,099,424
                                                   -----------

ELECTRONICS (4.4%)
Arrow Electronics, Inc. (b). . . . . . .   40,200      514,158
Atmel Corp. (b). . . . . . . . . . . . .  186,800      416,564
Avnet, Inc.. . . . . . . . . . . . . . .   47,900      518,757
Cabot Microelectronics Corp. (b) . . . .    9,782      461,710
Cirrus Logic, Inc. (b) . . . . . . . . .   33,400       96,192
Credence Systems Corp. (b) . . . . . . .   24,300      226,719
Cree, Inc. (b) . . . . . . . . . . . . .   29,100      475,785
Cypress Semiconductor Corp. (b). . . . .   49,300      281,996
FEI Co. (b). . . . . . . . . . . . . . .   13,000      198,770
GrafTech International Ltd. (b). . . . .   22,500      134,100
Hubbell, Inc.. . . . . . . . . . . . . .   23,700      832,818
Integrated Device Technology, Inc. (b) .   41,100      344,007
International Rectifier Corp. (b). . . .   25,600      472,576
Intersil Corp. (b) . . . . . . . . . . .   54,800      763,912
Kemet Corp. (b). . . . . . . . . . . . .   34,500      301,530
Lam Research Corp. (b) . . . . . . . . .   50,200      542,160
Lattice Semiconductor Corp. (b). . . . .   45,000      394,650
LTX Corp. (b). . . . . . . . . . . . . .   19,700      118,791
Micrel, Inc. (b) . . . . . . . . . . . .   36,700      329,566
Microchip Technology, Inc. . . . . . . .   81,300    1,987,785
Newport Corp. (b). . . . . . . . . . . .   15,300      192,168
Plexus Corp. (b) . . . . . . . . . . . .   16,800      147,504
RF Micro Devices, Inc. (b) . . . . . . .   67,800      496,974
Semtech Corp. (b). . . . . . . . . . . .   29,500      322,140
SPX Corp. (b). . . . . . . . . . . . . .   32,300    1,209,635
TriQuint Semiconductor, Inc. (b) . . . .   53,091      225,106
Vishay Intertechnology, Inc. (b) . . . .   63,850      713,843
                                                   -----------
                                                    12,719,916
                                                   -----------

ENVIRONMENTAL SERVICES (0.5%)
Republic Services, Inc. (b). . . . . . .   65,500    1,374,190
                                                   -----------

FINANCIAL SERVICES (4.2%)
Americredit Corp. (b). . . . . . . . . .   61,000      472,140
Bank of Hawaii Corp. . . . . . . . . . .   26,000      790,140
Certegy, Inc. (b). . . . . . . . . . . .   26,600      653,030
Commerce Bancorp, Inc. . . . . . . . . .   27,000    1,166,130

                                        59
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         DREYFUS GVIT MID CAP INDEX FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
E*TRADE Group, Inc. (b) . . . . . .  144,800  $   703,728
Eaton Vance Corp. . . . . . . . . .   27,800      785,350
Edwards (A.G.), Inc.. . . . . . . .   31,600    1,041,536
Investors Financial Services Corp..   25,900      709,401
Labranche & Co., Inc. (b) . . . . .   23,800      634,032
Legg Mason, Inc.. . . . . . . . . .   25,900    1,257,186
Metris Cos., Inc. . . . . . . . . .   22,800       56,316
Neuberger Berman, Inc.. . . . . . .   27,950      936,046
PMI Group, Inc. . . . . . . . . . .   36,200    1,087,448
SEI Corp. . . . . . . . . . . . . .   42,500    1,155,150
Waddell & Reed Financial, Inc.. . .   32,100      631,407
                                              -----------
                                               12,079,040
                                              -----------

FOOD & BEVERAGE (4.8%)
Constellation Brands, Inc. (b). . .   36,200      858,302
Dean Foods Co. (b). . . . . . . . .   36,522    1,354,966
Dole Food Co. . . . . . . . . . . .   22,500      733,050
Dreyer's Grand Ice Cream, Inc.. . .   14,000      993,440
Hormel Foods Corp.. . . . . . . . .   55,600    1,297,148
Interstate Bakeries Corp. . . . . .   17,600      268,400
Krispy Kreme Doughnuts, Inc. (b). .   22,200      749,694
McCormick & Co., Inc. . . . . . . .   56,000    1,299,200
PepsiAmericas, Inc. . . . . . . . .   60,200      808,486
Sensient Technologies Corp. . . . .   19,000      426,930
Smithfield Foods, Inc. (b). . . . .   43,800      868,992
Smucker (J.M.) Co.. . . . . . . . .   19,867      790,905
Tootsie Roll Industries, Inc. . . .   20,676      634,340
Tyson Foods, Inc. . . . . . . . . .  141,281    1,585,173
Whole Foods Market, Inc. (b). . . .   23,000    1,212,790
                                              -----------
                                               13,881,816
                                              -----------

GAMING (0.9%)
GTECH Holdings Corp. (b). . . . . .   22,900      637,994
Mandalay Resort Group (b) . . . . .   27,600      844,836
Park Place Entertainment, Inc. (b).  120,700    1,013,880
                                              -----------
                                                2,496,710
                                              -----------

HEALTH SERVICES (0.4%)
Universal Health Services, Inc. (b)   24,200    1,091,420
                                              -----------

HEALTHCARE (8.9%)
AdvancePCS (b). . . . . . . . . . .   36,000      799,560
Apogent Technologies, Inc. (b). . .   42,800      890,240
Apria Healthcare Group, Inc. (b). .   21,900      487,056
Barr Laboratories, Inc. (b) . . . .   17,600    1,145,584
Beckman Coulter, Inc. . . . . . . .   24,900      735,048
Charles River Laboratories
International, Inc. (b) . . . . . .   18,100      696,488
Covance, Inc. (b) . . . . . . . . .   24,000      590,160
Cytyc Corp. (b) . . . . . . . . . .   46,400      473,280
Dentsply International, Inc.. . . .   31,400    1,168,080
Edwards Lifesciences Corp. (b). . .   24,100      613,827
Express Scripts, Inc. (b) . . . . .   31,200    1,498,848
First Health Group Corp. (b). . . .   40,600      988,610
Health Net, Inc. (b). . . . . . . .   49,600    1,309,440
Henry Schein, Inc. (b). . . . . . .   17,600      792,000
ICN Pharmaceuticals, Inc. . . . . .   33,500      365,485
IVAX Corp. (b). . . . . . . . . . .   77,825      944,017
LifePoint Hospitals, Inc. (b) . . .   15,800      472,910
Lincare Holdings, Inc. (b). . . . .   42,300    1,337,526
Mylan Laboratories, Inc.. . . . . .   49,100    1,713,590
Omnicare, Inc.. . . . . . . . . . .   37,800      900,774
Oxford Health Plans, Inc. (b) . . .   35,000    1,275,750
PacifiCare Health Systems, Inc. (b)   14,300      401,830
Patterson Dental Co. (b). . . . . .   27,300    1,194,102
Perrigo Co. (b) . . . . . . . . . .   27,800      337,770
Sepracor, Inc. (b). . . . . . . . .   33,700      325,879
SICOR, Inc. (b) . . . . . . . . . .   46,900      743,365
Steris Corp. (b). . . . . . . . . .   27,800      674,150
Triad Hospitals, Inc. (b) . . . . .   29,908      892,156
Varian Medical Systems, Inc. (b). .   27,200    1,349,120
Visx, Inc. (b). . . . . . . . . . .   20,700      198,306
                                              -----------
                                               25,314,951
                                              -----------

HOTELS & LODGING (0.2%)
Extended Stay America, Inc. (b) . .   37,500      553,125
                                              -----------

INSURANCE (4.5%)
Allmerica Financial Corp. . . . . .   21,200      214,120
American Financial Group, Inc.. . .   27,700      639,039
AmerUs Group Co.. . . . . . . . . .   15,600      441,012
Brown & Brown, Inc. . . . . . . . .   27,700      895,264
Everest Re Group Ltd. . . . . . . .   20,400    1,128,120
Fidelity National Financial, Inc. .   38,290    1,257,061
Gallagher (Arthur J.) & Co. . . . .   35,200    1,034,176
HCC Insurance Holdings, Inc.. . . .   25,000      615,000
Horace Mann Educators Corp. . . . .   16,300      249,879
Leucadia National Corp. . . . . . .   22,200      828,282
Mony Group, Inc.. . . . . . . . . .   18,800      450,072
Ohio Casualty Corp. (b) . . . . . .   24,300      314,685
Old Republic International Corp.. .   48,300    1,352,400
Protective Life Corp. . . . . . . .   27,500      756,800
Radian Group, Inc.. . . . . . . . .   37,400    1,389,410
Stancorp Financial Group, Inc.. . .   11,800      576,430
Unitrin, Inc. . . . . . . . . . . .   27,100      791,862
                                              -----------
                                               12,933,612
                                              -----------

MACHINERY (0.4%)
AGCO Corp.. . . . . . . . . . . . .   30,000      663,000
Kaydon Corp.. . . . . . . . . . . .   12,000      254,520
Tecumseh Products Co. . . . . . . .    7,400      326,562
                                              -----------
                                                1,244,082
                                              -----------

MANUFACTURING (2.9%)
Albany International Corp.. . . . .   12,912      266,762
Ametek, Inc.. . . . . . . . . . . .   13,200      508,068
Carlisle Companies, Inc.. . . . . .   12,300      508,974
Diebold, Inc. . . . . . . . . . . .   28,900    1,191,258
Donaldson Co., Inc. . . . . . . . .   17,600      633,600
Federal Signal Corp.. . . . . . . .   19,000      368,980
Flowserve Corp. (b) . . . . . . . .   22,100      326,859
Harsco Corp.. . . . . . . . . . . .   16,200      516,618
Hillenbrand Industry, Inc.. . . . .   24,700    1,193,257
Nordson Corp. . . . . . . . . . . .   13,400      332,722
Pentair, Inc. . . . . . . . . . . .   19,700      680,635
Teleflex, Inc.. . . . . . . . . . .   15,800      677,662
Trinity Industries, Inc.. . . . . .   18,400      348,864
Varian, Inc. (b). . . . . . . . . .   13,600      390,184
York International Corp.. . . . . .   15,800      404,006
                                              -----------
                                                8,348,449
                                              -----------

                                        60
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         DREYFUS GVIT MID CAP INDEX FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                    SHARES     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

METALS (0.3%)

AK Steel Holding Corp. (b) . . . . . .  43,200  $   345,600
Carpenter Technology Corp. . . . . . .   8,800      109,560
Kennametal, Inc. . . . . . . . . . . .  14,100      486,168
                                                -----------
                                                    941,328
                                                -----------

MINING (0.4%)
Arch Coal, Inc.. . . . . . . . . . . .  21,000      453,390
Peabody Energy Corp. . . . . . . . . .  21,000      613,830
                                                -----------
                                                  1,067,220
                                                -----------

OFFICE EQUIPMENT & SUPPLIES (0.8%)
HON Industries, Inc. . . . . . . . . .  23,600      667,408
Miller (Herman), Inc.. . . . . . . . .  30,000      552,000
Reynolds & Reynolds Co.. . . . . . . .  27,800      708,066
Wallace Computer Services, Inc.. . . .  16,800      361,368
                                                -----------
                                                  2,288,842
                                                -----------

OIL & GAS (6.5%)
Cooper Cameron Corp. (b) . . . . . . .  21,800    1,086,076
ENSCO International, Inc.. . . . . . .  59,700    1,758,165
FMC Technologies, Inc. (b) . . . . . .  26,221      535,695
Forest Oil Corp. (b) . . . . . . . . .  18,800      519,820
Grant Prideco, Inc. (b). . . . . . . .  48,400      563,376
Hanover Compressor Co. (b) . . . . . .  26,600      244,188
Helmerich & Payne, Inc.. . . . . . . .  20,000      558,200
Murphy Oil Corp. . . . . . . . . . . .  36,800    1,576,880
National-Oilwell, Inc. (b) . . . . . .  32,400      707,616
Ocean Energy, Inc. . . . . . . . . . .  70,600    1,409,882
Pioneer Natural Resources Co. (b). . .  46,900    1,184,225
Pride International, Inc. (b). . . . .  53,800      801,620
Smith International, Inc. (b). . . . .  40,700    1,327,634
Tidewater, Inc.. . . . . . . . . . . .  24,300      755,730
Valero Energy Corp.. . . . . . . . . .  42,700    1,577,338
Varco International, Inc. (b). . . . .  38,708      673,519
Weatherford International Ltd. (b) . .  52,100    2,080,353
XTO Energy, Inc. . . . . . . . . . . .  50,700    1,252,290
                                                -----------
                                                 18,612,607
                                                -----------

PAPER & FOREST PRODUCTS (0.8%)
Bowater, Inc.. . . . . . . . . . . . .  22,100      927,095
Glatfelter (P.H.) & Co.. . . . . . . .  17,400      228,984
Longview Fibre Co. . . . . . . . . . .  20,400      147,492
Potlatch Corp. . . . . . . . . . . . .  11,400      272,232
Rayonier, Inc. . . . . . . . . . . . .  11,100      502,275
Wausau-Mosinee Paper Corp. . . . . . .  20,500      230,010
                                                -----------
                                                  2,308,088
                                                -----------

PHOTOGRAPHY/IMAGING (0.2%)
Imation Corp. (b). . . . . . . . . . .  14,100      494,628
                                                -----------

PUBLISHING & PRINTING (2.4%)
Banta Corp.. . . . . . . . . . . . . .  10,100      315,827
Belo (A.H.) Corp.. . . . . . . . . . .  45,100      961,532
Lee Enterprises, Inc.. . . . . . . . .  17,700      593,304
Media General, Inc.. . . . . . . . . .   9,300      557,535
Readers Digest Association . . . . . .  39,200      591,920
Scholastic Corp. (b) . . . . . . . . .  15,700      564,415
Valassis Communications, Inc. (b). . .  21,100      620,973
Washington Post Co.. . . . . . . . . .   3,800    2,804,400
                                                -----------
                                                  7,009,906
                                                -----------

REAL ESTATE INVESTMENT TRUSTS (0.9%)
Hospitality Properties Trust . . . . .  25,100      883,520
Liberty Property Trust, Inc. . . . . .  30,600      977,364
New Plan Excel Realty Trust. . . . . .  38,800      740,692
                                                -----------
                                                  2,601,576
                                                -----------

RESTAURANTS (1.5%)
Bob Evans Farms, Inc.. . . . . . . . .  14,200      331,570
Brinker International, Inc. (b). . . .  39,000    1,257,750
CBRL Group, Inc. . . . . . . . . . . .  19,900      599,587
Outback Steakhouse, Inc. . . . . . . .  30,400    1,046,976
Papa John's International, Inc. (b). .   7,500      209,100
The Cheesecake Factory, Inc. (b) . . .  20,300      733,845
                                                -----------
                                                  4,178,828
                                                -----------

RETAIL (6.0%)
99 Cents Only Stores (b) . . . . . . .  28,100      754,766
Abercrombie & Fitch Co. (b). . . . . .  39,100      799,986
American Eagle Outfitters Ltd. (b) . .  28,850      397,553
Barnes & Noble, Inc. (b) . . . . . . .  27,000      487,890
BJ's Wholesale Club, Inc. (b). . . . .  28,100      514,230
Borders Group, Inc. (b). . . . . . . .  31,800      511,980
CDW Computer Centers, Inc. (b) . . . .  33,600    1,473,360
Claire's Stores, Inc.. . . . . . . . .  19,500      430,365
Coach, Inc. (b). . . . . . . . . . . .  35,500    1,168,660
Copart, Inc. (b) . . . . . . . . . . .  37,000      438,080
Dollar Tree Stores, Inc. (b) . . . . .  45,750    1,124,078
Fastenal Co. . . . . . . . . . . . . .  30,400    1,136,656
Longs Drug Stores Corp.. . . . . . . .  15,300      317,322
Michael's Stores, Inc. (b) . . . . . .  26,900      841,970
Nieman Marcus Group, Inc. (b). . . . .  19,200      583,488
Payless Shoesource, Inc. (b) . . . . .   9,100      468,377
PETsMART, Inc. (b) . . . . . . . . . .  55,200      945,576
Pier 1 Imports, Inc. . . . . . . . . .  37,100      702,303
Ross Stores, Inc.. . . . . . . . . . .  31,100    1,318,329
Ruddick Corp.. . . . . . . . . . . . .  18,500      253,265
Saks, Inc. (b) . . . . . . . . . . . .  57,300      672,702
Tech Data Corp. (b). . . . . . . . . .  22,600      609,296
Williams Sonoma, Inc. (b). . . . . . .  46,500    1,262,475
                                                -----------
                                                 17,212,707
                                                -----------

SEMICONDUCTORS (0.2%)
Fairchild Semiconductor
International, Inc. (b). . . . . . . .  46,800      501,228
                                                -----------

SHIPPING/TRANSPORTATION (2.0%)
Airborne, Inc. . . . . . . . . . . . .  19,400      287,702
Alexander & Baldwin, Inc.. . . . . . .  16,500      425,535
CNF Transportation, Inc. . . . . . . .  19,700      654,828
EGL, Inc. (b). . . . . . . . . . . . .  18,800      267,900
Expeditors International of
Washington, Inc. . . . . . . . . . . .  41,700    1,361,505
GATX Corp. . . . . . . . . . . . . . .  19,600      447,272
J.B. Hunt Transport Services, Inc. (b)  15,700      460,010
Overseas Shipholding Group, Inc. . . .  13,800      247,020
Robinson (C.H.) Worldwide, Inc.. . . .  33,800    1,054,560
Swift Transportation Co., Inc. (b) . .  33,500      670,603
                                                -----------
                                                  5,876,935
                                                -----------

TEXTILES/APPAREL (0.0%)
Unifi, Inc. (b). . . . . . . . . . . .  21,600      113,400
                                                -----------

                                        61
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                         DREYFUS GVIT MID CAP INDEX FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

UTILITIES (7.7%)
AGL Resources, Inc. . . . . . . . . . .      22,600  $    549,180
Allete, Inc.. . . . . . . . . . . . . .      34,200       775,656
Alliant Energy Corp.. . . . . . . . . .      36,700       607,385
American Water Works, Inc.. . . . . . .      40,100     1,823,748
Aquila, Inc.. . . . . . . . . . . . . .      72,700       128,679
Black Hills Corp. . . . . . . . . . . .      10,800       286,416
Cleco Corp. . . . . . . . . . . . . . .      18,800       263,200
DPL, Inc. . . . . . . . . . . . . . . .      50,600       776,204
DQE, Inc. . . . . . . . . . . . . . . .      29,800       454,152
Energy East Corp. . . . . . . . . . . .      58,000     1,281,220
Equitable Resources, Inc. . . . . . . .      25,000       876,000
Great Plains Energy, Inc. . . . . . . .      27,400       626,912
Hawaiian Electric Industries, Inc.. . .      14,700       646,506
Idacorp, Inc. . . . . . . . . . . . . .      15,200       377,416
MDU Resources Group, Inc. . . . . . . .      28,700       740,747
National Fuel Gas Co. . . . . . . . . .      32,100       665,433
Northeast Utilities . . . . . . . . . .      54,400       825,248
NSTAR . . . . . . . . . . . . . . . . .      21,200       941,068
Oklahoma Gas & Electric Co. . . . . . .      31,300       550,880
Oneok, Inc. . . . . . . . . . . . . . .      24,200       464,640
Pepco Holdings, Inc.. . . . . . . . . .      65,538     1,270,782
PNM, Inc. . . . . . . . . . . . . . . .      15,700       373,974
Puget Energy, Inc.. . . . . . . . . . .      37,100       818,055
Questar Corp. . . . . . . . . . . . . .      32,800       912,496
Scana Corp. . . . . . . . . . . . . . .      44,400     1,374,624
Sierra Pacific Resources. . . . . . . .      40,900       265,850
Vectren, Inc. . . . . . . . . . . . . .      27,200       625,600
Western Gas Resources, Inc. . . . . . .      13,200       486,420
WGL Holdings, Inc.. . . . . . . . . . .      19,500       466,440
Wisconsin Energy Corp.. . . . . . . . .      46,300     1,166,760
WPS Resources Corp. . . . . . . . . . .      12,800       496,896
                                                     ------------
                                                       21,918,587
                                                     ------------

TOTAL COMMON STOCKS                                   281,515,657
                                                     ------------

U.S. TREASURY BILLS (0.3%)

1.16%, 03/27/03 (c) . . . . . . . . . .  $  800,000  $    797,834
                                                     ------------

TOTAL U.S. TREASURY BILLS                                 797,834
                                                     ------------

REPURCHASE AGREEMENT (1.7%)

Fifth Third Bank, 1.37%, dated
12/31/02, due 01/02/03, repurchase
price $4,847,926 (Fully collateralized
by Freddie Mac Securities,
Market Value $4,992,984). . . . . . . .   4,847,557     4,847,557
                                                     ------------

TOTAL REPURCHASE AGREEMENT                              4,847,557
                                                     ------------

TOTAL INVESTMENTS
(COST $341,717,867) (A) - 100.0%                      287,161,048

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.0%                                      40,807
                                                     ------------

NET ASSETS - 100.0%                                  $287,201,855
                                                     ------------
                                                     ------------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Pledged  as  collateral  for  futures.

AT  DECEMBER  31,  2002,  THE  FUND'S  OPEN  LONG  FUTURES  CONTRACTS  WERE  AS
FOLLOWS:


                                       MARKET VALUE     UNREALIZED
NUMBER OF  LONG                         COVERED BY     APPRECIATION
CONTRACTS  CONTRACTS       EXPIRATION    CONTRACTS    (DEPRECIATION)
--------------------------------------------------------------------------------

       36  S&P Midcap 400    03/20/03  $   7,738,200       ($59,250)

See  notes  to  financial  statements.

                                        62
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                          TURNER GVIT GROWTH FOCUS FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                    SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (98.6%)

ADVERTISING (5.0%)
Omnicom Group, Inc.. . . . . . . . .       4,930  $  318,478
                                                  -----------

COMMUNICATIONS EQUIPMENT (14.6%)
Cisco Systems, Inc. (b). . . . . . .      24,390     319,509
Nokia Corp. ADR. . . . . . . . . . .      20,150     312,325
Nortel Networks Corp. (b). . . . . .     185,810     299,154
                                                  -----------
                                                     930,988
                                                  -----------

COMPUTER HARDWARE (4.0%)
Hewlett Packard Co.. . . . . . . . .      14,560     252,762
                                                  -----------

COMPUTER SOFTWARE & SERVICES (11.1%)
Electronic Arts, Inc. (b). . . . . .       6,960     346,399
SAP AG ADR . . . . . . . . . . . . .      18,490     360,555
                                                  -----------
                                                     706,954
                                                  -----------

ELECTRONICS (4.7%)
Flextronics International Ltd. (b) .      36,640     300,082
                                                  -----------

ENERGY (4.9%)
Halliburton Co.. . . . . . . . . . .      16,810     314,515
                                                  -----------

FINANCIAL SERVICES (17.0%)
Citigroup, Inc.. . . . . . . . . . .      10,990     386,738
MBNA Corp. . . . . . . . . . . . . .      20,130     382,873
Schwab (Charles) Corp. . . . . . . .      29,140     316,169
                                                  -----------
                                                   1,085,780
                                                  -----------

MEDICAL (5.9%)
Amgen, Inc. (b). . . . . . . . . . .       7,790     376,569
                                                  -----------

MULTIMEDIA (5.4%)
USA Interactive (b). . . . . . . . .      15,020     344,258
                                                  -----------

SEMICONDUCTORS (21.1%)
Analog Devices, Inc. (b) . . . . . .      12,710     303,388
Applied Materials, Inc. (b). . . . .      23,410     305,032
Intel Corp.. . . . . . . . . . . . .      22,750     354,218
Taiwan Semiconductor Manufacturing
Co. Ltd. ADR (b) . . . . . . . . . .      53,810     379,360
                                                  -----------
                                                   1,341,998
                                                  -----------

TECHNOLOGY (4.9%)
Accenture Ltd. (b) . . . . . . . . .      17,480     314,465
                                                  -----------

TOTAL COMMON STOCKS                                6,286,849
                                                  -----------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION . . . . . . . .  PRINCIPAL   VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (3.5%)

Fifth Third Bank 1.37%, dated
12/31/02, due 01/02/03,
repurchase price $223,661
(Fully collateralized by
FARM Securities,
Market Value $230,353) . . . . . . .  $  223,644  $  223,644
                                                  -----------

TOTAL REPURCHASE AGREEMENT                           223,644
                                                  -----------

TOTAL INVESTMENTS
(COST $6,916,493) (A) - 102.1%                     6,510,493

LIABILITIES IN EXCESS
OF OTHER ASSETS - (2.1)%                            (136,986)
                                                  -----------

NET ASSETS - 100.0%                               $6,373,507
                                                  -----------
                                                  -----------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR   American  Depositary  Receipt
FARM  Federal  Adjustable  Rate  Mortgage
See  notes  to  financial  statements.

                                        63
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
             GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (103.3%)

CANADA (2.2%)

COMPUTER SOFTWARE (2.2%)
Cognos Inc. (b) . . . . . . . . . . . . .   12,400  $   290,780
                                                    -----------

GERMANY (2.0%)

COMPUTER SOFTWARE (2.0%)
SAP AG ADR. . . . . . . . . . . . . . . .   14,160      276,120
                                                    -----------

JAPAN (1.0%)

BUILDING PRODUCTS (0.4%)
Asahi Glass Co., Ltd. . . . . . . . . . .    9,000       55,136
                                                    -----------

ELECTRIC PRODUCTS (0.6%)
Funai Electric Co., Ltd.. . . . . . . . .      700       81,874
                                                    -----------
                                                        137,010
                                                    -----------

KOREA (1.1%)

WIRELESS EQUIPMENT (1.1%)
You Eal Electronics Co., Ltd. . . . . . .    7,300      154,488
                                                    -----------

TAIWAN (1.8%)

COMPUTER HARDWARE (1.1%)
Compal Electronics, Inc. GDR. . . . . . .   27,540      140,454
                                                    -----------

PHOTO EQUIPMENT & SUPPLIES (0.7%)
Largan Precision Co., Ltd.. . . . . . . .   18,000      100,431
                                                    -----------
                                                        240,885
                                                    -----------

UNITED KINGDOM (2.0%)

TELECOM EQUIPMENT (2.0%)
Vodafone Group PLC ADR. . . . . . . . . .   15,300      277,236
                                                    -----------

UNITED STATES (93.2%)

BUSINESS SERVICES (0.6%)
Concord EFS, Inc. (b) . . . . . . . . . .    5,200       81,848
                                                    -----------

COMMUNICATIONS (2.0%)
Nextel Communications, Inc. Class A (b) .   23,300      269,115
                                                    -----------

COMPUTER EQUIPMENT (1.4%)
ATI Technologies, Inc. (b). . . . . . . .   42,000      195,342
                                                    -----------

COMPUTER HARDWARE (11.0%)
Dell Computer Corp. (b) . . . . . . . . .   24,280      649,246
Electronic Data Systems Corp. . . . . . .    9,700      178,771
EMC Corp. (b) . . . . . . . . . . . . . .   22,400      137,536
International Business Machines Corp. . .    4,170      323,175
Maxtor Corp. (b). . . . . . . . . . . . .   13,400       67,804
SanDisk Corp. (b) . . . . . . . . . . . .    6,700      136,010
                                                    -----------
                                                      1,492,542
                                                    -----------

COMPUTER SERVICES (9.8%)
Anteon International Corp. (b). . . . . .    5,670      136,080
eBay, Inc. (b). . . . . . . . . . . . . .    8,110      550,020
Mantech International Corp. Class A (b) .   10,900      207,863
Pinnacle Systems, Inc. (b). . . . . . . .   11,600      157,876
Yahoo, Inc. (b) . . . . . . . . . . . . .   17,650      288,578
                                                    -----------
                                                      1,340,417
                                                    -----------

COMPUTER SOFTWARE (29.2%)
BEA Systems, Inc. (b) . . . . . . . . . .   23,800      272,986
Computer Associates International, Inc. .    7,380       99,630
Electronic Arts, Inc. (b) . . . . . . . .    5,070      252,334
Hewlett - Packard Co. . . . . . . . . . .   32,960      572,186
Intuit, Inc. (b). . . . . . . . . . . . .   15,320      718,814
Microsoft Corp. (b) . . . . . . . . . . .   17,300      894,409
Oracle Corp. (b). . . . . . . . . . . . .   40,460      436,968
Symantec Corp. (b). . . . . . . . . . . .    6,700      271,417
Unisys Corp. (b). . . . . . . . . . . . .   14,200      140,580
VERITAS Software Corp. (b). . . . . . . .   19,300      301,466
                                                    -----------
                                                      3,960,790
                                                    -----------

COMPUTERS - INTEGRATED SYSTEMS (6.0%)
3Com Corp. (b). . . . . . . . . . . . . .   30,410      140,798
Cisco Systems, Inc. (b) . . . . . . . . .   51,900      679,890
                                                    -----------
                                                        820,688
                                                    -----------

DATA PROCESSING & REPRODUCTION (5.4%)
Automatic Data Processing, Inc. . . . . .    8,000      314,000
First Data Corp.. . . . . . . . . . . . .   11,760      416,422
                                                    -----------
                                                        730,422
                                                    -----------

E - COMMERCE (1.4%)
Amazon.com, Inc. (b). . . . . . . . . . .   10,250      193,623
                                                    -----------

ELECTRONIC COMPONENTS (4.1%)
FLIR Systems, Inc. (b). . . . . . . . . .    3,300      161,040
Intel Corp. . . . . . . . . . . . . . . .   25,910      403,419
                                                    -----------
                                                        564,459
                                                    -----------

ELECTRONICS (1.9%)
InVision Technologies, Inc. (b) . . . . .    9,610      253,320
                                                    -----------

INSTRUMENTS - SCIENTIFIC (2.8%)
Fisher Scientific International, Inc. (b)    4,810      144,685
PerkinElmer, Inc. . . . . . . . . . . . .   28,540      235,455
                                                    -----------
                                                        380,140
                                                    -----------

SEMICONDUCTORS (8.5%)
Axcelis Technologies, Inc. (b). . . . . .   19,400      108,815
Marvel Technology Group Ltd. (b). . . . .   17,900      337,594
Novellus Systems, Inc. (b). . . . . . . .   10,000      280,800
Sigma Designs, Inc. (b) . . . . . . . . .   25,100       86,595
Xilinx, Inc. (b). . . . . . . . . . . . .   16,600      341,960
                                                    -----------
                                                      1,155,764
                                                    -----------

TELECOM EQUIPMENT (5.9%)
Commscope, Inc. (b) . . . . . . . . . . .    7,900       62,410
Comverse Technology, Inc. (b) . . . . . .   24,500      245,490
JDS Uniphase Corp. (b). . . . . . . . . .  199,330      492,345
                                                    -----------
                                                        800,245
                                                    -----------

TELECOM SERVICES (1.0%)
Amdocs Ltd. (b) . . . . . . . . . . . . .   13,800      135,516
                                                    -----------

WIRELESS EQUIPMENT (2.2%)
Motorola, Inc.. . . . . . . . . . . . . .   35,170      304,221
                                                    -----------
                                                     12,678,452
                                                    -----------

TOTAL COMMON STOCKS                                  14,054,971
                                                    -----------

                                        64
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


                        GARTMORE VARIABLE INSURANCE TRUST
             GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION              PRINCIPAL      VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (3.4%)

Fifth Third Bank, 1.37%,
dated 12/31/02, due 01/02/03,
repurchase price $469,258
(Fully collateralized by
Freddie Mac Gold Securities,
Market Value $483,299). . . . .  $469,222  $   469,222
                                           ------------

TOTAL REPURCHASE AGREEMENT                     469,222
                                           ------------

TOTAL INVESTMENTS
(COST $15,151,992) (A) - 106.7%             14,524,193

LIABILITIES IN EXCESS
OF OTHER ASSETS - (6.7)%                      (911,630)
                                           ------------

NET ASSETS - 100.0%                        $13,612,563
                                           ------------
                                           ------------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
See  notes  to  financial  statements.

                                        65
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                    GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                        SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (91.2%)

BIOTECHNOLOGY (2.2%)
Charles River Laboratories
International, Inc. (b). . . . . . . . .       5,070  $   195,094
Connetics Corp. (b). . . . . . . . . . .       5,800       69,716
                                                      -----------
                                                          264,810
                                                      -----------

DRUGS (24.1%)
Amgen, Inc. (b). . . . . . . . . . . . .      12,090      584,431
Barr Laboratories, Inc. (b). . . . . . .       2,900      188,761
Eli Lilly & Co.. . . . . . . . . . . . .       9,220      585,470
Medicis Pharmaceutical Corp. Class A (b)       4,990      247,853
Merck & Co., Inc.. . . . . . . . . . . .      11,430      647,051
Schering-Plough Corp.. . . . . . . . . .      13,500      299,700
Sepracor, Inc. (b) . . . . . . . . . . .       9,510       91,962
Teva Pharmaceutical Industries Ltd.. . .       3,060      118,147
Watson Pharmaceutical, Inc. (b). . . . .       4,770      134,848
                                                      -----------
                                                        2,898,223
                                                      -----------

MEDICAL PRODUCTS (14.7%)
Advanced Medical Optics, Inc. (b). . . .         224        2,681
Biomet, Inc. . . . . . . . . . . . . . .       6,670      191,162
Boston Scientific Corp. (b). . . . . . .       7,120      302,742
Johnson & Johnson. . . . . . . . . . . .       6,780      364,154
Medtronic, Inc.. . . . . . . . . . . . .      11,980      546,288
St. Jude Medical, Inc. (b) . . . . . . .       4,590      182,315
Varian Medical Systems, Inc. (b) . . . .       3,500      173,600
                                                      -----------
                                                        1,762,942
                                                      -----------

PHARMACEUTICALS: MAJOR (29.8%)
Biomarin Pharmaceutical, Inc. (b). . . .       5,540       39,057
GlaxoSmithKline PLC ADR. . . . . . . . .       2,500       93,650
Noven Pharmaceuticals, Inc. (b). . . . .      14,270      131,712
Pfizer, Inc. . . . . . . . . . . . . . .      46,710    1,427,926
Pharmacia Corp.. . . . . . . . . . . . .      20,940      875,292
Wyeth. . . . . . . . . . . . . . . . . .      27,160    1,015,784
                                                      -----------
                                                        3,583,421
                                                      -----------

PHARMACEUTICALS: OTHER (2.3%)
Allergan, Inc. . . . . . . . . . . . . .       4,800      276,576
                                                      -----------

SERVICES TO THE HEALTH INDUSTRY (13.4%)
Baxter International, Inc. . . . . . . .       2,760       77,280
Community Health Systems, Inc. (b) . . .       6,120      126,011
Forest Laboratories, Inc. (b). . . . . .       2,630      258,319
HCA, Inc.. . . . . . . . . . . . . . . .       8,499      352,708
Stryker Corp.. . . . . . . . . . . . . .       2,740      183,909
Triad Hospitals, Inc. (b). . . . . . . .       4,500      134,235
UnitedHealth Group, Inc. . . . . . . . .       2,190      182,865
WellPoint Health Networks, Inc. (b). . .       4,120      293,179
                                                      -----------
                                                        1,608,506
                                                      -----------

THERAPEUTICS (4.7%)
Abgenix, Inc. (b). . . . . . . . . . . .      17,080      125,880
Gilead Sciences, Inc. (b). . . . . . . .       5,050      171,700
NPS Pharmaceuticals, Inc. (b). . . . . .       7,040      177,196
United Therapeutics Corp. (b). . . . . .       5,580       93,186
                                                      -----------
                                                          567,962
                                                      -----------

TOTAL COMMON STOCKS                                    10,962,440
                                                      -----------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION . . . . . . . . . .  PRINCIPAL   VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (8.3%)

Fifth Third Bank, 1.37%,
dated 12/31/02, due 01/02/03,
repurchase price $994,952
(Fully collateralized by
Fannie Mae Securities,
Market Value $1,024,722) . . . . . . . .  $  994,876  $   994,876
                                                      -----------

TOTAL REPURCHASE AGREEMENT                                994,876
                                                      -----------

TOTAL INVESTMENTS
(COST $12,134,870) (A) - 99.5%                         11,957,316

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.5%                                      64,849
                                                      -----------

NET ASSETS - 100.0%                                   $12,022,165
                                                      -----------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
See  notes  to  financial  statements.

                                        66
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      GARTMORE GVIT NATIONWIDE LEADERS FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                       SHARES     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (92.9%)

CAPITAL GOODS (14.4%)
Eaton Corp.. . . . . . . . . . . . . . .     5,170  $  403,829
General Electric Co. . . . . . . . . . .    12,800     311,680
Pall Corp. . . . . . . . . . . . . . . .     8,700     145,116
Parker-Hannifin Corp.. . . . . . . . . .     8,700     401,331
                                                    ----------
                                                     1,261,956
                                                    ----------

CHEMICALS (7.7%)
Eastman Chemical Co. . . . . . . . . . .     7,900     290,483
Ecolab, Inc. . . . . . . . . . . . . . .     7,600     376,200
                                                    ----------
                                                       666,683
                                                    ----------

CONSTRUCTION & BUILDING MATERIALS (7.5%)
Masco Corp.. . . . . . . . . . . . . . .    15,000     315,750
Vulcan Materials Co. . . . . . . . . . .     8,950     335,625
                                                    ----------
                                                       651,375
                                                    ----------

CONSUMER DURABLE (11.1%)
Black & Decker Corp. . . . . . . . . . .     7,800     334,542
Fortune Brands, Inc. . . . . . . . . . .     6,630     308,361
Maytag Corp. . . . . . . . . . . . . . .    11,520     328,320
                                                    ----------
                                                       971,223
                                                    ----------

FINANCIAL SERVICES (9.3%)
Fannie Mae . . . . . . . . . . . . . . .     6,800     437,444
MBNA Corp. . . . . . . . . . . . . . . .    19,360     368,227
                                                    ----------
                                                       805,671
                                                    ----------

FOOD & BEVERAGE (5.3%)
Anheuser-Busch Companies, Inc. . . . . .     9,500     459,800
                                                    ----------

FURNITURE (4.1%)
Leggett & Platt, Inc.. . . . . . . . . .    16,100     361,284
                                                    ----------

HEALTHCARE (8.0%)
HCA, Inc.. . . . . . . . . . . . . . . .     7,700     319,550
St. Jude Medical, Inc. (b) . . . . . . .     9,500     377,340
                                                    ----------
                                                       696,890
                                                    ----------

INSURANCE (3.8%)
The Allstate Corp. . . . . . . . . . . .     8,900     329,211
                                                    ----------

LEISURE PRODUCTS (3.7%)
Brunswick Corp.. . . . . . . . . . . . .    16,100     319,746
                                                    ----------

MANUFACTURING (4.2%)
Illinois Tool Works, Inc.. . . . . . . .     5,600     363,216
                                                    ----------

PAPER & FOREST PRODUCTS (3.9%)
Weyerhaeuser Co. . . . . . . . . . . . .     6,900     339,549
                                                    ----------

RAILROADS (4.0%)
Norfolk Southern Corp. . . . . . . . . .    17,300     345,827
                                                    ----------

STEEL (2.2%)
Nucor Corp.. . . . . . . . . . . . . . .     4,600     189,980
                                                    ----------

UTILITIES (3.7%)
Dominion Resources, Inc. . . . . . . . .     5,930     325,557
                                                    ----------

TOTAL COMMON STOCKS                                  8,087,968
                                                    ----------

REPURCHASE AGREEMENT (7.1%)

Fifth Third Bank, 1.37%,
dated 12/31/02, due 01/02/03,
repurchase price $619,384
(Fully collateralized by
FHARM Securities,
Market Value $637,917) . . . . . . . . .  $619,337  $  619,337
                                                    ----------

TOTAL REPURCHASE AGREEMENT                             619,337
                                                    ----------

TOTAL INVESTMENTS
(COST $9,293,890) (A) - 100.0%                       8,707,305

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.0%                                    2,697
                                                    ----------

NET ASSETS - 100.0%                                 $8,710,002
                                                    ----------
                                                    ----------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
FHARM  Freddie  Mac  Adjustable  Rate  Mortgage
See  notes  to  financial  statements.

                                        67
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT EMERGING MARKETS FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (98.9%)

BRAZIL (10.7%)

BANKING (1.6%)
Banco Bradesco SA ADR. . . . . . . . .       8,700  $  129,630
Uniao de Bancos Brasileiros SA GDR . .      21,000     229,950
                                                    ----------
                                                       359,580
                                                    ----------

BEVERAGES (0.6%)
Companhia de Bebidas das Americas ADR.       8,800     136,928
                                                    ----------

ELECTRIC UTILITY (0.3%)
Centrais Eletricas Brasileiras SA. . .  10,000,000      66,215
                                                    ----------

MINING (1.3%)
Cia Vale Do Rio Doce ADR . . . . . . .      10,300     283,250
                                                    ----------

OIL & GAS (1.5%)
Petroleo Brasileiro SA ADR . . . . . .      23,819     319,175
                                                    ----------

PAPER PRODUCTS (1.9%)
Votorantim Celulose ADR. . . . . . . .      25,200     414,288
                                                    ----------

STEEL (0.8%)
Gerdau SA ADR. . . . . . . . . . . . .      20,100     178,890
                                                    ----------

TELECOMMUNICATIONS (2.7%)
Brasil Telecom Participacoes SA ADR. .       7,700     194,425
Tele Norte Leste Participacoes SA ADR.      51,750     380,362
                                                    ----------
                                                       574,787
                                                    ----------
                                                     2,333,113
                                                    ----------

CHINA (2.2%)

OIL & GAS (1.8%)
CNOOC Ltd. . . . . . . . . . . . . . .     295,000     383,957
                                                    ----------

TRANSPORTATION (0.4%)
China Shipping Development Co. Ltd.. .     450,000      94,058
                                                    ----------
                                                       478,015
                                                    ----------

HONG KONG (3.7%)

AUTOMOBILE (0.8%)
Denway Motors Ltd. . . . . . . . . . .     496,000     166,957
                                                    ----------

ELECTRIC UTILITY (0.5%)
Huaneng Power International, Inc.. . .     140,000     112,203
                                                    ----------

FOOD & BEVERAGE (0.3%)
Harbin Brewery Group Ltd. (b). . . . .     264,000      70,245
                                                    ----------

TELECOMMUNICATIONS (2.1%)
China Mobile Ltd. ADR (b). . . . . . .      37,945     458,376
                                                    ----------
                                                       807,781
                                                    ----------

HUNGARY (2.5%)

BANKING (1.6%)
OTP Bank Rt. . . . . . . . . . . . . .      35,100     345,052
                                                    ----------

PHARMACEUTICALS (0.9%)
Gedeon Richter Rt. GDR . . . . . . . .       3,000     193,500
                                                    ----------
                                                       538,552
                                                    ----------

INDIA (3.8%)

APPLICATIONS SOFTWARE (0.9%)
Satyam Computer
Services Ltd. ADR                           15,117    $194,253
                                                    ----------

DIVERSIFIED (0.9%)
Reliance Industries Ltd. GDR . . . . .      16,700     206,746
                                                    ----------

FINANCIAL SERVICES (1.0%)
ICICI Bank Ltd. ADR. . . . . . . . . .      33,076     214,994
                                                    ----------

PHARMACEUTICALS (1.0%)
Ranbaxy Laboratories Ltd. GDR. . . . .      16,840     213,868
                                                    ----------
                                                       829,861
                                                    ----------

INDONESIA (2.3%)

AUTOMOBILE (1.2%)
PT Astra International, Inc. (b) . . .     770,500     271,182
                                                    ----------

TELECOMMUNICATIONS (1.1%)
PT Telekomunikasi Indonesia. . . . . .     550,000     236,592
                                                    ----------
                                                       507,774
                                                    ----------

ISRAEL (1.7%)

COMPUTER HARDWARE MANUFACTURING (1.7%)
M-Systems Flash Disk Pioneer Ltd. (b).      50,800     371,348
                                                    ----------

KOREA (27.6%)

AUTOMOBILE (1.1%)
Hyundai Motor Co. Ltd. GDR (b) . . . .      12,000     145,200
Ssangyong Motor Co. (b). . . . . . . .      21,500      90,818
                                                    ----------
                                                       236,018
                                                    ----------

BANKING (1.8%)
Shinhan Financial GDR                       19,300     399,510
                                                    ----------

BEVERAGES (0.4%)
Hite Brewery Co. Ltd. (b). . . . . . .       2,160      89,420
                                                    ----------

CHEMICALS (0.4%)
LG Petrochemical Co. Ltd. (b). . . . .       7,600      87,146
                                                    ----------

COMMERCIAL SERVICES (2.9%)
Kookmin Bank . . . . . . . . . . . . .       4,610     163,248
Kookmin Bank ADR . . . . . . . . . . .      13,000     459,549
                                                    ----------
                                                       622,797
                                                    ----------

COMPUTER HARDWARE (0.4%)
Trigem Computer, Inc. (b). . . . . . .      13,160      82,108
                                                    ----------

ELECTRONICS (13.9%)
LG Electronics, Inc. (b) (c) . . . . .      21,000     731,250
LG Electronics, Inc. GDR (b) (c) . . .      53,370     408,281
Samsung Electronics GDR. . . . . . . .      29,940   1,886,219
                                                    ----------
                                                     3,025,750
                                                    ----------

FINANCIAL SERVICES (0.2%)
LG Investment & Securities Co. . . . .       4,790      53,714
                                                    ----------

RETAIL (0.7%)
Hyundai Department Store Co. Ltd. (b).       5,580      89,860
LG Home Shopping, Inc. . . . . . . . .       1,100      63,994
                                                    ----------
                                                       153,854
                                                    ----------

                                        68
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT EMERGING MARKETS FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                         SHARES     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

KOREA (CONTINUED)

SHIPBUILDING (0.8%)
Daewoo Shipbuilding & Marine
Engineering Co. Ltd. (b). . . . . . . . . .   30,350  $  179,124
                                                      ----------

STEEL (2.4%)
POSCO ADR . . . . . . . . . . . . . . . . .   20,700     511,910
                                                      ----------

TELECOMMUNICATIONS (1.7%)
KT Corp.. . . . . . . . . . . . . . . . . .    3,280     140,210
SK Telecom Co. Ltd. ADR . . . . . . . . . .   11,000     234,850
                                                      ----------
                                                         375,060
                                                      ----------

TRANSPORTATION & SHIPPING (0.7%)
Hyundai Heavy Industries (b). . . . . . . .   10,200     163,830
                                                      ----------

TRANSPORTATION-MARINE (0.2%)
Hanjin Shipping (b) . . . . . . . . . . . .   10,000      51,853
                                                      ----------
                                                       6,032,094
                                                      ----------

MALAYSIA (3.3%)

BANKING (1.3%)
AMMB Holdings Berhad. . . . . . . . . . . .  286,200     286,200
                                                      ----------

OIL & GAS (1.0%)
Petronas Dagangan Berhad. . . . . . . . . .  157,000     214,842
                                                      ----------

SEMICONDUCTORS (1.0%)
Unisem (M) Berhad . . . . . . . . . . . . .  131,000     229,250
                                                      ----------
                                                         730,292
                                                      ----------

MEXICO (11.9%)

BEVERAGES (0.7%)
Grupo Modelo SA de CV Series C. . . . . . .   58,800     143,291
                                                      ----------
CABLE TV/PROGRAMMING (1.3%)
TV Azteca SA de CV ADR. . . . . . . . . . .   58,600     280,694
                                                      ----------

CELLULAR/WIRELESS TELECOMMUNICATIONS (1.5%)
America Movil SA de CV ADR. . . . . . . . .   22,217     319,036
                                                      ----------

CONSTRUCTION (0.7%)
Consorcio ARA SA de CV (b). . . . . . . . .  105,400     156,126
                                                      ----------

DIVERSIFIED (1.7%)
Alfa SA Class A . . . . . . . . . . . . . .  121,500     194,256
Grupo IMSA SA de CV ADR . . . . . . . . . .   14,148     170,483
                                                      ----------
                                                         364,739
                                                      ----------

FINANCIAL SERVICES (2.1%)
Grupo Financiero Banorte SA . . . . . . . .  189,800     462,529
                                                      ----------

MINING (0.5%)
Grupo Mexico SA Class B . . . . . . . . . .  100,800     110,780
                                                      ----------

RETAIL (2.7%)
Grupo Elektra SA de CV ADR. . . . . . . . .   24,950     246,755
Organizacion Soriana SA de CV (b) . . . . .   73,500     139,428
Wal-Mart de Mexico SA de CV ADR . . . . . .   10,400     230,880
                                                      ----------
                                                         617,063
                                                      ----------

TELECOMMUNICATIONS (0.7%)
Carso Global Telecom ADR (b). . . . . . . .   65,900     146,107
                                                      ----------
                                                       2,600,365
                                                      ----------

POLAND (1.0%)

PETROLEUM (1.0%)
Polski Koncern Naftowy Orlen SA GDR . . . .   23,200    $214,136
                                                      ----------

RUSSIA (4.2%)

MINING (1.0%)
JSC MMC Norilsk Nickel ADR. . . . . . . . .   10,373     208,497
                                                      ----------

OIL & GAS (3.2%)
OAO Gazprom ADR . . . . . . . . . . . . . .   26,000     308,100
Surgutneftegaz ADR. . . . . . . . . . . . .   10,000     158,850
YUKOS ADR . . . . . . . . . . . . . . . . .    1,720     242,399
                                                      ----------
                                                         709,349
                                                      ----------
                                                         917,846
                                                      ----------

SOUTH AFRICA (10.0%)

BANKING (1.3%)
ABSA Group Ltd. . . . . . . . . . . . . . .   74,673     275,003
                                                      ----------

ENGINEERING (0.8%)
Aveng Ltd.. . . . . . . . . . . . . . . . .  158,621     184,862
                                                      ----------

GOLD MINING (2.2%)
AngloGold Ltd. (b). . . . . . . . . . . . .   14,170     479,737
                                                      ----------

INSURANCE (1.3%)
Sanlam Ltd. . . . . . . . . . . . . . . . .  313,065     277,291
                                                      ----------

MINING (3.5%)
Anglo American PLC. . . . . . . . . . . . .   21,901     322,881
Impala Platinum Holdings Ltd. . . . . . . .    7,199     457,253
                                                      ----------
                                                         780,134
                                                      ----------

OIL & GAS (0.9%)
Sasol Ltd.. . . . . . . . . . . . . . . . .   16,331     199,843
                                                      ----------
                                                       2,196,870
                                                      ----------

TAIWAN (10.2%)

BUILDING PRODUCTS (0.3%)
Taiwan Cement Corp. (b) . . . . . . . . . .  231,000      69,426
                                                      ----------

CHEMICALS (1.5%)
Formosa Plastic Corp. . . . . . . . . . . .  139,000     182,295
Nan Ya Plastic Corp.. . . . . . . . . . . .  179,760     155,099
                                                      ----------
                                                         337,394
                                                      ----------

COMPUTER HARDWARE (2.9%)
Compal Electronics, Inc. GDR. . . . . . . .  109,300     557,431
LITE-ON IT Corp.. . . . . . . . . . . . . .   27,300      73,412
                                                      ----------
                                                         630,843
                                                      ----------

ELECTRONICS (2.9%)
AU Optronics Corp. (b). . . . . . . . . . .  161,000      94,461
AU Optronics Corp. ADR (b). . . . . . . . .   17,000      97,920
Pro Mos Technologies, Inc. GDR (b). . . . .   46,000     125,580
United Microelectronics Corp. ADR (b) . . .   91,305     306,785
                                                      ----------
                                                         624,746
                                                      ----------

FINANCIAL SERVICES (1.0%)
Fubon Financial Holdings Co. Ltd. . . . . .  270,000     214,323
                                                      ----------

PAPER PRODUCTS (0.3%)
Cheng Loong Corp. (b) . . . . . . . . . . .  255,000      68,205
                                                      ----------

                                        69
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT EMERGING MARKETS FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                 SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

TAIWAN (CONTINUED)

SEMICONDUCTORS (0.9%)
Taiwan Semiconductor
Manufacturing Co. Ltd. (b) . . .       122,000  $   149,474
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR (b) .         7,500       52,875
                                                -----------
                                                    202,349
                                                -----------

TRANSPORTATION (0.4%)
Yang Ming Marine Transport (b) .       250,000       92,033
                                                -----------
                                                  2,239,319
                                                -----------

THAILAND (2.3%)
Financial Services (2.3%)
Siam Commercial Bank
Public Co. Ltd. (b). . . . . . .       765,100      510,363
                                                -----------

TURKEY (1.5%)
Banking (1.0%)
Turkiye Garanti Bankasi AS (b) .   177,668,200      230,113
                                                -----------

DIVERSIFIED (0.5%)
Haci Omer Sabanci Holding AS (b)    40,000,000      104,819
                                                -----------
                                                    334,932
                                                -----------

TOTAL COMMON STOCKS                              21,642,661
                                                -----------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION . . . . . .  PRINCIPAL     VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (0.9%)

Fifth Third Bank, 1.37%,
dated 12/31/02, due 01/02/03,
repurchase price $200,828
(Fully collateralized by
Freddie Mac Securities,
Market Value $206,837) . . . . .  $    200,813  $   200,813
                                                -----------

TOTAL REPURCHASE AGREEMENT                          200,813
                                                -----------

TOTAL INVESTMENTS
(COST $24,217,776) (A) - 99.8%                   21,843,474

OTHER ASSETS IN
EXCESS OF LIABILITIES - 0.2%                         50,263
                                                -----------

NET ASSETS - 100.0%                             $21,893,737
                                                -----------
                                                -----------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c) Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
ADR  American  Depositary  Receipt
GDR  Global  Depositary  Receipt
See  notes  to  financial  statements.

                                        70
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     GARTMORE GVIT INTERNATIONAL GROWTH FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION              SHARES     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (98.0%)

AUSTRALIA (2.2%)

MINERALS (1.0%)
BHP Billiton Ltd.. . . . . . . .   16,100  $   92,019
                                           ----------

MULTI-MEDIA (1.2%)
The News Corp. Ltd.. . . . . . .   16,300     105,370
                                           ----------
                                              197,389
                                           ----------

BELGIUM (1.2%)

BREWERY (1.2%)
Interbrew. . . . . . . . . . . .    4,500     106,252
                                           ----------

BRAZIL (1.5%)

MINING (1.5%)
Companhia Vale de Rio Doce ADR .    5,100     140,250
                                           ----------

CANADA (1.4%)

BANKING (1.4%)
Royal Bank of Canada . . . . . .    3,540     129,630
                                           ----------

FINLAND (2.6%)

TELECOMMUNICATIONS (1.5%)
Nokia Oyj. . . . . . . . . . . .    8,612     136,917
                                           ----------

UTILITIES (1.1%)
Fortum Oyj . . . . . . . . . . .   15,200      99,693
                                           ----------
                                              236,610
                                           ----------

FRANCE (6.9%)

BANKING (1.8%)
BNP Paribas SA . . . . . . . . .    4,068     165,764
                                           ----------

HEALTH & PERSONAL CARE (0.8%)
L'Oreal SA . . . . . . . . . . .      947      72,099
                                           ----------

OIL & GAS (3.3%)
Total Fina Elf SA. . . . . . . .    2,089     298,357
                                           ----------

PHARMACEUTICALS (1.0%)
Aventis SA . . . . . . . . . . .    1,643      89,312
                                           ----------
                                              625,532
                                           ----------

GERMANY (5.6%)

AUTOMOTIVE (1.2%)
Bayerische Motoren Werke AG. . .    3,451     104,842
                                           ----------

CHEMICALS (1.4%)
Bayer AG . . . . . . . . . . . .    6,000     125,927
                                           ----------

FINANCIAL SERVICES (0.9%)
Deutsche Boerse AG . . . . . . .    2,100      83,742
                                           ----------

TELECOMMUNICATIONS (1.2%)
Deutsche Telekom AG. . . . . . .    8,407     107,809
                                           ----------

UTILITIES (0.9%)
E. ON AG . . . . . . . . . . . .    2,100      84,624
                                           ----------
                                              506,944
                                           ----------

HONG KONG (1.5%)

BEVERAGES (0.5%)
Harbin Breweries Group Ltd. (b).  182,000      48,427
                                           ----------

OIL & GAS (1.0%)
CNOOC Ltd. . . . . . . . . . . .   71,000      92,410
                                           ----------
                                              140,837
                                           ----------

IRELAND (1.6%)

BANKING (1.6%)
Bank of Ireland. . . . . . . . .   13,900     142,803
                                           ----------

ITALY (1.2%)
Telecommunications (0.6%)
Telecom Italia SpA . . . . . . .    6,800      51,593
                                           ----------

UTILITIES (0.6%)
Enel SpA . . . . . . . . . . . .   11,200      58,296
                                           ----------
                                              109,889
                                           ----------

JAPAN (13.9%)

AUTOMOTIVE (1.3%)
Honda Motor Co. Ltd. . . . . . .    3,100     114,679
                                           ----------

CHEMICALS (2.3%)
Mitsubishi Chemical Corp. (b). .   47,000      93,865
Shin-Etsu Chemical Co. Ltd.. . .    3,400     111,452
                                           ----------
                                              205,317
                                           ----------

ELECTRONICS (2.3%)
Sony Corp. . . . . . . . . . . .    5,300     221,523
                                           ----------

FINANCIAL SERVICES (1.7%)
Nikko Cordial Corp.. . . . . . .   18,000      60,672
Nomura Holdings, Inc.. . . . . .    8,000      89,930
                                           ----------
                                              150,602
                                           ----------

HEALTH & PERSONAL CARE (1.0%)
Kao Corp.. . . . . . . . . . . .    4,000      87,807
                                           ----------

PHARMACEUTICALS (1.7%)
Takeda Chemical Industries Ltd..    3,700     154,648
                                           ----------

STEEL (1.0%)
Nippon Steel Corp. . . . . . . .   77,000      90,191
                                           ----------

TELECOMMUNICATIONS (1.4%)
KDDI Corp. . . . . . . . . . . .       38     123,283
                                           ----------

UTILITIES (1.2%)
Chubu Electric Power Co., Inc. .    6,300     112,547
                                           ----------
                                            1,260,597
                                           ----------

KOREA (4.1%)

AUTOMOTIVE (0.5%)
KIA Motors Corp. (b) . . . . . .    6,000      44,518
                                           ----------

ELECTRONICS (2.2%)
LG Electronics, Inc. (b) . . . .    1,100      38,304
Samsung Electronics Co. Ltd. . .    1,240     165,229
                                           ----------
                                              203,533
                                           ----------

INTERNET SERVICES (0.4%)
NCsoft Corp. (b) . . . . . . . .      400      34,737
                                           ----------

                                        71
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     GARTMORE GVIT INTERNATIONAL GROWTH FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                         SHARES    VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

KOREA (CONTINUED)

STEEL (1.0%)
POSCO ADR . . . . . . . . . . . . . . . . .      900  $ 89,541
                                                     ---------
                                                       372,329
                                                     ---------

MEXICO (0.9%)
Telecommunications (0.9%)
America Movil SA de CV ADR. . . . . . . . .    6,000    86,160
                                                     ---------

NETHERLANDS (6.0%)
Banking (1.0%)
ABN AMRO Holding NV . . . . . . . . . . . .    5,738    93,814
                                                     ---------

ELECTRONICS (0.9%)
Koninklijke (Royal) Philips Electronics NV.    4,500    78,862
                                                     ---------

FINANCIAL SERVICES (1.0%)
ING Groep NV. . . . . . . . . . . . . . . .    5,200    88,074
                                                     ---------

OIL & GAS (2.5%)
Royal Dutch Petroleum Co. . . . . . . . . .    5,358   235,872
                                                     ---------

TRANSPORTATION (0.6%)
TNT Post Group NV . . . . . . . . . . . . .    3,100    50,261
                                                     ---------
                                                       546,883
                                                     ---------

PORTUGAL (0.9%)

TELECOMMUNICATIONS (0.9%)
Portugal Telecom, SGPS, SA. . . . . . . . .   11,400    78,359
                                                     ---------

RUSSIA (0.6%)

OIL & GAS (0.6%)
Lukoil ADR. . . . . . . . . . . . . . . . .      900    55,297
                                                     ---------

SINGAPORE (1.0%)

SEMICONDUCTORS (0.5%)
Chartered Semiconductor
Manufacturing Ltd. (b). . . . . . . . . . .  103,000    42,162
                                                     ---------

TELECOMMUNICATIONS (0.5%)
MobileOne (Asia) Ltd. (b) . . . . . . . . .   69,000    48,533
                                                     ---------
                                                        90,695
                                                     ---------

SOUTH AFRICA (1.2%)

MINING (1.2%)
AngloGold Ltd. ADR. . . . . . . . . . . . .    3,120   106,891
                                                     ---------

SPAIN (3.1%)

BANKING (1.1%)
Banco Santander Central Hispano SA. . . . .   14,700   100,887
                                                     ---------

TELECOMMUNICATIONS (1.3%)
Telefonica SA (b) . . . . . . . . . . . . .   12,151   108,768
                                                     ---------

UTILITIES (0.7%)
Endesa SA . . . . . . . . . . . . . . . . .    5,800    67,865
                                                     ---------
                                                       277,520
                                                     ---------

SWITZERLAND (10.2%)

BANKING (3.6%)
Credit Suisse Group (b) . . . . . . . . . .    5,300   114,992
UBS AG (b). . . . . . . . . . . . . . . . .    4,300   208,982
                                                     ---------
                                                       323,974
                                                     ---------

FOOD & BEVERAGE (1.4%)
Nestle SA . . . . . . . . . . . . . . . . .      590   125,024
                                                     ---------

INSURANCE (1.6%)
Zurich Financial Services AG. . . . . . . .    1,596   148,900
                                                     ---------

PHARMACEUTICALS (2.6%)
Novartis AG . . . . . . . . . . . . . . . .    6,500   237,163
                                                     ---------

RETAIL (1.0%)
Compagnie Financiere Richemont AG . . . . .    5,000    93,296
                                                     ---------
                                                       928,357
                                                     ---------

TAIWAN (1.0%)

FINANCIAL SERVICES (0.6%)
Fubon Financial Holding Co. Ltd.. . . . . .   61,293    48,654
                                                     ---------

SEMICONDUCTORS (0.4%)
Siliconware Precision Industries Co. (b). .   80,000    38,884
                                                     ---------
                                                        87,538
                                                     ---------

THAILAND (1.1%)

BUILDING & CONSTRUCTION (1.1%)
The Siam Cement Public Co. Ltd. . . . . . .    3,600   104,408
                                                     ---------

UNITED KINGDOM (27.1%)

BANKING (4.4%)
HSBC Holdings PLC . . . . . . . . . . . . .   16,900   186,778
Royal Bank of Scotland Group PLC. . . . . .    8,700   208,411
                                                     ---------
                                                       395,189
                                                     ---------

BUILDING & CONSTRUCTION (1.5%)
CRH PLC . . . . . . . . . . . . . . . . . .    7,000    86,680
Persimmon PLC . . . . . . . . . . . . . . .    7,400    50,750
                                                     ---------
                                                       137,430
                                                     ---------

DIVERSIFIED (1.1%)
Unilever PLC. . . . . . . . . . . . . . . .   10,969   104,365
                                                     ---------

FINANCIAL SERVICES (1.2%)
Amvescap PLC. . . . . . . . . . . . . . . .   17,600   112,770
                                                     ---------

MINING (1.4%)
Rio Tinto PLC . . . . . . . . . . . . . . .    6,600   131,754
                                                     ---------

OIL & GAS (3.6%)
BP PLC. . . . . . . . . . . . . . . . . . .   36,356   249,921
Shell Transportation & Trading Co. PLC. . .   11,600    76,380
                                                     ---------
                                                       326,301
                                                     ---------

PHARMACEUTICALS (3.1%)
AstraZeneca PLC . . . . . . . . . . . . . .    2,850   101,858
GlaxoSmithKline PLC . . . . . . . . . . . .    9,600   184,224
                                                     ---------
                                                       286,082
                                                     ---------

RETAIL (2.8%)
Dixons Group PLC. . . . . . . . . . . . . .   36,000    84,037
GUS PLC . . . . . . . . . . . . . . . . . .    9,300    86,389
Marks & Spencer Group PLC . . . . . . . . .   17,042    86,423
                                                     ---------
                                                       256,849
                                                     ---------

                                        72
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     GARTMORE GVIT INTERNATIONAL GROWTH FUND
            STATEMENT OF INVESTMENTS - DECEMBER 31, 2002 (CONTINUED)


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                    SHARES     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)

TELECOMMUNICATIONS (6.7%)
British Sky Broadcasting Group PLC (b)   10,000  $  102,873
BT Group PLC . . . . . . . . . . . . .   41,414     130,011
Vodafone Group PLC . . . . . . . . . .  203,170     370,423
                                                 ----------
                                                    603,307
                                                 ----------

TOBACCO (1.3%)
Imperial Tobacco Group PLC . . . . . .    6,800     115,494
                                                 ----------
                                                  2,469,541
                                                 ----------

UNITED STATES (1.2%)

COMPUTER EQUIPMENT (0.4%)
Cisco Systems, Inc. (b). . . . . . . .    2,800      36,680
                                                 ----------

ELECTRONICS (0.4%)
Flextronics International Ltd. (b) . .    4,300      35,217
                                                 ----------

SEMICONDUCTORS (0.4%)
NVIDIA Corp. (b) . . . . . . . . . . .    3,500      40,285
                                                 ----------
                                                    112,182
                                                 ----------

TOTAL COMMON STOCKS                               8,912,893
                                                 ----------

TOTAL INVESTMENTS
(COST $9,019,158) (A) - 98.0%                     8,912,893

OTHER ASSETS IN EXCESS
OF LIABILITIES - 2.0%                               178,825
                                                 ----------

NET ASSETS - 100.0%                               9,091,718
                                                 ----------
                                                 ----------


--------------------------------------------------------------------------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
See  notes  to  financial  statements.

                                        73
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
               GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                    SHARES       VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS (95.7%)

EQUITY FUNDS (90.9%)
Nationwide International Index Fund,
Institutional Class*. . . . . . . . .  1,057,966  $ 5,660,118
Nationwide Mid Cap Market Index
Fund, Institutional Class*. . . . . .    299,117    2,796,740
Nationwide S&P 500 Index Fund,
Institutional Class*. . . . . . . . .    821,680    6,228,334
Nationwide Small Cap Index Fund,
Institutional Class*. . . . . . . . .    247,043    1,852,824
One Group Equity Index Fund,
Institutional Class . . . . . . . . .     58,085    1,167,503
                                                  -----------
                                                   17,705,519
                                                  -----------

FIXED INCOME FUNDS (4.8%)
Nationwide Bond Index Fund,
Institutional Class*. . . . . . . . .     84,938      941,109
                                                  -----------

TOTAL MUTUAL FUNDS                                 18,646,628
                                                  -----------

TOTAL INVESTMENTS
(COST $19,040,468) (A) - 95.7%                     18,646,628

OTHER ASSETS IN
EXCESS OF LIABILITIES - 4.3%                          846,404
                                                  -----------

NET ASSETS - 100.0%                               $19,493,032
                                                  -----------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
*    Investment  in  affiliate.
See  notes  to  financial  statements.

                                        74
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES       VALUE
--------------------------------------------------------------------------------

MUTUALS FUNDS (97.7%)

EQUITY FUNDS (80.0%)
Nationwide International Index Fund,
Institutional Class*. . . . . . . . .   3,402,883  $18,205,425
Nationwide Mid Cap Market Index
Fund, Institutional Class*. . . . . .   1,154,643   10,795,911
Nationwide S&P 500 Index Fund,
Institutional Class*. . . . . . . . .   2,746,664   20,819,713
Nationwide Small Cap Index Fund,
Institutional Class*. . . . . . . . .     476,912    3,576,843
One Group Equity Index Fund,
Institutional Class . . . . . . . . .     207,225    4,165,222
                                                   ------------
                                                    57,563,114
                                                   ------------

FIXED INCOME FUNDS (17.7%)
Gartmore Morley Enhanced Income
Fund, Institutional Class*. . . . . .     191,371    1,810,370
Nationwide Bond Index Fund,
Institutional Class*. . . . . . . . .     984,010   10,902,831
                                                   ------------
                                                    12,713,201
                                                   ------------

TOTAL MUTUAL FUNDS                                  70,276,315
                                                   ------------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION. . . . . . . . .  PRINCIPAL   VALUE
--------------------------------------------------------------------------------

FIXED CONTRACT (2.5%)

Nationwide Fixed Contract,
4.60%* (b). . . . . . . . . . . . . .  $1,811,461  $ 1,811,461
                                                   ------------

TOTAL FIXED CONTRACT                                 1,811,461
                                                   ------------

TOTAL INVESTMENTS
(COST $74,581,534) (A) - 100.2%                     72,087,776

LIABILITIES IN
EXCESS OF OTHER ASSETS - (0.2)%                       (125,606)
                                                   ------------

NET ASSETS - 100.0%                                $71,962,170
                                                   ------------
                                                   ------------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment  in  affiliate.
See  notes  to  financial  statements.

                                        75
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES        VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS (92.7%)

EQUITY FUNDS (59.9%)
Nationwide International Index Fund,
Institutional Class*. . . . . . . . .   4,696,048  $ 25,123,858
Nationwide Mid Cap Market Index
Fund, Institutional Class*. . . . . .   1,770,431    16,553,528
Nationwide S&P 500 Index Fund,
Institutional Class*. . . . . . . . .   6,501,726    49,283,083
Nationwide Small Cap Index Fund,
Institutional Class*. . . . . . . . .   1,096,871     8,226,536
                                                   -------------
                                                     99,187,005
                                                   -------------

FIXED INCOME FUNDS (32.8%)
Gartmore Morley Enhanced
Income Fund, Institutional Class* . .   1,320,368    12,490,679
Nationwide Bond Index Fund,
Institutional Class*. . . . . . . . .   3,771,770    41,791,216
                                                   -------------
                                                     54,281,895
                                                   -------------

TOTAL MUTUAL FUNDS                                  153,468,900
                                                   -------------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION. . . . . . . . .  PRINCIPAL   VALUE
--------------------------------------------------------------------------------

FIXED CONTRACT (7.5%)

Nationwide Fixed Contract,
4.60%* (b). . . . . . . . . . . . . .  12,498,233    12,498,233
                                                   -------------

TOTAL FIXED CONTRACT                                 12,498,233
                                                   -------------

TOTAL INVESTMENTS
(COST $169,294,921) (A) - 100.2%                    165,967,133

LIABILITIES IN
EXCESS OF OTHER ASSETS - (0.2)%                        (411,665)
                                                   -------------

NET ASSETS - 100.0%                                $165,555,468
                                                   -------------
                                                   -------------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment  in  affiliate.
See  notes  to  financial  statements.

                                        76
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
        GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES        VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS (87.8%)

EQUITY FUNDS (39.9%)
Nationwide International Index Fund,
Institutional Class*. . . . . . . . .    1,808,527  $ 9,675,620
Nationwide Mid Cap Market Index
Fund, Institutional Class*. . . . . .    1,022,771    9,562,912
Nationwide S&P 500 Index Fund,
Institutional Class*. . . . . . . . .    2,504,045   18,980,664
                                                    ------------
                                                     38,219,196
                                                    ------------

FIXED INCOME FUNDS (47.9%)
Gartmore Morley Enhanced Income
Fund, Institutional Class*. . . . . .    1,271,348   12,026,948
Nationwide Bond Index Fund,
Institutional Class*. . . . . . . . .    3,050,668   33,801,398
                                                    ------------
                                                     45,828,346
                                                    ------------

TOTAL MUTUAL FUNDS                                   84,047,542
                                                    ------------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION. . . . . . . . .  PRINCIPAL       VALUE
--------------------------------------------------------------------------------

FIXED CONTRACT (12.6%)

Nationwide Fixed Contract,
4.60%* (b). . . . . . . . . . . . . .  $12,034,132  $12,034,132
                                                    ------------

TOTAL FIXED CONTRACT                                 12,034,132
                                                    ------------

TOTAL INVESTMENTS
(COST $96,310,186) (A) - 100.4%                      96,081,674

LIABILITIES IN
EXCESS OF OTHER ASSETS - (0.4)%                        (412,672)
                                                    ------------

NET ASSETS - 100.0%                                 $95,669,002
                                                    ------------
                                                    ------------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment  in  affiliate.
See  notes  to  financial  statements.

                                        77
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
              GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                     SHARES        VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS (80.2%)

EQUITY FUNDS (19.9%)
Nationwide International Index Fund,
Institutional Class*. . . . . . . . .      850,538  $ 4,550,380
Nationwide Mid Cap Market Index
Fund, Institutional Class*. . . . . .      480,982    4,497,185
Nationwide S&P 500 Index Fund,
Institutional Class*. . . . . . . . .    1,177,530    8,925,674
                                                    ------------
                                                     17,973,239
                                                    ------------

FIXED INCOME FUNDS (55.3%)
Gartmore Morley Enhanced Income
Fund, Institutional Class*. . . . . .    1,913,307   18,099,885
Nationwide Bond Index Fund,
Institutional Class*. . . . . . . . .    2,869,515   31,794,225
                                                    ------------
                                                     49,894,110
                                                    ------------

MONEY MARKET FUND (5.0%)
Gartmore Money Market Fund,
Institutional Class*. . . . . . . . .    4,524,930    4,524,930
                                                    ------------

TOTAL MUTUAL FUNDS                                   72,392,279
                                                    ------------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION. . . . . . . . .  PRINCIPAL    VALUE
--------------------------------------------------------------------------------

FIXED CONTRACT (20.0%)

Nationwide Fixed Contract,
4.60%* (b). . . . . . . . . . . . . .  $18,110,768  $18,110,768
                                                    ------------

TOTAL FIXED CONTRACT                                 18,110,768
                                                    ------------

TOTAL INVESTMENTS
(COST $89,890,391) (A) - 100.2%                      90,503,047

LIABILITIES IN
EXCESS OF OTHER ASSETS - (0.2)%                        (144,993)
                                                    ------------

NET ASSETS - 100.0%                                 $90,358,054
                                                    ------------
                                                    ------------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) The Nationwide Fixed Contract rate changes quarterly. Security is restricted. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
*    Investment  in  affiliate.
See  notes  to  financial  statements.

                                        78
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                     GARTMORE GVIT U.S. GROWTH LEADERS FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                      SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (95.0%)

ADVERTISING (4.0%)
Clear Channel Communications, Inc. (b)       7,500  $  279,675
                                                    ----------

BANKS (3.0%)
Bank of America Corp.. . . . . . . . .       3,000     208,710
                                                    ----------

BIOTECHNOLOGY (3.7%)
Amgen, Inc. (b). . . . . . . . . . . .       5,300     256,202
                                                    ----------

BUSINESS SERVICES (3.0%)
eBay, Inc. (b) . . . . . . . . . . . .       3,100     210,242
                                                    ----------

CHEMICALS (3.8%)
Praxair, Inc.. . . . . . . . . . . . .       4,600     265,742
                                                    ----------

COMMUNICATIONS EQUIPMENT (3.9%)
Qualcomm, Inc. (b) . . . . . . . . . .       7,500     272,925
                                                    ----------

COMPUTER EQUIPMENT (5.2%)
Hewlett-Packard Co.. . . . . . . . . .      21,000     364,560
                                                    ----------

COMPUTER NETWORKS (3.8%)
Cisco Systems, Inc. (b). . . . . . . .      20,200     264,620
                                                    ----------

COMPUTER SOFTWARE & SERVICES (16.1%)
Microsoft Corp. (b). . . . . . . . . .       9,900     511,830
SAP AG ADR . . . . . . . . . . . . . .      12,500     243,750
Symantec Corp. (b) . . . . . . . . . .       9,000     364,590
                                                    ----------
                                                     1,120,170
                                                    ----------

ELECTRONICS (3.9%)
Microchip Technology, Inc. . . . . . .      11,000     268,950
                                                    ----------

FINANCIAL SERVICES (5.9%)
Marsh & McLennan Cos., Inc.. . . . . .       5,400     249,534
T. Rowe Price Group, Inc.. . . . . . .       6,000     163,680
                                                    ----------
                                                       413,214
                                                    ----------

HEALTHCARE (14.6%)
Allergan, Inc. . . . . . . . . . . . .       5,900     339,958
Anthem, Inc. (b) . . . . . . . . . . .       4,100     257,890
Boston Scientific Corp. (b). . . . . .       6,000     255,120
Medtronic, Inc.. . . . . . . . . . . .       3,600     164,160
                                                    ----------
                                                     1,017,128
                                                    ----------

OIL & GAS (2.3%)
EOG Resources, Inc.. . . . . . . . . .       4,000     159,680
                                                    ----------

RETAIL (15.6%)
Advance Auto Parts, Inc. (b) . . . . .       5,200     254,280
Coach, Inc. (b). . . . . . . . . . . .       7,000     230,440
The Gap, Inc.. . . . . . . . . . . . .      27,300     423,696
Williams-Sonoma, Inc. (b). . . . . . .       6,700     181,905
                                                    ----------
                                                     1,090,321
                                                    ----------

SEMICONDUCTORS (6.2%)
Novellus Systems, Inc. (b) . . . . . .       7,500     210,600
QLogic Corp. (b) . . . . . . . . . . .       6,400     220,864
                                                    ----------
                                                       431,464
                                                    ----------

TOTAL COMMON STOCKS                                  6,623,603
                                                    ----------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION . . . . . . . . .  PRINCIPAL   VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (4.0%)

Fifth Third Bank, 1.37%,
dated 12/31/02, due 01/02/03,
repurchase price $281,536
(Fully collateralized by FGCI
Market Value $289,961) . . . . . . . .  $  281,515  $  281,515
                                                    ----------

TOTAL REPURCHASE AGREEMENT                             281,515
                                                    ----------

TOTAL INVESTMENTS
(COST $6,932,827) (A) - 99.0%                        6,905,118

OTHER ASSETS IN
EXCESS OF LIABILITIES - 1.0%                            72,273
                                                    ----------

NET ASSETS - 100.0%                                 $6,977,391
                                                    ----------
                                                    ----------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
FGCI Federal Home Loan Mortgage Corp. Gold Conventional Intermediate Term Note See notes to financial statements.

                                        79
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT GLOBAL UTILITIES FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                 SHARES     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (96.3%)

AUSTRALIA (0.7%)

TELECOMMUNICATIONS (0.7%)
Telstra Corp. Ltd.                   10,347    $25,694
                                               -------

FINLAND (1.9%)

OIL & GAS UTILITY (1.9%)
Fortum Oyj                           10,671     69,988
                                               -------

FRANCE (2.5%)

TELECOMMUNICATIONS (0.7%)
France Telecom SA                     1,466     25,661
                                               -------

WATER UTILITY (1.8%)
Suez SA                               3,998     69,393
                                               -------
                                                95,054
                                               -------

GERMANY (7.4%)

GAS & ELECTRIC UTILITY (3.7%)
E. ON AG                              3,411    137,453
                                               -------

TELECOMMUNICATIONS (3.7%)
Deutsche Telekom AG                  10,997    141,022
                                               -------
                                               278,475
                                               -------

ITALY (3.8%)

ELECTRIC UTILITY (0.8%)
Enel SpA                              5,526     28,763
                                               -------

TELECOMMUNICATIONS (3.0%)
Telecom Italia SpA                   14,732    111,774
                                               -------
                                               140,537
                                               -------

JAPAN (7.7%)

ELECTRIC UTILITY (5.0%)
Chubu Electric Power Co., Inc.        5,200     92,897
Kansai Electric Power Co., Inc.       3,300     49,860
Tokyo Electric Power Co., Inc.        2,400     45,606
                                               -------
                                               188,363
                                               -------

TELECOMMUNICATIONS (2.7%)
KDDI Corp.                             12       38,932
Nippon Telegraph & Telephone Corp.     17       61,743
                                               -------
                                               100,675
                                               -------
                                               289,038
                                               -------

MEXICO (1.7%)

TELECOMMUNICATIONS (1.7%)
America Movil SA de CV ADR            2,482     35,641
Telefonos De Mexico SA de CV ADR       923      29,518
                                               -------
                                                65,159
                                               -------

NETHERLANDS (1.9%)

TELECOMMUNICATIONS (1.9%)
Koninklijke KPN NV (b)               11,079     72,083
                                               -------

PORTUGAL (1.8%)

TELECOMMUNICATIONS (1.8%)
Portugal Telecom SA                   9,568     65,766
                                               -------

SOUTH KOREA (0.7%)

ELECTRIC UTILITY (0.7%)
Korea Electric Power Corp. ADR        3,294     27,999
                                               -------

SPAIN (5.5%)

ELECTRIC UTILITY (1.9%)
Endesa SA                             6,148     71,937
                                               -------

TELECOMMUNICATIONS (3.6%)
Telefonica SA (b)                    15,099    135,157
                                               -------
                                               207,094
                                               -------

UNITED KINGDOM (20.0%)

ELECTRIC UTILITY (2.2%)
National Grid Group PLC              10,953     80,496
                                               -------

TELECOMMUNICATIONS (16.4%)
BT Group PLC                         43,653    137,040
Vodafone Group PLC                   261,454   476,686
                                               -------
                                               613,726
                                               -------

WATER UTILITY (1.4%)
United Utilities PLC                  5,210     52,338
                                               -------
                                               746,560
                                               -------

UNITED STATES (40.7%)

ELECTRIC UTILITY (11.0%)
American Electric Power Co., Inc.     1,830     50,014
Calpine Corp. (b)                     9,155     29,845
Cinergy Corp.                         1,876     63,259
Dominion Resources, Inc.              1,031     56,602
Entergy Corp.                         1,766     80,512
FPL Group, Inc.                       1,464     88,031
Southern Co. (The)                    1,542     43,777
                                               -------
                                               412,040
                                               -------

GAS & ELECTRIC UTILITY (3.8%)
Exelon Corp.                          1,233     65,065
NiSource, Inc.                        3,773     75,460
                                               -------
                                               140,525
                                               -------

TELECOMMUNICATIONS (24.0%)
AT&T Corp.                            2,026     52,899
AT&T Wireless Services, Inc. (b)     11,411     64,472
Comcast Corp. Class A (b)             3,278     77,262
Comcast Corp. Special Class A (b)     3,971     89,705
SBC Communications, Inc.             10,699    290,050
Verizon Communications, Inc.          8,196    317,596
                                               -------
                                               891,984
                                               -------

WATER UTILITY (1.9%)
Philadelphia Suburban Corp.           3,500     72,100
                                             ---------
                                             1,516,649
                                             ---------

TOTAL COMMON STOCKS                          3,600,096
                                             ---------

                                        80
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       GARTMORE GVIT GLOBAL UTILITIES FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION            PRINCIPAL     VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (3.6%)
Fifth Third Bank, 1.37%,
dated 12/31/02, due 01/02/03,
repurchase price $133,866
(Fully Collateralized
by FHARM, Market
Value $137,872). . . . . . . .  $  133,856  $  133,856
                                            ----------

TOTAL REPURCHASE AGREEMENT                     133,856
                                            ----------

TOTAL INVESTMENTS
(COST $3,710,027) (A) - 99.9%                3,733,952

OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.1%                            5,593
                                            ----------

NET ASSETS - 100.0%                         $3,739,545
                                            ----------
                                            ----------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR    American  Depositary  Receipt
FHARM  Federal  Home  Adjustable  Rate  Mortgage
See  notes  to  financial  statements.

                                        81
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                  GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
                  STATEMENT OF INVESTMENTS - DECEMBER 31, 2002


--------------------------------------------------------------------------------
SECURITY DESCRIPTION                   SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (97.9%)

BELGIUM (2.4%)

FINANCIAL SERVICES (2.4%)
Fortis. . . . . . . . . . . . . . .       8,400  $  148,091
                                                 ----------

FRANCE (1.2%)

FINANCIAL SERVICES (1.2%)
Euronext NV . . . . . . . . . . . .       3,400      73,892
                                                 ----------

GERMANY (0.3%)

BANKING (0.3%)
Aareal Bank AG (b). . . . . . . . .       1,600      20,652
                                                 ----------

INDIA (5.6%)

BANKING (5.6%)
State Bank of India GDR . . . . . .      24,717     346,038
                                                 ----------

IRELAND (4.3%)

BANKING (4.3%)
Bank of Ireland . . . . . . . . . .       5,900      60,614
Depfa Bank PLC. . . . . . . . . . .       4,000     209,880
                                                 ----------
                                                    270,494
                                                 ----------

NETHERLANDS (2.4%)

INSURANCE (2.4%)
Ing Groep NV. . . . . . . . . . . .       9,000     152,436
                                                 ----------

SWITZERLAND (9.2%)

BANKING (5.2%)
Credit Suisse Group (b) . . . . . .      10,200     221,306
UBS AG (b). . . . . . . . . . . . .       2,100     102,061
                                                 ----------
                                                    323,367
                                                 ----------

INSURANCE (4.0%)
Swiss Re. . . . . . . . . . . . . .       1,888     123,846
Zurich Financial Services AG. . . .       1,332     124,270
                                                 ----------
                                                    248,116
                                                 ----------
                                                    571,483
                                                 ----------

UNITED KINGDOM (11.0%)

BANKING (10.2%)
HSBC Holdings PLC . . . . . . . . .      19,600     216,619
Lloyds TSB Group PLC. . . . . . . .      23,600     169,452
Royal Bank of Scotland Group PLC. .      10,430     249,854
                                                 ----------
                                                    635,925
                                                 ----------

FINANCIAL SERVICES (0.8%)
Abbey National PLC. . . . . . . . .       6,100      50,870
                                                 ----------
                                                    686,795
                                                 ----------

UNITED STATES (61.5%)

BANKING (14.4%)
Comerica, Inc.. . . . . . . . . . .       1,900      82,156
FleetBoston Financial Corp. . . . .       7,100     172,530
North Fork Bancorporation, Inc. . .       3,900     131,586
PNC Financial Services Group. . . .       3,700     155,030
U.S. Bancorp. . . . . . . . . . . .       9,300     197,346
UnionBanCal Corp. . . . . . . . . .       1,500      58,905
Wachovia Corp.. . . . . . . . . . .       2,800     102,032
                                                 ----------
                                                    899,585
                                                 ----------

FINANCIAL SERVICES (30.5%)
Capital One Financial Corp. . . . .       5,500     163,460
Citigroup, Inc. . . . . . . . . . .       8,500     299,115
Fannie Mae. . . . . . . . . . . . .       5,100     328,084
Freddie Mac . . . . . . . . . . . .       2,100     124,005
J.P. Morgan Chase & Co. . . . . . .      10,990     263,760
Merrill Lynch & Co., Inc. . . . . .       6,700     254,265
Morgan Stanley. . . . . . . . . . .       5,600     223,552
The Bank Of New York Co., Inc.. . .       4,800     115,008
Washington Mutual, Inc. . . . . . .       3,700     127,761
                                                 ----------
                                                  1,899,010
                                                 ----------

INSURANCE (16.6%)
American International Group, Inc..       1,008      58,313
Everest Re Group Ltd. . . . . . . .       2,200     121,660
Lincoln National Corp.. . . . . . .       6,200     195,796
Metlife, Inc. . . . . . . . . . . .       3,400      91,936
Prudential Financial, Inc.. . . . .       8,630     273,916
Radian Group, Inc.. . . . . . . . .       3,700     137,455
Travelers Property Casualty Corp.
Class A (b) . . . . . . . . . . . .       9,216     135,014
Travelers Property Casualty Corp.
ClassB (b). . . . . . . . . . . . .       1,143      16,745
                                                 ----------
                                                  1,030,835
                                                 ----------
                                                  3,829,430
                                                 ----------

TOTAL COMMON STOCKS                               6,099,311
                                                 ----------

--------------------------------------------------------------------------------
SECURITY DESCRIPTION. . . . . . . .  PRINCIPAL   VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (1.5%)

Fifth Third Bank, 1.37%,
dated 12/31/02, due 01/02/03,
repurchase price $92,686
(Fully collateralized by
GARM Securities,
Market Value $95,459) . . . . . . .  $   92,679  $   92,679
                                                 ----------

TOTAL REPURCHASE AGREEMENT                           92,679
                                                 ----------

TOTAL INVESTMENTS
(COST $6,050,774) (A) - 99.4%                     6,191,990

OTHER ASSETS IN
EXCESS OF LIABILITIES - 0.6%                         34,888
                                                 ----------

NET ASSETS - 100.0%                              $6,226,878
                                                 ----------
                                                 ----------

--------------------------------------------------------------------------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
GARM Government  Adjustable  Rate  Mortgage
GDR  Global  Depositary  Receipt
See  notes  to  financial  statements.


                                        82
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002





                               GARTMORE         GARTMORE        GARTMORE         GVIT          GARTMORE        GARTMORE
                                 GVIT             GVIT            GVIT           SMALL           GVIT            GVIT
                                 TOTAL           GROWTH        GOVERNMENT       COMPANY          MONEY           MONEY
                                RETURN            FUND            BOND           FUND           MARKET          MARKET
                                 FUND                             FUND                           FUND           FUND II
                           -----------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
   (cost $1,365,725,845;
   $209,719,351;
   $1,847,674,066;
   $541,849,834;
   $2,764,842,451
    and $110,159,575;
     respectively)          $1,247,544,738   $ 200,196,229   $1,947,527,003  $542,164,986   $2,764,842,451   $110,159,575
Repurchase
    agreements, at
    cost and value                      --              --       37,019,250    20,362,760               --             --
                           -----------------------------------------------------------------------------------------------
     Total Investments       1,247,544,738     200,196,229    1,984,546,253   562,527,746    2,764,842,451    110,159,575
                           -----------------------------------------------------------------------------------------------
Cash                                 1,031             985               --         1,841            1,068          8,789
Foreign currencies, at
    Value (cost
    $0; $0; $0;
   $23,758; $0
and $0; respectively)                   --              --               --        22,246               --             --
Interest and
   dividends
   receivable                    1,963,914         178,926       17,284,143       413,030          855,446             --
Receivable for
    investments sold            14,185,668       3,892,310               --     2,730,156               --             --
Reclaims receivable                     --              --               --       118,113               --             --
Prepaid expenses
   and other assets                  3,894             962            2,145         2,348            5,574             --
                           -----------------------------------------------------------------------------------------------
     Total Assets            1,263,699,245     204,269,412    2,001,832,541   565,815,480    2,765,704,539    110,168,364
                           -----------------------------------------------------------------------------------------------

LIABILITIES:
Distributions
   payable                              --              --               --            --        2,272,288         23,952
Payable for
    investments
   purchased                     8,816,211       2,401,110               --       953,212               --             --
Unrealized
   depreciation
   on forward foreign
   currency contracts                   --              --               --           165               --             --
Accrued expenses
   and other
   payables:
  Investment
   advisory fees                   644,953         106,228          820,400       450,491          885,549         41,757
  Fund
   administration fees              68,238          11,495          107,104        34,421          147,194          5,230
  Distribution fees                    147              --            1,894           466               --         20,879
  Administrative
    servicing fees                 163,900          26,046          249,269        74,353          331,279         12,002
  Other                            156,141          35,613          242,624        90,140          335,790         23,346
                           -----------------------------------------------------------------------------------------------
     Total Liabilities           9,849,590       2,580,492        1,421,291     1,603,248        3,972,100        127,166
                           -----------------------------------------------------------------------------------------------
NET ASSETS                  $1,253,849,655   $ 201,688,920   $2,000,411,250  $564,212,232   $2,761,732,439   $110,041,198
                           ===============================================================================================
REPRESENTED BY:
Capital                     $1,784,042,674   $ 583,191,884   $1,897,897,149  $644,341,021   $2,761,701,881   $110,041,237
Accumulated
   net investment
  income (loss)                      1,592              --            2,168      (103,198)          35,826             --
Accumulated
   net realized
   gains (losses)
from investment
   and foreign
currency
   transactions               (412,013,504)   (371,979,842)       2,658,996   (80,360,887)          (5,268)           (39)
Net unrealized
   appreciation
   (depreciation) on
   investments and
    translation of assets
    and liabilities
   denominated
   in foreign currencies      (118,181,107)     (9,523,122)      99,852,937       335,296               --             --
                           -----------------------------------------------------------------------------------------------
NET ASSETS                  $1,253,849,655   $ 201,688,920   $2,000,411,250  $564,212,232   $2,761,732,439   $110,041,198
                           ===============================================================================================
NET ASSETS:
Class I Shares**            $1,252,685,941   $ 201,688,920   $1,982,675,649  $561,836,194   $2,436,782,623   $110,041,198
Class II Shares                    765,102              --       10,111,022     2,324,724               --             --
Class III Shares                   398,612              --        7,624,579        51,314               --             --
Class V Shares                          --              --               --            --      324,949,816             --
                           -----------------------------------------------------------------------------------------------
     Total                  $1,253,849,655   $ 201,688,920   $2,000,411,250  $564,212,232   $2,761,732,439   $110,041,198
                           ===============================================================================================
SHARES OUTSTANDING
   (unlimited number
   of shares authorized):
Class I Shares**               154,655,536      26,823,224      161,501,112    36,454,618    2,436,755,964    110,041,237
Class II Shares                     94,459              --          824,681       151,081               --             --
Class III Shares                    49,153              --          621,202         3,328               --             --
Class V Shares                          --              --               --            --      324,949,564             --
                           -----------------------------------------------------------------------------------------------
     Total                     154,799,148      26,823,224      162,946,995    36,609,027    2,761,705,528    110,041,237
                           ===============================================================================================
NET ASSET VALUE
   AND OFFERING
   PRICE PER SHARE: *
Class I Shares**            $         8.10   $        7.52   $        12.28  $      15.41   $         1.00   $       1.00
Class II Shares             $         8.10   $          --   $        12.26  $      15.39   $           --   $         --
Class III Shares            $         8.11   $          --   $        12.27  $      15.42   $           --   $         --
Class V Shares              $           --   $          --   $           --  $         --   $         1.00   $         --

--------------------------------------------------------------------------------------------------------------------------

*    Not  subject  to  a  front-end  sales  charge.
**   Gartmore  GVIT  Money  Market  Fund  II  shares  have no class designation.
See  notes  to  financial  statements.

                                        83
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002




                                     J.P           STRONG         GVIT                       FEDERATED
                                   MORGAN           GVIT        NATIONWIDE     COMSTOCK         GVIT
                                    GVIT          MID CAP       STRATEGIC        GVIT        HIGH INCOME
                                  BALANCED         GROWTH         VALUE          VALUE          BOND
                                    FUND            FUND           FUND          FUND           FUND
                                -------------------------------------------------------------------------
ASSETS:
Investments, at value
   (cost $162,384,788;
   $92,695,812; $14,807,100;
    $38,881,342 and
    $160,101,335
   respectively)                $150,646,606   $  92,079,061   $12,758,165   $ 39,288,544   $147,735,991
Repurchase
   agreements, at
   cost and value                 25,494,037              --       799,552             --     11,741,595
                                -------------------------------------------------------------------------
    Total Investments            176,140,643      92,079,061    13,557,717     39,288,544    159,477,586
                                -------------------------------------------------------------------------
Cash                                  12,301              --            --            510         11,625
Interest and
   dividends
   receivable                        412,566          15,745        10,736        104,357      3,389,760
Receivable for
   investments sold               16,785,855         669,599        27,614        122,189             --
Receivable
   from adviser                           --              --         2,679             --             --
Receivable for
   variation margin
   on futures contracts               12,312              --            --             --             --
Prepaid expenses
   and other assets                      262             582            53            118            286
                                -------------------------------------------------------------------------
     Total Assets                193,363,939      92,764,987    13,598,799     39,515,718    162,879,257
                                -------------------------------------------------------------------------
LIABILITIES:
Line of Credit                            --         322,339            --             --             --
Payable for
   Investments
   purchased                      45,924,889              --        23,567         47,906             --
Payable for
   variation margin
   on futures contracts               12,125              --            --             --             --
Accrued expenses
   and other
   payables:
  Investment
   advisory fees                      91,882          80,573        10,600         29,694         94,190
  Fund
   administration fees                12,809           6,138         1,100          2,819         14,740
  Administrative
   servicing fees                     18,633          13,111         1,663          5,599         19,572
  Other                               14,616          19,640         2,054          6,051         17,510
                                -------------------------------------------------------------------------
    Total Liabilities             46,074,954         441,801        38,984         92,069        146,012
                                -------------------------------------------------------------------------
Net Assets                      $147,288,985   $  92,323,186   $13,559,815   $ 39,423,649   $162,733,245
                                =========================================================================
Represented by:
Capital                         $184,102,763   $ 274,556,136   $20,023,263   $ 63,575,734   $194,997,697
Accumulated
   net investment
   income (loss)                         630              --            23             56         26,539
Accumulated
   net realized
   gains (losses)
    from investment,
futures and
    options
   transactions                  (25,253,978)   (181,616,199)   (4,414,536)   (24,559,343)   (19,925,647)
Net unrealized
   appreciation (depreciation)
    on investments
   and futures                   (11,560,430)       (616,751)   (2,048,935)       407,202    (12,365,344)
                                -------------------------------------------------------------------------
NET ASSETS                      $147,288,985   $  92,323,186   $13,559,815   $ 39,423,649   $162,733,245
                                =========================================================================
NET ASSETS:
Class I Shares                  $147,288,985   $  92,275,711   $13,559,815   $ 39,423,649   $162,733,245
Class III Shares                          --          47,475            --             --             --
                                -------------------------------------------------------------------------
     Total                      $147,288,985   $  92,323,186   $13,559,815   $ 39,423,649   $162,733,245
                                =========================================================================
SHARES OUTSTANDING
    (unlimited number
   of shares authorized):
Class I Shares                    18,266,017      12,637,317     1,883,630      5,146,103     23,044,205
Class III Shares                          --           6,497            --             --             --
                                -------------------------------------------------------------------------
     Total                        18,266,017      12,643,814     1,883,630      5,146,103     23,044,205
                                =========================================================================
NET ASSET VALUE
    AND OFFERING
   PRICE PER SHARE:*
Class I Shares                  $       8.06   $        7.30   $      7.20   $       7.66   $       7.06
Class III Shares                $         --   $        7.31   $        --   $         --   $         --

---------------------------------------------------------------------------------------------------------

*    Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.


                                        84
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002




                                     MAS                                    GARTMORE      DREYFUS       TURNER
                                    GVIT           GVIT          GVIT         GVIT          GVIT         GVIT
                                MULTI SECTOR    SMALL CAP     SMALL CAP     WORLDWIDE     MID CAP       FOCUS
                                    BOND          VALUE         GROWTH       LEADERS       INDEX        FOCUS
                                    FUND           FUND          FUND         FUND          FUND         FUND
                                ---------------------------------------------------------------------------------
ASSETS:
Investments, at value
    (cost $225,549,473;
   $552,018,791; $95,827,808;
   $26,200,370;
   $336,870,310 and
   $6,692,849; respectively)    $ 227,421,463  $442,760,431  $ 84,687,329  $26,099,824  $282,313,491  $6,286,849
Repurchase
   agreements, at
   cost and value                   6,884,819    25,403,490    17,949,853      332,012     4,847,557     223,644
                                ---------------------------------------------------------------------------------
     Total Investments            234,306,282   468,163,921   102,637,182   26,431,836   287,161,048   6,510,493
                                ---------------------------------------------------------------------------------
Cash                                  143,625            --        87,761           --            --          --
Foreign currencies, at
   value (cost $0; $0; $0;
    $2,762; $0 and $0;
    respectively)                          --            --            --          470            --          --
Interest and
   dividends receivable             1,632,826       680,617         1,741        2,470       202,151       2,442
Receivable for
    investments sold               13,443,438     4,040,851    11,524,902           --            --     223,394
Unrealized appreciation
   on forward
   foreign currency
    contracts                         528,646            --            --           --            --          --
Receivable for
   variation margin on
   futures contracts                    3,125            --            --           --        48,625          --
Reclaims receivable                    45,692            --            --       66,810            --          --
Prepaid expenses and
   other assets                           443         1,342           267          153           508          --
                                ---------------------------------------------------------------------------------
     Total Assets                 250,104,077   472,886,731   114,251,853   26,501,739   287,412,332   6,736,329
                                ---------------------------------------------------------------------------------
LIABILITIES:
Payable for
   investments purchased           40,637,609     3,679,781    12,139,724           --            --     354,641
Accrued expenses
   and other payables:
  Investment advisory fees            123,822       356,663        97,414       23,743       123,379       5,521
  Fund administration fees             17,047        26,653         6,275        1,980        16,740         609
  Distribution fees                        --           274           334           --           241          --
  Administrative
   servicing fees                      24,413        60,346        13,452        3,472        37,023         841
  Other                                21,532        63,281        17,356        6,010        33,094       1,210
                                ---------------------------------------------------------------------------------
    Total Liabilities              40,824,423     4,186,998    12,274,555       35,205       210,477     362,822
                                ---------------------------------------------------------------------------------
NET ASSETS                      $ 209,279,654  $468,699,733  $101,977,298  $26,466,534  $287,201,855  $6,373,507
                                =================================================================================


                                        85
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2002 (CONTINUED)






                                                                                GARTMORE        DREYFUS         TURNER
                                  MAS GVIT          GVIT           GVIT           GVIT           GVIT           GVIT
                                MULTI SECTOR     SMALL CAP       SMALL CAP      WORLDWIDE       MID CAP        GROWTH
                                    BOND           VALUE          GROWTH         LEADERS         INDEX          FOCUS
                                    FUND            FUND           FUND           FUND           FUND           FUND
                               ------------------------------------------------------------------------------------------
REPRESENTED BY:
Capital                        $ 213,382,542   $ 689,918,882   $177,225,137   $ 55,875,411   $354,380,962   $ 19,908,214
Accumulated
   investment income (loss)           13,752           2,657             --       (133,243)         3,386             --
Accumulated net
   realized gains (losses)
   from investment, futures,
   and foreign currency
   transactions                   (6,522,616)   (111,963,446)   (64,107,360)   (29,183,390)   (12,566,424)   (13,128,707)
Net unrealized
   appreciation
   (depreciation) on
    investments,
   futures, and translation
   of assets and liabilities
   denominated in
   foreign currencies              2,405,976    (109,258,360)   (11,140,479)       (92,244)   (54,616,069)      (406,000)
                               ------------------------------------------------------------------------------------------
NET ASSETS                     $ 209,279,654   $ 468,699,733   $101,977,298   $ 26,466,534   $287,201,855   $  6,373,507
                               ==========================================================================================
NET ASSETS:
Class I Shares                 $ 209,279,654   $ 467,165,125   $100,308,078   $ 26,466,534   $285,970,244   $  3,891,285
Class II Shares                           --       1,471,807      1,651,739             --      1,231,611             --
Class III Shares                          --          62,801         17,481             --             --      2,482,222
                               ------------------------------------------------------------------------------------------
     Total                     $ 209,279,654   $ 468,699,733   $101,977,298   $ 26,466,534   $287,201,855   $  6,373,507
                               ==========================================================================================
SHARES OUTSTANDING
    (UNLIMITED
    NUMBER OF SHARES
   AUTHORIZED):
Class I Shares                    22,560,402      63,351,631     10,384,758      3,864,018     25,955,443      1,867,743
Class II Shares                           --         199,700        171,436             --        111,919             --
Class III Shares                          --           8,511          1,818             --             --      1,181,923
                               ------------------------------------------------------------------------------------------
     Total                        22,560,402      63,559,842     10,558,012      3,864,018     26,067,362      3,049,666
                               ==========================================================================================
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE:*
Class I Shares                 $        9.28   $        7.37   $       9.66   $       6.85   $      11.02   $       2.08
Class II Shares                $          --   $        7.37   $       9.63   $         --   $      11.00   $         --
Class III Shares               $          --   $        7.38   $       9.62   $         --   $         --   $       2.10

-------------------------------------------------------------------------------------------------------------------------

*    Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.

                                        86
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002





                                       GARTMORE
                                     GVIT GLOBAL        GARTMORE        GARTMORE      GARTMORE       GARTMORE
                                      TECHNOLOGY          GVIT            GVIT          GVIT           GVIT
                                         AND          GLOBAL HEALTH    NATIONWIDE     EMERGING     INTERNATIONAL
                                    COMMUNICATIONS      SCIENCES        LEADERS       MARKETS         GROWTH
                                         FUND             FUND            FUND          FUND           FUND
                                   ------------------------------------------------------------------------------
ASSETS:
Investments, at value
    (cost $14,682,770;
   $11,139,994;
   $8,674,553; $24,016,963
   and $9,019,158;
   respectively)                   $    14,054,971   $   10,962,440   $ 8,087,968   $21,642,661   $    8,912,893
Repurchase agreements,
   at cost and value                       469,222          994,876       619,337       200,813               --
                                   ------------------------------------------------------------------------------
     Total Investments                  14,524,193       11,957,316     8,707,305    21,843,474        8,912,893
                                   ------------------------------------------------------------------------------
Cash                                            --               --            --            --          142,581
Foreign currencies,
   at value (cost $8,592;
   $241,545;
   $0; $308,409 and
    $0; respectively)                        8,633          246,017            --       308,909               --
Interest and dividends
   receivable                                6,511            5,700        13,946        48,550            7,560
Receivable for
   investments sold                        388,333          922,285            --        67,435           57,804
Receivable from adviser                     12,258               --            --            --            1,933
Reclaims receivable                             --               --            --            --           13,327
                                   ------------------------------------------------------------------------------
     Total Assets                       14,939,928       13,131,318     8,721,251    22,268,368        9,136,098
                                   ------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian                            --               --            --       331,514               --
Payable for foreign
   currency, at value
    (cost $0; $0;
   $0; $0 and $6,726;
   respectively)                                --               --            --            --            7,027
Payable for investments
   purchased                             1,291,726        1,088,043            --        13,945           25,465
Accrued expenses and
   other payables:
  Investment advisory fees                  12,359           17,049         6,617        22,312            7,881
  Fund administration fees                   1,071              937           697         2,015            2,371
  Distribution fees                             --               --            --            96               --
  Administrative
   servicing fees                            1,726            1,258           979         2,598              637
  Other                                     20,483            1,866         2,956         2,151              999
    Total Liabilities                    1,327,365        1,109,153        11,249       374,631           44,380
                                   ------------------------------------------------------------------------------
NET ASSETS                         $    13,612,563   $   12,022,165   $ 8,710,002   $21,893,737   $    9,091,718
                                   ==============================================================================
REPRESENTED BY:
Capital                            $    33,096,538   $   13,147,362   $10,206,560   $28,861,144   $   14,741,440
Accumulated net
    Investment
    income (loss)                           (2,123)          (1,195)           15       (34,682)         (34,829)
Accumulated net
   realized gains (losses)
   from investment,
   futures, and foreign
   currency transactions               (18,854,094)        (950,920)     (909,988)   (4,559,535)      (5,510,924)
Net unrealized
   appreciation (depreciation)
    on investments
   and translation of assets and
   liabilities denominated
    in foreign currencies                 (627,758)        (173,082)     (586,585)   (2,373,190)        (103,969)
                                   ------------------------------------------------------------------------------
NET ASSETS                         $    13,612,563   $   12,022,165   $ 8,710,002   $21,893,737   $    9,091,718
                                   ==============================================================================
NET ASSETS:
Class I Shares                     $     7,791,038   $      369,689   $   246,523   $10,005,103   $    6,859,414
Class II Shares                                 --               --            --       454,140               --
Class III Shares                         5,821,525       11,652,476     8,463,479    11,434,494        2,232,304
                                   ------------------------------------------------------------------------------
   Total                           $    13,612,563   $   12,022,165   $ 8,710,002   $21,893,737   $    9,091,718
                                   ==============================================================================
SHARES OUTSTANDING
    (UNLIMITED
   NUMBER OF SHARES
   AUTHORIZED):
Class I Shares                           3,254,914           45,115        26,126     1,670,998        1,471,269
Class II Shares                                 --               --            --        75,877               --
Class III Shares                         2,411,244        1,420,389       896,384     1,910,446          477,969
                                   ------------------------------------------------------------------------------
   Total                                 5,666,158        1,465,504       922,510     3,657,321        1,949,238
                                   ==============================================================================
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE:*
Class I Shares                     $          2.39   $         8.19   $      9.44   $      5.99   $         4.66
Class II Shares                    $            --   $           --   $        --   $      5.99   $           --
Class III Shares                   $          2.41   $         8.20   $      9.44   $      5.99   $         4.67

-----------------------------------------------------------------------------------------------------------------

*    Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.


                                        87
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002




                                                  GVIT INVESTOR                     GVIT INVESTOR
                                 GVIT INVESTOR    DESTINATIONS     GVIT INVESTOR    DESTINATIONS     GVIT INVESTOR
                                 DESTINATIONS      MODERATELY      DESTINATIONS      MODERATELY      DESTINATIONS
                                  AGGRESSIVE       AGGRESSIVE        MODERATE       CONSERVATIVE     CONSERVATIVE
                                     FUND             FUND             FUND             FUND             FUND
                                -----------------------------------------------------------------------------------
ASSETS:
Investments in affiliated
   securities, at value
   (cost $17,805,282;
   $70,152,534; $169,294,921;
   $96,310,186 and
   $89,890,391 respectively)    $   17,479,125   $   67,922,554   $  165,967,133   $   96,081,674   $   90,503,047
Investments, at
   value (cost $1,235,186;
   $4,429,000;
   $0; $0 and $0
    respectively)                    1,167,503        4,165,222               --               --               --
                                -----------------------------------------------------------------------------------
     Total Investments              18,646,628       72,087,776      165,967,133       96,081,674       90,503,047
                                -----------------------------------------------------------------------------------
Interest and
   dividends
   receivable                            7,920           58,472          181,775          152,952          170,550
Receivable for
   investments sold                    851,254               --               --               --               --
                                -----------------------------------------------------------------------------------
     Total Assets                   19,505,802       72,146,248      166,148,908       96,234,626       90,673,597
                                -----------------------------------------------------------------------------------
LIABILITIES:
Payable for
   Investments
    purchased                               --          146,242          509,526          515,104          266,476
Accrued expenses
   and other payables:
   Investment
   advisory fees                         2,102            7,513           17,468           10,087            9,576
  Distribution fees                      4,042           14,447           33,593           19,399           18,416
  Administrative
   servicing fees                        2,439            8,543           19,440           11,511           11,004
  Other                                  4,187            7,333           13,413            9,523           10,071
                                -----------------------------------------------------------------------------------
     Total Liabilities                  12,770          184,078          593,440          565,624          315,543
                                -----------------------------------------------------------------------------------
NET ASSETS                      $   19,493,032   $   71,962,170   $  165,555,468   $   95,669,002   $   90,358,054
                                ===================================================================================
REPRESENTED BY:
Capital                         $   20,826,088   $   76,160,056   $  170,456,092   $   97,086,794   $   90,396,653
Accumulated net
   investment income
   (loss)                                4,499           16,272            1,359            1,230            1,786
Accumulated net
   realized gains (losses)
    from investment
   transactions                       (943,715)      (1,720,400)      (1,574,195)      (1,190,510)        (653,041)
Net unrealized appreciation
   (depreciation) on
    investments                       (393,840)      (2,493,758)      (3,327,788)        (228,512)         612,656
                                -----------------------------------------------------------------------------------
Net Assets                      $   19,493,032   $   71,962,170   $  165,555,468   $   95,669,002   $   90,358,054
                                ===================================================================================
SHARES OUTSTANDING
    (unlimited number of
    shares authorized):              2,392,182        8,477,263       18,516,042       10,148,611        9,189,459
                                ===================================================================================
NET ASSET VALUE AND
   OFFERING PRICE
   PER SHARE:*                  $         8.15   $         8.49   $         8.94   $         9.43   $         9.83

-------------------------------------------------------------------------------------------------------------------


*    Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.

                                        88
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002





                                     GVIT                            GARTMORE
                                   GARTMORE         GARTMORE        GVIT GLOBAL
                                 U.S. GROWTH      GVIT GLOBAL        FINANCIAL
                                 LEADERS FUND    UTILITIES FUND    SERVICES FUND
                                -------------------------------------------------
ASSETS:
Investments, at value
    (cost $6,651,312;
   $3,576,171 and
   $5,958,095; respectively)    $   6,623,603   $     3,600,096   $    6,099,311
Repurchase agreements,
    at cost and value                 281,515           133,856           92,679
                                -------------------------------------------------
     Total Investments              6,905,118         3,733,952        6,191,990
                                -------------------------------------------------
Foreign currency,
   at value (cost $0; $0
   and $32,586; respectively)              --                --           34,414
Interest and dividends
   receivable                           1,916             8,499            7,268
Receivable for
   investments sold                    82,651                --               --
Reclaims receivable                        --               756              618
                                -------------------------------------------------
     Total Assets                   6,989,685         3,743,207        6,234,290
                                =================================================
LIABILITIES:
Accrued expenses and
   other payables:
  Investment advisory fees              8,707             2,506            5,549
  Fund administration fees                665               703              734
  Administrative
   servicing fees                         625               170              576
  Other                                 2,297               283              553
                                -------------------------------------------------
     Total Liabilities                 12,294             3,662            7,412
                                -------------------------------------------------
NET ASSETS                      $   6,977,391   $     3,739,545   $    6,226,878
                                =================================================
REPRESENTED BY:
Capital                         $   8,559,301   $     4,575,940   $    6,425,412
Accumulated net
   investment income
   (loss)                                  --            (3,176)         (24,016)
Accumulated net realized
   gains (losses) from
   investment and foreign
   currency transactions           (1,554,201)         (857,354)        (317,670)
Net unrealized appreciation
   (depreciation) on
   investments and
    translation of assets
   and liabilities
   denominated in
   foreign currencies                 (27,709)           24,135          143,152
                                -------------------------------------------------
NET ASSETS                      $   6,977,391   $     3,739,545   $    6,226,878
                                =================================================

NET ASSETS:
Class I Shares                  $     476,093   $       168,710   $      218,355
Class III Shares                    6,501,298         3,570,835        6,008,523
                                -------------------------------------------------
     Total                      $   6,977,391   $     3,739,545   $    6,226,878
                                =================================================

SHARES OUTSTANDING
   (unlimited number of
   shares authorized):
Class I Shares                         62,935            22,728           24,357
Class III Shares                      857,213           480,602          670,518
                                -------------------------------------------------
     Total                            920,148           503,330          694,875
                                =================================================

NET ASSET VALUE AND
   OFFERING PRICE PER SHARE:*
Class I Shares                  $        7.56   $          7.42   $         8.96
Class III Shares                $        7.58   $          7.43   $         8.96

-----------------------------------------------------------------------------------

*    Not  subject  to  a  front-end  sales  charge.
See  notes  to  financial  statements.


                                        89
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002



                                      GARTMORE                      GARTMORE                       GARTMORE     GARTMORE
                                        GVIT         GARTMORE         GVIT            GVIT           GVIT         GVIT
                                       TOTAL           GVIT        GOVERNMENT        SMALL          MONEY        MONEY
                                       RETURN         GROWTH          BOND          COMPANY         MARKET       MARKET
                                        FUND           FUND           FUND            FUND           FUND       FUND II
                                  ---------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income                  $     341,498   $     34,199   $ 86,012,073   $     714,153   $50,202,685   $ 944,402
  Dividend income
    (net of foreign
   withholding tax
   of $3,578; $1,481; $0;
   $116,755; $0
   and $0; respectively)              24,560,225      2,198,504             --       4,893,143     2,123,247      51,829
                                  ---------------------------------------------------------------------------------------
     Total Income                     24,901,723      2,232,703     86,012,073       5,607,296    52,325,932     996,231
                                  ---------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees             8,810,734      1,629,378      8,012,931       6,168,304    10,905,161     301,549
  Fund administration  fees              966,598        178,456      1,073,440         455,495     1,874,325      39,083
  Distribution fees                           --             --             --              --            --     150,774
  Distribution fees
   Class II Shares                           410             --          4,854           2,028            --          --
  Administrative servicing
    fees Class I Shares*               2,232,891        406,093      2,446,356         993,653     4,233,142      82,373
  Administrative servicing
    fees Class II Shares                     197             --          2,465           1,229            --          --
  Administrative servicing
    fees Class III Shares                     86             --          2,241              13            --          --
  Administrative servicing
    fees Class V Shares                       --             --             --              --        28,318          --
  Trustees' fees                          44,405          8,292         48,931          18,353        83,713       2,214
  Other                                  394,120         92,767        416,744         185,865       719,036      20,174
                                  ---------------------------------------------------------------------------------------
     Total expenses before
    waived or
     reimbursed expenses              12,449,441      2,314,986     12,007,962       7,824,940    17,843,695     596,167
Expenses waived or
   reimbursed                            (30,518)        (5,420)       (34,402)             --       (72,552)        (87)
                                  ---------------------------------------------------------------------------------------
     Total Expenses                   12,418,923      2,309,566     11,973,560       7,824,940    17,771,143     596,080
                                  ---------------------------------------------------------------------------------------
NET INVESTMENT
   INCOME (LOSS)                      12,482,800        (76,863)    74,038,513      (2,217,644)   34,554,789     400,151
                                  ---------------------------------------------------------------------------------------
REALIZED/UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Net realized gains (losses) on
investment transactions             (111,414,770)   (76,317,671)    16,994,408     (47,619,143)       (5,268)        (39)
Net realized gains (losses) on
foreign currency transactions                 --             --             --        (861,187)           --          --
                                  ---------------------------------------------------------------------------------------
Net realized gains (losses)
   on investment
and foreign currency
   transactions                     (111,414,770)   (76,317,671)    16,994,408     (48,480,330)       (5,268)        (39)
Net change in unrealized
    appreciation/depreciation on
    investments and translation
   of assets and liabilities
   denominated in
   foreign currencies               (185,840,181)   (17,627,059)    77,111,343     (77,409,137)           --          --
                                  ---------------------------------------------------------------------------------------
Net realized/unrealized
    gains (losses) on
investments, and
   foreign currencies               (297,254,951)   (93,944,730)    94,105,751    (125,889,467)       (5,268)        (39)
                                  ---------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
    RESULTING
   FROM OPERATIONS                 $(284,772,151)  $(94,021,593)  $168,144,264   $(128,107,111)  $34,549,521   $ 400,112
                                  =======================================================================================


* Gartmore GVIT Money Market Fund II shares have no class designation. See notes to financial statements.

                                        90
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002




                                        J.P MORGAN      STRONG GVIT      NATIONWIDE       COMSTOCK      FEDERATED GVIT
                                       GVIT BALANCED      MID CAP      GVIT STRATEGIC    GVIT VALUE      HIGH INCOME
                                           FUND         GROWTH FUND      VALUE FUND         FUND          BOND FUND
                                      ---------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income                     $    3,385,422   $    132,586   $        18,242   $     86,670   $    13,176,545
  Dividend income                          1,372,662        254,108           166,319      1,012,713           259,422
                                      ---------------------------------------------------------------------------------
     Total Income                          4,758,084        386,694           184,561      1,099,383        13,435,967
                                      ---------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                 1,085,968      1,173,289           160,794        364,558           966,761
  Fund administration fees                   126,522         87,763            13,926         32,735           128,782
  Administrative servicing
   fees Class I Shares                       221,994        194,912            25,328         68,586           197,193
  Administrative servicing
   fees Class III Shares                          --              7                --             --                --
  Trustees' fees                               4,364          3,819               537          1,365             4,019
  Other                                       35,611         48,906             6,403         39,924            36,262
                                      ---------------------------------------------------------------------------------
     Total expenses before waived
    or reimbursed expenses                 1,474,459      1,508,696           206,988        507,168         1,333,017
  Expenses waived or reimbursed               (4,486)        (9,157)          (27,905)        (2,010)           (1,462)
                                      ---------------------------------------------------------------------------------
     Total Expenses                        1,469,973      1,499,539           179,083        505,158         1,331,555
                                      ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)               3,288,111     (1,112,845)            5,478        594,225        12,104,412
                                      ---------------------------------------------------------------------------------
REALIZED/UNREALIZED
   GAINS (LOSSES)
   ON INVESTMENTS:
Net realized gains (losses)
   on investment transactions            (14,414,253)   (55,406,240)       (3,431,912)   (14,074,750)       (9,438,861)
Net realized gains (losses)
   on futures transactions                  (305,650)       540,232                --        134,492                --
Net realized gains (losses)
   on options transactions                        --         27,073                --         13,553                --
                                      ---------------------------------------------------------------------------------
Net realized gains (losses)
   on investment,
   futures and options transactions      (14,719,903)   (54,838,935)       (3,431,912)   (13,926,705)       (9,438,861)
Net change in unrealized
    appreciation/depreciation
   on investments and futures             (8,664,456)   (10,090,079)       (2,062,489)       522,771         1,760,670
                                      ---------------------------------------------------------------------------------
Net realized/unrealized gains
   (losses) on investments,
   futures and options                   (23,384,359)   (64,929,014)       (5,494,401)   (13,403,934)       (7,678,191)
                                      ---------------------------------------------------------------------------------
CHANGE IN NET ASSETS
   RESULTING FROM
   OPERATIONS                         $  (20,096,248)  $(66,041,859)  $    (5,488,923)  $(12,809,709)  $     4,426,221
                                      ================================================================================

See  notes  to  financial  statements.


                                        91
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002



                                        MAS GVIT         GVIT           GVIT          GARTMORE        DREYFUS      TURNER GVIT
                                         MULTI          SMALL           SMALL           GVIT           GVIT          GROWTH
                                         SECTOR          CAP             CAP         WORLDWIDE        MID CAP         FOCUS
                                       BOND FUND      VALUE FUND     GROWTH FUND    LEADERS FUND    INDEX FUND        FUND
                                   --------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income                     $10,592,346   $     645,416   $    261,210   $      24,168   $    156,350   $      4,939
  Dividend income (net of foreign
   withholding tax
   of $2,212; $7,058; $0; $60,655;
   $0 and $0; respectively)                    --       6,046,805        110,360         729,907      3,162,867         33,758
                                   --------------------------------------------------------------------------------------------
     Total Income                      10,592,346       6,692,221        371,570         754,075      3,319,217         38,697
                                   --------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees              1,412,997       5,178,959      1,273,107         466,112      1,483,835         71,189
  Fund administration fees                164,653         393,726         80,388          33,143        201,480          7,046
  Distribution fees Class II Shares            --             984          1,390              --            842             --
  Administrative servicing fees
    Class I Shares                        282,693         897,409        172,760          69,680        446,081         11,358
  Administrative servicing fees
    Class II Shares                            --             382            825              --            354             --
  Administrative servicing fees
      Class III Shares                         --               7              4              --             --            727
  Trustees' fees                            5,455          17,087          3,148           1,430          8,624            265
  Custodian fees                           19,117          58,227         10,767          32,936         26,986          1,804
  Other                                    29,550          97,527         24,672          17,833         49,910          2,402
                                   --------------------------------------------------------------------------------------------
     Total expenses before
   waived or   reimbursed expenses      1,914,465       6,644,308      1,567,061         621,134      2,218,112         94,791
Expenses waived or reimbursed              (7,344)         (8,215)        (2,361)         (1,585)        (9,099)           (39)
                                   --------------------------------------------------------------------------------------------
     Total Expenses                     1,907,121       6,636,093      1,564,700         619,549      2,209,013         94,752
                                   --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)            8,685,225          56,128     (1,193,130)        134,526      1,110,204        (56,055)
                                   --------------------------------------------------------------------------------------------
REALIZED/UNREALIZED
    GAINS (LOSSES) ON
   INVESTMENTS:
Net realized gains (losses) on
   investment transactions             (5,351,575)   (104,033,638)   (30,548,275)     (7,392,406)    (3,804,671)    (4,944,191)
Net realized gains (losses) on
   foreign currency transactions        1,450,296              --             --        (738,966)            --             --
Net realized gains (losses)
    on futures                           (115,777)             --             --      (1,200,907)    (2,374,820)            --
                                   --------------------------------------------------------------------------------------------
Net realized gains (losses)
   on investment, futures
    and foreign currency
   transactions                        (4,017,056)   (104,033,638)   (30,548,275)     (9,332,279)    (6,179,491)    (4,944,191)
Net change in unrealized
   appreciation/depreciation
   on investments, futures, and
    translation of assets
   and liabilities denominated in
    foreign currencies                  8,153,719    (104,846,114)   (17,877,984)        921,975    (52,601,723)      (598,268)
                                   --------------------------------------------------------------------------------------------
Net realized/unrealized gains
    (losses) on investments,
   futures, and foreign currencies      4,136,663    (208,879,752)   (48,426,259)     (8,410,304)   (58,781,214)    (5,542,459)
                                   --------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
    RESULTING
   FROM OPERATIONS                    $12,821,888   $(208,823,624)  $(49,619,389)  $  (8,275,778)  $(57,671,010)  $ (5,598,514)
                                   =============================================================================================


See  notes  to  financial  statements.

                                        92
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002





                                            GARTMORE
                                              GVIT          GARTMORE
                                             GLOBAL           GVIT         GARTMORE        GARTMORE        GARTMORE
                                           TECHNOLOGY        GLOBAL          GVIT            GVIT            GVIT
                                              AND            HEALTH       NATIONWIDE       EMERGING      INTERNATIONAL
                                         COMMUNICATIONS     SCIENCES       LEADERS         MARKETS          GROWTH
                                              FUND            FUND       LEADERS FUND    MARKETS FUND     GROWTH FUND
                                       --------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income                       $        17,645   $    10,911   $      10,073   $      18,192   $        7,774
  Dividend income
   (net of foreign
   withholding tax of $359; $0; $0;
   $29,740 and $17,890; respectively)            24,951        41,824         126,395         433,637          153,429
                                       --------------------------------------------------------------------------------
     Total Income                                42,596        52,735         136,468         451,829          161,203
                                       --------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                      127,706        60,621          62,833         253,775           90,776
  Fund administration fees                       10,218         5,747           6,031          18,585           14,532
  Distribution fees Class II Shares                  --            --              --             852               --
  Administrative servicing
   fees Class I Shares                           14,361           334             114          21,922            3,984
  Administrative servicing
   fees Class II Shares                              --            --              --             483               --
  Administrative servicing
   fees Class III Shares                          1,811         5,401           8,778           3,076              756
  Trustees' fees                                    400           211             219             643              291
  Custodian fees                                  2,769           592           1,096           8,259            6,933
  Printing fees                                  25,491         1,250             908           4,642            2,020
  Other                                           5,141           844             698           1,816              969
                                       --------------------------------------------------------------------------------
     Total expenses before
      waived or
       reimbursed expenses                      187,897        75,000          80,677         314,053          120,261
Expenses waived or
   reimbursed                                   (12,725)         (283)           (155)             --           (2,992)
                                       --------------------------------------------------------------------------------
     Total Expenses                             175,172        74,717          80,522         314,053          117,269
                                       --------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                   (132,576)      (21,982)         55,946         137,776           43,934
                                       --------------------------------------------------------------------------------
REALIZED/UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Net realized gains (losses) on
investment transactions                      (6,996,209)     (854,671)       (909,988)     (2,269,400)      (1,119,233)
Net increase from payment
    by adviser
for losses realized on the disposal
   of investments                               172,443            --              --              --               --
Net realized gains (losses)
   on foreign currency transactions             (15,260)       (1,257)             --        (120,321)        (154,008)
Net realized gains (losses)
    on futures transactions                          --            --              --              --         (401,099)
                                       --------------------------------------------------------------------------------
Net realized gains (losses)
   on investment, futures and
   foreign currency transactions             (6,839,026)     (855,928)       (909,988)     (2,389,721)      (1,674,340)
Net change in unrealized
   appreciation/depreciation
    on investments and
    translation of assets and
   liabilities denominated in
    foreign currencies                         (994,771)     (316,799)       (594,840)     (2,956,346)        (293,915)
                                       --------------------------------------------------------------------------------
Net realized/unrealized gains (losses)
    on investments, futures,
   and foreign currencies                    (7,833,797)   (1,172,727)     (1,504,828)     (5,346,067)      (1,968,255)
                                       --------------------------------------------------------------------------------
CHANGE IN NET ASSETS
    RESULTING FROM
    OPERATIONS                          $    (7,966,373)  $(1,194,709)  $  (1,448,882)  $  (5,208,291)  $   (1,924,321)
                                       ================================================================================

See  notes  to  financial  statements.

                                        93
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002


                                                            GARTMORE                        GARTMORE
                                            GARTMORE          GVIT          GARTMORE          GVIT          GARTMORE
                                              GVIT          INVESTOR          GVIT          INVESTOR          GVIT
                                            INVESTOR      DESTINATIONS      INVESTOR      DESTINATIONS      INVESTOR
                                          DESTINATIONS     MODERATELY     DESTINATIONS     MODERATELY     DESTINATIONS
                                           AGGRESSIVE      AGGRESSIVE       MODERATE      CONSERVATIVE    CONSERVATIVE
                                              FUND            FUND            FUND            FUND            FUND
                                        -------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income from affiliates        $          --   $      30,348   $     195,942   $     195,745   $     319,068
  Interest income                                    5              16              20              16              19
  Dividend income from affiliates              134,120         581,514       1,511,313       1,014,184       1,033,025
  Dividend income                               10,587          38,209              --              --              --
                                        -------------------------------------------------------------------------------
     Total Income                              144,712         650,087       1,707,275       1,209,945       1,352,112
                                        -------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                       9,565          34,531          74,686          44,759          45,578
  Distribution fees                             18,394          66,407         143,627          86,076          87,651
  Administrative servicing fees                 10,552          39,395          85,725          51,329          52,295
  Trustee fees                                     170             644           1,407             869             936
  Other                                          1,972           6,852          14,869           9,073           9,392
                                        -------------------------------------------------------------------------------
     Total Expenses                             40,653         147,829         320,314         192,106         195,852
                                        -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                   104,059         502,258       1,386,961       1,017,839       1,156,260
                                        -------------------------------------------------------------------------------
REALIZED/UNREALIZED
   GAINS (LOSSES) FROM
   INVESTMENTS:
Net realized gains (losses)
   on investment transactions
   with affiliates                            (943,789)     (1,614,891)     (1,445,625)     (1,085,997)       (611,879)
Realized gain distributions from
   underlying affiliated Funds                      74             855           3,283           2,649           2,502
                                        -------------------------------------------------------------------------------
Net realized gains (losses) on
   investment transactions                    (943,715)     (1,614,036)     (1,442,342)     (1,083,348)       (609,377)
Net change in unrealized appreciation/
   depreciation on investments                (398,149)     (2,496,954)     (3,330,743)       (230,171)        612,143
                                        -------------------------------------------------------------------------------
Net realized/unrealized gains
    (losses) on investments                 (1,341,864)     (4,110,990)     (4,773,085)     (1,313,519)          2,766
                                        -------------------------------------------------------------------------------
CHANGE IN NET ASSETS
   RESULTING FROM
   OPERATIONS                            $  (1,237,805)  $  (3,608,732)  $  (3,386,124)  $    (295,680)  $   1,159,026
                                        ===============================================================================

See  notes  to  financial  statements.

                                        94
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                GARTMORE GVIT       GARTMORE        GARTMORE GVIT
                                                                 U.S. GROWTH      GVIT GLOBAL      GLOBAL FINANCIAL
                                                                LEADERS FUND     UTILITIES FUND     SERVICES FUND
                                                               -----------------------------------------------------
INVESTMENT INCOME:
  Interest income                                              $        6,495   $         2,611   $           3,929
  Dividend income (net of foreign withholding
   tax of $0; $6,532 and $2,527; respectively)                         16,004            82,175              81,499
                                                               -----------------------------------------------------
     Total Income                                                      22,499            84,786              85,428
                                                               -----------------------------------------------------
EXPENSES:
  Investment advisory fees                                             43,696            23,520              43,474
  Fund administration fees                                              4,699             5,050               5,391
  Administrative servicing fees Class I Shares                             97                42                  54
  Administrative servicing fees Class III Shares                        3,263               679               2,493
  Professional fees                                                       381             1,717               3,319
  Trustees' fees                                                          155                97                 153
  Other fees                                                            1,135             1,430               1,910
                                                               -----------------------------------------------------
     Total expenses before waived or
    reimbursed expenses                                                53,426            32,535              56,794
  Expenses waived or reimbursed                                            --              (220)                 --
                                                               -----------------------------------------------------
     Total Expenses                                                    53,426            32,315              56,794
                                                               -----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (30,927)           52,471              28,634
                                                               -----------------------------------------------------
REALIZED/UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions             (1,545,307)         (857,354)           (306,076)
Net realized gains (losses) on foreign currency transactions               --           (17,592)            (52,368)
                                                               -----------------------------------------------------
Net realized gains (losses) on investment and
    foreign currency transactions                                  (1,545,307)         (874,946)           (358,444)
Net change in unrealized appreciation/depreciation
    on investments and translation of
   assets and liabilities denominated in foreign currencies           (13,076)           19,675              96,430
                                                               -----------------------------------------------------
Net realized/unrealized gains (losses)
   on investments and foreign currencies                           (1,558,383)         (855,271)           (262,014)
                                                               -----------------------------------------------------
CHANGE IN NET ASSETS RESULTING
    FROM OPERATIONS                                            $   (1,589,310)  $      (802,800)  $        (233,380)
                                                               =====================================================


See  notes  to  financial  statements.

                                        95
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                       GARTMORE                             GARTMORE
                                                                   GVIT TOTAL RETURN FUND                GVIT GROWTH FUND
                                                       -----------------------------------------    -------------------------------
                                                             YEAR ENDED             YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                            DECEMBER 31,           DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                                2002                   2001              2002            2001
                                                       ---------------------    -----------------   -------------   ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                          $            12,482,800   $      13,591,862   $     (76,863)  $    (420,430)
Net realized gains (losses) on investment
   transactions                                                  (111,414,770)       (280,643,359)    (76,317,671)   (233,717,877)
Net change in unrealized appreciation/depreciation
    on investments                                               (185,840,181)         25,402,860     (17,627,059)     67,251,751
                                                       ---------------------    -----------------   -------------   ---------------
     Change in net assets resulting from operations              (284,772,151)       (241,648,637)    (94,021,593)   (166,886,556)
                                                       ---------------------    -----------------   -------------   ---------------
Distributions to Class I shareholders from:
Net investment income                                             (12,476,633)        (13,598,692)             --              --
Net realized gains on investments                                          --         (48,216,247)             --              --
DISTRIBUTIONS TO CLASS II SHAREHOLDERS FROM:
Net investment income                                              (2,917) (a)                 --              --              --
DISTRIBUTIONS TO CLASS III SHAREHOLDERS FROM:
Net investment income                                              (1,658) (b)                 --              --              --
     Change in net assets from shareholder
                                                       ---------------------    -----------------   -------------   ---------------
   distributions                                                  (12,481,208)        (61,814,939)             --              --
                                                       ---------------------    -----------------   -------------   ---------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                       137,610,346         179,117,226      38,610,530     179,554,108
Dividends reinvested                                               12,476,666          61,814,834              --              --
Cost of shares redeemed                                          (277,487,007)       (274,910,844)    (95,047,514)   (267,119,375)
                                                       ---------------------    -----------------   -------------   ---------------
                                                                 (127,399,995)        (33,978,784)    (56,436,984)    (87,565,267)
                                                       ---------------------    -----------------   -------------   ---------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued                                        813,877 (a)                 --              --              --
Dividends reinvested                                                 2,917 (a)                 --              --              --
Cost of shares redeemed                                           (33,106) (a)                 --              --              --
                                                       ---------------------    -----------------   -------------   ---------------
                                                                      783,688                  --              --              --
                                                       ---------------------    -----------------   -------------   ---------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued                                        435,071 (b)                 --              --              --
Dividends reinvested                                                 1,658 (b)                 --              --              --
Cost of shares redeemed                                           (33,639) (b)                 --              --              --
                                                       ---------------------    -----------------   -------------   ---------------
                                                                      403,090                  --              --              --
                                                       ---------------------    -----------------   -------------   ---------------
     Change in net assets from capital transactions              (126,213,217)        (33,978,784)    (56,436,984)    (87,565,267)
                                                       ---------------------    -----------------   -------------   ---------------
Change in net assets                                             (423,466,576)       (337,442,360)   (150,458,577)   (254,451,823)
NET ASSETS:
     Beginning of period                                        1,677,316,231       2,014,758,591     352,147,497     606,599,320
                                                       ---------------------    -----------------   -------------   ---------------
     End of period                                    $         1,253,849,655   $   1,677,316,231   $ 201,688,920   $ 352,147,497
                                                       ======================   =================   =============   ===============
CLASS I SHARE TRANSACTIONS:
Issued                                                             14,947,244          17,164,620       4,347,905      15,753,591
Reinvested                                                          1,458,099           6,341,753              --              --
Redeemed                                                          (31,410,086)        (26,903,563)    (10,907,126)    (23,686,218)
                                                       ---------------------    -----------------   -------------   ---------------
                                                                  (15,004,743)         (3,397,190)     (6,559,221)     (7,932,627)
                                                       ---------------------    -----------------   -------------   ---------------
CLASS II SHARE TRANSACTIONS:
Issued                                                             98,179  (a)                 --              --              --
Reinvested                                                            366  (a)                 --              --              --
Redeemed                                                           (4,086) (a)                 --              --              --
                                                       ---------------------    -----------------   -------------   ---------------
                                                                       94,459                  --              --              --
                                                       ---------------------    -----------------   -------------   ---------------
CLASS III SHARE TRANSACTIONS:
Issued                                                             52,954  (b)                 --              --              --
Reinvested                                                            206  (b)                 --              --              --
Redeemed                                                           (4,007) (b)                 --              --              --
                                                       ---------------------    -----------------   -------------   ---------------
                                                                       49,153                  --              --              --
                                                       ---------------------    -----------------   -------------   ---------------
-----------------------------------------------------------------------------------------------------------------------------------


(a) For the period from July 11, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
See  notes  to  financial  statements.


                                        96
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                     GARTMORE GVIT                                  GVIT
                                                  GOVERNMENT BOND FUND                       SMALL COMPANY FUND
                                       -----------------------------------------    -------------------------------
                                             YEAR ENDED             YEAR ENDED         YEAR ENDED       YEAR ENDED
                                            DECEMBER 31,           DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
                                                2002                   2001               2002             2001
                                       ---------------------    -----------------   -------------   ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)           $          74,038,513   $        57,187,706   $   (2,217,644)  $     119,708
Net realized gains (losses) on
   investment and foreign
   currency transactions                          16,994,408            14,905,713      (48,480,330)    (14,251,308)
Net change in unrealized
   appreciation/depreciation
   on investments and
   translation of assets and
   liabilities denominated
   in foreign currencies                          77,111,343            (1,130,246)     (77,409,137)    (43,188,521)
                                       ---------------------    -----------------   -------------   ---------------
      Change in net assets resulting
        from operations                          168,144,264            70,963,173     (128,107,111)    (57,320,121)
                                       ---------------------    -----------------   -------------   ---------------
DISTRIBUTIONS TO CLASS I
   SHAREHOLDERS FROM:
Net investment income                            (74,073,271)          (57,147,653)              --              --
Net realized gains on investments                (15,377,853)           (1,752,418)              --              --
Tax return of capital                                     --                    --               --        (808,321)
DISTRIBUTIONS TO CLASS II
   SHAREHOLDERS FROM:
Net investment income                           (143,034) (a)                   --               --              --
Net realized gains on investments                (70,633) (a)                   --               --              --
DISTRIBUTIONS TO CLASS III
   SHAREHOLDERS FROM:
Net investment income                            (97,299) (b)                   --               --              --
Net realized gains on investments                (53,766) (b)                   --               --              --
                                       ---------------------    -----------------   -------------   ---------------
     Change in net assets from
       shareholder distributions                 (89,815,856)          (58,900,071)              --        (808,321)
                                       ---------------------    -----------------   -------------   ---------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                      981,386,422           790,703,419      376,772,376     666,123,175
Dividends reinvested                              89,450,902            58,900,116               --         808,314
Cost of shares redeemed                         (468,295,642)         (426,977,705)    (430,466,599)   (655,941,680)
                                       ---------------------    -----------------   -------------   ---------------
                                                 602,541,682           422,625,830      (53,694,223)     10,989,809
                                       ---------------------    -----------------   -------------   ---------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued                    9,956,335  (a)                   --    2,603,105  (c)             --
Dividends reinvested                             213,666  (a)                   --               --              --
Cost of shares redeemed                          (35,178) (a)                   --     (111,650) (c)             --
                                       ---------------------    -----------------   -------------   ---------------
                                                  10,134,823                    --        2,491,455              --
                                       ---------------------    -----------------   -------------   ---------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued                    8,679,378  (b)                   --           57,955              --
Dividends reinvested                             151,064  (b)                   --               --              --
Cost of shares redeemed                       (1,252,341) (b)                   --           (4,147)             --
                                       ---------------------    -----------------   -------------   ---------------
                                                   7,578,101                    --           53,808              --
                                       ---------------------    -----------------   -------------   ---------------
     Change in net assets from
       capital transactions                      620,254,606           422,625,830      (51,148,960)     10,989,809
                                       ---------------------    -----------------   -------------   ---------------
Change in net assets                             698,583,014           434,688,932     (179,256,071)    (47,138,633)
NET ASSETS:
     Beginning of period                       1,301,828,236           867,139,304      743,468,303     790,606,936
                                       ---------------------    -----------------   -------------   ---------------
     End of period                     $       2,000,411,250   $     1,301,828,236   $  564,212,232   $ 743,468,303
                                       =====================    ==================   ==============  ==============
CLASS I SHARE TRANSACTIONS:
Issued                                            81,360,454            67,260,273       21,316,931      35,553,490
Reinvested                                         7,411,670             5,058,526               --          41,817
Redeemed                                         (38,878,138)          (36,481,744)     (24,749,334)    (35,237,214)
                                       ---------------------    -----------------   -------------   ---------------
                                                  49,893,986            35,837,055       (3,432,403)        358,093
                                       ---------------------    -----------------   -------------   ---------------
CLASS II SHARE TRANSACTIONS:
Issued                                           810,181  (a)                   --      158,204  (c)             --
Reinvested                                        17,383  (a)                   --               --              --
Redeemed                                          (2,883) (a)                   --       (7,123) (c)             --
                                       ---------------------    -----------------   -------------   ---------------
                                                    824,681                    --          151,081              --
                                       ---------------------    -----------------   -------------   ---------------
CLASS III SHARE TRANSACTIONS:
Issued                                           711,849  (b)                   --            3,599              --
Reinvested                                        12,295  (b)                   --               --              --
Redeemed                                        (102,942) (b)                   --             (271)             --
                                       ---------------------    -----------------   -------------   ---------------
                                                     621,202                    --            3,328              --
                                       ---------------------    -----------------   -------------   ---------------

----------------------------------------------------------------------------
(a) For the period from July 8, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 20, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from March 5, 2002 (commencement of operations) through December 31, 2002.
See  notes  to  financial  statements.

                                        97
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS





                                               GARTMORE GVIT                             GARTMORE GVIT
                                             MONEY MARKET FUND                        MONEY MARKET FUND II
                                    -----------------------------------------    --------------------------------

                                        YEAR ENDED             YEAR ENDED          YEAR ENDED     PERIOD ENDED
                                       DECEMBER 31,           DECEMBER 31,        DECEMBER 31,    DECEMBER 31,
                                           2002                   2001                2002          2001 (A)
                                    -------------------   --------------------   --------------  ----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income               $       34,554,789   $          89,371,882   $     400,151   $      66,793
Net realized gains (losses) on
investment transactions                         (5,268)                 36,943             (39)             --
                                    -------------------   --------------------   --------------  --------------
    Change in net assets resulting
   from operations                          34,549,521              89,408,825         400,112          66,793
                                    -------------------   --------------------   --------------  --------------
DISTRIBUTIONS TO CLASS I
   SHAREHOLDERS FROM*:
Net investment income                      (34,104,582)            (89,371,882)       (400,151)        (66,793)
DISTRIBUTIONS TO CLASS V
   SHAREHOLDERS FROM:
Net investment income                     (450,207) (b)                     --              --              --
                                    -------------------   --------------------   --------------  --------------
     Change in net assets from
       shareholder distributions           (34,554,789)            (89,371,882)       (400,151)        (66,793)
                                    -------------------   --------------------   --------------  --------------
CLASS I CAPITAL TRANSACTIONS*:
Proceeds from shares issued              9,878,027,628          14,389,751,754     456,253,029      49,509,243
Dividends reinvested                        35,997,623              96,516,742         394,299          48,962
Cost of shares redeemed                (10,346,590,868)        (13,599,873,998)   (384,016,848)    (12,147,448)
                                    -------------------   --------------------   --------------  --------------
                                          (432,565,617)            886,394,498      72,630,480      37,410,757
                                    -------------------   --------------------   --------------  --------------
CLASS V CAPITAL TRANSACTIONS:
Proceeds from shares issued            340,292,608  (b)                     --              --              --
Dividends reinvested                       199,194  (b)                     --              --              --
Cost of shares redeemed                (15,542,238) (b)                     --              --              --
                                    -------------------   --------------------   --------------  --------------
                                           324,949,564                      --              --              --
                                    -------------------   --------------------   --------------  --------------
     Change in net assets from
        capital transactions              (107,616,053)            886,394,498      72,630,480      37,410,757
                                    -------------------   --------------------   --------------  --------------
Change in net assets                      (107,621,321)            886,431,441      72,630,441      37,410,757
NET ASSETS:
     Beginning of period                 2,869,353,760           1,982,922,319      37,410,757              --
                                    -------------------   --------------------   --------------  --------------
     End of period                  $    2,761,732,439    $      2,869,353,760   $ 110,041,198   $  37,410,757
                                    ===================   ====================   =============   ==============
CLASS I SHARE TRANSACTIONS*:
Issued                                   9,878,027,627          14,389,751,753     456,253,028      49,509,243
Reinvested                                  35,997,623              96,516,742         394,299          48,962
Redeemed                               (10,346,590,868)        (13,599,873,998)   (384,016,847)    (12,147,448)
                                    -------------------   --------------------   --------------  --------------
                                          (432,565,618)            886,394,497      72,630,480      37,410,757
                                    -------------------   --------------------   --------------  --------------
CLASS V SHARE TRANSACTIONS:
Issued                                 340,292,608  (b)                     --              --              --
Reinvested                                 199,194  (b)                     --              --              --
Redeemed                               (15,542,238) (b)                     --              --              --
                                    -------------------   --------------------   --------------  --------------
                                           324,949,564                      --              --              --
                                    -------------------   --------------------   --------------  --------------

---------------------------------------------------------------------------

*    Gartmore  GVIT  Money  Market  Fund  II  shares  have no class designation.
(a) For the period from October 2, 2001 (commencement of operations) through December 31, 2001.
(b) For the period from October 21, 2002 (commencement of operations) through December 31, 2002.
See  notes  to  financial  statements.

                                        98
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS





                                       J.P.  MORGAN                   STRONG  GVIT                       NATIONWIDE  GVIT
                                     GVIT  BALANCED  FUND           MID  CAP  GROWTH  FUND           STRATEGIC  VALUE  FUND
                                 ----------------------------    -----------------------------   ------------------------------
                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                     2002            2001            2002            2001            2002            2001
                                 -------------   -------------    -------------   -------------   ------------    -------------
FROM INVESTMENT
   ACTIVITIES:
OPERATIONS:
Net investment income
   (loss)                       $   3,288,111   $   3,083,978   $  (1,112,845)  $  (1,040,513)  $       5,478   $     114,631
Net realized gains
   (losses) on
    investment, futures
    and options transactions      (14,719,903)     (7,545,961)    (54,838,935)    (81,922,921)     (3,431,912)        336,408
Net change in unrealized
   appreciation/depreciation
  on investments and futures       (8,664,456)       (319,788)    (10,090,079)      6,901,207      (2,062,489)     (1,578,586)
     Change in net assets
                                 -------------   -------------    -------------   -------------   ------------    -------------
    Resulting from operations     (20,096,248)     (4,781,771)    (66,041,859)    (76,062,227)     (5,488,923)     (1,127,547)
                                 -------------   -------------    -------------   -------------   ------------    -------------
DISTRIBUTIONS TO CLASS I
    SHAREHOLDERS FROM:
Net investment income              (3,279,433)     (3,094,516)             --              --          (5,455)       (115,844)
Net realized gains
   on investments                          --              --              --              --              --         (33,887)
                                 -------------   -------------    -------------   -------------   ------------    -------------
     Change in net assets
      from shareholder
    distributions                  (3,279,433)     (3,094,516)             --              --          (5,455)       (149,731)
                                 -------------   -------------    -------------   -------------   ------------    -------------
CLASS I CAPITAL
   TRANSACTIONS:
Proceeds from
   shares issued                   33,511,764      51,050,524     105,773,440     223,463,016       2,809,971      15,479,456
Dividends reinvested                3,279,436       3,094,520              --              --           5,455         149,728
Cost of shares redeemed           (16,001,673)     (8,970,461)   (116,781,538)   (222,882,070)     (6,500,641)    (17,884,444)
                                 -------------   -------------    -------------   -------------   ------------    -------------
                                   20,789,527      45,174,583     (11,008,098)        580,946      (3,685,215)     (2,255,260)
                                 -------------   -------------    -------------   -------------   ------------    -------------
CLASS III CAPITAL
   TRANSACTIONS:
Proceeds from
   shares issued                           --              --       50,633 (a)             --              --              --
Cost of shares
   redeemed                                --              --        (108) (a)             --              --              --
                                 -------------   -------------    -------------   -------------   ------------    -------------
                                           --              --          50,525              --              --              --
                                 -------------   -------------    -------------   -------------   ------------    -------------
     Change in net assets
        from capital
        transactions               20,789,527      45,174,583     (10,957,573)        580,946      (3,685,215)     (2,255,260)
                                 -------------   -------------    -------------   -------------   ------------    -------------
Change in net assets               (2,586,154)     37,298,296     (76,999,432)    (75,481,281)     (9,179,593)     (3,532,538)
NET ASSETS:
     Beginning of period          149,875,139     112,576,843     169,322,618     244,803,899      22,739,408      26,271,946
                                 -------------   -------------    -------------   -------------   ------------    -------------
     End of period              $ 147,288,985   $ 149,875,139   $  92,323,186   $ 169,322,618   $  13,559,815   $  22,739,408
                                ==============  =============   =============   =============   =============   ==============
CLASS I SHARE
   TRANSACTIONS:
Issued                              3,861,150       5,300,153      11,436,177      16,330,111         329,020       1,559,546
Reinvested                            392,585         332,961              --              --             762          16,552
Redeemed                           (1,927,041)       (957,063)    (13,402,631)    (16,444,825)       (802,833)     (1,835,659)
                                 -------------   -------------    -------------   -------------   ------------    -------------
                                    2,326,694       4,676,051      (1,966,454)       (114,714)       (473,051)       (259,561)
                                 -------------   -------------    -------------   -------------   ------------    -------------
CLASS III SHARE
   TRANSACTIONS
Issued                                     --              --       6,512  (a)             --              --              --
Redeemed                                   --              --         (15) (a)             --              --              --
                                 -------------   -------------    -------------   -------------   ------------    -------------
                                           --              --       6,497                  --              --              --
                                 -------------   -------------    -------------   -------------   ------------    -------------

----------------------------------------------------------------------------
(a) For the period from July 1, 2002 (commencement of operations) through December 31, 2002.
See  notes  to  financial  statements.

                                        99
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                  COMSTOCK                                FEDERATED GVIT
                                                GVIT VALUE FUND                        HIGH INCOME BOND FUND
                                      -----------------------------------------   --------------------------------
                                         YEAR ENDED            YEAR ENDED           YEAR ENDED      YEAR ENDED
                                        DECEMBER 31,          DECEMBER 31,         DECEMBER 31,    DECEMBER 31,
                                            2002                  2001                 2002            2001
                                      ----------------    ---------------------  --------------    ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)          $        594,225   $              776,454   $  12,104,412   $   9,846,954
Net realized gains (losses)
   on investment,
   futures and options transactions        (13,926,705)              (6,495,227)     (9,438,861)     (8,710,227)
Net change in unrealized
   appreciation/depreciation
    on investments                             522,771               (1,731,839)      1,760,670       1,281,976
                                      ----------------          ---------------  -------------     ------------
     Change in net assets resulting
       from operations                     (12,809,709)              (7,450,612)      4,426,221       2,418,703
                                      ----------------          ---------------  -------------     ------------
DISTRIBUTIONS TO CLASS I
   SHAREHOLDERS FROM:
Net investment income                         (607,204)                (782,326)    (12,077,873)     (9,846,974)
                                      ----------------          ---------------  -------------     ------------
     Change in net assets from
        shareholder distributions             (607,204)                (782,326)    (12,077,873)     (9,846,974)
                                      ----------------          ---------------  -------------     ------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                 30,593,748               25,733,158     132,393,865      85,265,277
Dividends reinvested                           607,206                  782,322      12,077,888       9,846,978
Cost of shares redeemed                    (31,208,642)             (21,385,419)    (88,108,577)    (52,293,358)
                                      ----------------          ---------------  -------------     ------------
     Change in net assets
        from capital transactions               (7,688)               5,130,061      56,363,176      42,818,897
                                      ----------------          ---------------  -------------     ------------
Change in net assets                       (13,424,601)              (3,102,877)     48,711,524      35,390,626
NET ASSETS:
   Beginning of period                      52,848,250               55,951,127     114,021,721      78,631,095
                                      ----------------          ---------------  -------------     ------------
   End of period                      $     39,423,649            $  52,848,250   $ 162,733,245    $114,021,721
                                      ================          ===============  ==============    ============
CLASS I SHARE TRANSACTIONS:
Issued                                       3,911,863                2,328,114      18,159,360      10,811,171
Reinvested                                      71,697                   75,888       1,681,418       1,306,629
Redeemed                                    (3,926,471)              (1,981,176)    (12,128,179)     (6,755,672)
                                      ----------------          ---------------  -------------     ------------
                                                57,089                  422,826       7,712,599       5,362,128
                                      ----------------          ---------------  -------------     ------------

----------------------------------------------------------------------------

See  notes  to  financial  statements.

                                        100
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS




                                                     MAS GVIT                                     GVIT
                                                MULTI SECTOR BOND FUND                   SMALL CAP VALUE FUND
                                        ----------------------------------------  ---------------------------------
                                            YEAR ENDED            YEAR ENDED          YEAR ENDED       YEAR ENDED
                                           DECEMBER 31,          DECEMBER 31,        DECEMBER 31,     DECEMBER 31,
                                               2002                  2001                2002             2001
                                        -----------------      ------------------  --------------   ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)            $       8,685,225      $       9,418,715   $       56,128   $     174,803
Net realized gains (losses)
   on investment, futures
   and foreign currency
   transactions                                (4,017,056)             2,619,916     (104,033,638)     44,610,414
Net change in unrealized
   appreciation/depreciation on
investments, futures
    and translation
   of assets and liabilities
denominated in
   foreign currencies                           8,153,719              (5,871,379)    (104,846,114)     40,320,059
                                        -----------------      ------------------  --------------   ---------------
    Change in net
    assets resulting
   from operations                             12,821,888               6,167,252     (208,823,624)     85,105,276
                                        -----------------      ------------------  --------------   ---------------
DISTRIBUTIONS TO CLASS I
   SHAREHOLDERS FROM:
Net investment income                         (10,400,483)             (8,986,443)         (53,460)       (175,268)
Net realized gain
   on investments                                      --                      --      (15,376,195)    (47,501,737)
DISTRIBUTIONS TO CLASS II
   SHAREHOLDERS FROM:
Net realized gains
   on investments                                      --                      --       (5,349) (a)             --
DISTRIBUTIONS TO CLASS III
   SHAREHOLDERS FROM:
Net investment income                                  --                      --          (25) (b)             --
Net realized gains
    on investments                                     --                      --          (70) (b)             --
                                        -----------------      ------------------  --------------   ---------------
     Change in net assets from
      shareholder distributions               (10,400,483)             (8,986,443)     (15,435,099)    (47,677,005)
                                        -----------------      ------------------  --------------   ---------------
CLASS I CAPITAL
   TRANSACTIONS:
Proceeds from shares issued                   123,291,779             102,863,442      344,989,197     896,074,611
Dividends reinvested                           10,400,484               8,986,449       15,429,655      47,677,013
Cost of shares redeemed                      (104,157,671)            (63,933,654)    (366,908,980)   (563,429,527)
                                        -----------------      ------------------  --------------   ---------------
                                               29,534,592              47,916,237       (6,490,128)    380,322,097
                                        -----------------      ------------------  --------------   ---------------
CLASS II CAPITAL
   TRANSACTIONS:
Proceeds from shares issued                            --                      --    1,686,153  (a)             --
Dividends reinvested                                   --                      --         5,349 (a)             --
Cost of shares redeemed                                --                      --     (167,141) (a)             --
                                        -----------------      ------------------  --------------   ---------------
                                                       --                      --        1,524,361              --
                                        -----------------      ------------------  --------------   ---------------
CLASS III CAPITAL
   TRANSACTIONS:
Proceeds from shares issued                            --                      --       75,624  (b)             --
Dividends reinvested                                   --                      --            95 (b)             --
Cost of shares redeemed                                --                      --      (11,842) (b)             --
                                        -----------------      ------------------  --------------   ---------------
                                                       --                      --           63,877              --
                                        -----------------      ------------------  --------------   ---------------
     Change in net assets from
      capital transactions                     29,534,592              47,916,237       (4,901,890)    380,322,097
                                        -----------------      ------------------  --------------   ---------------
Change in net assets                           31,955,997              45,097,046     (229,160,613)    417,750,368
NET ASSETS:
     Beginning of period                      177,323,657             132,226,611      697,860,346     280,109,978
                                        -----------------      ------------------  --------------   ---------------
     End of period                      $     209,279,654      $      177,323,657   $  468,699,733   $ 697,860,346
                                        =================      ==================  ===============  ===============
CLASS I SHARE
   TRANSACTIONS:
Issued                                         13,414,020              11,062,527       37,449,189      84,535,061
Reinvested                                      1,142,155                 984,952        1,740,829       4,604,727
Redeemed                                      (11,400,171)             (6,886,317)     (43,216,498)    (53,969,101)
                                        -----------------      ------------------  --------------   ---------------
                                                3,156,004               5,161,162       (4,026,480)     35,170,687
                                        -----------------      ------------------  --------------   ---------------
CLASS II SHARE
   TRANSACTIONS:
Issued                                                 --                      --      221,957  (a)             --
Reinvested                                             --                      --          603  (a)             --
Redeemed                                               --                      --      (22,860) (a)             --
                                        -----------------      ------------------  --------------   ---------------
                                                       --                      --          199,700              --
                                        -----------------      ------------------  --------------   ---------------
CLASS III SHARE
   TRANSACTIONS:
Issued                                                 --                      --        9,912  (b)             --
Reinvested                                             --                      --           11  (b)             --
Redeemed                                               --                      --       (1,412) (b)             --
                                        -----------------      ------------------  --------------   ---------------
                                                       --                      --            8,511              --
                                        -----------------      ------------------  --------------   ---------------

----------------------------------------------------------------------------

(a) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 3, 2002 (commencement of operations) through December 31, 2002.
See  notes  to  financial  statements.

                                        101
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                  GVIT SMALL CAP                       GARTMORE GVIT
                                                    GROWTH FUND                     WORLDWIDE LEADERS FUND
                                    -----------------------------------------  --------------------------------
                                       YEAR ENDED            YEAR ENDED           YEAR ENDED      YEAR ENDED
                                      DECEMBER 31,          DECEMBER 31,         DECEMBER 31,    DECEMBER 31,
                                          2002                  2001                 2002            2001
                                    ---------------       -------------------  --------------   ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)        $    (1,193,130)      $         (689,369)  $     134,526   $     491,093
Net realized gains (losses)
    on investment, futures and
foreign currency transactions           (30,548,275)              (24,882,086)     (9,332,279)    (16,819,203)
Net change in unrealized
   appreciation/depreciation on
   investments and translation
   of assets and liabilities
   denominated in
   foreign currencies                   (17,877,984)               14,242,709         921,975       1,087,089
                                    ---------------       -------------------  --------------   ---------------
   Change in net assets resulting
     from operations                    (49,619,389)              (11,328,746)     (8,275,778)    (15,241,021)
                                    ---------------       -------------------  --------------   ---------------
DISTRIBUTIONS TO CLASS I
   SHAREHOLDERS FROM:
Net investment income                            --                        --        (542,428)     (1,342,248)
Tax return of capital                            --                        --        (177,521)             --
                                    ---------------       -------------------  --------------   ---------------
     Change in net assets from
       shareholder distributions                 --                        --        (719,949)     (1,342,248)
                                    ---------------       -------------------  --------------   ---------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued             148,054,453               202,135,105     211,434,949     126,889,243
Dividends reinvested                             --                        --         719,948       1,342,243
Cost of shares redeemed                (142,270,002)             (140,715,719)   (247,161,392)   (122,538,635)
                                    ---------------       -------------------  --------------   ---------------
                                          5,784,451                61,419,386     (35,006,495)      5,692,851
                                    ---------------       -------------------  --------------   ---------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued            2,258,083 (a)                       --              --              --
Cost of shares redeemed                (450,131) (a)                       --              --              --
                                    ---------------       -------------------  --------------   ---------------
                                          1,807,952                        --              --              --
                                    ---------------       -------------------  --------------   ---------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued              88,971  (b)                       --              --              --
Cost of shares redeemed                 (66,742) (b)                       --              --              --
                                    ---------------       -------------------  --------------   ---------------
                                             22,229                        --              --              --
                                    ---------------       -------------------  --------------   ---------------
     Change in net assets fro
       capital transactions               7,614,632                61,419,386     (35,006,495)      5,692,851
                                    ---------------       -------------------  --------------   ---------------
Change in net assets                    (42,004,757)               50,090,640     (44,002,222)    (10,890,418)
NET ASSETS:
   Beginning of period                  143,982,055                93,891,415      70,468,756      81,359,174
                                    ---------------       -------------------  --------------   ---------------
     End of period                  $   101,977,298       $      143,982,055   $  26,466,534    $  70,468,756
                                    ===============       ==================   =============    ===============
CLASS I SHARE TRANSACTIONS:
Issued                                   12,985,558                14,032,634      26,693,136      12,838,125
Reinvested                                       --                        --          80,083         140,905
Redeemed                                (12,545,395)               (9,871,106)    (30,506,179)    (12,364,020)
                                    ---------------       -------------------  --------------   ---------------
                                            440,163                 4,161,528      (3,732,960)        615,010
                                    ---------------       -------------------  --------------   ---------------
CLASS II SHARE TRANSACTIONS:
Issued                                  215,755  (a)                       --              --              --
Redeemed                                (44,319) (a)                       --              --              --
                                    ---------------       -------------------  --------------   ---------------
                                        171,436                            --              --              --
                                    ---------------       -------------------  --------------   ---------------
CLASS III SHARE TRANSACTIONS:
Issued                                    8,895  (b)                       --              --              --
Redeemed                                 (7,077) (b)                       --              --              --
                                    ---------------       -------------------  --------------   ---------------
                                          1,818                            --              --              --
                                    ---------------       -------------------  --------------   ---------------

----------------------------------------------------------------------------

(a) For the period from March 7, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from July 5, 2002 (commencement of operations) through December 31, 2002.
See  notes  to  financial  statements.

                                        102
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS




                                                   DREYFUS GVIT                            TURNER GVIT
                                                MID CAP INDEX FUND                       GROWTH FOCUS FUND
                                      ----------------------------------------   --------------------------------
                                           YEAR ENDED           YEAR ENDED          YEAR ENDED       YEAR ENDED
                                          DECEMBER 31,         DECEMBER 31,        DECEMBER 31,     DECEMBER 31,
                                              2002                 2001                2002             2001
                                      --------------------     ---------------     --------------   -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)          $         1,110,204      $     1,012,537    $      (56,055)  $     (81,764)
Net realized gains (losses) on
   investment and
   futures transactions                        (6,179,491)          (1,442,687)       (4,944,191)     (6,393,477)
Net change in unrealized
   appreciation /depreciation on
   investments and futures                    (52,601,723)          (3,078,702)         (598,268)        734,728
                                      --------------------     ---------------    ---------------   -------------
     Change in net assets resulting
      from operations                         (57,671,010)          (3,508,852)       (5,598,514)     (5,740,513)
                                      --------------------     ---------------    ---------------   -------------
DISTRIBUTIONS TO CLASS I
   SHAREHOLDERS FROM:
Net investment income                          (1,105,007)          (1,023,189)               --              --
Net realized gains on investments              (2,522,109)          (2,131,821)               --              --
DISTRIBUTIONS TO CLASS II
    SHAREHOLDERS FROM:
Net investment income                          (1,811) (a)                  --                --              --
Net realized gains on investments              (6,271) (a)                  --                --              --
                                      --------------------     ---------------    ---------------   -------------
     Change in net assets from
        shareholder distributions              (3,635,198)          (3,155,010)               --              --
                                      --------------------     ---------------    ---------------   -------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                   237,253,602          247,590,373        18,111,076      83,538,384
Dividends reinvested                            3,627,118            3,155,005                --              --
Cost of shares redeemed                      (151,261,627)        (131,808,294)      (21,949,674)    (70,283,924)
                                      --------------------     ---------------    ----------------   -------------
                                               89,619,093          118,937,084        (3,838,598)     13,254,460
                                      --------------------     ---------------    ----------------   -------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued                 1,875,383  (a)                  --                --              --
Dividends reinvested                            8,082  (a)                  --                --              --
Cost of shares redeemed                      (617,601) (a)                  --                --              --
                                      --------------------     ---------------    ---------------   -------------
                                                1,265,864                   --                --              --
                                      --------------------     ---------------    ---------------   -------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued                            --                   --     4,602,518  (b)             --
Cost of shares redeemed                                --                   --    (1,835,421) (b)             --
                                      --------------------     ---------------    ---------------   -------------
                                                       --                   --         2,767,097              --
                                      --------------------     ---------------    ---------------   -------------
     Change in net assets from
       capital transactions                    90,884,957          118,937,084        (1,071,501)     13,254,460
                                      --------------------     ---------------   ----------------   -------------
Change in net assets                           29,578,749          112,273,222        (6,670,015)      7,513,947
NET ASSETS:
   Beginning of period                        257,623,106          145,349,884        13,043,522       5,529,575
                                      --------------------     ---------------   ---------------   -------------
   End of period                      $       287,201,855      $   257,623,106   $     6,373,507   $  13,043,522
                                      ===================      ===============   ===============  ==============
CLASS I SHARE TRANSACTIONS:
Issued                                         18,397,887           18,826,911         5,506,967      20,325,447
Reinvested                                        312,071              250,108                --              --
Redeemed                                      (12,319,387)         (10,241,313)       (7,218,865)    (17,671,808)
                                      --------------------     ---------------   ---------------   -------------
                                                6,390,571            8,835,706        (1,711,898)      2,653,639
                                      --------------------     ---------------   ---------------   -------------
CLASS II SHARE TRANSACTIONS:
Issued                                        166,313  (a)                  --                --              --
Reinvested                                        734  (a)                  --                --              --
Redeemed                                      (55,128) (a)                  --                --              --
                                      --------------------     ---------------   ---------------   -------------
                                              111,919                       --                --              --
                                      --------------------     ---------------   ---------------   -------------
CLASS III SHARE TRANSACTIONS:
Issued                                                 --                   --     1,989,106  (b)             --
Redeemed                                               --                   --      (807,183) (b)             --
                                      --------------------     ---------------   ---------------   -------------
                                                       --                   --     1,181,923                  --
                                      --------------------     ---------------   ---------------   -------------

----------------------------------------------------------------------------

(a) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
See  notes  to  financial  statements.

                                        103
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS





                                      GARTMORE  GVIT                                                    GARTMORE  GVIT
                                    GLOBAL  TECHNOLOGY              GARTMORE  GVIT                        NATIONWIDE
                                 AND  COMMUNICATIONS  FUND      GLOBAL HEALTH SCIENCES FUND              LEADERS FUND
                             --------------------------------  ------------------------------   -----------------------------
                                 YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    2002             2001            2002            2001            2002          2001 (A)
                             ----------------   -------------  ---------------  -------------   -------------   --------------
FROM INVESTMENT
   ACTIVITIES:
OPERATIONS:
Net investment income
   (loss)                     $      (132,576)  $    (117,828)  $     (21,982)  $      (7,598)  $      55,946   $         (64)
Net realized gains
   (losses) on
   investment
   and foreign currency
   transactions                    (6,839,026)     (7,970,560)       (855,928)        (96,189)       (909,988)             --
Net change in
   unrealized appreciation/
   depreciation
   on investments
   and translation of
   assets and liabilities
   denominated
    in foreign currencies            (994,771)      1,300,454        (316,799)        185,797        (594,840)          8,255
                             ----------------   -------------  ---------------  -------------   -------------   --------------
     Change in net
         assets resulting
         from operations           (7,966,373)     (6,787,934)     (1,194,709)         82,010      (1,448,882)          8,191
                             ----------------   -------------  ---------------  -------------   -------------   --------------
DISTRIBUTIONS TO CLASS I
   SHAREHOLDERS FROM:
Net investment income                      --              --              --              --      (1,492) (d)             --
Tax return of capital                 (80,814)             --              --          (4,074)             --              --
DISTRIBUTIONS TO CLASS III
   SHAREHOLDERS FROM:
Net investment income                      --              --              --              --         (54,439)             --
Tax return of capital              (8,546) (b)             --              --              --              --              --
                             ----------------   -------------  ---------------  -------------   -------------   --------------
     Change in net assets
        From shareholder
       distributions                  (89,360)             --              --          (4,074)        (55,931)             --
                             ----------------   -------------  ---------------  -------------   -------------   --------------
CLASS I CAPITAL
   TRANSACTIONS:
Proceeds from
   shares issued                   26,060,996      63,390,989     945,373  (c)             --     457,610  (d)             --
Dividends reinvested                   80,814              --              --           4,074       1,492  (d)             --
Cost of shares redeemed           (26,710,740)    (53,145,363)   (555,108) (c)     (2,548,631)   (184,367) (d)             --
                             ----------------   -------------  ---------------  -------------   -------------   --------------
                                     (568,930)     10,245,626     390,265          (2,544,557)    274,735                  --
                             ----------------   -------------  ---------------  -------------   -------------   --------------
CLASS III CAPITAL
   TRANSACTIONS:
Proceeds from
   shares issued                8,258,729  (b)             --      13,278,701       2,548,631      17,840,102       1,000,000
Dividends reinvested                8,546  (b)             --              --              --          54,439              --
Cost of shares redeemed        (1,614,585) (b)             --      (2,991,820)             --      (8,962,652)             --
                             ----------------   -------------  ---------------  -------------   -------------   --------------
                                6,652,690                  --      10,286,881       2,548,631       8,931,889       1,000,000
                             ----------------   -------------  ---------------  -------------   -------------   --------------
     Change in net assets
       from capital
       transactions                 6,083,760      10,245,626      10,677,146           4,074       9,206,624       1,000,000
                             ----------------   -------------  ---------------  -------------   -------------   --------------
Change in net assets               (1,971,973)      3,457,692       9,482,437          82,010       7,701,811       1,008,191
NET ASSETS:
    Beginning of period            15,584,536      12,126,844       2,539,728       2,457,718       1,008,191              --
                             ----------------   -------------  ---------------  -------------   -------------   --------------
    End of period             $    13,612,563   $  15,584,536   $  12,022,165   $   2,539,728   $   8,710,002   $   1,008,191
                              ===============   =============  ==============   =============   =============   ==============
CLASS I SHARE
   TRANSACTIONS:
Issued                              6,869,198      13,150,024     111,085  (c)             --      44,861  (d)             --
Reinvested                             28,759              --              --             499         160  (d)             --
Redeemed                           (7,345,704)    (11,096,501)    (65,970) (c)       (250,499)    (18,895) (d)             --
                             ----------------   -------------  ---------------  -------------   -------------   --------------
                                     (447,747)      2,053,523          45,115        (250,000)         26,126              --
                             ----------------   -------------  ---------------  -------------   -------------   --------------
CLASS III SHARE
   TRANSACTIONS:
Issued                          3,041,352  (b)             --       1,515,772         250,499       1,711,166         100,000
Reinvested                          3,030  (b)             --              --              --           5,670              --
Redeemed                         (633,138) (b)             --        (345,882)             --        (920,452)             --
                             ----------------   -------------  ---------------  -------------   -------------   --------------
                                2,411,244                  --       1,169,890         250,499         796,384         100,000
                             ----------------   -------------  ---------------  -------------   -------------   --------------

----------------------------------------------------------------------------

(a) For the period from December 18, 2001 (commencement of operations) through December 31, 2001.
(b) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from May 9, 2002 (commencement of operations) through December 31, 2002.
See  notes  to  financial  statements.

                                        104
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                             GARTMORE GVIT                           GARTMORE GVIT
                                                         EMERGING MARKETS FUND                 INTERNATIONAL GROWTH FUND
                                          ----------------------------------------------     -------------------------------
                                                YEAR ENDED                YEAR ENDED            YEAR ENDED       YEAR ENDED
                                                DECEMBER 31,              DECEMBER 31,         DECEMBER 31,     DECEMBER 31,
                                                   2002                      2001                 2002             2001
                                          -------------------         ------------------     --------------    --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)               $         137,776            $          49,834     $      43,934   $      4,878
Net realized gains (losses) on
    investment, futures,
and foreign currency transactions                 (2,389,721)                  (1,866,387)       (1,674,340)     (2,872,066)
Net change in unrealized
   appreciation/depreciation
   on investments and translation
   of assets and liabilities
denominated in foreign currencies                 (2,956,346)                   1,633,788          (293,915)        471,841
                                          -------------------         ------------------     --------------    --------------
     Change in net assets resulting
        from operations                           (5,208,291)                    (182,765)       (1,924,321)     (2,395,347)
                                          -------------------         ------------------     --------------    --------------
DISTRIBUTIONS TO CLASS I
    SHAREHOLDERS FROM:
Net investment income                                (25,390)                     (49,287)               --              --
Tax return of capital                                     --                           --                --         (23,204)
DISTRIBUTIONS TO CLASS II
   SHAREHOLDERS FROM:
Net investment income                               (443) (a)                          --                --              --
DISTRIBUTIONS TO CLASS III
   SHAREHOLDERS FROM:
Net investment income                            (21,804) (b)                          --                --              --
                                          -------------------         ------------------     --------------    --------------
     Change in net assets from
       shareholder distributions                 (47,637)                         (49,287)               --         (23,204)
                                          -------------------         ------------------     --------------    --------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                      105,767,841                   53,174,855        73,142,371      75,604,608
Dividends reinvested                                  25,390                       49,288                --          23,204
Cost of shares redeemed                         (108,377,597)                 (41,009,033)      (74,030,380)    (73,000,359)
                                          -------------------         ------------------     --------------    --------------
                                                  (2,584,366)                  12,215,110          (888,009)      2,627,453
                                          -------------------         ------------------     --------------    --------------
CLASS II CAPITAL TRANSACTIONS:
Proceeds from shares issued                    9,314,394  (a)                          --                --              --
Dividends reinvested                                 443  (a)                          --                --              --
Cost of shares redeemed                       (8,728,757) (a)                          --                --              --
                                          -------------------         ------------------     --------------    --------------
                                                 586,080                               --                --              --
                                          -------------------         ------------------     --------------    --------------
CLASS III CAPITAL TRANSACTIONS:
Proceeds from shares issued                   16,676,333  (b)                          --     3,933,004  (b)             --
Dividends reinvested                              21,804  (b)                          --            --                  --
Cost of shares redeemed                       (3,523,788) (b)                          --    (1,476,937) (b)             --
                                          -------------------         ------------------     --------------    --------------
                                              13,174,349                               --     2,456,067                  --
                                          -------------------         ------------------     --------------    --------------
   Change in net assets from
       capital transactions                   11,176,063                       12,215,110     1,568,058           2,627,453
                                          -------------------         ------------------     --------------    --------------
Change in net assets                           5,920,135                       11,983,058      (356,263)            208,902
NET ASSETS:
   Beginning of period                           15,973,602                    3,990,544         9,447,981         9,239,079
                                          -------------------         ------------------     --------------    --------------
   End of period                          $       21,893,737              $   15,973,602       $ 9,091,718      $  9,447,981
                                          ===================         ==================     ==============    ==============
CLASS I SHARE TRANSACTIONS:
Issued                                            14,320,057                   7,560,217        13,150,889        11,151,237
Reinvested                                             3,995                      6,731                --              3,352
Redeemed                                         (14,910,559)                (5,840,603)      (13,217,573)       (10,687,843)
                                          -------------------         ------------------     --------------    --------------
                                                    (586,507)                 1,726,345           (66,684)           466,746
                                          -------------------         ------------------     --------------    --------------
CLASS II SHARE TRANSACTIONS:
Issued                                         1,477,981  (a)                        --                --                --
Reinvested                                            72  (a)                        --                --                --
Redeemed                                      (1,402,176) (a)                        --                --                --
                                          -------------------         ------------------     --------------    --------------
                                                   75,877                            --                --                --
                                          -------------------         ------------------     --------------    --------------
CLASS III SHARE TRANSACTIONS:
Issued                                         2,467,481  (b)                        --       782,247  (b)               --
Reinvested                                         3,532  (b)                        --                --                --
Redeemed                                        (560,567) (b)                          --      (304,278) (b)             --
                                          -------------------         ------------------     --------------    --------------
                                                   1,910,446                           --           477,969              --
                                          -------------------         ------------------     --------------    --------------

----------------------------------------------------------------------------

(a) For the period from March 4, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
See  notes  to  financial  statements.

                                        105
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS




                                           GARTMORE                       GARTMORE                         GARTMORE
                                         GVIT INVESTOR                  GVIT INVESTOR                   GVIT INVESTOR
                                          DESTINATIONS                   DESTINATIONS                    DESTINATIONS
                                      AGGRESSIVE  FUND              MODERATELY AGGRESSIVE  FUND          MODERATE  FUND
                                -------------------------------   -----------------------------   ----------------------------
                                   YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      2002          2001 (A)          2002          2001 (A)          2002          2001 (A)
                                --------------   -------------   -------------    ------------   ------------    --------------
FROM INVESTMENT
   ACTIVITIES:
OPERATIONS:
Net investment income
   (loss)                        $     104,059   $       1,197   $     502,258   $       1,251   $   1,386,961   $       1,211
Net realized gains
    (losses
   on investment
   transactions                       (943,715)            990      (1,614,036)          1,009      (1,442,342)            130
Net change in unrealized
   appreciation/depreciation
   on investments                     (398,149)          4,309      (2,496,954)          3,196      (3,330,743)          2,955
                                --------------   -------------   -------------    ------------   ------------    --------------
Change in net assets resulting
   from operations                  (1,237,805)          6,496      (3,608,732)          5,456      (3,386,124)          4,296
                                --------------   -------------   -------------    ------------   ------------    --------------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income                  (99,684)         (1,073)       (486,111)         (1,126)     (1,385,602)         (1,212)
Net realized gains
   on investments                         (990)             --        (107,373)             --        (131,983)             --
                                --------------   -------------   -------------    ------------   ------------    --------------
     Change in net assets
      from  shareholder
      distributions                   (100,674)         (1,073)       (593,484)         (1,126)     (1,517,585)         (1,212)
                                --------------   -------------   -------------    ------------   ------------    --------------
CAPITAL TRANSACTIONS:
Proceeds from shares issued         27,562,364         500,000      81,066,256         500,000     173,868,245         500,000
Dividends reinvested                   100,673           1,073         593,479           1,126       1,517,574           1,212
Cost of shares redeemed             (7,338,022)             --      (6,000,805)             --      (5,430,938)             --
                                --------------   -------------   -------------    ------------   ------------    --------------
     Change in net assets from
       capital transactions         20,325,015         501,073      75,658,930         501,126     169,954,881         501,212
                                --------------   -------------   -------------    ------------   ------------    --------------
Change in net assets                18,986,536         506,496      71,456,714         505,456     165,051,172         504,296
NET ASSETS:
   Beginning of period                 506,496              --         505,456              --         504,296              --
                                --------------   -------------   -------------   -------------   ------------    --------------
   End of period                 $  19,493,032   $     506,496   $  71,962,170   $     505,456   $ 165,555,468   $     504,296
                                ===============  =============   =============   =============   =============   ==============
SHARE TRANSACTIONS:
Issued                               3,180,794          50,000       9,046,457          50,000      18,899,823          50,000
Reinvested                              12,242             106          69,659             111         170,233             120
Redeemed                              (850,960)             --        (688,964)             --        (604,134)             --
                                --------------   -------------   -------------   -------------   ------------    --------------
                                     2,342,076          50,106       8,427,152          50,111      18,465,922          50,120
                                --------------   -------------   -------------   -------------   ------------    --------------

----------------------------------------------------------------------------
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

See  notes  to  financial  statements.

                                        106
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                              GARTMORE                           GARTMORE
                                                       GVIT  INVESTOR DESTINATIONS     GVIT  INVESTOR DESTINATIONS
                                                      MODERATELY CONSERVATIVE  FUND        CONSERVATIVE  FUND
                                                      ------------------------------   ----------------------------
                                                        YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                           2002          2001 (A)          2002          2001 (A)
                                                      -------------   -------------   -------------- --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                          $   1,017,839   $       1,250   $   1,156,260   $       1,204
Net realized gains (losses) on
   investment transactions                               (1,083,348)            143        (609,377)            125
Net change in unrealized
   appreciation/depreciation on investments                (230,171)          1,659         612,143             513
                                                      -------------   -------------   -------------- --------------
     Change in net assets resulting from operations        (295,680)          3,052       1,159,026           1,842
                                                      -------------   -------------   -------------- --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                    (1,016,609)         (1,250)     (1,154,475)         (1,203)
Net realized gains on investments                          (107,305)             --         (43,789)             --
                                                      -------------   -------------   -------------- --------------
     Change in net assets from
       shareholder distributions                         (1,123,914)         (1,250)     (1,198,264)         (1,203)
                                                      -------------   -------------   -------------- --------------
CAPITAL TRANSACTIONS:
Proceeds from shares issued                             106,000,132         500,000      96,504,058         500,000
Dividends reinvested                                      1,123,908           1,250       1,198,251           1,203
Cost of shares redeemed                                 (10,538,496)             --      (7,806,859)             --
                                                      -------------   -------------   -------------- --------------
     Change in net assets from
       capital transactions                              96,585,544         501,250      89,895,450         501,203
                                                      -------------   -------------   -------------- --------------
Change in net assets                                     95,165,950         503,052      89,856,212         501,842
NET ASSETS:
   Beginning of period                                      503,052              --         501,842              --
                                                      -------------   -------------   -------------- --------------
   End of period                                      $  95,669,002   $     503,052   $  90,358,054        $501,842
                                                      =============   =============   =============   ==============
SHARE TRANSACTIONS:
Issued                                                   11,086,660          50,000       9,807,007          50,000
Reinvested                                                  119,765             124         122,377             120
Redeemed                                                 (1,107,938)             --        (790,045)             --
                                                      -------------   -------------   -------------- --------------
                                                         10,098,487          50,124       9,139,339          50,120
                                                      -------------   -------------   -------------- --------------

----------------------------------------------------------------------------
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
See  notes  to  financial  statements.

                                        107
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS




                                        GARTMORE  GVIT                  GARTMORE  GVIT             GARTMORE  GVIT  GLOBAL
                                   U.S.  GROWTH  LEADERS FUND        GLOBAL UTILITIES FUND         FINANCIAL SERVICES FUND
                                 ------------------------------   ----------------------------    ----------------------------
                                   YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      2002          2001 (A)          2002          2001 (A)          2002          2001 (A)
                                  -------------   -------------    ------------    ------------    ------------    -------------
FROM INVESTMENT
   ACTIVITIES:
OPERATIONS:
Net investment income
   (loss)                        $     (30,927)  $        (453)  $      52,471   $        (135)  $      28,634   $         379
Net realized gains
   (losses) on investment
   and foreign
   currency transactions            (1,545,307)         (8,894)       (874,946)         (2,353)       (358,444)         (6,115)
Net change in unrealized
   appreciation/depreciation
   on  investments
    and translation
   of assets and liabilities
   denominated in \foreign
   currencies                          (13,076)        (14,633)         19,675           4,460          96,430          46,722
                                  -------------   -------------    ------------    ------------    ------------    -------------
     Change in net
     assets resulting
       from operations              (1,589,310)        (23,980)       (802,800)          1,972        (233,380)         40,986
                                  -------------   -------------    ------------    ------------    ------------    -------------
DISTRIBUTIONS TO CLASS I
    SHAREHOLDERS FROM:
Net investment income                       --              --        (453) (c)             --         (76) (c)             --
DISTRIBUTIONS TO CLASS III
    SHAREHOLDERS FROM:
Net investment income                       --              --         (35,249)             --          (5,695)           (491)
                                  -------------   -------------    ------------    ------------    ------------    -------------
     Change in net assets from
     shareholder distributions              --              --         (35,702)             --          (5,771)           (491)
                                  -------------   -------------    ------------    ------------    ------------    -------------
CLASS I CAPITAL
   TRANSACTIONS:
Proceeds from
    shares issued                  798,966  (b)             --     364,501  (c)             --     348,973  (c)             --
Dividends reinvested                        --              --         453  (c)             --          76  (c)             --
Cost of shares redeemed           (273,904) (b)             --    (202,131) (c)             --    (131,390) (c)             --
                                  -------------   -------------    ------------    ------------    ------------    -------------
                                       525,062              --         162,823              --         217,659              --
                                  -------------   -------------    ------------    ------------    ------------    -------------
CLASS III CAPITAL
   TRANSACTIONS:
Proceeds from
   shares issued                     7,782,435       3,000,000       2,035,766       3,000,000       8,989,589       3,000,000
Dividends reinvested                        --              --          35,249              --           5,695             491
Cost of Shares redeemed             (2,716,816)             --        (657,763)             --      (5,787,900)             --
                                  -------------   -------------    ------------    ------------    ------------    -------------
                                     5,065,619       3,000,000       1,413,252       3,000,000       3,207,384       3,000,491
                                  -------------   -------------    ------------    ------------    ------------    -------------
     Change in net assets from
         capital transactions        5,590,681       3,000,000       1,576,075       3,000,000       3,425,043       3,000,491
                                  -------------   -------------    ------------    ------------    ------------    -------------
Change in net assets                 4,001,371       2,976,020         737,573       3,001,972       3,185,892       3,040,986
NET ASSETS:
   Beginning of period               2,976,020              --       3,001,972              --       3,040,986              --
                                  -------------   -------------    ------------    ------------    ------------    -------------
   End of period                 $   6,977,391   $   2,976,020   $   3,739,545   $   3,001,972   $   6,226,878   $   3,040,986
                                 =============   =============   ==============  =============   ==============  ================
CLASS I SHARE
   TRANSACTIONS:
Issued                             100,188  (b)             --      47,045  (c)             --      38,869  (c)             --
Reinvested                                  --              --          64  (c)             --           10 (c)             --
Redeemed                           (37,253) (b)             --     (24,381) (c)             --     (14,522) (c)             --
                                  -------------   -------------    ------------    ------------    ------------    -------------
                                        62,935              --          22,728              --          24,357              --
                                  -------------   -------------    ------------    ------------    ------------    -------------
CLASS III SHARE
   TRANSACTIONS:
Issued                                 899,119         300,000         257,340         300,000         985,135         300,000
Reinvested                                  --              --           4,648              --             724              48
Redeemed                              (341,906)             --         (81,386)             --        (615,389)             --
                                  -------------   -------------    ------------    ------------    ------------    -------------
                                       557,213         300,000         180,602         300,000         370,470         300,048
                                  -------------   -------------    ------------    ------------    ------------    -------------

----------------------------------------------------------------------------
(a) For the period from December 18, 2001 (commencement of operations) through December 31, 2001.
(b) For the period from June 3, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
See  notes  to  financial  statements.

                                        108
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                    GARTMORE  GVIT  TOTAL  RETURN  FUND
                                                                             CLASS  I  SHARES
                                             -----------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  2002          2001 (A)          2000            1999            1998
                                             -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                       $        9.89   $       11.64   $       18.81   $       18.40   $       16.38
                                             -------------   -------------   -------------   -------------   --------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                       0.08            0.08            0.12            0.12            0.19
   Net realized and unrealized
     gains (losses) on investments                   (1.79)          (1.46)          (0.47)           1.13            2.77
                                             -------------   -------------   -------------   -------------   --------------
   Total investment activities                       (1.71)          (1.38)          (0.35)           1.25            2.96
                                             -------------   -------------   -------------   -------------   --------------
DISTRIBUTIONS:
   Net investment income                             (0.08)          (0.08)          (0.12)          (0.12)          (0.19)
   Net realized gains                                   --           (0.29)          (6.70)          (0.72)          (0.75)
                                             -------------   -------------   -------------   -------------   --------------
   Total distributions                               (0.08)          (0.37)          (6.82)          (0.84)          (0.94)
                                             -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
   END OF PERIOD                             $        8.10   $        9.89   $       11.64   $       18.81   $       18.40
                                             =============   =============   =============   =============   ==============
Total Return                                       (17.35%)        (11.82%)         (2.12%)           6.94%          18.07%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, at end of period (000)        $   1,252,686   $   1,677,316   $   2,014,759   $   2,419,737   $   2,343,437
   Ratio of expenses to average net assets            0.83%           0.78%           0.78%           0.72%           0.65%
   Ratio of net investment
     income (loss) to average net assets              0.84%           0.77%           0.63%           0.64%           1.05%
   Ratio of expenses
     (prior to reimbursements)
   to average net assets*                             0.84%           0.82%           0.81%             (f)             (f)
   Ratio of net investment income (loss)
   (prior to reimbursements)
     to average net assets*                           0.83%           0.73%           0.60%             (f)             (f)
   Portfolio turnover (g)                            33.25%          58.36%         148.28%          29.95%          17.13%


                                                      CLASS II SHARES   CLASS III SHARES
                                                       PERIOD ENDED       PERIOD ENDED
                                                       DECEMBER 31,       DECEMBER 31,
                                                         2002 (B)           2002 (C)
                                                      ---------------   ---------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                               $           8.68        $    9.78
                                                      ---------------   ---------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                  0.04             0.05
   Net realized and unrealized
      gains (losses) on investments                             (0.57)           (1.65)
                                                      ---------------   ---------------
   Total investment activities                                  (0.53)           (1.60)
                                                      ---------------   ---------------
DISTRIBUTIONS:
   Net investment income                                        (0.05)           (0.07)
                                                      ---------------   ---------------
   Total distributions                                          (0.05)           (0.07)
                                                      ---------------   ---------------
NET ASSET VALUE --
   END OF PERIOD                                     $           8.10        $    8.11
                                                     ================   ===============
Total Return                                                   (6.14%) (d)      (16.38%) (d)
Ratios/Supplemental Data:
   Net Assets, at end of period (000)                $            765        $     399
   Ratio of expenses to average
   net assets                                                   1.07% (e)         0.72% (e)
   Ratio of net investment income (loss)
   to average net assets                                        1.03% (e)          1.07%  (e)
   Ratio of expenses (prior to
   reimbursements) to average
   net assets*                                                        (f)                 (f)
   Ratio of net investment income (loss) (prior to
reimbursements) to average net assets*                                (f)                 (f)
   Portfolio turnover (g)                                       33.25%             33.25%

----------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from July 11, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

                                        109
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING





                                                                      GARTMORE  GVIT  GROWTH  FUND
                                                                            CLASS  I  SHARES
                                             ----------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  2002          2001 (A)          2000            1999            1998
                                             -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                       $       10.55   $       14.68   $       25.71   $       26.59   $       21.21
                                             -------------   -------------   -------------   -------------   --------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                         --           (0.01)          (0.01)           0.17            0.19
   Net realized and unrealized gains
      (losses) on investments                        (3.03)          (4.12)          (6.76)           0.92            6.14
                                             -------------   -------------   -------------   -------------   --------------
   Total investment activities                       (3.03)          (4.13)          (6.77)           1.09            6.33
                                             -------------   -------------   -------------   -------------   --------------
DISTRIBUTIONS:
   Net investment income                                --              --           (0.04)          (0.17)          (0.19)
   Net realized gains                                   --              --           (4.22)          (1.60)          (0.76)
   Tax return of capital                                --              --              --           (0.20)             --
                                             -------------   -------------   -------------   -------------   --------------
   Total distributions                                  --              --           (4.26)          (1.97)          (0.95)
                                             -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
   END OF PERIOD                             $        7.52   $       10.55   $       14.68   $       25.71   $       26.59
                                             =============   =============   =============   =============   ==============
Total Return                                       (28.72%)        (28.13%)        (26.53%)           4.28%          29.96%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, at end of period (000)        $     201,689   $     352,147   $     606,599   $   1,067,839   $   1,064,498
   Ratio of expenses to average net assets            0.85%           0.80%           0.80%           0.74%           0.67%
   Ratio of net investment income
     (loss) to average net assets                   (0.03%)         (0.10%)         (0.07%)           0.62%           0.83%
   Ratio of expenses
     (prior to reimbursements)
   to average net assets*                             0.85%           0.85%           0.83%             (b)             (b)
   Ratio of net investment income (loss)
   (prior to reimbursements)
       to average net assets*                       (0.03%)         (0.15%)         (0.10%)             (b)             (b)
   Portfolio turnover                               231.69%         227.28%         205.34%          24.70%          10.67%

----------------------------------------------------------------------------


* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b)  There  were  no  fee  reductions  during  the  period.

See  notes  to  financial  statements.


                                        110
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING





                                                             GARTMORE  GVIT  GOVERNMENT  BOND  FUND
                                                                         CLASS  I  SHARES
                                             -----------------------------------------------------------------------------
                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  2002          2001 (A)          2000            1999            1998
                                             -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                       $       11.66   $       11.44   $       10.79   $       11.69   $       11.38
                                             -------------   -------------   -------------   -------------   --------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                       0.53            0.58            0.66            0.61            0.63
   Net realized and unrealized gains
     (losses) on investments                          0.72            0.24            0.65           (0.88)           0.37
                                             -------------   -------------   -------------   -------------   --------------
   Total investment activities                        1.25            0.82            1.31           (0.27)           1.00
                                             -------------   -------------   -------------   -------------   --------------
DISTRIBUTIONS:
   Net investment income                             (0.53)          (0.58)          (0.66)          (0.61)          (0.63)
   Net realized gains                                (0.10)          (0.02)             --           (0.02)          (0.06)
                                             -------------   -------------   -------------   -------------   --------------
   Total distributions                               (0.63)          (0.60)          (0.66)          (0.63)          (0.69)
                                             -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
   END OF PERIOD                             $       12.28   $       11.66   $       11.44   $       10.79   $       11.69
                                             =============   =============   =============   =============   ==============
Total Return                                         10.98%           7.25%          12.54%         (2.35%)           8.91%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, at end of period (000)        $   1,982,676   $   1,301,828   $     867,139   $     769,957   $     761,897
   Ratio of expenses to average net assets            0.73%           0.66%           0.66%           0.65%           0.57%
   Ratio of net investment income
     (loss) to average net assets                     4.53%           5.21%           6.00%           5.41%           5.60%
   Ratio of expenses (prior to
     reimbursements) to average
   net assets*                                        0.73%           0.73%           0.73%             (f)             (f)
   Ratio of net investment income
     (loss) (prior to reimbursements)
     to average net assets*                           4.53%           5.14%           5.93%             (f)             (f)
   Portfolio turnover (g)                            49.00%          55.80%          75.91%          51.61%          32.03%



                                              CLASS II SHARES    CLASS III SHARES
                                               PERIOD ENDED        PERIOD ENDED
                                               DECEMBER 31,        DECEMBER 31,
                                                 2002 (B)            2002 (C)
                                             ----------------   -----------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                       $          11.88   $           11.75
                                             ----------------   -----------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                          0.18                0.36
   Net realized and unrealized gains
     (losses) on investments                             0.55                0.67
                                             ----------------   -----------------
   Total investment activities                           0.73                1.03
                                             ----------------   -----------------
Distributions:
   Net investment income                                (0.26)              (0.41)
   Net realized gains                                   (0.09)              (0.10)
                                             ----------------   -----------------
   Total distributions                                  (0.35)              (0.51)
                                             ----------------   -----------------
NET ASSET VALUE --
   END OF PERIOD                             $          12.26   $           12.27
                                             ================   =================
Total Return                                         6.16% (d)           8.84% (d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, at end of period (000)        $         10,111   $           7,625
   Ratio of expenses to average net assets           0.97% (e)           0.73% (e)
   Ratio of net investment income
      (loss) to average net assets                   3.93% (e)           4.12% (e)
   Ratio of expenses (prior to
     reimbursements) to average
   net assets*                                             (f)                 (f)
   Ratio of net investment income (loss)
      (prior to reimbursements) to average
     net assets*                                           (f)                 (f)
   Portfolio turnover (g)                               49.00%              49.00%

----------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from July 8, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from May 20, 2002 (commencement of operations) through December 31, 2002.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
See  notes  to  financial  statements.


                                        111
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING





                                                               GVIT  SMALL  COMPANY  FUND
                                                                     CLASS  I  SHARES
                                    -----------------------------------------------------------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         2002          2001 (A)          2000            1999            1998
                                    -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
   BEGINNING OF PERIOD              $       18.64   $       20.00   $       22.12   $       16.01   $       15.85
                                    -------------   -------------   -------------   -------------   --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)              (0.07)             --            0.02           (0.03)           0.03
  Net realized and
     nrealized gains (loss)
      on investments                        (3.16)          (1.34)           1.91            7.03            0.13
                                    -------------   -------------   -------------   -------------   --------------
    Total investment
      activities                            (3.23)          (1.34)           1.93            7.00            0.16
                                    -------------   -------------   -------------   -------------   --------------
DISTRIBUTIONS:
  Net investment income                        --           (0.02)          (0.01)             --              --
  Net realized gains                           --              --           (4.04)          (0.89)             --
                                    -------------   -------------   -------------   -------------   --------------
    Total distributions                        --           (0.02)          (4.05)          (0.89)             --
                                    -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
   END OF PERIOD                    $       15.41   $       18.64   $       20.00   $       22.12   $       16.01
                                    =============   =============   =============   =============   ==============
Total Return                              (17.33%)         (6.70%)           8.90%          44.02%          1.01%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of
     period (000)                   $     561,836   $     743,468    $     790,607   $     542,537   $     406,569
  Ratio of expenses to
     average net assets                      1.18%           1.20%           1.21%           1.15%           1.07%
  Ratio of net investment income
     (loss) to average net assets          (0.33%)           0.02%           0.06%         (0.16%)           0.21%
  Portfolio turnover (f)                    92.59%         135.90%         163.66%         134.74%         141.27%




                                       CLASS II SHARES    CLASS III SHARES
                                        PERIOD ENDED        PERIOD ENDED
                                        DECEMBER 31,        DECEMBER 31,
                                          2002 (B)            2002 (C)
                                      ----------------    -----------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                $          18.70               $17.48
                                      ----------------    -----------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                   (0.03)              (0.01)
  Net realized and unrealized gains
     (losses) on investments                     (3.28)              (2.05)
                                      ----------------    -----------------
    Total investment activities                  (3.31)              (2.06)
                                      ----------------    -----------------
NET ASSET VALUE --
   END OF PERIOD                      $          15.39   $           15.42
                                      ================   ==================
Total Return                               (17.70%) (d)        (11.78%) (d)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)  $          2,325               $   51
  Ratio of expenses to
      average net assets                      1.44% (e)           1.15% (e)
  Ratio of net investment income
     (loss) to average net assets           (0.54%) (e)         (0.25%) (e)
  Portfolio turnover (f)                         92.59%              92.59%

----------------------------------------------------------------------------
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from March 5, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from July 1, 2002 (commencement of operations) through December 31, 2002.
(d)  Not  annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

                                        112
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                                 GARTMORE  GVIT  MONEY  MARKET  FUND
                                                                        CLASS  I  SHARES
                                           ------------------------------------------------------------------------------
                                              YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                 2002          2001 (A)          2000            1999            1998
                                           -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
                                             -------------   -------------   -------------   -------------   --------------
INVESTMENT ACTIVITIES:
  Net investment income                              0.01            0.04            0.06            0.05            0.05
                                             -------------   -------------   -------------   -------------   --------------
    Total investment activities                      0.01            0.04            0.06            0.05            0.05
                                             -------------   -------------   -------------   -------------   --------------
DISTRIBUTIONS:
  Net investment income                             (0.01)          (0.04)          (0.06)          (0.05)          (0.05)
                                             -------------   -------------   -------------   -------------   --------------
    Total distributions                             (0.01)          (0.04)          (0.06)          (0.05)          (0.05)
                                             -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
   END OF PERIOD                            $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
                                            =============   =============   =============   =============   ===============
Total Return                                         1.21%           3.60%           6.03%           4.81%           5.27%


RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)        $   2,436,783   $   2,869,354   $   1,982,922   $   2,127,500   $   1,373,334
  Ratio of expenses to average net assets            0.62%           0.55%           0.55%           0.54%           0.46%
  Ratio of net investment income
     to average net assets                           1.21%           3.41%           5.87%           4.77%           5.15%
  Ratio of expenses (prior to
     reimbursements) to average
 net assets*                                         0.62%           0.61%           0.61%             (e)              (e)
  Ratio of net investment income
 (prior to reimbursements)
    to average net assets*                           1.21%           3.35%           5.81%             (e)             (e)





                                                          CLASS V SHARES
                                                           PERIOD ENDED
                                                           DECEMBER 31,
                                                             2002 (B
                                                         -----------
NET ASSET VALUE --
   BEGINNING OF PERIOD                                   $    1.00
                                                         -----------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                  --  (f)
Distributions:
  Net investment income                                         -- (f)
                                                         -----------
    Total distributions                                         --
                                                         -----------
NET ASSET VALUE --
   END OF PERIOD                                         $      1.00
                                                         ============
Total Return                                                    0.22% (c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                     $     324,950
  Ratio of expenses to average net assets                        0.56% (d)
  Ratio of net investment income
   to average net assets                                          1.11% (d)
  Ratio of expenses (prior to
   reimbursements) to average
       net assets*                                                     (e)
  Ratio of net investment income (prior to
       reimbursements) to average net assets*                          (e)

-----------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 21, 2002 (commencement of operations) through December 31, 2002.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f)  The  amount  is  less  than  $0.01.

See  notes  to  financial  statements.

                                        113
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                     GARTMORE  GVIT
                                                 MONEY  MARKET  FUND  II
                                              -----------------------------
                                                YEAR ENDED     PERIOD ENDED
                                               DECEMBER 31,    DECEMBER 31,
                                                   2002          2001 (A)
                                              --------------   -------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                        $        1.00   $        1.00
                                              --------------   -------------
INVESTMENT ACTIVITIES:
  Net investment income                                0.01              --
                                              --------------   -------------
    Total investment activities                        0.01              --
                                              --------------   -------------
Distributions:
  Net investment income                               (0.01)             --
                                              --------------   -------------
    Total distributions                               (0.01)             --
                                              --------------   -------------
NET ASSET VALUE --
   END OF PERIOD                              $        1.00   $        1.00
                                              =============   ==============
Total Return                                           0.70%           0.24%  (b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)          $     110,041   $      37,411
  Ratio of expenses to average net assets              0.99%           1.30%  (c)
  Ratio of net investment income
   to average net assets                               0.66%           0.93%  (c)
  Ratio of expenses (prior to
     reimbursements) to average net assets*            0.99%           1.45%  (c)
  Ratio of net investment income (prior to
     reimbursements) to average net assets*            0.66%           0.78%  (c)

----------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from October 2, 2001 (commencement of operations) through December 31, 2001.
(b)  Not  annualized.
(c)  Annualized.
See  notes  to  financial  statements.

                                        114
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                             J.P.  MORGAN  GVIT  BALANCED  FUND
                                                                  CLASS  I  SHARES
                                      -----------------------------------------------------------------------------
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           2002          2001 (A)          2000            1999            1998
                                      -------------   -------------   --------------  --------------  ---------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                $        9.40   $       10.00   $       10.31   $       10.58   $       10.10
                                      -------------   -------------   --------------  --------------  ---------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                 0.19            0.22            0.28            0.37            0.30
  Net realized and unrealized gains
     (losses) on investments                  (1.34)          (0.60)          (0.30)          (0.28)           0.51
                                      -------------   -------------   --------------  --------------  ---------------
    Total investment activities               (1.15)          (0.38)          (0.02)           0.09            0.81
                                      -------------   -------------   --------------  --------------  ---------------
DISTRIBUTIONS:
  Net investment income                       (0.19)          (0.22)          (0.29)          (0.36)          (0.30)
  Net realized gains                             --              --              --              --           (0.03)
                                      -------------   -------------   --------------  --------------  ---------------
    Total distributions                       (0.19)          (0.22)          (0.29)          (0.36)          (0.33)
                                      -------------   -------------   --------------  --------------  ---------------
NET ASSET VALUE --
   END OF PERIOD                      $        8.06   $        9.40   $       10.00   $       10.31   $       10.58
                                      =============   =============   =============   =============   ==============
Total Return                                (12.31%)         (3.77%)         (0.35%)           0.87%           8.07%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)  $     147,289   $     149,875   $     112,577   $      78,157   $      40,885
  Ratio of expenses to
     average net assets                        0.99%           0.90%           0.90%           0.90%           0.90%
  Ratio of net investment
    income (loss)
    to average net assets                      2.22%           2.34%           2.86%           3.68%           3.81%
  Ratio of expenses (prior to
    reimbursements) to average
   net assets*                                 1.00%           1.03%           1.07%           1.00%           0.96%
  Ratio of net investment
    income (loss)
   (prior to reimbursements)
     to average net assets*                    2.21%           2.21%           2.69%           3.58%           3.75%
  Portfolio turnover                         297.08%         181.89%         252.43%         103.69%         137.35%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

See  notes  to  financial  statements.

                                        115
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                                    STRONG  GVIT  MID  CAP  GROWTH  FUND
                                                                              CLASS  I  SHARES
                                            -----------------------------------------------------------------------------
                                              YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                 2002          2001 (A)          2000            1999            1998
                                             -------------   -------------   --------------  --------------  --------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                      $       11.59   $       16.63   $       20.44   $       11.70   $       10.21
                                             -------------   -------------   --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                      (0.09)          (0.07)          (0.06)          (0.01)             --
  Net realized and unrealized gains
     (losses) on investments                        (4.20)          (4.97)          (2.92)           9.87            1.49
                                             -------------   -------------   --------------  --------------  --------------
    Total investment activities                     (4.29)          (5.04)          (2.98)           9.86            1.49
                                             -------------   -------------   --------------  --------------  --------------
DISTRIBUTIONS:
  Net realized gains                                   --              --           (0.83)          (1.12)             --
                                             -------------   -------------   --------------  --------------  --------------
    Total distributions                                --              --           (0.83)          (1.12)             --
                                             -------------   -------------   --------------  --------------  --------------
NET ASSET VALUE --
   END OF PERIOD                            $        7.30   $       11.59   $       16.63   $       20.44   $       11.70
                                            =============   =============   =============   =============   ==============
Total Return                                      (37.01%)        (30.31%)        (15.38%)          84.75%          14.59%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)        $      92,276   $     169,323   $     244,804   $      99,091   $      10,342
  Ratio of expenses to average net assets            1.15%           1.00%           1.00%           1.00%           1.00%
  Ratio of net investment income (loss)
     to average net assets                         (0.85%)         (0.54%)         (0.40%)         (0.15%)         (0.04%)
  Ratio of expenses (prior to
     reimbursements) to average
     net assets*                                     1.16%           1.18%           1.17%           1.23%           1.55%
  Ratio of net investment income
     (loss) (prior to reimbursements)
     to average net assets*                        (0.86%)         (0.72%)         (0.57%)         (0.38%)         (0.59%)
  Portfolio turnover (f)                           540.49%         635.03%         632.95%         637.83%         369.83%




                                                        CLASS III SHARES
                                                          PERIOD ENDED
                                                          DECEMBER 31,
                                                            2002 (B)
                                                       ------------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                                 $            8.50
                                                       ------------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                     (0.01)
  Net realized and unrealized gains
     (losses) on investments                                       (1.18)
                                                       ------------------
    Total investment activities                                    (1.19)
                                                       ------------------
NET ASSET VALUE --
   END OF PERIOD                                       $            7.31
                                                       ==================
Total Return                                                 (14.00%) (c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                   $              47
  Ratio of expenses to average net assets                       1.13% (d)
  Ratio of net investment income (loss)
     to average net assets                                    (0.76%) (d)
  Ratio of expenses (prior to reimbursements)
     to average net assets*                                           (e)
  Ratio of net investment income (loss)
    (prior to reimbursements) to average net assets*                  (e)
  Portfolio turnover (f)                                          540.49%

-------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from July 1, 2002 (commencement of operations) through December 31, 2002.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

                                        116
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                             NATIONWIDE  GVIT  STRATEGIC  VALUE  FUND
                                                                        CLASS  I  SHARES

                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2002          2001 (A)          2000            1999            1998
                                         -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                   $        9.65   $       10.04   $        9.41   $       10.12   $       10.15
                                         -------------   -------------   -------------   -------------   --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                      --            0.05            0.08            0.09            0.07
  Net realized and unrealized gains
     (losses) on investments                     (2.45)          (0.38)           0.63           (0.41)          (0.03)
                                         -------------   -------------   -------------   -------------   --------------
    Total investment activities                  (2.45)          (0.33)           0.71           (0.32)           0.04
                                         -------------   -------------   -------------   -------------   --------------
DISTRIBUTIONS:
  Net investment income                             --           (0.05)          (0.08)          (0.08)          (0.07)
  Net realized gains                                --           (0.01)             --           (0.31)             --
                                         -------------   -------------   -------------   -------------   --------------
    Total distributions                             --           (0.06)          (0.08)          (0.39)          (0.07)
                                         -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
   END OF PERIOD                         $        7.20   $        9.65   $       10.04   $        9.41   $       10.12
                                         =============   =============   =============   =============   ==============
Total Return                                   (25.36%)         (3.26%)           7.61%         (3.07%)           0.39%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)     $      13,560   $      22,739   $      26,272   $      17,254   $      15,279
  Ratio of expenses to
     average net assets                           1.00%           1.00%           1.00%           1.00%           1.00%
  Ratio of net investment income (loss)
      to average net assets                       0.03%           0.47%           0.90%           0.88%           0.86%
  Ratio of expenses
   (prior to reimbursements)
     to average net assets*                       1.16%           1.24%           1.26%           1.22%           1.23%
  Ratio of net investment
      income (loss)
   (prior to reimbursements)
        to average net assets*                  (0.13%)           0.23%           0.64%           0.66%           0.63%
  Portfolio turnover                             93.09%         154.96%          78.80%         113.30%          68.65%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

See  notes  to  financial  statements.

                                        117
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                                 COMSTOCK  GVIT  VALUE  FUND
                                                                       CLASS  I  SHARES
                                      ------------------------------------------------------------------------------
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           2002          2001 (A)          2000            1999            1998
                                      -------------   ------------    ------------    ------------    --------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                $       10.38   $       11.99   $       13.53   $       11.47   $       10.16
                                      -------------   -------------   -------------   -------------   --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                 0.12            0.15            0.12            0.05            0.10
  Net realized and unrealized gains
   (losses) on investments                    (2.72)          (1.61)          (1.54)           2.06            1.44
                                      -------------   -------------   -------------   -------------   --------------
    Total investment activities               (2.60)          (1.46)          (1.42)           2.11            1.54
                                      -------------   -------------   -------------   -------------   --------------
DISTRIBUTIONS:
  Net investment income                       (0.12)          (0.15)          (0.12)          (0.04)          (0.10)
  Net realized gains                             --              --              --           (0.01)          (0.13)
                                      -------------   -------------   -------------   -------------   --------------
    Total distributions                       (0.12)          (0.15)          (0.12)          (0.05)          (0.23)
                                      -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
   END OF PERIOD                      $        7.66   $       10.38   $       11.99   $       13.53   $       11.47
                                      =============   =============   =============   ==============  ===============
Total Return                                (25.14%)        (12.15%)        (10.62%)          18.49%          15.13%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)  $      39,424   $      52,848   $      55,951   $      29,189   $      14,194
  Ratio of expenses to
     average net assets                        1.11%           0.95%           0.95%           0.95%           0.95%
  Ratio of net investment
      income (loss)
     to average net assets                     1.30%           1.41%           0.96%           0.43%           1.11%
  Ratio of expenses (prior
     to reimbursements)
    to average net assets*                     1.11%           1.09%           1.11%           1.09%           1.15%
  Ratio of net investment
      income (loss)
   (prior to reimbursements)
      to average net assets*                   1.30%           1.27%           0.80%           0.29%           0.91%
  Portfolio turnover                         245.24%         127.03%          72.32%          45.16%          49.12%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

See  notes  to  financial  statements.

                                        118
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                             FEDERATED  GVIT  HIGH  INCOME  BOND  FUND
                                                                         CLASS  I  SHARES
                                        -------------------------------------------------------------------------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2002          2001 (A)          2000            1999            1998
                                        -------------   ------------    -------------    -------------   --------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                   $        7.44   $        7.89   $        9.52   $       10.04   $       10.12
                                         -------------   ------------    -------------    -------------   --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                    0.61            0.76            0.89            0.83            0.66
  Net realized and unrealized gains
     (losses) on investments                     (0.38)          (0.45)          (1.62)          (0.52)          (0.08)
                                         -------------   ------------    -------------    -------------   --------------
    Total investment activities                   0.23            0.31           (0.73)           0.31            0.58
                                         -------------   ------------    -------------    -------------   --------------
DISTRIBUTIONS:
  Net investment income                          (0.61)          (0.76)          (0.89)          (0.83)          (0.66)
  Tax return of capital                             --              --           (0.01)             --              --
                                         -------------   ------------    -------------    -------------   --------------
    Total distributions                          (0.61)          (0.76)          (0.90)          (0.83)          (0.66)
                                         -------------   ------------    -------------    -------------   --------------
NET ASSET VALUE --
   END OF PERIOD                         $        7.06   $        7.44   $        7.89   $        9.52   $       10.04
                                         =============   =============   =============   =============   ==============
Total Return                                      3.23%           4.22%         (8.28%)           3.19%           5.80%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)     $     162,733   $     114,022   $      78,631   $      64,754   $      36,630
  Ratio of expenses to
      average net assets                          0.97%           0.95%           0.95%           0.95%           0.95%
  Ratio of net investment
     income (loss)
   to average net assets                          8.82%           9.96%          10.44%           8.81%           7.88%
  Ratio of expenses
      (prior to reimbursements)
    to average net assets*                        0.97%           1.03%           1.12%           1.15%           1.12%
  Ratio of net investment income (loss)
   (prior to reimbursements)
      to average net assets*                      8.82%           9.88%          10.27%           8.61%           7.71%
  Portfolio turnover                             30.59%          31.64%          18.12%          22.04%          24.25%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

See  notes  to  financial  statements.

                                        119
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                             MAS  GVIT  MULTI  SECTOR  BOND  FUND
                                                                       CLASS  I  SHARES
                                         ----------------------------------------------------------------------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2002          2001 (A)          2000            1999            1998
NET ASSET VALUE --
   BEGINNING OF PERIOD                   $        9.14   $        9.28   $        9.37   $        9.82   $       10.05
                                          -------------   ------------    -------------  -------------   --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                    0.42            0.54            0.61            0.61            0.48
  Net realized and unrealized gains
    (losses) on investments                       0.22           (0.16)          (0.10)          (0.47)          (0.22)
                                          -------------   ------------    -------------  -------------   --------------
    Total investment activities                   0.64            0.38            0.51            0.14            0.26
                                          -------------   ------------    -------------  -------------   --------------
DISTRIBUTIONS:
  Net investment income                          (0.50)          (0.52)          (0.60)          (0.59)          (0.47)
  Net realized gains                                --              --              --              --           (0.01)
  Tax return of capital                             --              --              --              --           (0.01)
                                          -------------   ------------    -------------  -------------   --------------
    Total distributions                          (0.50)          (0.52)          (0.60)          (0.59)          (0.49)
                                          -------------   ------------    -------------  -------------   --------------
NET ASSET VALUE --
   END OF PERIOD                         $        9.28   $        9.14   $        9.28   $        9.37   $        9.82
                                         =============   =============   =============   =============   ==============
Total Return                                      7.21%           4.19%           5.65%           1.56%           2.60%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)     $     209,280   $     177,324   $     132,227   $      72,862   $      36,965
  Ratio of expenses to
      average net assets                          1.01%           0.90%           0.90%           0.90%           0.90%
  Ratio of net investment
      income (loss)
    to average net assets                         4.61%           5.99%           7.07%           7.03%           6.42%
  Ratio of expenses (prior
     to reimbursements)
    to average net assets*                        1.02%           1.04%           1.09%           1.02%           0.96%
  Ratio of net investment income (loss)
   (prior to reimbursements)
     to average net assets*                       4.60%           5.85%           6.88%           6.91%           6.36%
  Portfolio turnover                            385.94%         340.77%         399.03%         242.89%         287.69%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

See  notes  to  financial  statements.

                                        120
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                                GVIT  SMALL  CAP  VALUE  FUND
                                                                         CLASS  I  SHARES
                                        -----------------------------------------------------------------------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2002          2001 (A)          2000            1999            1998
                                         -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                   $       10.36   $        8.70   $        9.72   $        9.49   $        9.79
                                         -------------    -------------  --------------  --------------  ---------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                      --              --           (0.02)          (0.02)          (0.01)
  Net realized and unrealized gains
    (losses) on investments                      (2.78)           2.44            1.06            2.38           (0.29)
                                         -------------    -------------  --------------  --------------  ---------------
    Total investment activities                  (2.78)           2.44            1.04            2.36           (0.30)
                                         -------------    -------------  --------------  --------------  ---------------
DISTRIBUTIONS:
  Net realized gains                             (0.21)          (0.78)          (2.06)          (2.13)             --
                                         -------------    -------------  --------------  --------------  ---------------
    Total distributions                          (0.21)          (0.78)          (2.06)          (2.13)             --
                                         -------------    -------------  --------------  --------------  ---------------
NET ASSET VALUE --
   END OF PERIOD                         $        7.37   $       10.36   $        8.70   $        9.72   $        9.49
                                         =============   =============   =============   =============   ==============
Total Return                                   (27.16%)          28.28%          11.20%          27.84%         (3.06%)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)     $     467,165   $     697,860   $     280,110   $     131,929   $      50,439
  Ratio of expenses to
    average net assets                            1.11%           1.05%           1.05%           1.05%           1.05%
  Ratio of net investment
    income (loss)
    to average net assets                         0.01%           0.04%         (0.31%)         (0.28%)         (0.21%)
  Ratio of expenses (prior to
      reimbursements)
    to average net assets*                        1.11%           1.15%           1.20%           1.27%           1.33%
  Ratio of net investment income (loss)
   (prior to reimbursements)
      to average net assets*                      0.01%         (0.06%)         (0.46%)         (0.50%)         (0.49%)
  Portfolio turnover (g)                        127.77%         164.87%         181.85%         270.26%         283.65%




                                             CLASS II SHARES    CLASS III SHARES
                                              PERIOD ENDED        PERIOD ENDED
                                              DECEMBER 31,        DECEMBER 31,
                                                2002 (B)            2002 (C)
                                            ----------------   ------------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                      $          10.26   $           10.48
                                            ----------------   ------------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                            --                  --
  Net realized and unrealized gains
     (losses) on investments                           (2.68)              (2.89)
                                            ----------------   ------------------
    Total investment activities                        (2.68)              (2.89)
                                            ----------------   ------------------
DISTRIBUTIONS:
  Net realized gains                                   (0.21)              (0.21)
                                            ----------------   ------------------
    Total distributions                                (0.21)              (0.21)
                                            ----------------   ------------------
NET ASSET VALUE --
   END OF PERIOD                            $           7.37   $            7.38
                                            ================   ==================
Total Return                                     (26.46%) (d)        (27.88%) (d)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)        $          1,472   $              63
  Ratio of expenses to average net assets           1.32% (e)           1.07% (e)
  Ratio of net investment income (loss)
   to average net assets                            0.13% (e)           0.60% (e)
  Ratio of expenses (prior
     to reimbursements)
    to average net assets*                                (f)                 (f)
  Ratio of net investment
     income (loss)
   (prior to reimbursements) to
     average net assets*                                  (f)                 (f)
  Portfolio turnover (g)                              127.77%             127.77%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(c) For the period from May 3, 2002 (commencement of operations) through December 31, 2002.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.


                                        121
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                             GVIT  SMALL  CAP  GROWTH  FUND
                              -------------------------------------------------------------------------------------------
                                                                                               CLASS  II       CLASS  III
                                                      CLASS  I  SHARES                           SHARES           SHARES
                              -------------------------------------------------------------   -------------    ------------
                                YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                   2002          2001 (A)          2000          1999 (B)        2002 (C)        2002 (D)
NET ASSET VALUE --
   BEGINNING
   OF PERIOD                  $       14.48   $       16.24   $       19.69   $       10.00   $       13.59   $       10.95
                              -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT
   ACTIVITIES:
  Net investment
     income (loss)                    (0.11)          (0.07)          (0.02)          (0.01)          (0.04)          (0.04)
  Net realized and
   Unrealized gains
   (losses) on
    investments                       (4.71)          (1.69)          (3.10)          10.48           (3.92)          (1.29)
                              -------------   -------------   -------------   -------------   -------------   -------------
    Total investment
      activities                      (4.82)          (1.76)          (3.12)          10.47           (3.96)          (1.33)
                              -------------   -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS:
  Net realized gains                     --              --           (0.33)          (0.78)             --              --
                              -------------   -------------   -------------   -------------   -------------   -------------
    Total distributions                  --              --           (0.33)          (0.78)             --              --
                              -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE --
 END OF PERIOD                $        9.66   $       14.48   $       16.24   $       19.69   $        9.63   $        9.62
                              =============   =============   =============   =============   =============   =============
Total Return                        (33.29%)        (10.84%)        (16.17%)     105.01% (e)    (29.14%) (e)    (12.15%) (e)
RATIOS/SUPPLEMENTAL
   DATA:
  Net Assets, at end
     of period (000)          $     100,308   $     143,982   $      93,891   $      19,541   $       1,652   $          17
  Ratio of expenses to
     average net assets                1.35%           1.30%           1.30%       1.30% (f)       1.63% (f)       1.27% (f)
  Ratio of
     net investment
      income (loss)
      to average
     net assets                      (1.03%)         (0.65%)         (0.22%)     (0.24%) (f)     (1.33%) (f)     (0.94%) (f)
  Ratio of expenses
     (prior to
     reimbursements) to
     average net assets*               1.35%           1.43%           1.60%       3.40% (f)             (g)             (g)
  Ratio of
     net investment
     income (loss)
   (prior to
     reimbursements)
     to average net assets*          (1.03%)         (0.78%)         (0.52%)     (2.34%) (f)             (g)             (g)
  Portfolio turnover (h)             165.97%         124.61%         182.48%         130.98%         165.97%         165.97%

----------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from May 1, 1999 (commencement of operations) through December 31, 1999.
(c) For the period from March 7, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from July 5, 2002 (commencement of operations) through December 31, 2002.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.


                                        122
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                       GARTMORE  GVIT  WORLDWIDE  LEADERS  FUND
                                                                 CLASS  I  SHARES
                                      -----------------------------------------------------------------------------
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           2002          2001 (A)          2000            1999            1998
                                      -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                $        9.28   $       11.65   $       13.89   $       11.75   $       10.10
                                      -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                (0.04)           0.07            0.13            0.07            0.11
  Net realized and unrealized gains
     (losses) on investments                  (2.29)          (2.26)          (1.81)           2.60            1.81
                                      -------------   -------------   -------------   -------------   -------------
    Total investment activities               (2.33)          (2.19)          (1.68)           2.67            1.92
                                      -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS:
  Net investment income                       (0.08)          (0.18)          (0.11)          (0.05)          (0.19)
  Net realized gains                             --              --           (0.44)          (0.48)          (0.08)
  Tax return of capital                       (0.02)             --           (0.01)             --              --
                                      -------------   -------------   -------------   -------------   -------------
    Total distributions                       (0.10)          (0.18)          (0.56)          (0.53)          (0.27)
                                      -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE --
   END OF PERIOD                      $        6.85   $        9.28   $       11.65   $       13.89   $       11.75
                                      =============   =============   =============   =============   =============
Total Return                                (25.39%)        (18.81%)        (12.32%)          22.92%          19.14%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)  $      26,467   $      70,469   $      81,359   $      60,840   $      21,527
  Ratio of expenses to
     average net assets                        1.32%           1.20%           1.20%           1.20%           1.20%
  Ratio of net investment
     Income  (loss) to average
      net assets                               0.29%           0.66%           1.01%           0.31%           0.66%
  Ratio of expenses (prior to
     reimbursements) to average
     net assets*                               1.32%           1.30%           1.42%           1.54%           1.46%
  Ratio of net investment
     income (loss)
     (prior to reimbursements) to
     average net assets*                       0.29%           0.56%           0.79%         (0.03%)           0.40%
  Portfolio turnover                         529.97%         128.06%         184.98%          79.22%          59.01%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

See  notes  to  financial  statements.


                                        123
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                              DREYFUS  GVIT  MID  CAP  INDEX  FUND
                                                                        CLASS  I  SHARES
                                      -----------------------------------------------------------------------------
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           2002          2001 (A)          2000            1999            1998
                                      -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
BEGINNING OF PERIOD                   $       13.17   $       13.55   $       12.32   $       10.92   $        9.94
                                      -------------   -------------   -------------   -------------   --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                 0.04            0.07            0.07            0.05            0.09
  Net realized and unrealized
    gains (losses)
   on investments                             (2.05)          (0.25)           1.79            2.21            0.98
                                      -------------   -------------   -------------   -------------   --------------
    Total investment activities               (2.01)          (0.18)           1.86            2.26            1.07
                                      -------------   -------------   -------------   -------------   --------------
DISTRIBUTIONS:
  Net investment income                       (0.04)          (0.07)          (0.09)          (0.03)          (0.08)
  Net realized gains                          (0.10)          (0.13)          (0.54)          (0.83)             --
  Tax return of capital                          --              --              --              --           (0.01)
                                      -------------   -------------   -------------   -------------   --------------
    Total distributions                       (0.14)          (0.20)          (0.63)          (0.86)          (0.09)
                                      -------------   -------------   -------------   -------------   --------------
NET ASSET VALUE --
 END OF PERIOD                        $       11.02   $       13.17   $       13.55   $       12.32   $       10.92
                                      =============   =============   =============   =============   ==============
Total Return                                (15.30%)         (1.30%)          15.21%          20.92%          10.81%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)  $     285,970   $     257,623   $     145,350   $      20,259   $      10,849
  Ratio of expenses to average
     net assets                                0.74%           0.65%           0.65%           1.03%           1.20%
  Ratio of net investment
      income  (loss) to average
     net assets                                0.37%           0.53%           0.68%           0.56%           0.79%
  Ratio of expenses (prior to
     reimbursements)
 to average net assets*                        0.75%           0.78%           0.90%           1.74%           1.54%
  Ratio of net investment
     income (loss)  (prior to
     reimbursements) to average
      net assets*                              0.36%           0.40%           0.43%         (0.15%)           0.45%
  Portfolio turnover (f)                      27.32%          28.43%          83.45%         275.04%         119.37%

                                   CLASS  II  SHARES
                                   -----------------
                                       PERIOD ENDED
                                       DECEMBER 31,
                                         2002 (B)
                                    -----------------
NET ASSET VALUE --
BEGINNING OF PERIOD                   $       13.64
                                      -------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                 0.02
  Net realized and unrealized
    gains (losses)
   on investments                             (2.53)
                                      -------------
    Total investment activities               (2.51)
                                      -------------
DISTRIBUTIONS:
  Net investment income                       (0.03)
  Net realized gains                          (0.10)
  Tax return of capital                          --
                                      -------------
    Total distributions                       (0.13)
                                      -------------
NET ASSET VALUE --
 END OF PERIOD                        $       11.00
                                      =============
Total Return                            (18.44%) (c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)  $       1,232
  Ratio of expenses to average
     net assets                            0.96% (d)
  Ratio of net investment
      income  (loss) to average
     net assets                            0.25% (d)
  Ratio of expenses (prior to
     reimbursements)
 to average net assets*                          (e)
  Ratio of net investment
     income (loss)  (prior to
     reimbursements) to average
      net assets*                                (e)
  Portfolio turnover (f)                      27.32%

------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.


                                        124
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                           TURNER  GVIT  GROWTH  FOCUS  FUND
                                           --------------------------------------------------------------
                                                                                            CLASS  III
                                                         CLASS  I  SHARES                      SHARES
                                           ----------------------------------------------   -------------
                                              YEAR ENDED      YEAR ENDED     PERIOD ENDED    PERIOD ENDED
                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                 2002          2001 (A)        2000 (B)        2002 (C)
                                            -------------   -------------   -------------   -------------
NET ASSET VALUE --
BEGINNING OF PERIOD                         $        3.64   $        5.97   $       10.00   $        2.73
                                            -------------   --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                      (0.04)          (0.02)          (0.01)          (0.01)
  Redemption fees                                    0.01              --              --            0.01
  Net realized and unrealized gains
     (losses) on investments                        (1.53)          (2.31)          (4.02)          (0.63)
                                            -------------   --------------  --------------  --------------
    Total investment activities                     (1.56)          (2.33)          (4.03)          (0.63)
                                            -------------   --------------  --------------  --------------
NET ASSET VALUE --
   END OF PERIOD                            $        2.08   $        3.64   $        5.97   $        2.10
                                            =============   =============   =============   =============
Total Return                                      (42.86%)        (39.03%)    (40.30%) (d)    (23.08%) (d)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)        $       3,891   $      13,044   $       5,530   $       2,482
  Ratio of expenses to average net assets            1.06%           1.33%       1.35% (e)       1.13% (e)
  Ratio of net investment income (loss)
     to average net assets                         (0.64%)         (0.77%)     (0.55%) (e)     (0.58%) (e)
  Ratio of expenses (prior
     to reimbursements)
     to average net assets*                          1.06%           1.97%        5.03%(e)             (f)
  Ratio of net investment income (loss)
     (prior to reimbursements)
     to average net assets*                        (0.64%)         (1.41%)     (4.23%) (e)             (f)
  Portfolio turnover (g)                           906.43%        1256.23%         867.40%         906.43%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.
(c) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

                                        125
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING





                                                 GARTMORE  GVIT  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND
                                                 -------------------------------------------------------------
                                                                                                   CLASS  III
                                                                 CLASS  I  SHARES                     SHARES
                                                  ---------------------------------------------    -------------
                                                    YEAR ENDED      YEAR ENDED     PERIOD ENDED    PERIOD ENDED
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2002          2001 (A)        2000 (B)        2002 (C)
                                                  -------------   -------------   -------------   ---------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                            $        4.21   $        7.35   $       10.00   $         3.29
                                                  -------------   -------------   -------------   ---------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                            (0.03)          (0.03)          (0.01)           (0.01)
  Net realized and unrealized gains
     (losses) on investments                              (1.77)          (3.11)          (2.48)           (0.85)
                                                  -------------   -------------   -------------   ---------------
    Total investment activities                           (1.80)          (3.14)          (2.49)           (0.86)
                                                  -------------   -------------   -------------   ---------------
DISTRIBUTIONS:
  Net realized gains                                         --              --           (0.16)              --
  Tax return of capital                                   (0.02)             --              --            (0.02)
                                                  -------------   -------------   -------------   ---------------
    Total distributions                                   (0.02)             --           (0.16)           (0.02)
                                                  -------------   -------------   -------------   ---------------
NET ASSET VALUE --
   END OF PERIOD                                  $        2.39   $        4.21   $        7.35   $         2.41
                                                  =============   =============   =============   ===============
Total Return                                        (42.78%) (g)        (42.72%)    (24.96%) (d)   (26.14%) (d,g)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)              $       7,791   $      15,585   $      12,127   $        5,822
  Ratio of expenses to
       average net assets                                  1.34%           1.35%       1.35% (e)        1.37% (e)
  Ratio of net investment
     income (loss)
     to average net assets                               (0.65%)         (0.88%)     (0.44%) (e)      (3.49%) (e)
  Ratio of expenses (prior
      to reimbursements)
     to average net assets*                                1.39%           2.02%       2.57% (e)        1.79% (e)
  Ratio of net investment
      income (loss)  (prior
      to reimbursements) to average net assets*          (0.70%)         (1.55%)     (1.66%) (e)      (3.91%) (e)
  Portfolio turnover (f)                                 879.28%         894.05%         305.36%          879.28%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.
(c) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(d)  Not  annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) The total returns shown include losses realized on the disposal of investments that were reimbursed by the adviser, which otherwise would have reduced total return by 0.95% for Class I shares and 0.61% for Class III shares.

See  notes  to  financial  statements.


                                        126
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING






                                                  GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND
                                      -----------------------------------------------------------------------------
                                                    CLASS  I  SHARES                       CLASS  III  SHARES
                                      ---------------------------------------------   -----------------------------
                                       PERIOD ENDED    PERIOD ENDED    PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                       DECEMBER 31,    DECEMBER 27,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         2002 (A)      2001 (B)(C)       2000 (D)          2002          2001 (C)
                                      -------------   ------------    -------------   -------------   ---------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                $        9.51   $        9.83   $       10.00   $       10.14   $       10.17
                                      -------------   ------------    -------------   -------------   ---------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                (0.02)          (0.03)             --           (0.03)             --
  Redemption fees                              0.01              --              --            0.01              --
  Net realized and unrealized gains
     (losses) on investments                  (1.31)           0.39           (0.17)          (1.92)          (0.03)
                                      -------------   ------------    -------------   -------------   ---------------
    Total investment activities               (1.32)           0.36           (0.17)          (1.94)          (0.03)
                                      -------------   ------------    -------------   -------------   ---------------
DISTRIBUTIONS:
  Net investment income                          --           (0.02)             --              --              --
                                      -------------   ------------    -------------   -------------   ---------------
    Total distributions                          --           (0.02)             --              --              --
                                      -------------   ------------    -------------   -------------   ---------------
NET ASSET VALUE --
   END OF PERIOD                      $        8.19   $       10.17   $        9.83   $        8.20   $       10.14
                                      =============   =============   =============   =============   =============
Total Return                            (13.88%) (e)       3.67% (e)     (1.70%) (e)        (19.13%)     (0.30%) (e)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)  $         370   $       2,549   $       2,458   $      11,652   $       2,540
  Ratio of expenses to
     average net assets                    1.22% (f)       1.24% (f)       1.00% (f)           1.23%       1.35% (f)
  Ratio of net investment income
     (loss) to average
     net assets                          (0.25%) (f)     (0.32%) (f)     (1.00%) (f)         (0.37%)     (1.13%) (f)
  Ratio of expenses (prior to
     reimbursements)
     to average net assets*                      (g)        5.51%(f)      28.69% (f)           1.24%       1.35% (f)
  Ratio of net investment
     income (loss)
     (prior to reimbursements)
     to average net assets*                      (g)     (4.59%) (f)    (28.69%) (f)         (0.38%)     (1.13%) (f)
  Portfolio turnover (h)                     764.93%         892.96%           0.00%         764.93          892.96%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from May 6, 2002 (recommencement of sales to public) through December 31, 2002.
(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c) Class I shares were exchanged into Class III shares effective December 28, 2001.
(d) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

                                        127
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                GARTMORE  GVIT  NATIONWIDE  LEADERS  FUND
                                                -----------------------------------------
                                                CLASS  I                CLASS  III
                                                 SHARES                    SHARES
                                                ------------    ----------------------------
                                                PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  2002 (A)          2002          2001 (B)
                                                ------------   -------------   ---------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                         $       11.20   $       10.08   $       10.00
                                                ------------   -------------   ---------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                          0.03            0.04               --
  Redemption fees                                       0.02            0.02               --
  Net realized and unrealized gains
     (losses) on investments                           (1.75)          (0.64)           0.08
                                                ------------   -------------   ---------------
    Total investment activities                        (1.70)          (0.58)           0.08
                                                ------------   -------------   ---------------
DISTRIBUTIONS:
  Net investment income                                (0.06)          (0.06)             --
                                                ------------   -------------   ---------------
    Total distributions                                (0.06)          (0.06)             --
                                                ------------   -------------   ---------------
NET ASSET VALUE --
   END OF PERIOD                               $        9.44   $        9.44   $       10.08
                                               =============   =============   ==============
Total Return                                     (15.17%) (c)         (5.78%)       0.80% (c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)           $         247   $       8,463   $       1,008
  Ratio of expenses to average net assets           1.12% (d)           1.15%       1.25% (d)
  Ratio of net investment income (loss)
      to average net assets                         1.03% (d)           0.80%     (0.16%) (d)
  Ratio of expenses (prior to reimbursements)
     to average net assets*                               (e)           1.16%      20.55% (d)
  Ratio of net investment
      income (loss)
     (prior to reimbursements)
     to average net assets*                               (e)           0.79%    (19.46%) (d)
  Portfolio turnover (f)                              105.28%         105.28%           0.00%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from May 9, 2002 (recommencement of operations) through December 31, 2002.
(b) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 31, 2001. On the effective date, the net asset value was $10.08 per share.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

                                        128
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                                  GARTMORE  GVIT  EMERGING  MARKETS  FUND
                                             -----------------------------------------------------------------------------
                                                                                               CLASS  II       CLASS  III
                                                            CLASS  I  SHARES                     SHARES          SHARES
                                             ----------------------------------------------   ------------    -------------
                                                YEAR ENDED      YEAR ENDED     PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                   2002          2001 (A)        2000 (B)        2002 (C)        2002 (D)
                                             --------------   -------------   -------------   -------------   -------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                        $        7.08   $        7.51   $       10.00   $        7.71   $        7.90
                                             --------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                         0.05            0.06              --            0.01            0.01
  Redemption fees                                      0.01              --              --            0.01            0.01
  Net realized and unrealized
     gains  (losses) on
      investments                                     (1.14)          (0.45)          (2.48)          (1.73)          (1.91)
                                             --------------   -------------   -------------   -------------   -------------
    Total investment
     activities                                       (1.08)          (0.39)          (2.48)          (1.71)          (1.89)
                                             --------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS:
  Net investment income                               (0.01)          (0.04)          (0.01)          (0.01)          (0.02)
                                             --------------   -------------   -------------   -------------   -------------
    Total distributions                               (0.01)          (0.04)          (0.01)          (0.01)          (0.02)
                                             --------------   -------------   -------------   -------------   -------------
NET ASSET VALUE --
    END OF PERIOD                             $        5.99   $        7.08   $        7.51   $        5.99   $        5.99
                                              =============   =============   =============   =============   ==============
Total Return                                        (15.23%)         (5.18%)    (24.83%) (e)    (22.23%) (e)    (23.99%) (e)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)          $      10,005   $      15,974   $       3,991   $         454   $      11,435
  Ratio of expenses to
     average net assets                                1.43%           1.70%       1.75% (f)       1.71% (f)       1.39% (f)
  Ratio of net investment
     income (loss)
     to average net assets                             0.63%           0.57%     (0.21%) (f)       0.44% (f)       0.61% (f)
  Ratio of expenses (prior to
     reimbursements)
     to average net assets*                              (g)           2.39%        4.09%(f)             (g)             (g)
  Ratio of net investmen
     income (loss) (prior to
     reimbursements) to average net assets*              (g)         (0.12%)     (2.55%) (f)             (g)             (g)
  Portfolio turnover (h)                             219.84%         140.18%          43.33%         219.84%         219.84%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(c) For the period from March 4, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(e)  Not  annualized.
(f)  Annualized.
(g)  There  were  no  fee  reductions  during  the  period.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.


                                        129
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                GARTMORE  GVIT  INTERNATIONAL  GROWTH  FUND
                                      ------------------------------------------------------------
                                                                                       CLASS  III
                                                     CLASS  I  SHARES                    SHARES
                                      ---------------------------------------------   -------------
                                        YEAR ENDED      YEAR ENDED     PERIOD ENDED    PERIOD ENDED
                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           2002          2001 (A)        2000 (B)        2002 (C)
                                      -------------   -------------   -------------   --------------
NET ASSET VALUE --
    BEGINNING OF PERIOD               $        6.14   $        8.62   $       10.00   $        5.95
                                      -------------   -------------   -------------   --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                 0.01            0.01           (0.01)          (0.01)
  Redemption fees                              0.01              --              --            0.01
  Net realized and unrealized gains
     (losses) on investments                  (1.50)          (2.47)          (1.37)          (1.28)
                                      -------------   -------------   -------------   --------------
    Total investment activities               (1.48)          (2.46)          (1.38)          (1.28)
                                      -------------   -------------   -------------   --------------
DISTRIBUTIONS:
  Net investment income                          --           (0.02)             --              --
                                      -------------   -------------   -------------   --------------
    Total distributions                          --           (0.02)             --              --
                                      -------------   -------------   -------------   --------------
NET ASSET VALUE --
   END OF PERIOD                      $        4.66   $        6.14   $        8.62   $        4.67
                                      =============   =============   =============   ==============
Total Return                                (24.10%)        (28.65%)    (13.70%) (d)    (21.51%) (d)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)  $       6,859   $       9,448   $       9,239   $       2,232
  Ratio of expenses to
     average net assets                        1.29%           1.58%        1.60%(e)        1.32%(e)
  Ratio of net investment
     income (loss) to average
      net assets                               0.53%           0.05%     (0.17%) (e)       0.08% (e)
  Ratio of expenses (prior
     to reimbursements) to average
      net assets*                              1.33%           2.69%       2.88% (e)             (f)
  Ratio of net investment
     income (loss) (prior to
      reimbursements) to average
     net assets*                               0.49%         (1.06%)     (1.45%) (e)             (f)
  Portfolio turnover (g)                     257.38%         245.96%          93.02%         257.38%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(b) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(c) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(d)  Not  annualized.
(e)  Annualized.
(f)  There  were  no  fee  reductions  during  the  period.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.

                                        130
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING





                                                                   GARTMORE                        GARTMORE
                                                                 GVIT INVESTOR                   GVIT INVESTOR
                                                                   DESTINATIONS                   DESTINATIONS
                                                                 AGGRESSIVE  FUND         MODERATELY  AGGRESSIVE  FUND
                                                          -----------------------------   -----------------------------
                                                            YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                           DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                               2002          2001 (A)          2002          2001 (A)
                                                          -------------   -------------   -------------   --------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                                    $       10.11   $       10.00   $       10.09   $       10.00
                                                          -------------   -------------   -------------   --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                     0.09            0.02            0.12            0.02
  Net realized and unrealized
    gains (losses) on investments                                 (1.96)           0.11           (1.59)           0.09
                                                          -------------   -------------   -------------   --------------
    Total investment activities                                   (1.87)           0.13           (1.47)           0.11
                                                          -------------   -------------   -------------   --------------
DISTRIBUTIONS:
  Net investment income                                           (0.09)          (0.02)          (0.12)          (0.02)
  Net realized gains                                                 --              --           (0.01)             --
                                                          -------------   -------------   -------------   --------------
    Total distributions                                           (0.09)          (0.02)          (0.13)          (0.02)
                                                          -------------   -------------   -------------   --------------
NET ASSET VALUE --
END OF PERIOD                                             $        8.15   $       10.11   $        8.49   $       10.09
                                                          =============   =============   =============   ==============
Total Return                                                    (18.50%)       1.31% (b)        (14.59%)       1.12% (b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                      $      19,493   $         506   $      71,962   $         505
  Ratio of expenses to
     average net assets                                            0.56%       0.61% (c)           0.56%       0.61% (c)
  Ratio of net investment  income
      (loss) to  average net assets                                1.41%       4.36% (c)           1.89%       4.56% (c)
  Ratio of expenses (prior to
     reimbursements)  to average net assets*                         (d)      24.83% (c)             (d)      24.85% (c)
  Ratio of net investment income (loss)
      (prior  to reimbursements) to average net assets*              (d)    (19.86%) (c)             (d)    (19.68%) (c)
  Portfolio turnover                                             111.74%          10.90%          43.38%          11.10%


                                                                   GARTMORE
                                                                 GVIT INVESTOR
                                                                  DESTINATIONS
                                                                  MODERATE  FUND
                                                           -----------------------------
                                                            YEAR ENDED     PERIOD ENDED
                                                           DECEMBER 31,    DECEMBER 31,
                                                               2002          2001 (A)
                                                          -------------   ---------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                                    $       10.06   $       10.00
                                                          -------------   ---------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                     0.15            0.02
  Net realized and unrealized
    gains (losses) on investments                                 (1.11)           0.06
                                                          -------------   ---------------
    Total investment activities                                   (0.96)           0.08
                                                          -------------   ---------------
DISTRIBUTIONS:
  Net investment income                                           (0.15)          (0.02)
  Net realized gains                                              (0.01)             --
                                                          -------------   ---------------
    Total distributions                                           (0.16)          (0.02)
                                                          -------------   ---------------
NET ASSET VALUE --
END OF PERIOD                                             $        8.94   $       10.06
                                                          =============   ==============
Total Return                                                     (9.60%)       0.84% (b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                      $     165,555   $         504
  Ratio of expenses to
     average net assets                                            0.56%       0.61% (c)
  Ratio of net investment  income
      (loss) to  average net assets                                2.41%       4.42% (c)
  Ratio of expenses (prior to
     reimbursements)  to average net assets*                         (d)      24.86% (c)
  Ratio of net investment income (loss)
      (prior  to reimbursements) to average net assets*              (d)    (19.83%) (c)
  Portfolio turnover                                              21.58%           0.74%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  The  were  no  fee  reductions  during  the  period.

See  notes  to  financial  statements.


                                        131
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                              GARTMORE                           GARTMORE
                                      GVIT  INVESTOR  DESTINATIONS     GVIT  INVESTOR  DESTINATIONS
                                      MODERATELY  CONSERVATIVE  FUND       CONSERVATIVE  FUND
                                      ------------------------------   -----------------------------
                                        YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           2002          2001 (A)          2002          2001 (A)
                                      -------------   -------------   -------------   --------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                $       10.04   $       10.00   $       10.01   $       10.00
                                      -------------   -------------   -------------   --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                 0.18            0.03            0.21            0.02
  Net realized and unrealized gains
     (losses) on investments                  (0.60)           0.04           (0.18)           0.01
                                      -------------   -------------   -------------   --------------
    Total investment activities               (0.42)           0.07            0.03            0.03
                                      -------------   -------------   -------------   --------------
DISTRIBUTIONS:
  Net investment income                       (0.18)          (0.03)          (0.21)          (0.02)
  Net realized gains                          (0.01)             --              --              --
                                      -------------   -------------   -------------   --------------
    Total distributions                       (0.19)          (0.03)          (0.21)          (0.02)
                                      -------------   -------------   -------------   --------------
NET ASSET VALUE --
   END OF PERIOD                      $        9.43   $       10.04   $        9.83   $       10.01
                                      =============   =============   =============   ==============
Total Return                                 (4.15%)       0.65% (b)           0.40%       0.34% (b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end
      of period (000)                 $      95,669   $         503   $      90,358   $         502
  Ratio of expenses to
      average net assets                       0.56%       0.61% (c)           0.56%       0.61% (c)
  Ratio of net investment income
     (loss) to average
     net assets                                2.96%       4.56% (c)           3.30%       4.39% (c)
  Ratio of expenses (prior
     to reimbursements)
     to average net assets*                      (d)      24.88% (c)             (d)      24.89% (c)
  Ratio of net investment
      income (loss)
     (prior to reimbursements)
     to average net assets*                      (d)    (19.71%) (c)             (d)    (19.89%) (c)
  Portfolio turnover                          35.19%           0.60%          28.70%           0.40%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from December 12, 2001 (commencement of operations) through December 31, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d)  The  were  no  fee  reductions  during  the  period.

See  notes  to  financial  statements.


                                        132
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                                       GARTMORE  GVIT  U.S.  GROWTH  LEADERS  FUND
                                                     -------------------------------------------------
                                                           CLASS  I              CLASS  III
                                                           SHARES                  SHARES
                                                     -----------------  ------------------------------
                                                         PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                         DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                           2002 (A)          2002          2001 (B)
                                                      ---------------   ------------    ---------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                                  $        8.64   $        9.92   $       10.00
                                                      ---------------   ------------    ---------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                  (0.02)          (0.05)             --
  Redemption fees                                                0.01            0.01              --
  Net realized and unrealized gains
     (losses) on investments                                    (1.07)          (2.30)          (0.08)
                                                      ---------------   ------------    ---------------
      Total investment activities                               (1.08)          (2.34)          (0.08)
                                                      ---------------   ------------    ---------------
NET ASSET VALUE --
   END OF PERIOD                                        $        7.56   $        7.58   $        9.92
                                                        =============   =============   ===============
Total Return                                              (12.50%) (c)        (23.59%)     (0.80%) (c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                    $         476   $       6,501   $       2,976
  Ratio of expenses to average net assets                    1.16% (d)           1.10%       1.25% (d)
  Ratio of net investment income
     (loss) to average net assets                          (0.56%) (d)         (0.64%)     (0.40%) (d)
  Ratio of expenses (prior to reimbursements)
     to average net assets*                                        (e)             (e)       7.56% (d)
  Ratio of net investment income (loss)
     (prior to reimbursements) to average net assets*              (e)             (e)     (6.71%) (d)
  Portfolio turnover (f)                                       754.41%         754.41%           9.71%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from June 3, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $9.92 per share.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.


                                        133
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                          GARTMORE  GVIT  GLOBAL  UTILITIES  FUND
                                                        -------------------------------------------
                                                          CLASS  I
                                                           SHARES             CLASS  III  SHARES
                                                        --------------   -----------------------------
                                                         PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                         DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                           2002 (A)          2002          2001 (B)
                                                        --------------  --------------  --------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                                  $        8.38   $       10.01   $       10.00
                                                        --------------  --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                   0.08            0.12              --
  Redemption fees                                                0.01            0.01              --
  Net realized and unrealized gains
     (losses) on investments                                    (0.96)          (2.62)           0.01
                                                        --------------  --------------  --------------
     Total investment activities                                (0.87)          (2.49)           0.01
                                                        --------------  --------------  --------------
DISTRIBUTIONS:
  Net investment income                                         (0.09)          (0.09)             --
                                                        --------------  --------------  --------------
    Total distributions                                         (0.09)          (0.09)             --
                                                        --------------  --------------  --------------
NET ASSET VALUE --
   END OF PERIOD                                        $        7.42   $        7.43   $       10.01
                                                        =============   =============   ==============
Total Return                                              (10.36%) (c)        (24.85%)       0.10% (c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                    $         169   $       3,571   $       3,002
  Ratio of expenses to average net assets                    1.20% (d)           1.10%       1.15% (d)
  Ratio of net investment income (loss)
     to average net assets                                   1.83% (d)           1.79%     (0.12%) (d)
  Ratio of expenses (prior to reimbursements)
     to average net assets*                                        (e)           1.11%       8.45% (d)
  Ratio of net investment income (loss)
     (prior to reimbursements) to average net assets*              (e)           1.78%     (7.42%) (d)
  Portfolio turnover (f)                                       153.83%         153.83%           0.00%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.01 per share.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.


                                        134
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING





                                                     GARTMORE  GVIT  GLOBAL  FINANCIAL  SERVICES  FUND
                                                     --------------------------------------------------
                                                         CLASS  I
                                                           SHARES             CLASS  III  SHARES
                                                     ----------------   --------------------------------
                                                         PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                         DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                           2002 (A)          2002          2001 (B)
                                                        -------------   ------------   ---------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                                  $       10.23   $       10.13   $       10.00
                                                        -------------   ------------   ---------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                     --            0.04              --
  Redemption fees                                                0.01            0.01              --
  Net realized and unrealized gains
     (losses) on investments                                    (1.27)          (1.21)           0.13
                                                        -------------   ------------   ---------------
     Total investment activities                                (1.26)          (1.16)           0.13
                                                        -------------   ------------   ---------------
DISTRIBUTIONS:
  Net investment income                                         (0.01)          (0.01)             --
                                                        -------------   ------------   ---------------
    Total distributions                                         (0.01)          (0.01)             --
                                                        -------------   ------------   ---------------
NET ASSET VALUE --
   END OF PERIOD                                        $        8.96   $        8.96   $       10.13
                                                        =============   =============   ==============
Total Return                                              (12.26%) (c)        (11.41%)       1.32% (c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000)                    $         218   $       6,009   $       3,041
  Ratio of expenses to average net assets                    1.37% (d)           1.31%       1.35% (d)
  Ratio of net investment income (loss)
     to average net assets                                   0.30% (d)           0.66%       0.33% (d)
  Ratio of expenses (prior to reimbursements)
     to average net assets*                                        (e)             (e)       8.56% (d)
  Ratio of net investment income (loss)
     (prior to reimbursements) to average net assets*              (e)             (e)     (6.88%) (d)
  Portfolio turnover (f)                                       211.21%         211.21%           0.00%

----------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.13 per share.
(c)  Not  annualized.
(d)  Annualized.
(e)  There  were  no  fee  reductions  during  the  period.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See  notes  to  financial  statements.


                                        135
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

1.  ORGANIZATION

Gartmore Variable Insurance Trust ("GVIT" or the "Trust") is an open-end management investment company. GVIT was organized as a Massachusetts business trust as of June 30, 1981 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). On December 31, 2002, the Trust had authorized an unlimited number of shares of beneficial interest ("shares") without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, "Nationwide") have purchased shares of the Trust's series. The Trust operates thirty (30) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Funds listed below (individually a "Fund", collectively the "Funds"):

     Gartmore  GVIT  Total  Return  Fund  ("Total  Return")
     Gartmore  GVIT  Growth  Fund  ("Growth")
     Gartmore  GVIT  Government  Bond  Fund  ("Government  Bond")
     GVIT  Small  Company  Fund  ("Small  Company")
     Gartmore  GVIT  Money  Market  Fund  ("Money  Market")
     Gartmore  GVIT  Money  Market  Fund  II  ("Money  Market  II")
     J.P.  Morgan  GVIT  Balanced  Fund  ("Balanced")
     Strong  GVIT  Mid  Cap  Growth  Fund  ("Mid  Cap  Growth")
     Nationwide  GVIT  Strategic  Value  Fund  ("Strategic  Value")
     Comstock  GVIT  Value  Fund  ("Value")
     Federated  GVIT  High  Income  Bond  Fund  ("High  Income  Bond")
     MAS  GVIT  Multi  Sector  Bond  Fund  ("Multi  Sector  Bond")
     GVIT  Small  Cap  Value  Fund  ("Small  Cap  Value")
     GVIT  Small  Cap  Growth  Fund  ("Small  Cap  Growth")
     Gartmore  GVIT  Worldwide  Leaders  Fund  ("Worldwide  Leaders")
     Dreyfus  GVIT  Mid  Cap  Index  Fund  ("Mid  Cap  Index")
     Turner  GVIT  Growth  Focus  Fund  ("Growth  Focus")
     Gartmore GVIT Global Technology and Communications Fund ("Global Technology and Communications")
     Gartmore  GVIT  Global  Health  Sciences  Fund  ("Global  Health Sciences")
     Gartmore  GVIT  Nationwide  Leaders  Fund  ("Nationwide  Leaders")
     Gartmore  GVIT  Emerging  Markets  Fund  ("Emerging  Markets")
     Gartmore  GVIT  International  Growth  Fund  ("International  Growth")
     Gartmore GVIT Investor Destinations Aggressive Fund ("Aggressive") Gartmore GVIT Investor Destinations Moderately Aggressive Fund ("Moderately Aggressive")
     Gartmore  GVIT  Investor  Destinations  Moderate  Fund  ("Moderate")
     Gartmore GVIT Investor Destinations Moderately Conservative Fund ("Moderately Conservative")
     Gartmore  GVIT  Investor  Destinations  Conservative  Fund ("Conservative")
     Gartmore  GVIT  U.S.  Growth  Leaders  Fund  ("US  Growth  Leaders")
     Gartmore  GVIT  Global  Utilities  Fund  ("Global  Utilities")
     Gartmore  GVIT Global Financial Services Fund ("Global Financial Services")

The Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative Funds (collectively the "Investor Destinations Funds") are constructed as "fund of funds," which means that they pursue their investment objectives primarily by allocating their investments among other mutual funds (the "Underlying Funds"). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Investor Destinations Funds, except for the Aggressive Fund, may also invest in a non-registered fixed interest contract issued by Nationwide Life Insurance Company up to each Fund's designated limit.


                                        136
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002

2.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)  SECURITY  VALUATION

Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

Investments of the Money Market and Money Market II Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Shares of the Underlying Funds in which the Investor Destinations Funds invest are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds generally value securities and assets at value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate), and current day net purchase or redemption.

(B)  REPURCHASE  AGREEMENTS

The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

(C)  FOREIGN  CURRENCY  TRANSACTIONS

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expense are translated at the prevailing rate of exchange on the respective date of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.



                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002

(D)  RISKS  ASSOCIATED  WITH  FOREIGN  SECURITIES  AND  CURRENCIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. Such


                                        137
--------------------------------------------------------------------------------
risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(E)  FORWARD  FOREIGN  CURRENCY  CONTRACTS

Certain Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(F)  FUTURES  CONTRACTS

Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(G)  WRITTEN  OPTIONS  CONTRACTS

Certain Funds may write options contracts. A written option obligates the Funds to deliver a call, or to receive a put, at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the fiscal year ended December 31, 2002, Mid Cap Growth and Value has a realized gain of $27,073 and $13,553, respectively, on written options.

The  following  is  a  summary  of  the  written  option  activity:

                                MID CAP GROWTH                  VALUE

                              NUMBER                     NUMBER
CONTRACTS                  OF CONTRACTS    PREMIUM    OF CONTRACTS    PREMIUM
------------------------------------------------------------------------------
Outstanding at 12/13/2001             -   $       -              -   $      -
Options written . . . . .           470     243,883            245     27,082
Options expired . . . . .             -           -           (105)   (10,025)
Options closed. . . . . .          (470)   (243,883)          (140)   (17,057)
--------------------------------------------------------------------------------
Outstanding at 12/13/2002             -   $       -              -   $      -
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002

(H)  MORTGAGE  DOLLAR  ROLLS

Certain Funds may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage


                                        138
--------------------------------------------------------------------------------
dollar rolls are referred to as TBA's on the Statement of Investments of the applicable funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

(I)  SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(J)  FEDERAL  INCOME  TAXES

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The  tax  character  of distributions paid during the fiscal year ended December
31,  2002,  was  as  follows:

                                       DISTRIBUTIONS  PAID  FROM
                                       -------------------------                                    TOTAL
                                       ORDINARY    NET LONG TERM   TOTAL TAXABLE     RETURN     DISTRIBUTIONS
FUND                                    INCOME     CAPITAL GAINS   DISTRIBUTIONS   OF CAPITAL        PAID
--------------------------------------------------------------------------------------------------------------

Total Return . . . . . . . . . . . .  $12,481,208  $            -  $   12,481,208  $         -  $   12,481,208
Growth . . . . . . . . . . . . . . .            -               -               -            -               -
Government Bond. . . . . . . . . . .   75,099,113      14,716,743      89,815,856            -      89,815,856
Small Company. . . . . . . . . . . .            -               -               -            -               -
Money Market . . . . . . . . . . . .   36,191,501               -      36,191,501            -      36,191,501
Money Market II. . . . . . . . . . .      394,039               -         394,039            -         394,039
Balanced . . . . . . . . . . . . . .    3,279,433               -       3,279,433            -       3,279,433
Mid Cap Growth . . . . . . . . . . .            -               -               -            -               -
Strategic Value. . . . . . . . . . .        5,455               -           5,455            -           5,455
Value. . . . . . . . . . . . . . . .      607,204               -         607,204            -         607,204
High Income Bond . . . . . . . . . .   12,077,873               -      12,077,873            -      12,077,873
Multi Sector Bond. . . . . . . . . .   10,400,483               -      10,400,483            -      10,400,483
Small Cap Value. . . . . . . . . . .   15,435,099               -      15,435,099            -      15,435,099
Small Cap Growth . . . . . . . . . .            -               -               -            -               -
Worldwide Leaders. . . . . . . . . .      542,428               -         542,428      177,521         719,949
Mid Cap Index. . . . . . . . . . . .    1,106,818       2,528,380       3,635,198            -       3,635,198
Growth Focus . . . . . . . . . . . .            -               -               -            -               -
Global Technology and Communications            -               -               -       89,360          89,360
Global Health Sciences . . . . . . .            -               -               -            -               -
Nationwide Leaders . . . . . . . . .       55,931               -          55,931            -          55,931
Emerging Markets . . . . . . . . . .       47,637               -          47,637            -          47,637
International Growth . . . . . . . .            -               -               -            -               -
Aggressive . . . . . . . . . . . . .      100,659              15         100,674            -         100,674
Moderately Aggressive. . . . . . . .      593,438              46         593,484            -         593,484
Moderate . . . . . . . . . . . . . .    1,517,509              76       1,517,585            -       1,517,585
Moderately Conservative. . . . . . .    1,123,807             107       1,123,914            -       1,123,914
Conservative . . . . . . . . . . . .    1,198,158             106       1,198,264            -       1,198,264
US Growth Leaders. . . . . . . . . .            -               -               -            -               -
Global Utilities . . . . . . . . . .       35,702               -          35,702            -          35,702
Global Financial Services. . . . . .        5,771               -           5,771            -           5,771


                                        139
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


                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002

As of December 31, 2002, the components of distributable earnings or accumulated (deficit) on a tax basis was as follows:


                                                                                                                    TOTAL
                                                                                                                DISTRIBUTABLE
                           UNDISTRIBUTED   UNDISTRIBUTED                     ACCUMULATED       UNREALIZED        EARNINGS OR
                              ORDINARY       LONG-TERM      DISTRIBUTIONS    CAPITAL AND      APPRECIATION       ACCUMULATED
FUND                           INCOME      CAPITAL GAINS       PAYABLE       OTHER LOSSES    (DEPRECIATION)*      (DEFICIT)
------------------------------------------------------------------------------------------------------------------------------
Total Return. . . . . . .  $        1,592  $            -  $            -   $(393,780,212)  $   (136,414,399)  $ (530,193,019)
Growth. . . . . . . . . .               -               -               -    (359,965,856)       (21,537,108)    (381,502,964)
Government Bond . . . . .         859,253       1,801,911               -               -         99,852,937      102,514,101
Small Company . . . . . .               -               -               -     (77,584,126)        (2,544,663)     (80,128,789)
Money Market. . . . . . .       2,308,114               -      (2,272,288)         (5,268)                 -           30,558
Money Market II . . . . .          23,952               -         (23,952)            (39)                 -              (39)
Balanced. . . . . . . . .             630               -               -     (22,160,517)       (14,653,891)     (36,813,778)
Mid Cap Growth. . . . . .               -               -               -    (180,254,306)        (1,978,644)    (182,232,950)
Strategic Value . . . . .              23               -               -      (4,225,035)        (2,238,436)      (6,463,448)
Value . . . . . . . . . .              56               -               -     (18,955,474)        (5,196,667)     (24,152,085)
High Income Bond. . . . .          26,539               -               -     (19,881,018)       (12,409,973)     (32,264,452)
Multi Sector Bond . . . .         542,398               -               -      (6,442,704)         1,797,418       (4,102,888)
Small Cap Value . . . . .           2,657               -               -     (94,772,632)      (126,449,174)    (221,219,149)
Small Cap Growth. . . . .               -               -               -     (63,473,407)       (11,774,432)     (75,247,839)
Worldwide Leaders . . . .               -               -               -     (28,934,816)          (474,061)     (29,408,877)
Mid Cap Index . . . . . .           3,386           2,433               -        (324,875)       (66,860,051)     (67,179,107)
Growth Focus. . . . . . .               -               -               -     (13,114,071)          (420,636)     (13,534,707)
Global Technology
     and Communications .               -               -               -     (18,280,395)        (1,203,580)     (19,483,975)
Global Health Sciences. .               -               -               -        (708,223)          (416,974)      (1,125,197)
Nationwide Leaders. . . .              15               -               -        (806,011)          (690,562)      (1,496,558)
Emerging Markets. . . . .           2,411               -               -      (4,173,802)        (2,796,016)      (6,967,407)
International Growth. . .               -               -               -      (5,338,709)          (311,013)      (5,649,722)
Aggressive. . . . . . . .           4,499               -               -        (117,821)        (1,219,734)      (1,333,056)
Moderately Aggressive . .          16,272               -               -         (17,976)        (4,196,182)      (4,197,886)
Moderate. . . . . . . . .          27,692           3,283               -               -         (4,931,599)      (4,900,624)
Moderately Conservative .          36,421           2,649               -               -         (1,456,862)      (1,417,792)
Conservative. . . . . . .          21,012           2,502               -               -            (62,113)         (38,599)
US Growth Leaders . . . .               -               -               -      (1,516,126)           (65,784)      (1,581,910)
Global Utilities. . . . .               3               -               -        (555,011)          (281,387)        (836,395)
Global Financial Services          86,718               -               -         (24,016)          (261,236)        (198,534)

*  The  differences  between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to:
tax  deferral  of  losses  on  wash  sales,  the  difference  between book and tax amortization methods for premium and market discount,  and  the  return  of  capital  adjustments  from  real  estate  investment  trusts.


                                        140
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


                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002

As of December 31, 2002, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:


                                                                           NET UNREALIZED
                            TAX COST OF     UNREALIZED      UNREALIZED      APPRECIATION
FUND                         SECURITIES    APPRECIATION    DEPRECIATION    (DEPRECIATION)
------------------------------------------------------------------------------------------
Total Return. . . . . . .  $1,383,959,137  $ 109,301,462  $(245,715,861)  $  (136,414,399)
Growth. . . . . . . . . .     221,733,337      9,177,849    (30,714,957)      (21,537,108)
Government Bond . . . . .   1,884,693,316    100,983,285     (1,130,348)       99,852,937
Small Company . . . . . .     565,092,718     66,884,770    (69,449,742)       (2,564,972)
Balanced. . . . . . . . .     190,794,534      5,651,965    (20,305,856)      (14,653,891)
Mid Cap Growth. . . . . .      94,057,705      3,597,321     (5,575,965)       (1,978,644)
Strategic Value . . . . .      15,796,153        948,334     (3,186,770)       (2,238,436)
Value . . . . . . . . . .      44,485,211      2,489,676     (7,686,343)       (5,196,667)
High Income Bond. . . . .     171,887,559      5,654,451    (18,064,424)      (12,409,973)
Multi Sector Bond . . . .     232,550,846      8,942,067     (7,186,631)        1,755,436
Small Cap Value . . . . .     594,613,095     23,309,903   (149,759,077)     (126,449,174)
Small Cap Growth. . . . .     114,411,614      5,425,019    (17,199,451)      (11,774,432)
Worldwide Leaders . . . .      26,914,199        936,517     (1,418,880)         (482,363)
Mid Cap Index . . . . . .     354,021,099     20,637,614    (87,497,665)      (66,860,051)
Growth Focus. . . . . . .       6,931,129        161,703       (582,339)         (420,636)
Global Technology and
     Communications . . .      15,727,814        340,885     (1,544,506)       (1,203,621)
Global Health Sciences. .      12,378,762         99,806       (521,252)         (421,446)
Nationwide Leaders. . . .       9,397,867        193,047       (883,609)         (690,562)
Emerging Markets. . . . .      24,640,602      1,072,472     (3,869,600)       (2,797,128)
International Growth. . .       9,226,202        418,914       (732,223)         (313,309)
Aggressive. . . . . . . .      19,866,362        161,086     (1,380,820)       (1,219,734)
Moderately Aggressive . .      76,283,958        810,668     (5,006,850)       (4,196,182)
Moderate. . . . . . . . .     170,898,732      2,196,735     (7,128,334)       (4,931,599)
Moderately Conservative .      97,538,536      1,247,554     (2,704,416)       (1,456,862)
Conservative. . . . . . .      90,565,160      1,115,428     (1,177,541)          (62,113)
US Growth Leaders . . . .       6,970,902        225,840       (291,624)          (65,784)
Global Utilities. . . . .       4,015,549        145,299       (426,896)         (281,597)
Global Financial Services       6,455,162        311,192       (574,364)         (263,172)


                                        141
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


                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002

As of December 31, 2002, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the treasury regulations:


FUND                       AMOUNT     EXPIRES
---------------------------------------------
Total Return . . . . .  $276,175,598     2009
Total Return . . . . .    94,149,533     2010
Growth . . . . . . . .   275,247,754     2009
Growth . . . . . . . .    74,992,666     2010
Small Company. . . . .    29,272,112     2009
Small Company. . . . .    37,993,424     2010
Money Market . . . . .         5,268     2010
Money Market II. . . .            39     2010
Balanced . . . . . . .       855,244     2008
Balanced . . . . . . .     5,909,075     2009
Balanced . . . . . . .    14,702,237     2010
Mid Cap Growth . . . .     4,368,723     2008
Mid Cap Growth . . . .   119,890,125     2009
Mid Cap Growth . . . .    55,299,702     2010
Strategic Value. . . .       780,478     2009
Strategic Value. . . .     2,810,652     2010
Value. . . . . . . . .       193,074     2007
Value. . . . . . . . .       102,405     2008
Value. . . . . . . . .     8,638,366     2009
Value. . . . . . . . .     8,944,404     2010
High Income Bond . . .       238,159     2007
High Income Bond . . .       953,907     2008
High Income Bond . . .     7,311,432     2009
High Income Bond . . .     9,115,233     2010
Multi Sector Bond. . .       668,456     2008
Multi Sector Bond. . .     4,167,457     2010
Small Cap Value. . . .    84,844,639     2010
Small Cap Growth . . .     2,494,342     2008
Small Cap Growth . . .    29,201,494     2009
Small Cap Growth . . .    26,551,716     2010
Worldwide Leaders. . .    17,860,741     2009
Worldwide Leaders. . .    10,666,152     2010
Growth Focus . . . . .       300,122     2008
Growth Focus . . . . .     7,526,194     2009
Growth Focus . . . . .     5,287,755     2010
Global Technology and
     Communications. .    11,929,843     2009
Global Technology and
     Communications. .     6,053,241     2010
Global Health Sciences        52,868     2009
Global Health Sciences       654,160     2010
Nationwide Leaders . .       746,041     2010
Emerging Markets . . .        40,145     2008
Emerging Markets . . .     1,131,195     2009
Emerging Markets . . .     2,729,241     2010


                                        142
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002


FUND                    AMOUNT    EXPIRES
-----------------------------------------
International Growth  $  459,420     2008
International Growth   3,116,378     2009
International Growth   1,574,151     2010
Aggressive . . . . .      50,048     2010
US Growth Leaders. .   1,516,126     2010
Global Utilities . .     536,131     2010

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2002, the fund deferred to January 1, 2003 post October capital losses, post October currency losses and post October passive foreign investment company losses of:


FUND                                  CAPITAL LOSSES
-----------------------------------------------------
Total Return . . . . . . . . . . . .  $    23,455,081
Growth . . . . . . . . . . . . . . .        9,725,436
Small Company. . . . . . . . . . . .       10,318,590
Balanced . . . . . . . . . . . . . .          693,961
Mid Cap Growth . . . . . . . . . . .          695,756
Strategic Value. . . . . . . . . . .          633,905
Value. . . . . . . . . . . . . . . .        1,077,225
High Income Bond . . . . . . . . . .        2,262,287
Multi Sector Bond. . . . . . . . . .        1,606,791
Small Cap Value. . . . . . . . . . .        9,927,993
Small Cap Growth . . . . . . . . . .        5,225,855
Worldwide Leaders. . . . . . . . . .          407,923
Mid Cap Index. . . . . . . . . . . .          324,875
Global Technology and Communications          297,311
Global Health Sciences . . . . . . .            1,195
Nationwide Leaders . . . . . . . . .           59,970
Emerging Markets . . . . . . . . . .          273,221
International Growth . . . . . . . .          188,760
Aggressive . . . . . . . . . . . . .           67,773
Moderately Aggressive. . . . . . . .           17,976
Global Utilities . . . . . . . . . .           18,880
Global Financial Services. . . . . .           24,016

(K)  DISTRIBUTIONS  TO  SHAREHOLDERS

For all Funds, excluding the Money Market and Money Market II Funds, dividends from net investment income, if any, are declared and paid quarterly. For the Money Market Funds, dividends from net investment income are declared daily and paid monthly. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.


                                        143
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


                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002

(L)  EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Once expenses are charged to a Fund, they are allocated to the classes based on total settled shares outstanding of each class for the Money Market Funds and based on relative net assets of each class for all other Funds. Expenses specific to a class (such as 12b-1 and administrative services fees) are charged to that class.

3.  TRANSACTIONS  WITH  AFFILIATES

Under  the  terms  of  an  Investment  Advisory Agreement, Gartmore Global Asset
Management Trust ("GGAMT") manages the investment of the assets and supervises the daily business affairs of the Emerging Markets, International Growth, Global Utilities and Global Financial Services Funds, and Gartmore Mutual Fund Capital Trust ("GMF") provides these services to the remaining Funds. GMF is a wholly owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), a holding company. GGI is a wholly owned subsidiary of GGAMT. GGAMT is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. GMF and GGAMT also provide investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Funds it advises. The subadvisers listed below manage all or a portion of their respective Fund's investments and have the responsibility for making all investment decisions for that portion of the applicable Fund unless otherwise indicated. Additional information regarding the subadvised Funds is as follows:


FUND                         SUBADVISER(S)
---------------------------------------------------------------------------------------------
Small Company * . . . . .  - The Dreyfus Corporation
                           - Neuberger Berman, LLC
                           - Gartmore Global Partners **
                           - Strong Capital Management, Inc.
                           - Waddell & Reed Investment Management Company
---------------------------------------------------------------------------------------------
Balanced. . . . . . . . .  - J.P. Morgan Investment Management, Inc.
---------------------------------------------------------------------------------------------
Mid Cap Growth. . . . . .  - Strong Capital Management, Inc.
---------------------------------------------------------------------------------------------
Strategic Value . . . . .  - Strong Capital Management, Inc.
---------------------------------------------------------------------------------------------
Value . . . . . . . . . .  - Van Kampen Asset Management, Inc. after May 1, 2002
                           - Federated Investment Counseling prior to May 1, 2002
---------------------------------------------------------------------------------------------
High Income Bond. . . . .  - Federated Investment Counseling
---------------------------------------------------------------------------------------------
Multi Sector Bond . . . .  - Morgan Stanley Investments, LP
---------------------------------------------------------------------------------------------
Small Cap Value * . . . .  - The Dreyfus Corporation
---------------------------------------------------------------------------------------------
Small Cap Growth. . . . .  - Morgan Stanley Investments, LP
                           - Waddell & Reed Investment Management Company
                           - Neuberger Berman, LLC
---------------------------------------------------------------------------------------------
Worldwide Leaders . . . .  - Gartmore Global Partners ** after January 2, 2002
                           - J.P. Morgan Investment Management, Inc. prior to January 2, 2002
---------------------------------------------------------------------------------------------
Mid Cap Index . . . . . .  - The Dreyfus Corporation
---------------------------------------------------------------------------------------------
Growth Focus. . . . . . .  - Turner Investment Partners, Inc.
---------------------------------------------------------------------------------------------
Emerging Markets. . . . .  - Gartmore Global Partners **
---------------------------------------------------------------------------------------------
International Growth. . .  - Gartmore Global Partners **
---------------------------------------------------------------------------------------------
Global Utilities. . . . .  - Gartmore Global Partners **
---------------------------------------------------------------------------------------------
Global Financial Services  - Gartmore Global Partners **
---------------------------------------------------------------------------------------------

*    GMF,  as  investment  adviser,  directly  manages a portion of these Funds.
**   Affiliate  of  GMF  and  GGAMT.


                                        144
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002

Under the terms of the Investment Advisory Agreements, each Fund pays their respective adviser an investment advisory fee based on that Fund's average daily net assets. From such fees, pursuant to the sub-advisory agreements, GMF or GGAMT pays fees to each applicable subadviser. Additional information regarding investment advisory fees for GMF, GGAMT and the subadvisory fees is as follows for the year ended December 31, 2002:


                           FEE           TOTAL     FEES       PAID TO
FUND                     SCHEDULE         FEES   RETAINED   SUB-ADVISER
------------------------------------------------------------------------
Total Return and.  Up to $1 billion       0.60%      0.60%           N/A
Growth. . . . . .  Next $1 billion       0.575%     0.575%           N/A
                   Next $3 billion        0.55%      0.55%           N/A
                   $  5 billion or more   0.50%      0.50%           N/A
------------------------------------------------------------------------
Government Bond .  Up to $1 billion       0.50%      0.50%           N/A
                   Next $1 billion       0.475%     0.475%           N/A
                   Next $3 billion        0.45%      0.45%           N/A
                   $  5 billion or more   0.40%      0.40%           N/A
------------------------------------------------------------------------
Small Company . .  All assets             0.93%      0.33%         0.60%
------------------------------------------------------------------------
Money Market. . .  Up to $1 billion       0.40%      0.40%           N/A
                   Next $1 billion        0.38%      0.38%           N/A
                   Next $3 billion        0.36%      0.36%           N/A
                   $  5 billion or more   0.34%      0.34%           N/A
------------------------------------------------------------------------
Money Market II .  Up to $1 billion       0.50%      0.50%           N/A
                   Next $1 billion        0.48%      0.48%           N/A
` . . . . . . . .  Next $3 billion        0.46%      0.46%           N/A
                   $  5 billion or more   0.44%      0.44%           N/A
------------------------------------------------------------------------
Balanced. . . . .  Up to $100 million     0.75%      0.40%         0.35%
                   $100 million or more   0.70%      0.40%         0.30%
------------------------------------------------------------------------
Mid Cap Growth. .  Up to $500 million     0.90%      0.40%         0.50%
                   $500 million or more   0.85%      0.40%         0.45%
------------------------------------------------------------------------
Strategic Value .  Up to $500 million     0.90%      0.40%         0.50%
                   $500 million or more   0.90%      0.45%         0.45%
------------------------------------------------------------------------
Value . . . . . .  Up to $50 million      0.80%      0.45%         0.35%
                   Next $200 million      0.65%      0.35%         0.30%
                   Next $250 million      0.60%      0.35%         0.25%
                   $500 million or more   0.55%      0.35%         0.20%
------------------------------------------------------------------------
High Income Bond.  Up to $50 million      0.80%      0.40%         0.40%
                   Next $200 million      0.65%      0.40%         0.25%
                   Next $250 million      0.60%      0.40%         0.20%
                   $500 million or more   0.55%      0.40%         0.15%
------------------------------------------------------------------------
Multi Sector Bond  Up to $200 million     0.75%      0.45%         0.30%
                   $200 million or more   0.70%      0.45%         0.25%
------------------------------------------------------------------------
Small Cap Value .  Up to $200 million     0.90%      0.40%         0.50%
                   $200 million or more   0.85%      0.40%         0.45%
------------------------------------------------------------------------
Small Cap Growth.  All assets             1.10%      0.50%         0.60%
------------------------------------------------------------------------
Worldwide Leaders  Up to $50 million      1.00%      0.40%         0.60%
                   $ 50 million or more   0.95%      0.40%         0.55%
------------------------------------------------------------------------


                                        145
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002


                                   FEE          TOTAL     FEES       PAID TO
FUND                            SCHEDULE         FEES   RETAINED   SUB-ADVISER
--------------------------------------------------------------------------------
Mid Cap Index . . . . . .  Up to $250 million    0.50%      0.40%         0.10%
                           Next $250 million     0.49%      0.40%         0.09%
                           Next $250 million     0.48%      0.40%         0.08%
                           Next $250 million     0.47%      0.40%         0.07%
                           $ 1 billion or more   0.45%      0.40%         0.05%
--------------------------------------------------------------------------------
Growth Focus *. . . . . .  Up to $500 million    0.90%      0.35%         0.55%
                           Next $1.5 billion     0.80%      0.35%         0.45%
                           $ 2 billion or more   0.75%      0.35%         0.40%
--------------------------------------------------------------------------------
Global Technology and . .  All assets            0.98%      0.98%           N/A
Communications
--------------------------------------------------------------------------------
Global Health Sciences. .  All assets            1.00%      1.00%           N/A
--------------------------------------------------------------------------------
Nationwide Leaders and. .  Up to $500 million    0.90%      0.90%           N/A
US Growth Leaders*. . . .  Next $1.5 billion     0.80%      0.80%           N/A
                           $ 2 billion or more   0.75%      0.75%           N/A
--------------------------------------------------------------------------------
Emerging Markets. . . . .  All assets            1.15%     0.575%        0.575%
--------------------------------------------------------------------------------
International Growth and.  All assets            1.00%      0.50%         0.50%
Global Financial Services
--------------------------------------------------------------------------------
Aggressive, Moderately. .  All assets            0.13%      0.13%            N/A
Aggressive, Moderate,
Moderately Conservative
and Conservative
--------------------------------------------------------------------------------
Global Utilities. . . . .  All assets            0.80%      0.40%         0.40%
--------------------------------------------------------------------------------

* The Growth Focus Fund and the US Growth Leaders Fund pay GMF a base management fee (as shown above) which may be adjusted upward or downward depending on each of the Fund's performance relative to its benchmark, the Russell 1000 Growth Index for the Growth Focus Fund and the S&P 500 Index for the US Growth Leaders Fund. Thus, if either Fund outperforms its benchmark by 12% or more over a 36 month period, that Fund will pay higher management fees. Conversely, if either Fund underperforms its benchmark by 12% or more over a 36 month period, that Fund will pay lower management fees. No adjustment will take place if the under or overperformance is less than 12% and GMF will receive the applicable base fee. The fee adjustment described above will be phased in over a 24 month period beginning after the first year of operations of each Fund. The base fee is either increased or decreased by the following amounts at each breakpoint:


FEE SCHEDULE         FEE ADJUSTMENT
------------------------------------
Up to $500 million.        +/- 0.22%
Next $1.5 billion .        +/- 0.18%
2 billion or more.        +/- 0.16%


                                        146
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002

For certain Funds, GMF previously waived advisory fees, and if necessary, reimbursed expenses of each Fund in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the voluntary expense caps for each applicable Fund and Class for the period ended January 14, 2002, at which time each of these waivers and reimbursements was discontinued after prior notice to shareholders:

FUND                               EXPENSE CAPS
------------------------------------------------
Total Return. . .  Class I Shares          0.78%
Growth. . . . . .  Class I Shares          0.80%
Government Bond .  Class I Shares          0.66%
Small Company . .  Class I Shares          1.25%
Money Market. . .  Class I Shares          0.55%
Balanced. . . . .  Class I Shares          0.90%
Mid Cap Growth. .  Class I Shares          1.00%
Value . . . . . .  Class I Shares          0.95%
High Income Bond.  Class I Shares          0.95%
Multi Sector Bond  Class I Shares          0.90%
Small Cap Value .  Class I Shares          1.05%
Small Cap Growth.  Class I Shares          1.30%
Worldwide Leaders  Class I Shares          1.20%
Mid Cap Index . .  Class I Shares          0.65%

For Strategic Value Class I Shares, GMF has agreed to waive management fees and, if necessary, to reimburse expenses so that operating expenses will not exceed 1.00%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

Effective July 1, 2002, GMF or GGAMT, where applicable, and the Funds have entered into written contracts ("Expense Limitation Agreements") limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding the amounts listed in the table below until at least July 1, 2003 (except for the Investor Destinations Funds which are contractual through May 1, 2003):


FUND                                    EXPENSE CAPS
-----------------------------------------------------
Growth Focus. . . . . . .  All Classes          1.35%
Global Technology and . .  All Classes          1.25%
Communications
Emerging Markets. . . . .  All Classes          1.40%
International Growth. . .  All Classes          1.25%
Global Health Sciences. .  All Classes          1.25%
Nationwide Leaders. . . .  All Classes          1.10%
US Growth Leaders . . . .  All Classes          1.15%
Global Utilities. . . . .  All Classes          1.05%
Global Financial Services  All Classes          1.25%
Aggressive                                      0.61%
Moderately Aggressive                           0.61%
Moderate                                        0.61%
Moderately Conservative                         0.61%
Conservative                                    0.61%


                                        147
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002

Prior to July 1, 2002, GMF or GGAMT, where applicable, and the Funds had entered into Expense Limitation Agreements limiting operating expense from exceeding the amounts listed in the table below:


FUND                                          EXPENSE CAPS
-----------------------------------------------------------
Money Market II1                                      1.30%
Growth Focus1. . . . . . .  Class I Shares            1.35%
Growth Focus1. . . . . . .  Class III Shares          1.35%
Global Technology and. . .  Class I Shares            1.35%
Communications1
Global Technology and. . .  Class III Shares          1.35%
Communications1
Emerging Markets1. . . . .  Class I Shares            1.75%
Emerging Markets1. . . . .  Class II Shares           2.00%
Emerging Markets1. . . . .  Class III Shares          1.75%
International Growth1. . .  Class I Shares            1.60%
International Growth1. . .  Class III Shares          1.60%
Global Health Sciences2. .  Class I Shares            1.35%
Global Health Sciences2. .  Class III Shares          1.35%
Nationwide Leaders2. . . .  Class I Shares            1.10%
Nationwide Leaders2. . . .  Class III Shares          1.10%
US Growth Leaders2 . . . .  Class I Shares            1.25%
US Growth Leaders2 . . . .  Class III Shares          1.25%
Global Utilities2. . . . .  Class I Shares            1.15%
Global Utilities2. . . . .  Class III Shares          1.15%
Global Financial Services2  Class I Shares            1.35%
Global Financial Services2  Class III Shares          1.35%
Aggressive3                                           0.61%
Moderately Aggressive3                                0.61%
Moderate3                                             0.61%
Moderately Conservative3                              0.61%
Conservative3                                         0.61%

1 Expense caps shown are contractual at least through May 1, 2002. After May 1, 2002 the expense caps described above limit operating expenses excluding taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees. The expense cap for Money Market II was discontinued effective May 1, 2002.
2 Expense caps shown are contractual through April 30, 2003. The expense caps described above limit operating expenses excluding taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees.
3    Expense  caps  shown  are  contractual  through  May  1,  2003.


                                        148
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002

Pursuant to the Expense Limitation Agreements as indicated above, GMF or GGAMT may request and receive reimbursement of the advisory fees waived or limited and other expenses reimbursed by them at a later date not to exceed three years from commencement of operations, if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement of previous waivers and reimbursements will be made to GMF or GGAMT unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class or Fund making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF or GGAMT is not permitted. As of the year ended December 31, 2002, the cumulative potential reimbursements were as follows:


FUND                        AMOUNT        EXPIRES
------------------------------------------------------
Money Market II . . . . .  $ 10,789  October 2, 2004
Growth Focus. . . . . . .   136,078  June 30, 2003
Global Technology and . .   158,298  June 30, 2003
Communications
Global Health Sciences. .   101,589  December 29, 2003
Nationwide Leaders. . . .     7,588  December 18, 2004
Emerging Markets. . . . .    97,637  August 30, 2003
International Growth. . .   143,699  August 30, 2003
Aggressive. . . . . . . .     6,646  December 12, 2004
Moderately Aggressive . .     6,646  December 12, 2004
Moderate. . . . . . . . .     6,646  December 12, 2004
Moderately Conservative .     6,646  December 12, 2004
Conservative. . . . . . .     6,646  December 12, 2004
US Growth Leaders . . . .     7,223  December 18, 2004
Global Utilities. . . . .     8,543  December 18, 2004
Global Financial Services     8,320  December 18, 2004

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA") provides the Funds with various administrative and accounting services. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for each of the Funds. The fees for the services provided under both agreements are combined and calculated based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for its services.


COMBINED FEE SCHEDULE*
---------------------------------------------
Up to $1 billion . . . . . . . . . . .  0.13%
1 billion and more up to $3 billion .   0.08%
3 billion and more up to $8 billion .   0.05%
8 billion and more up to $10 billion.   0.04%
10 billion and more up to $12 billion   0.02%
12 billion or more. . . . . . . . . .   0.01%

* The assets of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.


                                        149
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agency services, respectively, to the Funds.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. ("GDSI"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of Class II shares of the Funds. Prior to October 1, 2002, Nationwide Securities, Inc. ("NSI") served as the Funds' Distributor. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate not to exceed 0.25% for Class II shares.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of each of the applicable Funds, Money Market II and the Investor Destinations Funds.

The Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the "contract owner"). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less. The short-term trading fee is paid directly to the applicable Fund and is designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first. For the year ended December 31, 2002 the Growth Focus, Global Health Sciences, Nationwide Leaders, Emerging Markets, International Growth, US Growth Leaders, Global Utilities and Global Financial Services Funds had contributions to capital in the amount of $17,145, $16,931, $16,547, $28,395, $12,520, $6,469, $3,954 and $9,478, respectively due to collection  of  redemption  fees.

As of December 31, 2002, the advisers or affiliates of the advisers directly held the percentage indicated of the shares outstanding of the applicable Fund:


                                  % OF SHARES
FUND                        OUTSTANDING OWNED
---------------------------------------------
International Growth. . .                 51%
US Growth Leaders . . . .                 33%
Global Utilities. . . . .                 60%
Global Financial Services                 43%

As a result of certain trading errors that occurred in April of 2002, the Global Technology and Communications Fund was reimbursed $172,443 by GMF to offset losses realized on the disposal of investments.

4.  BANK  LOANS

The Trust has an unsecured bank line of credit of $50,000,000 with Fifth Third Bank. Borrowing under this arrangement bears interest at the Federal Funds rate plus 0.50%. These interest costs are included in the custodian fees in the Statements of Operations. No compensating balances are required under the terms of the agreement. The Mid Cap Growth Fund was the only Fund that had outstanding borrowings as of December 31, 2002.


                                        150
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2002

5.  INVESTMENT  TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2002 are summarized as follows:


FUND                         PURCHASES        SALES
-------------------------------------------------------
Total Return. . . . . . .  $  489,314,861  $590,059,945
Growth. . . . . . . . . .     628,226,205   684,259,681
Government Bond . . . . .   1,323,113,939   753,025,690
Small Company . . . . . .     579,099,180   605,728,235
Balanced. . . . . . . . .     452,507,540   435,022,513
Mid Cap Growth. . . . . .     686,060,223   665,516,743
Strategic Value . . . . .      15,688,696    16,869,734
Value . . . . . . . . . .     107,015,697   106,077,824
High Income Bond. . . . .      90,653,535    38,264,755
Multi Sector Bond . . . .     580,445,694   601,880,804
Small Cap Value . . . . .     733,918,957   719,538,288
Small Cap Growth. . . . .     185,860,125   168,846,050
Worldwide Leaders . . . .     232,919,624   267,694,339
Mid Cap Index . . . . . .     170,282,567    79,192,491
Growth Focus. . . . . . .      79,672,616    80,518,417
Global Technology and
Communications. . . . . .     117,959,420   110,880,823
Global Health Sciences. .      53,677,731    43,869,340
Nationwide Leaders. . . .      15,493,387     6,826,496
Emerging Markets. . . . .      56,852,135    45,164,113
International Growth. . .      23,121,592    20,631,233
Aggressive. . . . . . . .      27,920,784     8,438,688
Moderately Aggressive . .      85,438,432    11,542,994
Moderate. . . . . . . . .     169,624,914    11,846,069
Moderately Conservative .      95,832,729    10,909,083
Conservative. . . . . . .      80,182,071     8,191,394
US Growth Leaders . . . .      39,869,389    34,533,833
Global Utilities. . . . .       5,884,781     4,363,333
Global Financial Services      12,536,421     9,237,214

6.  PORTFOLIO  INVESTMENT  RISKS

Credit and Market Risk. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Funds.


                                        151
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


REPORT  OF  INDEPENDENT  ACCOUNTANTS

To the Board of Trustees and Shareholders of Gartmore Variable Insurance Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Gartmore GVIT Total Return Fund, Gartmore GVIT Growth Fund, Gartmore GVIT Government Bond Fund, GVIT Small Company Fund, Gartmore GVIT Money Market Fund, Gartmore GVIT Money Market Fund II, J.P. Morgan GVIT Balanced Fund, Strong GVIT Mid Cap Growth Fund, Nationwide GVIT Strategic Value Fund, Comstock GVIT Value Fund, Federated GVIT High Income Bond Fund, MAS GVIT Multi Sector Bond Fund, GVIT Small Cap Value Fund, GVIT Small Cap Growth Fund, Gartmore GVIT Worldwide Leaders Fund, Dreyfus GVIT Mid Cap Index Fund, Turner GVIT Growth Focus Fund, Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore GVIT Investor Destinations Conservative Fund, Gartmore GVIT U.S. Growth Leaders Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Financial Services Fund (thirty series of Gartmore Variable Insurance Trust, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the years (or periods) presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers  LLP
Philadelphia,  Pennsylvania
February  19,  2003


                                        152
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


                        GARTMORE VARIABLE INSURANCE TRUST
                      SUPPLEMENTAL INFORMATION (UNAUDITED)
                                DECEMBER 31, 2002

1.  SHAREHOLDER  MEETING

On December 16, 2002, a Special Meeting of the shareholders of the Gartmore Global Technology and Communications Fund (the "Fund") was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

ISSUE  1:

To amend the Fund's fundamental policy regarding industry concentration to permit the Fund to concentrate its investments in issuers in technology and/or communications industries. These industries include: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment.


FOR        AGAINST  ABSTAIN
---------------------------
3,205,370  193,877  193,840

ISSUE  2:

To amend the Fund's fundamental policy regarding diversification to change the Fund from a "diversified" to a "non-diversified" fund.


FOR        AGAINST  ABSTAIN
---------------------------
3,102,319  246,630  244,138

2.  FEDERAL  INCOME  TAXES

For the taxable year ended December 31, 2002, the following percentage of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:


                           QUALIFIED
                            DIVIDEND
FUND                         INCOME
-------------------------------------
Total Return. . . . . . .        100%
Balanced. . . . . . . . .         41%
Strategic Value . . . . .        100%
Value . . . . . . . . . .        100%
High Income Bond. . . . .          1%
Small Cap Value . . . . .          9%
Worldwide Leaders . . . .         11%
Mid Cap Index . . . . . .        100%
Nationwide Leaders. . . .        100%
Aggressive. . . . . . . .         77%
Moderately Aggressive . .         41%
Moderate. . . . . . . . .         29%
Moderately Conservative .         15%
Conservative. . . . . . .          7%
Global Utilities. . . . .        100%
Global Financial Services         63%


                                        153
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


                        GARTMORE VARIABLE INSURANCE TRUST
                       MANAGEMENT INFORMATION (UNAUDITED)
    TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
                                      FUNDS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                       TERM OF
                                       OFFICE                                                          NUMBER OF
                                        WITH                                                           PORTFOLIOS
                                       TRUST-                                                           IN FUND        OTHER
NAME                     POSITION(S)  LENGTH OF                                                         COMPLEX    DIRECTORSHIPS
ADDRESS,                    WITH        TIME                                                            OVERSEEN      HELD BY
AND AGE                     FUND       SERVED        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       BY TRUSTEE    TRUSTEE(2)
-------------------------------------------------------------------------------------------------------------------------------
CHARLES E. ALLEN. . . .  Trustee      Since      Mr. Allen is Chairman, Chief Executive Officer                79  None
8162 E. Jefferson                     Jul-00     and President of Graimark Realty Advisors, Inc.
Ave., #15B                                       (real estate development, investment and asset
Detroit, MI 48214                                management).
Age 54

-------------------------------------------------------------------------------------------------------------------------------
PAULA H.J. CHOLMONDELEY  Trustee      Since      Ms. Cholmondeley is Vice President and General                79  None
c/o Sappi Fine Paper                  Jul-00     Manager of Special Products at Sappi Fine Paper
225 Franklin Street                              North America. Prior to 1998, she held various
Boston, MA 02110                                 positions with Owens Corning, including Vice
Age 55                                           President andGeneral Manager of the Residential
                                                 Insulation Division (1997 to 1998), President of
                                                 the MIRAFLEX Fibers Division (1994 to 1997).

-------------------------------------------------------------------------------------------------------------------------------
C. BRENT DEVORE . . . .  Trustee      Since      Dr. DeVore is President of Otterbein College.                 79  None
111 N. West Street                    May-98
Westerville, OH 43081
Age 62

-------------------------------------------------------------------------------------------------------------------------------
ROBERT M. DUNCAN. . . .  Trustee      Since      Since 1999, Mr. Duncan has worked as an                       79  None
1397 Haddon Road                      Apr-97     arbitration and mediation consultant. From 1996
Columbus, OH 43209                               to 1999, he was Commissioner of the Ohio
Age 75                                           Elections Commission.


-------------------------------------------------------------------------------------------------------------------------------
BARBARA L. HENNIGAR . .  Trustee      Since      Retired; Ms. Hennigar is the former Chairman                  79  None
6363 So. Sicily Way                   Jul-00     of Oppenheimer Funds Services and Shareholder
Aurora, CO 80016                                 Services Inc. Ms. Hennigar held this position from
Age 67                                           October 1999 to June 2000. Prior to that, she served
                                                 As President and Chief Executive Officer of
                                                 OppenheimerFunds Services.

-------------------------------------------------------------------------------------------------------------------------------
THOMAS J. KERR, IV. . .  Trustee      Since      Dr. Kerr is President Emeritus of Kendall College.            79  None
4890 Smoketalk Lane                   Jun-81
Westerville, OH 43081
Age 69

-------------------------------------------------------------------------------------------------------------------------------
DOUGLAS F. KRIDLER. . .  Trustee      Since      Mr. Kridler is the President and Chief Executive              79  None
2355 Brixton Road                     September  Officer of the Columbus Foundation. Prior to
Columbus, OH 43221                         1997  January 31, 2002, Mr. Kridler was the President of
Age 47                                           the Columbus Association for the Performing Arts
                                                 andChairman of the Greater Columbus Convention
                                                 and Visitors Bureau.

-------------------------------------------------------------------------------------------------------------------------------
DAVID C. WETMORE. . . .  Trustee3     Since      Mr. Wetmore is the Managing Director of Updata               793  None
26 Turnbridge Drive                   May-98     Capital, Inc., a venture capital firm
Long Cove Plantation
Hilton Head, SC 29928
Age 54


                                        154
--------------------------------------------------------------------------------

                        GARTMORE VARIABLE INSURANCE TRUST
                       MANAGEMENT INFORMATION (UNAUDITED)
    TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
                                      FUNDS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                 TERM OF
                                 OFFICE                                                               NUMBER OF
                                  WITH                                                               PORTFOLIOS
                                 TRUST-                                                                IN FUND        OTHER
NAME               POSITION(S)  LENGTH OF                                                              COMPLEX    DIRECTORSHIPS
ADDRESS,              WITH        TIME                                                                OVERSEEN       HELD BY
AND AGE               FUND       SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         BY TRUSTEE     TRUSTEE(2)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JOSEPH J. GASPER.  Trustee      Since      Mr. Gasper is a Director, President                               79   None
Nationwide. . . .  Sep-97                  and Chief Operating Officer of Nationwide
Insurance                                  Financial Services, Inc.* (since December 1996)
One Nationwide                             and of Nationwide Life and Annuity Insurance
Plaza 1-37-06                              Company* and Life Insurance Company* (since
Columbus, OH                               April 1996). Mr. Gasper is also ViceChairman of
43215                                      the Board of Directors of the managing unitholder
Age 59                                     of GGAMT* and GMF.*

-------------------------------------------------------------------------------------------------------------------------------
PAUL J. HONDROS .  Trustee,     Since      Mr. Hondros is President and Chief Executive                    79(3)  None
Gartmore Global .  Chairman     Jul-00     Officer of Gartmore Distribution Services, Inc.*,
Investments, Inc.  and                     Gartmore Morley Capital Management, Inc.*,
1200 River Road,.  Chief                   Gartmore Morley Financial Services, Inc.,*
Conshohocken, . .  Executive               NorthPointe Capital, LLC*, GGAMT*, GGI*,
PA 19428. . . . .  Officer                 GMF*,and GSA* and a Director of Nationwide
Age 54                                     Securities, Inc.* as well as several entities
                                           within Nationwide Financial Services, Inc.* Prior
                                           to that, Mr. Hondros served as President and Chief
                                           Operations Officer of Pilgrim Baxter and Associates,
                                           Ltd., an investment management firm, and its affiliated
                                           investment management arm, Pilgrim Baxter Value
                                           Investors, Inc. and as Executive Vice President to the
                                           PBHG Funds, PBHG Insurance Series Funds and
                                           PBHG Adviser Funds.

-------------------------------------------------------------------------------------------------------------------------------
ARDEN L. SHISLER.  Trustee      Since      Mr. Shisler is President and Chief Executive Officer              79   None
1356 North .. . .  Feb-00       of K&B     Transport, Inc., a trucking firm, Chairman
Wenger Rd.,                                of the Board for Nationwide Mutual Insurance
Dalton, OH                                 Company* and a Director ofNationwide Financial
44618                                      Services, Inc.*
Age 61

-------------------------------------------------------------------------------------------------------------------------------
GERALD J. HOLLAND  Treasurer    Since      Mr. Holland is Senior Vice President - Chief                      79   None
Gartmore Global .  and          Mar-01     Administrative Officer for GGI*, GMF,* GSA and
Investments, Inc.  Chief                   GDSI.* From July 2000 to March 2002 he was
1200 River Road,.  Financial               Senior Vice President - Operations for GGI, GMF .
Conshohocken, . .  Officer                 and GSA. Prior to July 2000, he was Vice President
PA 19428                                   for First Data Investor Services, an investment company
Age 51                                     service provider.


1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.
3 Mr. Wetmore serves as an independent member, and Mr. Hondros serves as a member, of the Administrative Committee for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by Gartmore SA Capital Trust ("GSA").
* This position is held with an affiliated person or principal underwriter of the Funds.



                                        155
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